UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/20

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report to Shareholders	August 31, 2020

Institutional Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient US economy, solid corporate earnings and a newly accommodative US Federal

Reserve (the Fed), which helped propel risk assets higher, particularly equities. The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

    Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

    Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

    During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal” and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation” and that “employment can run at or above real-time estimates of its maximum level without causing concern.”1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

    Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

2 Source: US Treasury Department

3	Short-Term Investments Trust

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

4	Short-Term Investments Trust

Fund Data

Institutional Class data as of 8/31/20
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Liquid Assets[1]	19 -49 days	39 days	56 days	$2.6	billion
Invesco STIC Prime[1]	7 - 20 days	9 days	10 days	320.8	million
Invesco Treasury[2]	14 -59 days	38 days	103 days	19.2	billion
Invesco Government & Agency[2]	7 - 44 days	22 days	112 days	30.3	billion
Invesco Treasury Obligations[2]	28 -59 days	54 days	109 days	1.4	billion
Invesco Tax-Free Cash Reserve[3]	7 - 15 days	8 days	8 days	151.0	million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

5	Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

6	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/20
				Invesco
	Invesco Liquid	Invesco STIC	Invesco	Government	Invesco Treasury	Invesco Tax-Free
	Assets	Prime	Treasury	& Agency	Obligations	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
1 - 7	41.1%	52.9%	37.6%	25.9%	3.6%	0.9%
8 - 30	13.2	30.4	12.4	16.6	26.0	95.6
31 - 60	10.4	16.7	9.9	13.6	21.1	3.3
61 - 90	9.6	0.0	5.1	9.9	15.6	0.2
91 - 180	17.9	0.0	18.4	9.9	20.4	0.0
181+	7.8	0.0	16.6	24.1	13.3	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

7	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-41.89%(a)
Asset-Backed Securities - Fully Supported Bank-14.49%
Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(b)	0.21%	11/24/2020	$30,000	$ 29,988,100
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	50,000	49,999,028
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.40%	12/01/2020	25,000	25,011,673
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.39%	01/05/2021	16,500	16,508,425
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	5,000	5,002,096
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	30,000	29,992,708
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,992,350
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	40,000	39,950,600
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	30,000	29,998,320
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.27%	11/03/2020	25,759	25,750,345
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.31%	09/02/2020	21,000	20,999,849
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	55,000	54,984,774
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	18,750	18,736,308
				371,914,576

Diversified Banks-10.72%
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	10,000	10,001,179
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	20,000	20,006,229
Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,995,487
Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	30,000	29,978,492
HSBC Bank PLC (3 mo. USD LIBOR + 0.20%) (United Kingdom)(b)(c)(d)	0.76%	11/02/2020	20,000	20,007,281
Natixis S.A.(b)	0.35%	11/30/2020	5,000	4,997,915
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.21%	02/16/2021	50,000	49,963,618
NRW Bank (Germany)(b)(c)	0.11%	09/04/2020	50,000	49,999,472
Royal Bank of Canada (SOFR + 0.40%) (Canada)(b)(c)(d)	0.49%	10/07/2020	35,000	35,012,225
Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.43%	06/11/2021	15,000	15,012,191
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	5,000	5,000,298
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,003,086
				274,977,473

Diversified Capital Markets-2.92%
Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	0.17%	10/19/2020	50,000	49,981,285
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,973,742
				74,955,027

Other Diversified Financial Services-2.92%
Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000
Erste Abwicklungsanstalt (Germany)(b)(c)	0.00%	03/01/2021	50,000	49,962,589
				74,962,589

Regional Banks-7.41%
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(b)	1.45%	09/10/2020	25,000	24,999,549
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.30%) (United Kingdom)(b)(c)(d)	0.46%	09/11/2020	25,000	25,002,485
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.27%) (United Kingdom)(b)(c)(d)	0.44%	10/27/2020	40,000	40,016,979
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	50,000	49,999,683
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%) (Sweden)(b)(c)(d)	0.41%	12/30/2020	50,000	50,022,297
				190,040,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-3.43%
FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	$50,000	$ 49,980,312
FMS Wertmanagement (Germany)(b)(c)	0.20%	03/04/2021	25,000	24,976,618
Pacific Life Short Term Funding LLC(c)	0.22%	10/16/2020	13,000	12,997,409
				87,954,339
Total Commercial Paper (Cost $1,074,442,925)				1,074,804,997

Certificates of Deposit-16.96%
Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(b)(d)	0.46%	09/09/2020	15,000	15,000,743
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(b)(d)	0.38%	11/13/2020	20,000	20,007,396
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(b)(d)	0.45%	09/18/2020	20,000	20,002,088
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(b)(d)	0.34%	01/22/2021	15,000	15,010,086
KBC Bank N.V.(b)	0.10%	09/03/2020	50,000	50,000,025
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(b)(d)	0.41%	10/02/2020	35,000	35,005,684
Rabobank Nederland (Netherlands)(b)	0.08%	09/01/2020	120,000	120,000,000
Sumitomo Mitsui Trust Bank Ltd.(b)	0.10%	09/03/2020	50,000	50,000,004
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(d)	0.36%	11/24/2020	20,000	20,007,144
Toronto-Dominion Bank (The) (SOFR + 0.42%)(b)(d)	0.51%	09/30/2020	25,000	25,007,497
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(b)(d)	0.43%	06/10/2021	15,000	15,007,518
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(b)(d)	0.40%	07/08/2021	50,000	50,048,806
Total Certificates of Deposit (Cost $435,000,000)				435,096,991

U.S. Dollar Denominated Bonds & Notes-6.08%

Diversified Banks-3.96%
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d)	1.24%	06/01/2021	33,400	33,637,550
Bank of Nova Scotia (The) (Canada)(b)	2.50%	01/08/2021	10,103	10,184,337
HSBC Bank PLC (United Kingdom)(b)(c)	4.75%	01/19/2021	47,285	48,085,599
U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,561,469
				101,468,955

Diversified Capital Markets-1.18%
UBS AG (Switzerland)(b)(c)	2.45%	12/01/2020	30,260	30,372,098

Technology Hardware, Storage & Peripherals-0.94%
Apple, Inc.	2.25%	02/23/2021	23,971	24,162,301
Total U.S. Dollar Denominated Bonds & Notes (Cost $155,802,618)				156,003,354

Variable Rate Demand Notes-2.68%(e)

Credit Enhanced–2.68%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	9,300	9,299,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	2,600	2,600,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.05%	11/01/2035	18,225	18,225,000
New York (State of) Housing Finance Agency (160 Madison); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	11/01/2046	3,400	3,400,000
New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	05/01/2041	2,400	2,400,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.08%	11/01/2035	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	$30,000	$ 30,000,000
Total Variable Rate Demand Notes (Cost $68,824,999)				68,824,999

U.S. Treasury Securities-1.95%

U.S. Treasury Bills-1.95%(a)
U.S. Treasury Bills (Cost $49,993,875)	0.09%	10/20/2020	50,000	49,993,705
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.56% (Cost $1,784,064,417)				1,784,724,046

			Repurchase Amount
Repurchase Agreements-32.38%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(b)	0.20%	09/01/2020	30,000,167	30,000,000
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% -6.69%; 10/22/2021 - 06/20/2070)(b)	0.23%	09/01/2020	15,000,096	15,000,000
BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(b)(h)	0.30%	09/03/2020	10,000,583	10,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(b)	0.20%	09/01/2020	35,000,194	35,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(b)(h)	0.24%	09/23/2020	35,007,000	35,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(b)(h)	0.22%	09/03/2020	5,000,214	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(b)(h)	0.20%	09/03/2020	15,000,583	15,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(b)	0.20%	09/01/2020	15,000,083	15,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% -7.00%; 03/17/2024 - 06/03/2050)(b)	0.25%	09/01/2020	10,000,069	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	$195,572,813	$195,572,324

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	65,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% -6.13%; 01/15/2022 - 12/01/2048)(b)(i)	0.23%	-	-	35,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(b)	0.23%	09/01/2020	30,000,191	30,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	240,000,600	240,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(b)(i)	0.26%	-	-	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 - 09/30/2049)(b)(i)	0.19%	-	-	55,000,000

Total Repurchase Agreements (Cost $830,572,324)				830,572,324

TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.94% (Cost $2,614,636,741)				2,615,296,370

OTHER ASSETS LESS LIABILITIES-(1.94)%				(49,684,462)

NET ASSETS-100.00%				$2,565,611,908

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Netherlands: 10.8%; Canada: 10.5%; Germany: 7.8%; Japan: 7.6%; United Kingdom: 6.0%; other countries less than 5% each: 21.5%.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $1,136,214,679, which represented 44.29% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-22.90%(a)
Asset-Backed Securities - Fully Supported Bank-13.62%
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/16/2020	$10,000	$ 9,999,751
LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/14/2020	5,000	4,999,728
Nieuw Amsterdam Receivables Corp. (Multi - CEP’s)(b)(c)	0.15%	09/17/2020	10,000	9,999,310
Regency Markets No. 1 LLC (CEP - HSBC Bank PLC)(b)(c)	0.15%	09/08/2020	10,000	9,999,698
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	09/04/2020	9,000	8,999,876
				43,998,363

Diversified Banks-9.28%
BNG Bank N.V. (Netherlands)(b)(c)	0.15%	09/14/2020	10,000	9,999,728
Dexia Credit Local S.A. (France)(b)(c)	0.15%	10/20/2020	10,000	9,998,445
NRW Bank (Germany)(b)(c)	0.17%	10/13/2020	10,000	9,998,399
				29,996,572
Total Commercial Paper (Cost $73,993,356)				73,994,935

Variable Rate Demand Notes-11.33%(d)
Credit Enhanced-11.33%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.12%	10/01/2039	9,300	9,300,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	3,160	3,160,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	2,100	2,100,000
San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	2,975	2,975,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	6,000	6,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.16%	01/01/2033	5,300	5,300,000
Total Variable Rate Demand Notes (Cost $36,635,000)				36,635,000

Certificates of Deposit-10.12%
Industrial & Commercial Bank of China Ltd.(c)	0.24%	10/09/2020	12,000	12,000,429
Oversea Chinese Banking Corp. Ltd.(c)	0.26%	09/16/2020	3,700	3,700,220
Rabobank Nederland (Netherlands)(c)	0.08%	09/01/2020	5,000	5,000,000
Skandinaviska Enskilda Banken AB(c)	0.24%	10/01/2020	12,000	12,001,291
Total Certificates of Deposit (Cost $32,700,953)				32,701,940
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.35% (Cost $143,329,309)				143,331,875

			Repurchase Amount
Repurchase Agreements-55.35%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(c)	0.20%	09/01/2020	5,000,027	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	$5,000,292	$ 5,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(c)	0.20%	09/01/2020	5,000,028	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	5,000,194	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2020, maturing value of $10,000,000 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $10,498,122; 0.00% - 10.23%; 09/17/2020 - 09/15/2072)(c)(i)	0.41%	10/05/2020	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 -06/03/2050)(c)	0.25%	09/01/2020	5,000,035	5,000,000
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	28,878,759	28,878,687
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,753,628; 0.00% - 8.38%; 11/01/2024 -07/30/2076)(j)	0.28%	-	-	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% - 2.88%; 10/17/2024 -10/17/2029)(c)(j)	0.21%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(j)	0.23%	-	-	15,000,000
RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(c)	0.23%	09/01/2020	10,000,064	10,000,000
RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 -09/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% -12.25%; 03/09/2021 - 12/15/2072)(c)(j)	0.26%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000
Total Repurchase Agreements (Cost $178,878,687)				178,878,687
TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.70% (Cost $322,207,996)				322,210,562
OTHER ASSETS LESS LIABILITIES-0.30%				967,073
NET ASSETS-100.00%				$323,177,635

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $87,094,935, which represented 26.95% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 10.2%; Netherlands: 9.3%; Switzerland: 7.7%; France: 7.4%; Canada: 6.2%; China: 5.3%; other countries less than 5% each: 14.1%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-59.83%
U.S. Treasury Bills-35.54%(a)
U.S. Treasury Bills	0.13%-1.02%	09/03/2020	$650,000	$ 649,985,306
U.S. Treasury Bills	0.14%	09/08/2020	250,000	249,993,194
U.S. Treasury Bills	0.15%-1.77%	09/10/2020	450,000	449,923,875
U.S. Treasury Bills	0.09%-0.14%	09/17/2020	600,000	599,970,000
U.S. Treasury Bills	0.17%	09/22/2020	250,000	249,975,208
U.S. Treasury Bills	0.14%	09/29/2020	250,000	249,973,750
U.S. Treasury Bills	0.19%	10/08/2020	250,000	249,952,465
U.S. Treasury Bills	0.15%	10/13/2020	200,000	199,965,000
U.S. Treasury Bills	0.18%	10/15/2020	250,000	249,945,000
U.S. Treasury Bills	0.09%-0.16%	10/20/2020	550,000	549,910,507
U.S. Treasury Bills	0.16%	10/29/2020	250,000	249,937,570
U.S. Treasury Bills	0.12%-0.18%	11/10/2020	350,000	349,889,167
U.S. Treasury Bills	0.19%	11/17/2020	250,000	249,898,403
U.S. Treasury Bills	0.19%	11/24/2020	250,000	249,892,083
U.S. Treasury Bills	0.10%-0.11%	11/27/2020	300,000	299,925,083
U.S. Treasury Bills	0.17%	12/03/2020	200,000	199,912,167
U.S. Treasury Bills	0.16%	12/08/2020	250,000	249,894,514
U.S. Treasury Bills	0.19%	12/10/2020	250,000	249,871,528
U.S. Treasury Bills	0.16%	12/15/2020	350,000	349,873,854
U.S. Treasury Bills	0.15%	12/22/2020	150,000	149,932,333
U.S. Treasury Bills	0.11%-0.18%	12/24/2020	400,000	399,819,500
U.S. Treasury Bills	0.17%	12/31/2020	200,000	199,889,083
U.S. Treasury Bills	0.00%	02/02/2021	200,000	199,905,889
U.S. Treasury Bills	0.12%-0.26%	02/25/2021	400,000	399,631,250
U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,476,111
U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,798,749
				8,047,141,589

U.S. Treasury Notes-24.29%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	781,000	780,884,897
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	638,500	638,393,038
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	500,000	499,984,043
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	450,000	450,408,650
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	500,000	499,763,324
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	544,000	544,467,361
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	400,000	400,010,889
U.S. Treasury Notes	1.38%	09/30/2020	163,000	163,044,631
U.S. Treasury Notes	2.75%	09/30/2020	200,000	200,206,633
U.S. Treasury Notes	1.63%	10/15/2020	150,000	150,108,373
U.S. Treasury Notes	1.88%	12/15/2020	155,000	155,432,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	2.38%	12/31/2020	$100,000	$ 100,271,557
U.S. Treasury Notes	2.50%	12/31/2020	15,000	15,103,869
U.S. Treasury Notes	2.00%	01/15/2021	185,000	185,712,060
U.S. Treasury Notes	2.13%	01/31/2021	254,000	255,858,954
U.S. Treasury Notes	3.63%	02/15/2021	255,000	258,796,530
U.S. Treasury Notes	2.00%	02/28/2021	25,000	25,202,199
U.S. Treasury Notes	2.25%	03/31/2021	175,000	176,878,541
				5,500,527,984
Total U.S. Treasury Securities (Cost $13,547,669,573)				13,547,669,573
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-59.83% (Cost $13,547,669,573)				13,547,669,573

			Repurchase Amount
Repurchase Agreements-41.92%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,096; 0.13% - 5.50%; 12/31/2021 - 11/15/2044)	0.07%	09/01/2020	400,000,778	400,000,000
Bank of Nova Scotia, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,006; 0.00% - 8.00%; 09/01/2020 - 05/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	747,966,219	747,964,765
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(d)	0.11%	09/04/2020	300,027,500	300,000,000
Citigroup Global Markets, Inc., term agreement dated 08/25/2020, maturing value of $300,004,083 (collateralized by U.S. Treasury obligations valued at $306,000,000; 0.00%; 02/15/2032 - 02/15/2045)(d)	0.07%	09/01/2020	300,004,083	300,000,000
DNB Bank ASA, agreement dated 08/31/2020, maturing value of $750,001,458 (collateralized by U.S. Treasury obligations valued at $765,000,002; 0.13% - 2.88%; 01/15/2021 - 08/15/2028)	0.07%	09/01/2020	750,001,458	750,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2020, maturing value of $100,000,250 (collateralized by a U.S. Treasury obligation valued at $102,000,043; 2.13%; 05/15/2022)	0.09%	09/01/2020	100,000,250	100,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000
Goldman Sachs & Co., agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.00% - 3.13%; 09/30/2020 - 08/15/2049)	0.07%	09/01/2020	250,000,486	250,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	100,012,839	100,012,589
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,591	250,000,966
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(e)	0.07%	-	-	630,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	300,138,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	$300,147,000	$ 300,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(d)	0.09%	09/03/2020	100,002,156	100,000,406
Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2020, maturing value of $850,001,653 (collateralized by U.S. Treasury obligations valued at $867,000,078; 0.13% - 4.63%; 09/30/2021 - 11/15/2049)	0.07%	09/01/2020	850,001,653	850,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(d)	0.09%	09/03/2020	315,380,519	315,375,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/27/2020, maturing value of $100,001,556 (collateralized by a U.S. Treasury obligation valued at $102,001,065; 2.63%; 02/15/2029)(d)	0.08%	09/03/2020	100,001,555	100,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $282,688,285 (collateralized by U.S. Treasury obligations valued at $289,170,000; 0.00%; 11/15/2027 - 08/15/2037)	0.10%	09/01/2020	282,688,285	282,687,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $365,438,515 (collateralized by U.S. Treasury obligations valued at $376,135,000; 0.00%; 08/15/2033 - 02/15/2045)	0.10%	09/01/2020	365,438,515	365,437,500
RBC Dominion Securities Inc., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,002; 0.13% - 3.75%; 04/15/2022 - 08/15/2050)	0.07%	09/01/2020	400,000,778	400,000,000
Royal Bank of Canada, agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,098; 1.75% - 3.88%; 04/30/2022 - 02/15/2046)	0.07%	09/01/2020	250,000,486	250,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(e)	0.07%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/31/2020, maturing value of $300,000,583 (collateralized by U.S. Treasury obligations valued at $306,000,054; 0.00% - 2.63%; 10/08/2020 - 02/28/2023)	0.07%	09/01/2020	300,000,583	300,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,022; 2.38% - 3.38%; 05/15/2028 - 11/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000
Total Repurchase Agreements (Cost $9,491,478,726)				9,491,478,726
TOTAL INVESTMENTS IN SECURITIES(f)-101.75% (Cost $23,039,148,299)				23,039,148,299
OTHER ASSETS LESS LIABILITIES-(1.75)%				(395,658,894)
NET ASSETS-100.00%				$22,643,489,405

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-40.74%
Federal Farm Credit Bank (FFCB)-4.07%
Federal Farm Credit Bank	0.25%	09/01/2020	$68,000	$ 68,000,000
Federal Farm Credit Bank	0.25%	09/21/2020	200,000	199,972,222
Federal Farm Credit Bank	0.50%	10/20/2020	35,000	34,976,181
Federal Farm Credit Bank	0.15%	11/16/2020	25,000	24,992,083
Federal Farm Credit Bank	0.17%	11/27/2020	150,000	149,938,375
Federal Farm Credit Bank	0.40%	01/19/2021	15,000	14,976,667
Federal Farm Credit Bank	0.44%	03/24/2021	150,000	149,626,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	0.25%	05/07/2021	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.17%	06/10/2021	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.28%)(a)	0.37%	10/01/2021	365,000	365,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	02/22/2022	16,555	16,555,000
Federal Farm Credit Bank (SOFR + 0.19%)(a)	0.28%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	0.24%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.16%	08/11/2022	108,000	108,000,000
				1,297,036,528

Federal Home Loan Bank (FHLB)-29.01%
Federal Home Loan Bank	0.20%	09/09/2020	4,659	4,658,793
Federal Home Loan Bank	0.16%	09/18/2020	150,000	149,979,458
Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	09/22/2020	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank	2.63%	10/01/2020	15,000	15,027,699
Federal Home Loan Bank	0.32%	10/02/2020	25,000	24,993,111
Federal Home Loan Bank	0.30%	10/05/2020	300,000	299,915,000
Federal Home Loan Bank	0.29%-0.30%	10/09/2020	350,000	349,891,278
Federal Home Loan Bank	0.30%	10/15/2020	39,000	38,985,700
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/16/2020	20,000	20,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	10/19/2020	10,000	10,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/20/2020	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	10/22/2020	115,000	115,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	10/23/2020	290,000	290,000,000
Federal Home Loan Bank	0.30%	10/26/2020	250,000	249,885,417
Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	11/06/2020	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	11/06/2020	90,000	89,999,180
Federal Home Loan Bank	0.52%	11/09/2020	100,000	99,900,333
Federal Home Loan Bank	0.16%	11/12/2020	100,000	99,968,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	11/13/2020	265,000	265,000,000
Federal Home Loan Bank	0.26%	11/13/2020	50,000	49,983,778
Federal Home Loan Bank	0.30%	11/16/2020	88,000	87,944,267
Federal Home Loan Bank	0.30%	11/17/2020	160,000	159,897,333
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	11/25/2020	645,000	645,000,000
Federal Home Loan Bank	0.34%	11/25/2020	304,329	304,084,691
Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	12/04/2020	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	12/15/2020	185,000	185,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	12/24/2020	85,000	85,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/22/2021	$109,000	$ 109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,598,775
Federal Home Loan Bank	1.38%	02/18/2021	10,410	10,452,989
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	02/19/2021	145,000	145,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	0.13%	02/25/2021	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	02/26/2021	198,000	198,000,000
Federal Home Loan Bank	0.45%	03/08/2021	290,000	289,318,500
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	03/11/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	03/12/2021	345,000	345,000,000
Federal Home Loan Bank	0.30%	03/17/2021	100,000	99,835,833
Federal Home Loan Bank (SOFR + 0.11%)(a)	0.20%	03/25/2021	40,000	40,000,000
Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,505,652
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/13/2021	77,000	77,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	04/21/2021	75,000	75,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	06/24/2021	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	07/09/2021	190,000	190,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	07/23/2021	321,000	321,000,000
Federal Home Loan Bank (SOFR + 0.06%)(a)	0.15%	08/24/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.17%)(a)	0.26%	11/12/2021	127,000	127,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	0.24%	11/15/2021	355,000	355,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	08/19/2022	315,000	315,000,000
				9,243,325,787

Federal Home Loan Mortgage Corp. (FHLMC)-2.62%
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	09/08/2020	24,100	24,100,023
Federal Home Loan Mortgage Corp.	1.88%	11/17/2020	4,215	4,227,482
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	0.13%	12/14/2020	150,000	150,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	02/19/2021	55,000	55,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(a)	0.39%	06/30/2021	45,000	45,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(a)	0.41%	09/30/2021	412,000	412,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(a)	0.40%	01/03/2022	145,000	145,000,000
				835,327,505

Federal National Mortgage Association (FNMA)-3.84%
Federal National Mortgage Association	0.25%	09/23/2020	120,000	119,981,740
Federal National Mortgage Association	2.88%	10/30/2020	12,500	12,548,550
Federal National Mortgage Association (SOFR + 0.04%)(a)	0.13%	01/29/2021	25,000	24,979,009
Federal National Mortgage Association (SOFR + 0.25%)(a)	0.34%	03/24/2021	185,000	185,000,000
Federal National Mortgage Association (SOFR + 0.21%)(a)	0.30%	07/01/2021	150,000	150,000,000
Federal National Mortgage Association (SOFR + 0.23%)(a)	0.32%	07/06/2021	156,000	156,000,000
Federal National Mortgage Association (SOFR + 0.28%)(a)	0.37%	07/06/2021	225,000	225,000,000
Federal National Mortgage Association (SOFR + 0.30%)(a)	0.39%	01/07/2022	350,000	350,000,000
				1,223,509,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)-1.20%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2020	$116,000	$ 116,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	06/15/2025	24,000	24,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	07/15/2025	26,111	26,111,112
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	10,000	10,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	02/15/2028	16,667	16,666,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	11/15/2028	75,000	75,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	05/15/2030	8,541	8,541,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.16%	07/09/2026	30,600	30,600,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	03/15/2030	43,875	43,875,000
				381,393,779
Total U.S. Government Sponsored Agency Securities (Cost $12,980,592,898)				12,980,592,898

U.S. Treasury Securities-24.86%
U.S. Treasury Bills-17.19%(c)
U.S. Treasury Bills	0.12%-0.14%	09/08/2020	700,000	699,981,722
U.S. Treasury Bills	0.20%	09/10/2020	200,000	199,989,900
U.S. Treasury Bills	0.14%	09/17/2020	100,000	99,993,778
U.S. Treasury Bills	0.14%	09/29/2020	150,000	149,984,250
U.S. Treasury Bills	0.17%	10/01/2020	135,000	134,981,437
U.S. Treasury Bills	0.14%	10/06/2020	200,000	199,972,778
U.S. Treasury Bills	0.16%-0.19%	10/08/2020	250,000	249,955,035
U.S. Treasury Bills	0.15%	10/13/2020	670,000	669,884,850
U.S. Treasury Bills	0.18%	10/15/2020	100,000	99,978,000
U.S. Treasury Bills	0.15%	10/27/2020	300,000	299,930,000
U.S. Treasury Bills	0.15%	10/29/2020	800,000	799,806,667
U.S. Treasury Bills	0.17%	11/03/2020	100,000	99,970,250
U.S. Treasury Bills	0.15%	11/05/2020	375,000	374,898,438
U.S. Treasury Bills	0.18%	11/10/2020	250,000	249,912,500
U.S. Treasury Bills	0.15%	11/12/2020	100,000	99,971,000
U.S. Treasury Bills	0.10%	12/03/2020	150,000	149,961,249
U.S. Treasury Bills	0.18%-0.19%	12/10/2020	250,000	249,872,222
U.S. Treasury Bills	1.47%	12/31/2020	100,000	99,511,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills(c)-(continued)
U.S. Treasury Bills	0.17%	01/07/2021	$300,000	$ 299,823,999
U.S. Treasury Bills	0.18%	02/25/2021	150,000	149,867,250
U.S. Treasury Bills	0.17%	04/22/2021	100,000	99,893,208
				5,478,140,332

U.S. Treasury Notes-7.67%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(a)	0.22%	01/31/2021	445,000	444,928,230
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	0.24%	04/30/2021	720,000	719,899,522
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(a)	0.33%	07/31/2021	170,000	170,109,131
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(a)	0.41%	10/31/2021	550,000	550,669,433
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	0.26%	01/31/2022	25,000	24,994,371
U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,995,609
U.S. Treasury Notes	2.75%	09/30/2020	190,000	190,170,394
U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,019,624
U.S. Treasury Notes	2.50%	12/31/2020	25,000	25,173,115
U.S. Treasury Notes	2.13%	01/31/2021	25,000	25,182,968
U.S. Treasury Notes	3.63%	02/15/2021	25,000	25,371,676
U.S. Treasury Notes	2.00%	02/28/2021	34,000	34,274,991
U.S. Treasury Notes	2.50%	02/28/2021	37,000	37,389,483
				2,443,178,547
Total U.S. Treasury Securities (Cost $7,921,318,879)				7,921,318,879
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.60% (Cost $20,901,911,777)				20,901,911,777

			Repurchase Amount
Repurchase Agreements-34.50%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,010; 2.00% - 5.65%; 01/01/2021 - 08/20/2050)	0.09%	09/01/2020	142,806,355	142,805,998
BNP Paribas Securities Corp., agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by U.S. Treasury obligations, a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $510,000,000; 0.00% - 7.00%; 09/08/2020 - 10/20/2067)	0.09%	09/01/2020	500,001,250	500,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	547,107,491	547,106,427
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(e)	0.11%	09/04/2020	450,041,250	450,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $2,355,215,875 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,402,100,000; 0.00% - 7.63%; 09/10/2020 - 10/20/2067)(e)	0.11%	09/04/2020	1,640,150,333	1,640,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., agreement dated 08/31/2020, maturing value of $650,001,264 (collateralized by U.S. Treasury obligations valued at $663,000,000; 0.00%; 11/15/2020 - 08/15/2050)	0.07%	09/01/2020	$650,001,264	$ 650,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	200,009,092	200,008,592
ING Financial Markets, LLC, joint term agreement dated 07/23/2020, aggregate maturing value of $150,041,875 (collateralized by domestic agency mortgage-backed securities valued at $153,000,002; 2.50% - 4.50%; 04/01/2038 - 01/01/2057)	0.15%	09/28/2020	87,024,288	87,000,000
ING Financial Markets, LLC, joint term agreement dated 08/20/2020, aggregate maturing value of $300,026,667 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00% - 5.00%; 09/01/2042 - 06/01/2056)	0.10%	09/21/2020	205,018,222	205,000,000
ING Financial Markets, LLC, term agreement dated 08/05/2020, maturing value of $250,025,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 2.50% - 4.50%; 08/01/2040 - 01/01/2057)(e)	0.12%	09/04/2020	250,025,000	250,000,000
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	228,564,957	228,564,386
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,355	250,000,730
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(f)	0.07%	-	-	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $510,000,087; 0.00% - 7.50%; 12/03/2020 - 09/01/2050)(f)	0.08%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $295,800,007; 0.00% - 8.13%; 08/15/2021 - 09/01/2057)(f)	0.12%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $408,000,043; 0.61% - 8.50%; 12/01/2020 - 02/16/2058)(f)	0.09%	-	-	275,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 0.00% - 6.00%; 09/01/2026 - 06/01/2050)(f)	0.80%	-	-	250,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	140,064,400	140,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	130,063,700	130,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(e)	0.09%	09/03/2020	170,006,094	170,003,119
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 0.44% - 0.88%; 10/25/2035 - 04/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(e)	0.09%	09/03/2020	$452,045,411	$452,037,500

Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $592,485,396 (collateralized by U.S. Treasury obligations valued at $609,319,750; 0.00%; 02/15/2026 - 11/15/2043)	0.10%	09/01/2020	592,485,396	592,483,750

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $42,500,118 (collateralized by a U.S. Treasury obligation valued at $43,521,000; 0.00%; 08/15/2033)	0.10%	09/01/2020	42,500,118	42,500,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2020, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and a foreign corporate obligation valued at $1,275,000,249; 0.00% - 8.00%; 09/01/2020 - 08/20/2065)(a)(e)	0.14%	11/02/2020	920,000,000	920,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	534,963,985	534,962,648

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(f)	0.07%	-	-	320,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	173,100,767	173,100,334

Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50% - 3.00%; 12/20/2049 - 01/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000

Total Repurchase Agreements (Cost $10,990,573,484)				10,990,573,484

TOTAL INVESTMENTS IN SECURITIES(g)-100.10% (Cost $31,892,485,261)				31,892,485,261

OTHER ASSETS LESS LIABILITIES-(0.10)%				(30,408,073)

NET ASSETS-100.00%				$31,862,077,188

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-103.09%
U.S. Treasury Bills-88.36%(a)
U.S. Treasury Bills	0.09%-0.14%	09/01/2020	$61,500	$ 61,500,000
U.S. Treasury Bills	0.09%-1.02%	09/03/2020	36,717	36,716,511
U.S. Treasury Bills	0.08%-0.14%	09/08/2020	80,100	80,098,539
U.S. Treasury Bills	0.15%-1.78%	09/10/2020	35,000	34,996,031
U.S. Treasury Bills	0.09%-0.11%	09/15/2020	60,000	59,997,822
U.S. Treasury Bills	0.14%-0.18%	09/17/2020	60,000	59,995,411
U.S. Treasury Bills	0.08%-0.19%	09/22/2020	67,200	67,195,449
U.S. Treasury Bills	0.16%	09/24/2020	20,000	19,998,019
U.S. Treasury Bills	0.10%-0.14%	09/29/2020	40,000	39,996,889
U.S. Treasury Bills	0.10%-0.17%	10/01/2020	53,980	53,973,710
U.S. Treasury Bills	0.15%-1.63%	10/08/2020	57,000	56,983,304
U.S. Treasury Bills	0.10%	10/13/2020	4,900	4,899,428
U.S. Treasury Bills	0.14%-0.18%	10/15/2020	45,000	44,991,713
U.S. Treasury Bills	0.09%	10/20/2020	35,000	34,995,713
U.S. Treasury Bills	0.12%-0.15%	10/22/2020	30,000	29,994,546
U.S. Treasury Bills	0.15%	10/27/2020	20,000	19,995,333
U.S. Treasury Bills	0.11%-0.16%	10/29/2020	60,000	59,987,554
U.S. Treasury Bills	0.17%	11/03/2020	5,000	4,998,513
U.S. Treasury Bills	0.10%-0.15%	11/05/2020	60,000	59,987,361
U.S. Treasury Bills	0.12%-0.18%	11/10/2020	25,000	24,992,417
U.S. Treasury Bills	0.11%-0.16%	11/12/2020	46,000	45,988,940
U.S. Treasury Bills	0.19%	11/17/2020	5,000	4,997,968
U.S. Treasury Bills	0.11%	11/19/2020	30,000	29,993,088
U.S. Treasury Bills	0.19%	11/24/2020	10,000	9,995,683
U.S. Treasury Bills	0.10%-0.16%	11/27/2020	32,000	31,990,648
U.S. Treasury Bills	0.11%	12/01/2020	15,000	14,995,829
U.S. Treasury Bills	0.17%	12/03/2020	40,000	39,986,777
U.S. Treasury Bills	0.16%	12/08/2020	15,000	14,993,671
U.S. Treasury Bills	0.18%-0.19%	12/10/2020	20,000	19,989,826
U.S. Treasury Bills	0.16%	12/15/2020	20,000	19,992,563
U.S. Treasury Bills	0.19%	12/17/2020	10,000	9,994,501
U.S. Treasury Bills	0.15%	12/22/2020	7,000	6,996,842
U.S. Treasury Bills	0.11%-0.18%	12/24/2020	40,000	39,982,979
U.S. Treasury Bills	0.17%	12/31/2020	10,000	9,994,454
U.S. Treasury Bills	0.17%	01/07/2021	10,000	9,994,133
U.S. Treasury Bills	0.15%	01/14/2021	13,000	12,992,931
U.S. Treasury Bills	0.13%	01/21/2021	5,000	4,997,436
U.S. Treasury Bills	0.13%-1.44%	01/28/2021	26,000	25,953,326
U.S. Treasury Bills	0.12%	02/11/2021	10,000	9,994,567
U.S. Treasury Bills	0.12%	02/18/2021	8,000	7,995,467
U.S. Treasury Bills	0.12%-0.18%	02/25/2021	27,000	26,982,595
U.S. Treasury Bills	0.00%	03/04/2021	10,000	9,994,186
U.S. Treasury Bills	0.14%	04/22/2021	5,000	4,995,470
U.S. Treasury Bills	0.18%	05/20/2021	5,000	4,993,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Bills(a)-(continued)
U.S. Treasury Bills	0.16%	07/15/2021	$ 7,000	$6,990,446

				1,282,071,955

U.S. Treasury Notes-14.73%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	17,000	16,996,155

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	7,000	6,999,931

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	15,000	14,996,429

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	36,500	36,520,468

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	30,000	29,971,602

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	55,000	55,026,658

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	12,000	12,000,271

U.S. Treasury Notes	2.00%	09/30/2020	15,000	15,004,363

U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,002,685

U.S. Treasury Notes	2.00%	01/15/2021	3,000	3,018,863

U.S. Treasury Notes	2.25%	03/31/2021	10,000	10,107,345

				213,644,770

TOTAL INVESTMENTS IN SECURITIES-103.09% (Cost $ 1,495,716,725)				1,495,716,725

OTHER ASSETS LESS LIABILITIES-(3.09)%				(44,822,921)

NET ASSETS-100.00%				$1,450,893,804

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.85%
Alabama-4.40%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.12%	07/01/2040	$8,805	$ 8,805,000

Arizona-2.81%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,945	2,945,000
				5,630,000

California-1.30%
California (State of) Educational Facilities Authority; Series 2020, Commercial Paper Notes	0.11%	10/01/2020	2,600	2,600,000

Colorado-0.60%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	02/01/2031	1,190	1,190,000

Delaware-2.03%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	09/01/2036	2,780	2,780,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.10%	05/01/2036	1,280	1,280,000
				4,060,000

District of Columbia-3.38%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.07%	10/01/2039	6,525	6,525,000
				6,770,000

Florida-5.16%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.09%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.16%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.09%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.07%	07/01/2037	4,280	4,280,000
				10,315,000

Georgia-4.20%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.08%	11/01/2030	2,590	2,590,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	0.14%	01/01/2036	3,000	3,000,000
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	09/01/2020	400	400,000
				8,410,000

Illinois-4.49%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.07%	12/01/2046	5,755	5,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	01/01/2037	$2,230	$ 2,230,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.08%	10/01/2033	1,000	1,000,000
				8,985,000

Indiana-8.69%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.14%	08/01/2037	5,750	5,750,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.18%	06/01/2035	8,000	8,000,000
Purdue University; Series 2011 A, VRD COP(b)	0.06%	07/01/2035	3,635	3,635,000
				17,385,000

Louisiana-1.75%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.08%	07/01/2047	3,505	3,505,000

Maryland-4.71%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020 B, Commercial Paper Notes	0.22%	09/09/2020	4,800	4,800,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	0.03%	07/01/2041	2,600	2,600,000
				9,415,000

Massachusetts-2.17%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	10/01/2038	2,830	2,830,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.07%	01/01/2037	1,500	1,500,000
				4,330,000

Michigan-4.51%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.10%	01/15/2026	2,005	2,005,000
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.10%	08/15/2030	3,000	3,000,000
Series 2001 A-2, VRD RB(b)	0.10%	08/15/2030	1,010	1,010,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	03/01/2031	3,000	3,000,000
				9,015,000

Minnesota-5.48%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.16%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	11/01/2035	6,505	6,505,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	10/01/2033	3,285	3,285,000
				10,965,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-3.95%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	0.03%	12/01/2030	$ 60	$ 60,000
Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	0.08%	12/01/2030	6,250	6,250,000
Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	1,000	1,000,000
				7,895,000

Missouri-0.59%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.08%	11/01/2037	615	615,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.14%	08/01/2038	565	565,000
				1,180,000

Nevada-0.75%
Reno (City of), NV (Renown Regional Medical Center); Series 2009 A, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	06/01/2039	1,500	1,500,000

New York-4.46%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.06%	05/01/2039	2,500	2,500,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing);
Series 2015 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.10%	05/01/2050	6,100	6,100,000
Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.09%	05/01/2050	330	330,000
				8,930,000

North Carolina-4.39%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.05%	06/01/2027	1,285	1,285,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.07%	12/01/2021	2,520	2,520,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.04%	05/01/2036	4,970	4,970,000
				8,775,000

Ohio-1.46%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.09%	08/02/2038	2,925	2,925,000

Pennsylvania-4.85%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	06/01/2037	4,305	4,305,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.07%	03/01/2030	1,990	1,990,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	10/15/2025	385	385,000
Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	11/01/2029	305	305,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	07/01/2027	2,725	2,725,000
				9,710,000

Rhode Island-2.10%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.07%	09/01/2043	4,200	4,200,000

Texas-10.73%
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.12%	02/15/2042	4,720	4,720,000
Houston (City of), TX; Series 2020 E-2, Commercial Paper Notes	0.16%	10/02/2020	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.08%	05/15/2034	$1,500	$ 1,500,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.11%	04/01/2026	2,320	2,320,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.14%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents; Series 2020 B, Commercial Paper Notes	0.18%	11/04/2020	400	400,000
University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.06%	08/01/2025	4,665	4,665,000
Series 2020 A, Commercial Paper Notes	0.22%	09/03/2020	1,000	1,000,000
				21,465,000

Virginia-1.90%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.09%	08/01/2037	3,800	3,800,000

Washington-4.32%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	09/01/2049	4,550	4,550,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	11/01/2047	4,085	4,085,000
				8,635,000

West Virginia-3.14%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.10%	07/01/2039	845	845,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.14%	01/01/2034	5,435	5,435,000
				6,280,000

Wisconsin-1.53%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.09%	10/01/2042	3,060	3,060,000
TOTAL INVESTMENTS IN SECURITIES(d)(e) -99.85% (Cost $199,735,000)				199,735,000
OTHER ASSETS LESS LIABILITIES-0.15%				308,127
NET ASSETS-100.00%				$200,043,127

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.8%; Japan: 5.3%; other countries less than 5% each: 11.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank N.A.	6.7%
Wells Fargo Bank N.A.	6.6
Federal Home Loan Bank	6.4
Federal Home Loan Mortgage Corp.	6.3
TD Bank N.A.	6.2
PNC Bank N.A.	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:
Investments in securities, at value	$1,784,724,046	$143,331,875	$13,547,669,573	$20,901,911,777	$1,495,716,725	$199,735,000

Repurchase agreements, at value and cost	830,572,324	178,878,687	9,491,478,726	10,990,573,484	-	-

Cash	33,603,197	-	-	-	37,054	61,208

Receivable for:
Investments sold	-	900,000	-	-	-	315,000

Interest	1,056,194	20,964	9,417,821	7,237,160	346,690	23,497

Fund expenses absorbed	-	5,056	-	115,182	5,041	-

Investment for trustee deferred compensation and retirement plans	3,644,669	1,008,721	2,164,080	987,082	118,706	356,729

Other assets	124,772	219,614	217,359	1,247,838	37,133	91,265

Total assets	2,653,725,202	324,364,917	23,050,947,559	31,902,072,523	1,496,261,349	200,582,699

Liabilities:
Payable for:
Investments purchased	83,707,955	-	399,847,556	-	44,984,634	-

Amount due custodian	-	12,463	1,795,459	35,860,836	-	-

Dividends	254,769	4,367	843,269	1,321,007	48,847	1,671

Accrued fees to affiliates	131,522	32,780	2,066,942	1,515,523	140,517	101,988

Accrued trustees’ and officers’ fees and benefits	14,771	7,700	62,856	97,276	9,975	7,064

Accrued operating expenses	73,996	50,032	426,940	44,482	53,713	47,638

Trustee deferred compensation and retirement plans	3,930,281	1,079,940	2,415,132	1,156,211	129,859	381,211

Total liabilities	88,113,294	1,187,282	407,458,154	39,995,335	45,367,545	539,572

Net assets applicable to shares outstanding	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net assets consist of:
Shares of beneficial interest	$2,564,796,446	$322,403,496	$22,642,905,919	$31,862,059,097	$1,450,989,544	$200,167,173

Distributable earnings (loss)	815,462	774,139	583,486	18,091	(95,740)	(124,046)

	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net Assets:
Institutional Class	$2,558,430,270	$320,753,104	$19,215,805,324	$30,259,135,986	$1,370,210,399	$150,996,969

Private Investment Class	$3,541,763	$1,276,217	$422,827,568	$582,081,907	$14,423,866	$10,134,533

Personal Investment Class	$10,252	$395,347	$281,818,329	$13,529,921	$741,749	$3,583,850

Cash Management Class	$2,947,071	$503,834	$371,957,560	$431,476,231	$340,627	$5,489,875

Reserve Class	$278,241	$105,438	$581,684,073	$401,437,716	$54,584,982	$26,823,422

Resource Class	$365,645	$122,593	$635,713,393	$143,147,544	$150,056	$3,004,200

Corporate Class	$38,666	$21,102	$1,133,683,158	$31,267,883	$10,442,125	$10,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,556,995,297	320,747,228	19,214,641,352	30,259,011,208	1,370,246,974	150,977,656

Private Investment Class	3,539,795	1,276,199	422,801,949	582,079,509	14,424,267	10,133,237

Personal Investment Class	10,246	395,341	281,801,254	13,529,865	741,770	3,583,392

Cash Management Class	2,945,434	503,827	371,935,023	431,474,453	340,636	5,489,173

Reserve Class	278,086	105,437	581,648,828	401,436,062	54,586,495	26,819,991

Resource Class	365,442	122,590	635,674,875	143,146,954	150,060	3,003,816

Corporate Class	38,644	21,102	1,133,614,467	31,267,755	10,442,415	10,277

Net asset value, offering and redemption price per share for each class	$1.0006	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,614,636,741	$322,207,996	$23,039,148,299	$31,892,485,261	$1,495,716,725	$199,735,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio
Investment income:
Interest	$34,284,787	$6,257,216	$203,953,802	$316,385,027	$12,665,627	$2,133,528

Expenses:
Advisory fees	3,579,174	698,375	29,385,396	31,594,396	1,616,131	450,697

Administrative services fees	1,063,769	209,751	8,705,596	14,279,270	553,117	100,713

Custodian fees	39,456	10,394	684,345	(696,813)	6,675	4,469

Distribution fees:
Private Investment Class	11,697	3,966	1,423,815	1,818,484	27,185	37,931

Personal Investment Class	56	2,327	1,943,548	114,195	1,812	12,104

Cash Management Class	5,877	418	298,824	265,250	4,655	16,154

Reserve Class	2,496	1,632	3,330,130	3,232,492	474,354	218,276

Resource Class	729	197	1,016,902	300,798	643	5,138

Corporate Class	68	6	92,017	19,425	1,901	3

Transfer agent fees	214,750	41,902	1,763,124	2,843,496	111,702	20,281

Trustees’ and officers’ fees and benefits	52,165	26,612	246,372	353,199	33,779	23,278

Registration and filing fees	85,059	89,032	158,643	223,526	82,407	98,838

Reports to shareholders	23,125	16,105	71,876	(81,108)	18,221	15,403

Professional services fees	44,905	37,263	110,574	(141,868)	39,486	36,199

Other	109,541	63,375	266,443	(198,642)	47,091	14,246

Total expenses	5,232,867	1,201,355	49,497,605	53,926,100	3,019,159	1,053,730

Less: Fees waived	(918,298)	(358,636)	(9,124,214)	(2,008,756)	(444,885)	(454,859)

Net expenses	4,314,569	842,719	40,373,391	51,917,344	2,574,274	598,871

Net investment income	29,970,218	5,414,497	163,580,411	264,467,683	10,091,353	1,534,657

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(15,623)	78	139,394	(189,477)	(57,411)	-

Change in net unrealized appreciation (depreciation) of investment securities	45,074	(41,714)	-	-	-	-

Net realized and unrealized gain (loss)	29,451	(41,636)	139,394	(189,477)	(57,411)	-

Net increase in net assets resulting from operations	$29,999,669	$5,372,861	$163,719,805	$264,278,206	$10,033,942	$1,534,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2020 and 2019

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$29,970,218	$54,795,839	$5,414,497	$12,099,439

Net realized gain (loss)	(15,623)	29,559	78	723

Change in net unrealized appreciation (depreciation)	45,074	(26,913)	(41,714)	(10,820)

Net increase in net assets resulting from operations	29,999,669	54,798,485	5,372,861	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(29,817,713)	(54,388,381)	(5,392,900)	(12,042,840)

Private Investment Class	(36,868)	(107,595)	(11,032)	(26,438)

Personal Investment Class	(74)	(199)	(2,832)	(8,858)

Cash Management Class	(107,505)	(248,909)	(5,280)	(14,390)

Reserve Class	(1,504)	(5,872)	(1,098)	(3,794)

Resource Class	(3,570)	(20,589)	(1,140)	(2,658)

Corporate Class	(2,984)	(24,294)	(215)	(461)

Total distributions from distributable earnings	(29,970,218)	(54,795,839)	(5,414,497)	(12,099,439)

Share transactions-net:
Institutional Class	114,142,968	100,799,791	(331,356,151)	127,368,867

Private Investment Class	(1,176,345)	(1,144,582)	(71,436)	(241,794)

Personal Investment Class	-	(984)	(45,201)	(175,590)

Cash Management Class	(6,335,509)	3,104,748	(96,257)	(178,908)

Reserve Class	(24,329)	(115,774)	(167,883)	3,716

Resource Class	2,906	(632,819)	(674)	(62,642)

Corporate Class	(287,979)	(1,599,196)	251	457

Net increase (decrease) in net assets resulting from share transactions	106,321,712	100,411,184	(331,737,351)	126,714,106

Net increase (decrease) in net assets	106,351,163	100,413,830	(331,778,987)	126,704,009

Net assets:
Beginning of year	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of year	$2,565,611,908	$2,459,260,745	$323,177,635	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$163,580,411	$484,811,474	$264,467,683	$518,471,634

Net realized gain (loss)	139,394	204,798	(189,477)	224,974

Net increase in net assets resulting from operations	163,719,805	485,016,272	264,278,206	518,696,608

Distributions to shareholders from distributable earnings:
Institutional Class	(146,246,982)	(438,858,990)	(254,196,609)	(491,630,206)

Private Investment Class	(3,446,279)	(9,738,598)	(4,200,784)	(8,737,051)

Personal Investment Class	(2,137,800)	(3,312,891)	(89,620)	(207,870)

Cash Management Class	(3,199,903)	(8,499,805)	(2,683,953)	(7,669,515)

Reserve Class	(1,117,598)	(3,008,307)	(1,290,595)	(3,929,202)

Resource Class	(4,967,684)	(13,201,572)	(1,599,458)	(4,570,537)

Corporate Class	(2,664,191)	(8,191,311)	(439,777)	(1,727,253)

Total distributions from distributable earnings	(163,780,437)	(484,811,474)	(264,500,796)	(518,471,634)

Share transactions-net:
Institutional Class	498,579,949	(1,514,751,400)	256,030,543	7,673,132,994

Private Investment Class	(83,191,362)	(11,707,755)	49,500,711	106,832,736

Personal Investment Class	(78,430,874)	242,362,528	(2,461,469)	7,670,768

Cash Management Class	(24,723,778)	(50,068,678)	66,475,768	31,650,960

Reserve Class	292,043,533	61,097,539	103,651,946	88,155,960

Resource Class	3,118,922	107,165,894	(37,467,649)	(51,677,589)

Corporate Class	704,514,058	(38,240,138)	(9,080,725)	(105,927,589)

Net increase (decrease) in net assets resulting from share transactions	1,311,910,448	(1,204,142,010)	426,649,125	7,749,838,240

Net increase (decrease) in net assets	1,311,849,816	(1,203,937,212)	426,426,535	7,750,063,214

Net assets:
Beginning of year	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of year	$22,643,489,405	$21,331,639,589	$31,862,077,188	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$10,091,353	$25,841,669	$1,534,657	$2,660,015

Net realized gain (loss)	(57,411)	17,726	-	-

Net increase in net assets resulting from operations	10,033,942	25,859,395	1,534,657	2,660,015

Distributions to shareholders from distributable earnings:
Institutional Class	(9,782,969)	(25,123,428)	(1,172,112)	(1,816,364)

Private Investment Class	(65,930)	(111,394)	(106,524)	(305,352)

Personal Investment Class	(898)	(3,844)	(7,119)	(2,466)

Cash Management Class	(16,009)	(41,719)	(177,298)	(395,402)

Reserve Class	(212,244)	(557,964)	(50,307)	(80,976)

Resource Class	(1,150)	(3,101)	(21,222)	(59,305)

Corporate Class	(12,153)	(219)	(75)	(150)

Total distributions from distributable earnings	(10,091,353)	(25,841,669)	(1,534,657)	(2,660,015)

Share transactions-net:
Institutional Class	325,218,196	(235,306,840)	(10,043,247)	33,374,672

Private Investment Class	4,941,082	3,398,983	(10,353,451)	(7,570,673)

Personal Investment Class	630,111	(283,153)	1,041,703	2,531,656

Cash Management Class	(1,553,674)	(1,270,980)	(21,806,010)	(4,585,853)

Reserve Class	(123,709)	21,314,012	6,820,117	5,850,867

Resource Class	16,515	38,286	1,886,657	(1,381,960)

Corporate Class	10,431,998	216	85	135

Net increase (decrease) in net assets resulting from share transactions	339,560,519	(212,109,476)	(32,454,146)	28,218,844

Net increase (decrease) in net assets	339,503,108	(212,091,750)	(32,454,146)	28,218,844

Net assets:
Beginning of year	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of year	$1,450,893,804	$1,111,390,696	$200,043,127	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/20	$1.0004	$0.0126	$(0.0006)	$0.0120	$(0.0118)	$-	$(0.0118)	$1.0006	1.20%	$2,558,430	0.18	%(c)	0.22	%(c)	1.26	%(c)
Year ended 08/31/19	1.0004	0.0237	0.0000	0.0237	(0.0237)	-	(0.0237)	1.0004	2.39	2,444,253	0.18		0.22		2.37
Year ended 08/31/18	1.0002	0.0173	(0.0011)	0.0162	(0.0160)	-	(0.0160)	1.0004	1.63	2,343,453	0.18		0.23		1.73
Year ended 08/31/17	1.00	0.0051	0.0036	0.0087	(0.0080)	(0.0005)	(0.0085)	1.0002	0.84	296,174	0.18		0.26		0.51
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.33	10,421,616	0.15		0.18		0.34
Invesco STIC Prime Portfolio
Year ended 08/31/20	1.0001	0.0116	(0.0012)	0.0104	(0.0105)	-	(0.0105)	1.0000	1.05	320,753	0.18	(c)	0.26	(c)	1.16	(c)
Year ended 08/31/19	1.0001	0.0226	0.0001	0.0227	(0.0227)	-	(0.0227)	1.0001	2.29	652,151	0.18		0.25		2.26
Year ended 08/31/18	1.0000	0.0155	(0.0002)	0.0153	(0.0152)	-	(0.0152)	1.0001	1.54	524,792	0.18		0.27		1.55
Year ended 08/31/17	1.00	0.0062	0.0007	0.0069	(0.0069)	-	(0.0069)	1.0000	0.70	423,931	0.18		0.27		0.62
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.26	1,607,867	0.14		0.20		0.26
Invesco Treasury Portfolio
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.91	19,215,805	0.18	(c)	0.21	(c)	0.86	(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.20	18,717,318	0.18		0.21		2.18
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.37	20,231,906	0.18		0.20		1.37
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.52	22,803,973	0.18		0.20		0.52
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.16	19,868,465	0.14		0.18		0.17
Invesco Government & Agency Portfolio
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.95	30,259,136	0.15	(c)	0.15	(c)	0.85	(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.22	30,003,319	0.16		0.16		2.20
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.38	22,329,969	0.15		0.15		1.35
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	27,691,416	0.15		0.15		0.58
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.19	10,716,760	0.14		0.15		0.19
Invesco Treasury Obligations Portfolio
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.94	1,370,210	0.18	(c)	0.20	(c)	0.84	(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.18	1,045,046	0.18		0.21		2.15
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.35	1,280,336	0.18		0.21		1.34
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.44	1,306,370	0.18		0.22		0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.13	121,149	0.12		0.36		0.13
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.76	150,997	0.19	(c)	0.34	(c)	0.76	(c)
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.39	161,039	0.20		0.35		1.38
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	1.01	127,662	0.20		0.38		1.01
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	110,817	0.20		0.37		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	450,792	0.10		0.31		0.12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)

Ratios are based on average daily net assets (000’s omitted) of $2,373,982, $462,984, $17,063,696, $30,011,610, $1,162,848 and $159,471 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain

39	Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or

40	Short-Term Investments Trust

instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the year ended August 31, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

41	Short-Term Investments Trust

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$916,953
Invesco STIC Prime Portfolio	354,758
Invesco Treasury Portfolio	6,130,127
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	274,586
Invesco Tax-Free Cash Reserve Portfolio	311,174

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the year ended August 31, 2020 are shown below:

		Private	Personal	Cash
		Investment	Investment	Management	Reserve	Resource	Corporate
	Fund Level	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	$-	$733	$9	$-	$582	$21	$-
Invesco STIC Prime Portfolio	2,018	887	573	71	287	41	1
Invesco Treasury Portfolio	-	417,235	624,782	18,501	1,713,928	216,249	3,392
Invesco Government & Agency Portfolio	-	456,411	41,926	18,079	1,450,150	42,117	73
Invesco Treasury Obligations Portfolio	-	7,598	1,200	217	161,180	41	63
Invesco Tax-Free Cash Reserve Portfolio	33,144	8,664	5,729	2,215	92,327	1,605	1

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to

42	Short-Term Investments Trust

significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ 93,743,593	$149,731,882	$-
Invesco STIC Prime Portfolio	49,203,977	45,363,263	-
Invesco Tax-Free Cash Reserve Portfolio	248,610,783	242,669,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019

	2020			2019
		Ordinary			Ordinary
	Ordinary	Income-Tax-	Long-Term	Ordinary	Income-Tax-
	Income*	Exempt	Capital Gains	Income*	Exempt
Invesco Liquid Assets Portfolio	$29,970,218	$-	$-	$54,795,839	$-
Invesco STIC Prime Portfolio	5,414,497	-	-	12,099,439	-
Invesco Treasury Portfolio	163,582,316	-	198,121	484,811,474	-
Invesco Government & Agency Portfolio	264,469,100	-	31,696	518,471,634	-
Invesco Treasury Obligations Portfolio	10,091,353	-	-	25,841,669	-
Invesco Tax-Free Cash Reserve Portfolio	-	1,534,657	-	-	2,660,015

*    Includes short-term capital gain distributions, if any.

43	Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Liquid Assets Portfolio	$3,354,188	$-	$(3,182,732)	$659,629	$(15,623)	$2,564,796,446	$2,565,611,908
Invesco STIC Prime Portfolio	1,639,256	-	(867,683)	2,566	-	322,403,496	323,177,635
Invesco Treasury Portfolio	2,573,305	-	(1,973,847)	(15,972)	-	22,642,905,919	22,643,489,405
Invesco Government & Agency Portfolio	1,162,580	-	(955,013)	-	(189,476)	31,862,059,097	31,862,077,188
Invesco Treasury Obligations Portfolio	91,628	-	(104,172)	(23,691)	(59,505)	1,450,989,544	1,450,893,804
Invesco Tax-Free Cash Reserve Portfolio	-	200,772	(305,726)	-	(19,092)	200,167,173	200,043,127

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2020, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Liquid Assets Portfolio	$ 15,623	$ 15,623

Invesco Government & Agency Portfolio	189,476	189,476

Invesco Treasury Obligations Portfolio	59,505	59,505

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

		At August 31, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Liquid Assets Portfolio	$ 2,614,636,741	$676,866	$(17,237)	$659,629

Invesco STIC Prime Portfolio	322,207,996	2,599	(33)	2,566

Invesco Treasury Portfolio	23,039,164,271	-	(15,972)	(15,972)

Invesco Treasury Obligations Portfolio	1,495,740,416	-	(23,691)	(23,691)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2020, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest
Invesco Liquid Assets Portfolio	$ 29,559	$(29,559)	$ -
Invesco STIC Prime Portfolio	2,359	(2,359)	-
Invesco Treasury Portfolio	114,461	(153,462)	39,001
Invesco Government & Agency Portfolio	(1,417)	1,417	-
Invesco Treasury Obligations Portfolio	-	-	-
Invesco Tax-Free Cash Reserve Portfolio	-	-	-

44	Short-Term Investments Trust

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	15,429,264,962	$15,436,049,996	11,115,059,561	$11,118,203,826

Private Investment Class	556,769	556,939	286,881	286,945

Cash Management Class	57,447,877	57,471,129	183,906,129	183,953,776

Reserve Class	64,898	64,918	8,652	8,654

Resource Class	601	601	5,100	5,102

Corporate Class	172,360	172,517	396,987	397,046

Issued as reinvestment of dividends:

Institutional Class	6,416,422	6,418,790	10,250,841	10,253,316

Private Investment Class	32,532	32,543	86,006	86,026

Personal Investment Class	-	-	15	15

Cash Management Class	81,549	81,575	175,461	175,508

Reserve Class	1,504	1,504	5,870	5,872

Resource Class	3,570	3,570	20,583	20,589

Corporate Class	2,984	2,984	24,289	24,294

Reacquired:

Institutional Class	(15,321,899,211)	(15,328,325,818)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,765,341)	(1,765,827)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(63,868,033)	(63,888,213)	(180,975,556)	(181,024,536)

Reserve Class	(90,719)	(90,751)	(130,254)	(130,300)

Resource Class	(1,265)	(1,265)	(658,263)	(658,510)

Corporate Class	(463,261)	(463,480)	(2,019,990)	(2,020,536)

Net increase in share activity	105,958,198	$106,321,712	100,340,148	$100,411,184

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 75% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,515,191,563	$1,515,273,645	1,752,564,099	$1,752,564,558

Private Investment Class	46,700	46,700	106,492	106,492

Personal Investment Class	561	561	-	-

Cash Management Class	-	-	32,538	32,538

Reserve Class	281	281	342	342

Resource Class	182	182	-	-

Corporate Class	36	36	-	-

Issued as reinvestment of dividends:

Institutional Class	4,489,681	4,489,681	7,389,194	7,389,194

Private Investment Class	11,032	11,032	25,796	25,796

Personal Investment Class	2,832	2,832	199	199

Cash Management Class	3,278	3,278	9,022	9,022

Reserve Class	1,098	1,098	3,751	3,751

Resource Class	1,140	1,140	2,606	2,606

Corporate Class	215	215	457	457

Reacquired:

Institutional Class	(1,851,039,089)	(1,851,119,477)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(129,157)	(129,168)	(374,081)	(374,082)

Personal Investment Class	(48,590)	(48,594)	(175,789)	(175,789)

Cash Management Class	(99,534)	(99,535)	(220,468)	(220,468)

Reserve Class	(169,247)	(169,262)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(331,739,014)	$(331,737,351)	126,714,555	$126,714,106

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	182,665,163,108	$182,665,163,108	187,978,433,067	$187,978,433,067

Private Investment Class	1,486,970,970	1,486,970,970	1,261,646,363	1,261,646,363

Personal Investment Class	2,422,880,087	2,422,880,087	1,630,224,829	1,630,224,829

Cash Management Class	861,417,932	861,417,932	2,148,188,357	2,148,188,357

Reserve Class	1,819,500,275	1,819,500,275	847,847,187	847,847,187

Resource Class	333,477,473	333,477,473	883,852,393	883,852,393

Corporate Class	6,641,915,581	6,641,915,581	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:

Institutional Class	45,062,613	45,062,613	115,324,756	115,324,756

Private Investment Class	1,524,217	1,524,217	3,080,285	3,080,285

Personal Investment Class	2,137,800	2,137,800	2,964,198	2,964,198

Cash Management Class	3,199,903	3,199,903	8,004,739	8,004,739

Reserve Class	1,117,598	1,117,598	2,800,991	2,800,991

Resource Class	377,525	377,525	2,341,092	2,341,092

Corporate Class	2,642,981	2,642,981	6,377,933	6,377,933

Reacquired:

Institutional Class	(182,211,645,772)	(182,211,645,772)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,571,686,549)	(1,571,686,549)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(2,503,448,761)	(2,503,448,761)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(889,341,613)	(889,341,613)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(1,528,574,340)	(1,528,574,340)	(789,550,639)	(789,550,639)

Resource Class	(330,736,076)	(330,736,076)	(779,027,591)	(779,027,591)

Corporate Class	(5,940,044,504)	(5,940,044,504)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	1,311,910,448	$1,311,910,448	(1,204,142,010)	$(1,204,142,010)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	262,928,153,701	$262,928,153,701	201,304,629,047	$201,304,629,047

Private Investment Class	2,584,479,157	2,584,479,157	2,057,789,705	2,057,789,705

Personal Investment Class	62,737,197	62,737,197	33,910,046	33,910,046

Cash Management Class	657,577,573	657,577,573	970,595,900	970,595,900

Reserve Class	1,172,921,187	1,172,921,187	1,378,739,399	1,378,739,399

Resource Class	1,825,896,962	1,825,896,962	2,554,982,650	2,554,982,650

Corporate Class	820,373,313	820,373,313	573,841,827	573,841,827

Issued as reinvestment of dividends:

Institutional Class	73,415,945	73,415,945	126,914,764	126,914,764

Private Investment Class	3,046,192	3,046,192	4,227,798	4,227,798

Personal Investment Class	89,620	89,620	168,914	168,914

Cash Management Class	2,363,772	2,363,772	5,327,428	5,327,428

Reserve Class	1,290,595	1,290,595	3,618,437	3,618,437

Resource Class	1,403,826	1,403,826	3,149,980	3,149,980

Corporate Class	26,956	26,956	346,829	346,829

Reacquired:

Institutional Class	(262,745,539,103)	(262,745,539,103)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(2,538,024,638)	(2,538,024,638)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(65,288,286)	(65,288,286)	(26,408,192)	(26,408,192)

Cash Management Class	(593,465,577)	(593,465,577)	(944,272,368)	(944,272,368)

Reserve Class	(1,070,559,836)	(1,070,559,836)	(1,294,201,876)	(1,294,201,876)

Resource Class	(1,864,768,437)	(1,864,768,437)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(829,480,994)	(829,480,994)	(680,116,245)	(680,116,245)

Net increase in share activity	426,649,125	$426,649,125	7,749,838,240	$7,749,838,240

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 10% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

48	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	2,007,630,177	$2,007,630,177	902,898,047	$902,898,047

Private Investment Class	17,752,712	17,752,712	17,567,905	17,567,905

Personal Investment Class	12,396,845	12,396,845	1,755,557	1,755,557

Cash Management Class	38,202,008	38,202,008	1,001,917	1,001,917

Reserve Class	108,199,892	108,199,892	120,013,835	120,013,835

Resource Class	2,952,538	2,952,538	2,115,950	2,115,950

Corporate Class	16,000,000	16,000,000	-	-

Issued as reinvestment of dividends:

Institutional Class	1,687,442	1,687,442	2,012,405	2,012,405

Private Investment Class	65,930	65,930	107,684	107,684

Personal Investment Class	282	282	2,574	2,574

Cash Management Class	16,009	16,009	41,719	41,719

Reserve Class	212,244	212,244	513,925	513,925

Resource Class	424	424	1,002	1,002

Corporate Class	11,998	11,998	216	216

Reacquired:

Institutional Class	(1,684,099,423)	(1,684,099,423)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(12,877,560)	(12,877,560)	(14,276,606)	(14,276,606)

Personal Investment Class	(11,767,016)	(11,767,016)	(2,041,284)	(2,041,284)

Cash Management Class	(39,771,691)	(39,771,691)	(2,314,616)	(2,314,616)

Reserve Class	(108,535,845)	(108,535,845)	(99,213,748)	(99,213,748)

Resource Class	(2,936,447)	(2,936,447)	(2,078,666)	(2,078,666)

Corporate Class	(5,580,000)	(5,580,000)	-	-

Net increase (decrease) in share activity	339,560,519	$339,560,519	(212,109,476)	$(212,109,476)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 49% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

49	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	310,891,005	$310,891,005	205,082,518	$205,082,518

Private Investment Class	11,295,911	11,295,911	57,208,640	57,208,640

Personal Investment Class	11,189,176	11,189,176	5,818,771	5,818,771

Cash Management Class	7,389,500	7,389,500	49,844,196	49,844,196

Reserve Class	58,297,928	58,297,928	52,342,069	52,342,069

Resource Class	4,102,971	4,102,971	31,003,313	31,003,313

Corporate Class	10	10	110,000	110,000

Issued as reinvestment of dividends:

Institutional Class	770,263	770,263	919,230	919,230

Private Investment Class	106,524	106,524	281,127	281,127

Personal Investment Class	7,119	7,119	385	385

Cash Management Class	164,121	164,121	309,533	309,533

Reserve Class	50,307	50,307	79,513	79,513

Resource Class	21,121	21,121	51,611	51,611

Corporate Class	75	75	135	135

Reacquired:

Institutional Class	(321,704,515)	(321,704,515)	(172,627,076)	(172,627,076)

Private Investment Class	(21,755,886)	(21,755,886)	(65,060,440)	(65,060,440)

Personal Investment Class	(10,154,592)	(10,154,592)	(3,287,500)	(3,287,500)

Cash Management Class	(29,359,631)	(29,359,631)	(54,739,582)	(54,739,582)

Reserve Class	(51,528,118)	(51,528,118)	(46,570,715)	(46,570,715)

Resource Class	(2,237,435)	(2,237,435)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(32,454,146)	$(32,454,146)	28,218,844	$28,218,844

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

50	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Institutional Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

51	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (03/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,002.80	$0.91	$1,024.23	$0.92	0.18%
Invesco STIC Prime Portfolio	1,000.00	1,002.00	0.91	1,024.23	0.92	0.18
Invesco Treasury Portfolio	1,000.00	1,001.10	0.91	1,024.23	0.92	0.18
Invesco Government & Agency Portfolio	1,000.00	1,001.30	0.75	1,024.38	0.76	0.15
Invesco Treasury Obligations Portfolio	1,000.00	1,001.50	0.91	1,024.23	0.92	0.18
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,002.60	0.86	1,024.28	0.87	0.17

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

52	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

53	Short-Term Investments Trust

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components. The Board noted that each Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it

54	Short-Term Investments Trust

provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

55	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State Income Tax

	Long Term Capital	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Gain Distributions	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*
Invesco Liquid Assets Portfolio	$-	99.19%	0.00%	0.00%	0.13%	0.00%
Invesco STIC Prime Portfolio	-	95.76%	0.00%	0.00%	0.07%	0.00%
Invesco Treasury Portfolio	198,121	99.91%	0.00%	0.00%	62.25%	0.00%
Invesco Government & Agency Portfolio	31,696	100.00%	0.00%	0.00%	24.37%	0.00%
Invesco Treasury Obligations Portfolio	-	100.00%	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$29,559	0.00%
Invesco STIC Prime Portfolio	-	0.00%
Invesco Treasury Portfolio	-	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

56	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of	Other
	Trustee		Funds in	Directorship(s)
Name, Year of Birth and	and/or		Fund Complex	Held by Trustee
Position(s)	Officer	Principal Occupation(s)	Overseen by	During Past 5
Held with the Trust	Since	During Past 5 Years	Trustee	Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			198	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

			Number of	Other
	Trustee		Funds in	Directorship(s)
Name, Year of Birth and	and/or		Fund Complex	Held by Trustee
Position(s)	Officer	Principal Occupation(s)	Overseen by	During Past 5
Held with the Trust	Since	During Past 5 Years	Trustee	Years
Independent Trustees
Bruce L. Crockett – 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non - profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields – 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo Technologies, Inc. (Technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

			Number of	Other
	Trustee		Funds in	Directorship(s)
Name, Year of Birth and	and/or		Fund Complex	Held by Trustee
Position(s)	Officer	Principal Occupation(s)	Overseen by	During Past 5
Held with the Trust	Since	During Past 5 Years	Trustee	Years
Independent Trustees–(continued)
Eli Jones – 1961 Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

			198	Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulizer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management TeamOlayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

			Number of	Other
	Trustee		Funds in	Directorship(s)
Name, Year of Birth and	and/or		Fund Complex	Held by Trustee
Position(s)	Officer	Principal Occupation(s)	Overseen by	During Past 5
Held with the Trust	Since	During Past 5 Years	Trustee	Years
Independent Trustees–(continued)
Ann Barnett Stern – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	198	None
Daniel S. Vandivort – 1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None
James D. Vaughn – 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson – 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non-profit organization managing regional electricity market)

			Number of	Other
	Trustee		Funds in	Directorship(s)
Name, Year of Birth and	and/or		Fund Complex	Held by Trustee
Position(s)	Officer	Principal Occupation(s)	Overseen by	During Past 5
Held with the Trust	Since	During Past 5 Years	Trustee	Years
Officers
Sheri Morris – 1964 President, Principal Executive Officer and Treasurer	1999

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk – 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

			Number of	Other
	Trustee		Funds in	Directorship(s)
Name, Year of Birth and	and/or		Fund Complex	Held by Trustee
Position(s)	Officer	Principal Occupation(s)	Overseen by	During Past 5
Held with the Trust	Since	During Past 5 Years	Trustee	Years
Officers–(continued)
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

			Number of	Other
	Trustee		Funds in	Directorship(s)
Name, Year of Birth and	and/or		Fund Complex	Held by Trustee
Position(s)	Officer	Principal Occupation(s)	Overseen by	During Past 5
Held with the Trust	Since	During Past 5 Years	Trustee	Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings(Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos – 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Principal Financial and Accounting Officer – Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer – Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc.

Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-6	Short-Term Investments Trust

Trustees and Officers–(continued)

			Number of	Other
	Trustee		Funds in	Directorship(s)
Name, Year of Birth and	and/or		Fund Complex	Held by Trustee
Position(s)	Officer	Principal Occupation(s)	Overseen by	During Past 5
Held with the Trust	Since	During Past 5 Years	Trustee	Years
Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds);Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster – 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-7	Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-1

Annual Report to Shareholders	August 31, 2020

Corporate Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient US economy, solid corporate earnings and a newly accommodative US Federal Reserve (the Fed), which helped propel risk assets higher, particularly equities. The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

    Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

    Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

    During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal” and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation” and that “employment can run at or above real-time estimates of its maximum level without causing concern.”1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

    Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

2 Source: US Treasury Department

3	Short-Term Investments Trust

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

4	Short-Term Investments Trust

Fund Data

Corporate Class data as of 8/31/20
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	19 - 49 days	39 days	56 days	$38.7	thousand
Invesco STIC Prime[1]	7 - 20 days	9 days	10 days	21.1	thousand
Invesco Treasury[2]	14 - 59 days	38 days	103 days	1.1	billion
Invesco Government & Agency[2]	7 - 44 days	22 days	112 days	31.3	million
Invesco Treasury Obligations[2]	28 - 59 days	54 days	109 days	10.4	million
Invesco Tax-Free Cash Reserve[3]	7 - 15 days	8 days	8 days	10.3	thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

5	Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

6	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/20
				Invesco
	Invesco Liquid	Invesco STIC	Invesco	Government	Invesco Treasury	Invesco Tax-Free
	Assets	Prime	Treasury	& Agency	Obligations	Cash Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
1 - 7	41.1%	52.9%	37.6%	25.9%	3.6%	0.9%
8 - 30	13.2	30.4	12.4	16.6	26.0	95.6
31 - 60	10.4	16.7	9.9	13.6	21.1	3.3
61 - 90	9.6	0.0	5.1	9.9	15.6	0.2
91 - 180	17.9	0.0	18.4	9.9	20.4	0.0
181+	7.8	0.0	16.6	24.1	13.3	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

7	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-41.89%(a)
Asset-Backed Securities - Fully Supported Bank-14.49%
Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(b)	0.21%	11/24/2020	$30,000	$ 29,988,100
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	50,000	49,999,028
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.40%	12/01/2020	25,000	25,011,673
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.39%	01/05/2021	16,500	16,508,425
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	5,000	5,002,096
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	30,000	29,992,708
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,992,350
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	40,000	39,950,600
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	30,000	29,998,320
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.27%	11/03/2020	25,759	25,750,345
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.31%	09/02/2020	21,000	20,999,849
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	55,000	54,984,774
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	18,750	18,736,308
				371,914,576

Diversified Banks-10.72%
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	10,000	10,001,179
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	20,000	20,006,229
Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,995,487
Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	30,000	29,978,492
HSBC Bank PLC (3 mo. USD LIBOR + 0.20%) (United Kingdom)(b)(c)(d)	0.76%	11/02/2020	20,000	20,007,281
Natixis S.A.(b)	0.35%	11/30/2020	5,000	4,997,915
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.21%	02/16/2021	50,000	49,963,618
NRW Bank (Germany)(b)(c)	0.11%	09/04/2020	50,000	49,999,472
Royal Bank of Canada (SOFR + 0.40%) (Canada)(b)(c)(d)	0.49%	10/07/2020	35,000	35,012,225
Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.43%	06/11/2021	15,000	15,012,191
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	5,000	5,000,298
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,003,086
				274,977,473

Diversified Capital Markets-2.92%
Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	0.17%	10/19/2020	50,000	49,981,285
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,973,742
				74,955,027

Other Diversified Financial Services-2.92%
Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000
Erste Abwicklungsanstalt (Germany)(b)(c)	0.00%	03/01/2021	50,000	49,962,589
				74,962,589

Regional Banks-7.41%
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(b)	1.45%	09/10/2020	25,000	24,999,549
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.30%) (United Kingdom)(b)(c)(d)	0.46%	09/11/2020	25,000	25,002,485
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.27%) (United Kingdom)(b)(c)(d)	0.44%	10/27/2020	40,000	40,016,979
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	50,000	49,999,683
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%) (Sweden)(b)(c)(d)	0.41%	12/30/2020	50,000	50,022,297
				190,040,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-3.43%
FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	$50,000	$ 49,980,312
FMS Wertmanagement (Germany)(b)(c)	0.20%	03/04/2021	25,000	24,976,618
Pacific Life Short Term Funding LLC(c)	0.22%	10/16/2020	13,000	12,997,409
				87,954,339
Total Commercial Paper (Cost $1,074,442,925)				1,074,804,997

Certificates of Deposit-16.96%
Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(b)(d)	0.46%	09/09/2020	15,000	15,000,743
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(b)(d)	0.38%	11/13/2020	20,000	20,007,396
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(b)(d)	0.45%	09/18/2020	20,000	20,002,088
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(b)(d)	0.34%	01/22/2021	15,000	15,010,086
KBC Bank N.V.(b)	0.10%	09/03/2020	50,000	50,000,025
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(b)(d)	0.41%	10/02/2020	35,000	35,005,684
Rabobank Nederland (Netherlands)(b)	0.08%	09/01/2020	120,000	120,000,000
Sumitomo Mitsui Trust Bank Ltd.(b)	0.10%	09/03/2020	50,000	50,000,004
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(d)	0.36%	11/24/2020	20,000	20,007,144
Toronto-Dominion Bank (The) (SOFR + 0.42%)(b)(d)	0.51%	09/30/2020	25,000	25,007,497
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(b)(d)	0.43%	06/10/2021	15,000	15,007,518
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(b)(d)	0.40%	07/08/2021	50,000	50,048,806
Total Certificates of Deposit (Cost $435,000,000)				435,096,991

U.S. Dollar Denominated Bonds & Notes-6.08%

Diversified Banks-3.96%
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d)	1.24%	06/01/2021	33,400	33,637,550
Bank of Nova Scotia (The) (Canada)(b)	2.50%	01/08/2021	10,103	10,184,337
HSBC Bank PLC (United Kingdom)(b)(c)	4.75%	01/19/2021	47,285	48,085,599
U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,561,469
				101,468,955

Diversified Capital Markets-1.18%
UBS AG (Switzerland)(b)(c)	2.45%	12/01/2020	30,260	30,372,098

Technology Hardware, Storage & Peripherals-0.94%
Apple, Inc.	2.25%	02/23/2021	23,971	24,162,301
Total U.S. Dollar Denominated Bonds & Notes (Cost $155,802,618)				156,003,354

Variable Rate Demand Notes-2.68%(e)

Credit Enhanced–2.68%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	9,300	9,299,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	2,600	2,600,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.05%	11/01/2035	18,225	18,225,000
New York (State of) Housing Finance Agency (160 Madison); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	11/01/2046	3,400	3,400,000
New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	05/01/2041	2,400	2,400,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.08%	11/01/2035	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	$30,000	$ 30,000,000
Total Variable Rate Demand Notes (Cost $68,824,999)				68,824,999

U.S. Treasury Securities-1.95%

U.S. Treasury Bills-1.95%(a)
U.S. Treasury Bills (Cost $49,993,875)	0.09%	10/20/2020	50,000	49,993,705
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.56% (Cost $1,784,064,417)				1,784,724,046

			Repurchase Amount
Repurchase Agreements-32.38%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(b)	0.20%	09/01/2020	30,000,167	30,000,000
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% -6.69%; 10/22/2021 - 06/20/2070)(b)	0.23%	09/01/2020	15,000,096	15,000,000
BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(b)(h)	0.30%	09/03/2020	10,000,583	10,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(b)	0.20%	09/01/2020	35,000,194	35,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(b)(h)	0.24%	09/23/2020	35,007,000	35,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(b)(h)	0.22%	09/03/2020	5,000,214	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(b)(h)	0.20%	09/03/2020	15,000,583	15,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(b)	0.20%	09/01/2020	15,000,083	15,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% -7.00%; 03/17/2024 - 06/03/2050)(b)	0.25%	09/01/2020	10,000,069	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	$195,572,813	$195,572,324

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	65,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% -6.13%; 01/15/2022 - 12/01/2048)(b)(i)	0.23%	-	-	35,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(b)	0.23%	09/01/2020	30,000,191	30,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	240,000,600	240,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(b)(i)	0.26%	-	-	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 -09/30/2049)(b)(i)	0.19%	-	-	55,000,000

Total Repurchase Agreements (Cost $830,572,324)				830,572,324

TOTAL INVESTMENTS IN SECURITIES(j)(k) -101.94% (Cost $2,614,636,741)				2,615,296,370

OTHER ASSETS LESS LIABILITIES-(1.94)%				(49,684,462)

NET ASSETS-100.00%				$2,565,611,908

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Netherlands: 10.8%; Canada: 10.5%; Germany: 7.8%; Japan: 7.6%; United Kingdom: 6.0%; other countries less than 5% each: 21.5%.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $1,136,214,679, which represented 44.29% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-22.90%(a)
Asset-Backed Securities - Fully Supported Bank-13.62%
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/16/2020	$10,000	$ 9,999,751
LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/14/2020	5,000	4,999,728
Nieuw Amsterdam Receivables Corp. (Multi - CEP’s)(b)(c)	0.15%	09/17/2020	10,000	9,999,310
Regency Markets No. 1 LLC (CEP - HSBC Bank PLC)(b)(c)	0.15%	09/08/2020	10,000	9,999,698
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	09/04/2020	9,000	8,999,876
				43,998,363
Diversified Banks–9.28%
BNG Bank N.V. (Netherlands)(b)(c)	0.15%	09/14/2020	10,000	9,999,728
Dexia Credit Local S.A. (France)(b)(c)	0.15%	10/20/2020	10,000	9,998,445
NRW Bank (Germany)(b)(c)	0.17%	10/13/2020	10,000	9,998,399
				29,996,572
Total Commercial Paper (Cost $73,993,356)				73,994,935

Variable Rate Demand Notes-11.33%(d)
Credit Enhanced-11.33%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.12%	10/01/2039	9,300	9,300,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	3,160	3,160,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	2,100	2,100,000
San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	2,975	2,975,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	6,000	6,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.16%	01/01/2033	5,300	5,300,000
Total Variable Rate Demand Notes (Cost $36,635,000)				36,635,000

Certificates of Deposit-10.12%
Industrial & Commercial Bank of China Ltd.(c)	0.24%	10/09/2020	12,000	12,000,429
Oversea Chinese Banking Corp. Ltd.(c)	0.26%	09/16/2020	3,700	3,700,220
Rabobank Nederland (Netherlands)(c)	0.08%	09/01/2020	5,000	5,000,000
Skandinaviska Enskilda Banken AB(c)	0.24%	10/01/2020	12,000	12,001,291
Total Certificates of Deposit (Cost $32,700,953)				32,701,940
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.35% (Cost $143,329,309)				143,331,875

			Repurchase Amount
Repurchase Agreements-55.35%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(c)	0.20%	09/01/2020	5,000,027	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	$5,000,292	$ 5,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(c)	0.20%	09/01/2020	5,000,028	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	5,000,194	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2020, maturing value of $10,000,000 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $10,498,122; 0.00% - 10.23%; 09/17/2020 - 09/15/2072)(c)(i)	0.41%	10/05/2020	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 -06/03/2050)(c)	0.25%	09/01/2020	5,000,035	5,000,000
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	28,878,759	28,878,687
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,753,628; 0.00% - 8.38%; 11/01/2024 -07/30/2076)(j)	0.28%	-	-	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% - 2.88%; 10/17/2024 -10/17/2029)(c)(j)	0.21%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(j)	0.23%	-	-	15,000,000
RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(c)	0.23%	09/01/2020	10,000,064	10,000,000
RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 -09/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% -12.25%; 03/09/2021 - 12/15/2072)(c)(j)	0.26%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000
Total Repurchase Agreements (Cost $178,878,687)				178,878,687
TOTAL INVESTMENTS IN SECURITIES(k)(l) -99.70% (Cost $322,207,996)				322,210,562
OTHER ASSETS LESS LIABILITIES-0.30%				967,073
NET ASSETS-100.00%				$323,177,635

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $87,094,935, which represented 26.95% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 10.2%; Netherlands: 9.3%; Switzerland: 7.7%; France: 7.4%; Canada: 6.2%; China: 5.3%; other countries less than 5% each: 14.1%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–59.83%
U.S. Treasury Bills–35.54%(a)
U.S. Treasury Bills	0.13%-1.02%	09/03/2020	$650,000	$ 649,985,306
U.S. Treasury Bills	0.14%	09/08/2020	250,000	249,993,194
U.S. Treasury Bills	0.15%-1.77%	09/10/2020	450,000	449,923,875
U.S. Treasury Bills	0.09%-0.14%	09/17/2020	600,000	599,970,000
U.S. Treasury Bills	0.17%	09/22/2020	250,000	249,975,208
U.S. Treasury Bills	0.14%	09/29/2020	250,000	249,973,750
U.S. Treasury Bills	0.19%	10/08/2020	250,000	249,952,465
U.S. Treasury Bills	0.15%	10/13/2020	200,000	199,965,000
U.S. Treasury Bills	0.18%	10/15/2020	250,000	249,945,000
U.S. Treasury Bills	0.09%-0.16%	10/20/2020	550,000	549,910,507
U.S. Treasury Bills	0.16%	10/29/2020	250,000	249,937,570
U.S. Treasury Bills	0.12%-0.18%	11/10/2020	350,000	349,889,167
U.S. Treasury Bills	0.19%	11/17/2020	250,000	249,898,403
U.S. Treasury Bills	0.19%	11/24/2020	250,000	249,892,083
U.S. Treasury Bills	0.10%-0.11%	11/27/2020	300,000	299,925,083
U.S. Treasury Bills	0.17%	12/03/2020	200,000	199,912,167
U.S. Treasury Bills	0.16%	12/08/2020	250,000	249,894,514
U.S. Treasury Bills	0.19%	12/10/2020	250,000	249,871,528
U.S. Treasury Bills	0.16%	12/15/2020	350,000	349,873,854
U.S. Treasury Bills	0.15%	12/22/2020	150,000	149,932,333
U.S. Treasury Bills	0.11%-0.18%	12/24/2020	400,000	399,819,500
U.S. Treasury Bills	0.17%	12/31/2020	200,000	199,889,083
U.S. Treasury Bills	0.00%	02/02/2021	200,000	199,905,889
U.S. Treasury Bills	0.12%-0.26%	02/25/2021	400,000	399,631,250
U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,476,111
U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,798,749
				8,047,141,589

U.S. Treasury Notes–24.29%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	781,000	780,884,897
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	638,500	638,393,038
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	500,000	499,984,043
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	450,000	450,408,650
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	500,000	499,763,324
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	544,000	544,467,361
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	400,000	400,010,889
U.S. Treasury Notes	1.38%	09/30/2020	163,000	163,044,631
U.S. Treasury Notes	2.75%	09/30/2020	200,000	200,206,633
U.S. Treasury Notes	1.63%	10/15/2020	150,000	150,108,373
U.S. Treasury Notes	1.88%	12/15/2020	155,000	155,432,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	2.38%	12/31/2020	$100,000	$ 100,271,557
U.S. Treasury Notes	2.50%	12/31/2020	15,000	15,103,869
U.S. Treasury Notes	2.00%	01/15/2021	185,000	185,712,060
U.S. Treasury Notes	2.13%	01/31/2021	254,000	255,858,954
U.S. Treasury Notes	3.63%	02/15/2021	255,000	258,796,530
U.S. Treasury Notes	2.00%	02/28/2021	25,000	25,202,199
U.S. Treasury Notes	2.25%	03/31/2021	175,000	176,878,541
				5,500,527,984
Total U.S. Treasury Securities (Cost $13,547,669,573)				13,547,669,573
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-59.83% (Cost $13,547,669,573)				13,547,669,573

			Repurchase Amount
Repurchase Agreements–41.92%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,096; 0.13% - 5.50%; 12/31/2021 - 11/15/2044)	0.07%	09/01/2020	400,000,778	400,000,000
Bank of Nova Scotia, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,006; 0.00% - 8.00%; 09/01/2020 - 05/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	747,966,219	747,964,765
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(d)	0.11%	09/04/2020	300,027,500	300,000,000
Citigroup Global Markets, Inc., term agreement dated 08/25/2020, maturing value of $300,004,083 (collateralized by U.S. Treasury obligations valued at $306,000,000; 0.00%; 02/15/2032 - 02/15/2045)(d)	0.07%	09/01/2020	300,004,083	300,000,000
DNB Bank ASA, agreement dated 08/31/2020, maturing value of $750,001,458 (collateralized by U.S. Treasury obligations valued at $765,000,002; 0.13% - 2.88%; 01/15/2021 - 08/15/2028)	0.07%	09/01/2020	750,001,458	750,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2020, maturing value of $100,000,250 (collateralized by a U.S. Treasury obligation valued at $102,000,043; 2.13%; 05/15/2022)	0.09%	09/01/2020	100,000,250	100,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000
Goldman Sachs & Co., agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.00% - 3.13%; 09/30/2020 - 08/15/2049)	0.07%	09/01/2020	250,000,486	250,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	100,012,839	100,012,589
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,591	250,000,966
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(e)	0.07%	-	-	630,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	300,138,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	$300,147,000	$ 300,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(d)	0.09%	09/03/2020	100,002,156	100,000,406
Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2020, maturing value of $850,001,653 (collateralized by U.S. Treasury obligations valued at $867,000,078; 0.13% - 4.63%; 09/30/2021 - 11/15/2049)	0.07%	09/01/2020	850,001,653	850,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(d)	0.09%	09/03/2020	315,380,519	315,375,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/27/2020, maturing value of $100,001,556 (collateralized by a U.S. Treasury obligation valued at $102,001,065; 2.63%; 02/15/2029)(d)	0.08%	09/03/2020	100,001,555	100,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $282,688,285 (collateralized by U.S. Treasury obligations valued at $289,170,000; 0.00%; 11/15/2027 - 08/15/2037)	0.10%	09/01/2020	282,688,285	282,687,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $365,438,515 (collateralized by U.S. Treasury obligations valued at $376,135,000; 0.00%; 08/15/2033 - 02/15/2045)	0.10%	09/01/2020	365,438,515	365,437,500
RBC Dominion Securities Inc., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,002; 0.13% - 3.75%; 04/15/2022 - 08/15/2050)	0.07%	09/01/2020	400,000,778	400,000,000
Royal Bank of Canada, agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,098; 1.75% - 3.88%; 04/30/2022 - 02/15/2046)	0.07%	09/01/2020	250,000,486	250,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(e)	0.07%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/31/2020, maturing value of $300,000,583 (collateralized by U.S. Treasury obligations valued at $306,000,054; 0.00% - 2.63%; 10/08/2020 - 02/28/2023)	0.07%	09/01/2020	300,000,583	300,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,022; 2.38% - 3.38%; 05/15/2028 - 11/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000
Total Repurchase Agreements (Cost $9,491,478,726)				9,491,478,726
TOTAL INVESTMENTS IN SECURITIES(f) -101.75% (Cost $23,039,148,299)				23,039,148,299
OTHER ASSETS LESS LIABILITIES-(1.75)%				(395,658,894)
NET ASSETS-100.00%				$22,643,489,405

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-40.74%
Federal Farm Credit Bank (FFCB)-4.07%
Federal Farm Credit Bank	0.25%	09/01/2020	$68,000	$ 68,000,000
Federal Farm Credit Bank	0.25%	09/21/2020	200,000	199,972,222
Federal Farm Credit Bank	0.50%	10/20/2020	35,000	34,976,181
Federal Farm Credit Bank	0.15%	11/16/2020	25,000	24,992,083
Federal Farm Credit Bank	0.17%	11/27/2020	150,000	149,938,375
Federal Farm Credit Bank	0.40%	01/19/2021	15,000	14,976,667
Federal Farm Credit Bank	0.44%	03/24/2021	150,000	149,626,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	0.25%	05/07/2021	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.17%	06/10/2021	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.28%)(a)	0.37%	10/01/2021	365,000	365,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	02/22/2022	16,555	16,555,000
Federal Farm Credit Bank (SOFR + 0.19%)(a)	0.28%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	0.24%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.16%	08/11/2022	108,000	108,000,000
				1,297,036,528

Federal Home Loan Bank (FHLB)-29.01%
Federal Home Loan Bank	0.20%	09/09/2020	4,659	4,658,793
Federal Home Loan Bank	0.16%	09/18/2020	150,000	149,979,458
Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	09/22/2020	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank	2.63%	10/01/2020	15,000	15,027,699
Federal Home Loan Bank	0.32%	10/02/2020	25,000	24,993,111
Federal Home Loan Bank	0.30%	10/05/2020	300,000	299,915,000
Federal Home Loan Bank	0.29%-0.30%	10/09/2020	350,000	349,891,278
Federal Home Loan Bank	0.30%	10/15/2020	39,000	38,985,700
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/16/2020	20,000	20,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	10/19/2020	10,000	10,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/20/2020	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	10/22/2020	115,000	115,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	10/23/2020	290,000	290,000,000
Federal Home Loan Bank	0.30%	10/26/2020	250,000	249,885,417
Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	11/06/2020	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	11/06/2020	90,000	89,999,180
Federal Home Loan Bank	0.52%	11/09/2020	100,000	99,900,333
Federal Home Loan Bank	0.16%	11/12/2020	100,000	99,968,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	11/13/2020	265,000	265,000,000
Federal Home Loan Bank	0.26%	11/13/2020	50,000	49,983,778
Federal Home Loan Bank	0.30%	11/16/2020	88,000	87,944,267
Federal Home Loan Bank	0.30%	11/17/2020	160,000	159,897,333
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	11/25/2020	645,000	645,000,000
Federal Home Loan Bank	0.34%	11/25/2020	304,329	304,084,691
Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	12/04/2020	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	12/15/2020	185,000	185,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	12/24/2020	85,000	85,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/22/2021	$109,000	$ 109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,598,775
Federal Home Loan Bank	1.38%	02/18/2021	10,410	10,452,989
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	02/19/2021	145,000	145,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	0.13%	02/25/2021	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	02/26/2021	198,000	198,000,000
Federal Home Loan Bank	0.45%	03/08/2021	290,000	289,318,500
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	03/11/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	03/12/2021	345,000	345,000,000
Federal Home Loan Bank	0.30%	03/17/2021	100,000	99,835,833
Federal Home Loan Bank (SOFR + 0.11%)(a)	0.20%	03/25/2021	40,000	40,000,000
Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,505,652
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/13/2021	77,000	77,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	04/21/2021	75,000	75,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	06/24/2021	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	07/09/2021	190,000	190,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	07/23/2021	321,000	321,000,000
Federal Home Loan Bank (SOFR + 0.06%)(a)	0.15%	08/24/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.17%)(a)	0.26%	11/12/2021	127,000	127,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	0.24%	11/15/2021	355,000	355,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	08/19/2022	315,000	315,000,000
				9,243,325,787

Federal Home Loan Mortgage Corp. (FHLMC)-2.62%
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	09/08/2020	24,100	24,100,023
Federal Home Loan Mortgage Corp.	1.88%	11/17/2020	4,215	4,227,482
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	0.13%	12/14/2020	150,000	150,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	02/19/2021	55,000	55,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(a)	0.39%	06/30/2021	45,000	45,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(a)	0.41%	09/30/2021	412,000	412,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(a)	0.40%	01/03/2022	145,000	145,000,000
				835,327,505

Federal National Mortgage Association (FNMA)-3.84%
Federal National Mortgage Association	0.25%	09/23/2020	120,000	119,981,740
Federal National Mortgage Association	2.88%	10/30/2020	12,500	12,548,550
Federal National Mortgage Association (SOFR + 0.04%)(a)	0.13%	01/29/2021	25,000	24,979,009
Federal National Mortgage Association (SOFR + 0.25%)(a)	0.34%	03/24/2021	185,000	185,000,000
Federal National Mortgage Association (SOFR + 0.21%)(a)	0.30%	07/01/2021	150,000	150,000,000
Federal National Mortgage Association (SOFR + 0.23%)(a)	0.32%	07/06/2021	156,000	156,000,000
Federal National Mortgage Association (SOFR + 0.28%)(a)	0.37%	07/06/2021	225,000	225,000,000
Federal National Mortgage Association (SOFR + 0.30%)(a)	0.39%	01/07/2022	350,000	350,000,000
				1,223,509,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)-1.20%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2020	$116,000	$ 116,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	06/15/2025	24,000	24,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	07/15/2025	26,111	26,111,112
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	10,000	10,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	02/15/2028	16,667	16,666,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	11/15/2028	75,000	75,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	05/15/2030	8,541	8,541,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.16%	07/09/2026	30,600	30,600,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	03/15/2030	43,875	43,875,000
				381,393,779
Total U.S. Government Sponsored Agency Securities (Cost $12,980,592,898)				12,980,592,898

U.S. Treasury Securities-24.86%
U.S. Treasury Bills-17.19%(c)
U.S. Treasury Bills	0.12%-0.14%	09/08/2020	700,000	699,981,722
U.S. Treasury Bills	0.20%	09/10/2020	200,000	199,989,900
U.S. Treasury Bills	0.14%	09/17/2020	100,000	99,993,778
U.S. Treasury Bills	0.14%	09/29/2020	150,000	149,984,250
U.S. Treasury Bills	0.17%	10/01/2020	135,000	134,981,437
U.S. Treasury Bills	0.14%	10/06/2020	200,000	199,972,778
U.S. Treasury Bills	0.16%-0.19%	10/08/2020	250,000	249,955,035
U.S. Treasury Bills	0.15%	10/13/2020	670,000	669,884,850
U.S. Treasury Bills	0.18%	10/15/2020	100,000	99,978,000
U.S. Treasury Bills	0.15%	10/27/2020	300,000	299,930,000
U.S. Treasury Bills	0.15%	10/29/2020	800,000	799,806,667
U.S. Treasury Bills	0.17%	11/03/2020	100,000	99,970,250
U.S. Treasury Bills	0.15%	11/05/2020	375,000	374,898,438
U.S. Treasury Bills	0.18%	11/10/2020	250,000	249,912,500
U.S. Treasury Bills	0.15%	11/12/2020	100,000	99,971,000
U.S. Treasury Bills	0.10%	12/03/2020	150,000	149,961,249
U.S. Treasury Bills	0.18%-0.19%	12/10/2020	250,000	249,872,222
U.S. Treasury Bills	1.47%	12/31/2020	100,000	99,511,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills(c)-(continued)
U.S. Treasury Bills	0.17%	01/07/2021	$300,000	$ 299,823,999
U.S. Treasury Bills	0.18%	02/25/2021	150,000	149,867,250
U.S. Treasury Bills	0.17%	04/22/2021	100,000	99,893,208
				5,478,140,332

U.S. Treasury Notes-7.67%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(a)	0.22%	01/31/2021	445,000	444,928,230
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	0.24%	04/30/2021	720,000	719,899,522
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(a)	0.33%	07/31/2021	170,000	170,109,131
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(a)	0.41%	10/31/2021	550,000	550,669,433
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	0.26%	01/31/2022	25,000	24,994,371
U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,995,609
U.S. Treasury Notes	2.75%	09/30/2020	190,000	190,170,394
U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,019,624
U.S. Treasury Notes	2.50%	12/31/2020	25,000	25,173,115
U.S. Treasury Notes	2.13%	01/31/2021	25,000	25,182,968
U.S. Treasury Notes	3.63%	02/15/2021	25,000	25,371,676
U.S. Treasury Notes	2.00%	02/28/2021	34,000	34,274,991
U.S. Treasury Notes	2.50%	02/28/2021	37,000	37,389,483
				2,443,178,547
Total U.S. Treasury Securities (Cost $7,921,318,879)				7,921,318,879
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.60% (Cost $20,901,911,777)				20,901,911,777

			Repurchase Amount
Repurchase Agreements-34.50%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,010; 2.00% - 5.65%; 01/01/2021 - 08/20/2050)	0.09%	09/01/2020	142,806,355	142,805,998
BNP Paribas Securities Corp., agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by U.S. Treasury obligations, a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $510,000,000; 0.00% - 7.00%; 09/08/2020 - 10/20/2067)	0.09%	09/01/2020	500,001,250	500,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	547,107,491	547,106,427
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(e)	0.11%	09/04/2020	450,041,250	450,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $2,355,215,875 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,402,100,000; 0.00% - 7.63%; 09/10/2020 - 10/20/2067)(e)	0.11%	09/04/2020	1,640,150,333	1,640,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., agreement dated 08/31/2020, maturing value of $650,001,264 (collateralized by U.S. Treasury obligations valued at $663,000,000; 0.00%; 11/15/2020 - 08/15/2050)	0.07%	09/01/2020	$650,001,264	$ 650,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	200,009,092	200,008,592
ING Financial Markets, LLC, joint term agreement dated 07/23/2020, aggregate maturing value of $150,041,875 (collateralized by domestic agency mortgage-backed securities valued at $153,000,002; 2.50% - 4.50%; 04/01/2038 - 01/01/2057)	0.15%	09/28/2020	87,024,288	87,000,000
ING Financial Markets, LLC, joint term agreement dated 08/20/2020, aggregate maturing value of $300,026,667 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00% - 5.00%; 09/01/2042 - 06/01/2056)	0.10%	09/21/2020	205,018,222	205,000,000
ING Financial Markets, LLC, term agreement dated 08/05/2020, maturing value of $250,025,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 2.50% - 4.50%; 08/01/2040 - 01/01/2057)(e)	0.12%	09/04/2020	250,025,000	250,000,000
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	228,564,957	228,564,386
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,355	250,000,730
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(f)	0.07%	-	-	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $510,000,087; 0.00% - 7.50%; 12/03/2020 - 09/01/2050)(f)	0.08%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $295,800,007; 0.00% - 8.13%; 08/15/2021 - 09/01/2057)(f)	0.12%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $408,000,043; 0.61% - 8.50%; 12/01/2020 - 02/16/2058)(f)	0.09%	-	-	275,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 0.00% - 6.00%; 09/01/2026 - 06/01/2050)(f)	0.80%	-	-	250,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	140,064,400	140,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	130,063,700	130,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(e)	0.09%	09/03/2020	170,006,094	170,003,119
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 0.44% - 0.88%; 10/25/2035 - 04/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(e)	0.09%	09/03/2020	$452,045,411	$452,037,500

Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $592,485,396 (collateralized by U.S. Treasury obligations valued at $609,319,750; 0.00%; 02/15/2026 - 11/15/2043)	0.10%	09/01/2020	592,485,396	592,483,750

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $42,500,118 (collateralized by a U.S. Treasury obligation valued at $43,521,000; 0.00%; 08/15/2033)	0.10%	09/01/2020	42,500,118	42,500,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2020, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and a foreign corporate obligation valued at $1,275,000,249; 0.00% - 8.00%; 09/01/2020 - 08/20/2065)(a)(e)	0.14%	11/02/2020	920,000,000	920,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	534,963,985	534,962,648

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(f)	0.07%	-	-	320,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	173,100,767	173,100,334

Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50% - 3.00%; 12/20/2049 - 01/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000

Total Repurchase Agreements (Cost $10,990,573,484)				10,990,573,484

TOTAL INVESTMENTS IN SECURITIES(g) -100.10% (Cost $31,892,485,261)				31,892,485,261

OTHER ASSETS LESS LIABILITIES-(0.10)%				(30,408,073)

NET ASSETS-100.00%				$31,862,077,188

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-103.09%
U.S. Treasury Bills-88.36%(a)
U.S. Treasury Bills	0.09%-0.14%	09/01/2020	$61,500	$ 61,500,000
U.S. Treasury Bills	0.09%-1.02%	09/03/2020	36,717	36,716,511
U.S. Treasury Bills	0.08%-0.14%	09/08/2020	80,100	80,098,539
U.S. Treasury Bills	0.15%-1.78%	09/10/2020	35,000	34,996,031
U.S. Treasury Bills	0.09%-0.11%	09/15/2020	60,000	59,997,822
U.S. Treasury Bills	0.14%-0.18%	09/17/2020	60,000	59,995,411
U.S. Treasury Bills	0.08%-0.19%	09/22/2020	67,200	67,195,449
U.S. Treasury Bills	0.16%	09/24/2020	20,000	19,998,019
U.S. Treasury Bills	0.10%-0.14%	09/29/2020	40,000	39,996,889
U.S. Treasury Bills	0.10%-0.17%	10/01/2020	53,980	53,973,710
U.S. Treasury Bills	0.15%-1.63%	10/08/2020	57,000	56,983,304
U.S. Treasury Bills	0.10%	10/13/2020	4,900	4,899,428
U.S. Treasury Bills	0.14%-0.18%	10/15/2020	45,000	44,991,713
U.S. Treasury Bills	0.09%	10/20/2020	35,000	34,995,713
U.S. Treasury Bills	0.12%-0.15%	10/22/2020	30,000	29,994,546
U.S. Treasury Bills	0.15%	10/27/2020	20,000	19,995,333
U.S. Treasury Bills	0.11%-0.16%	10/29/2020	60,000	59,987,554
U.S. Treasury Bills	0.17%	11/03/2020	5,000	4,998,513
U.S. Treasury Bills	0.10%-0.15%	11/05/2020	60,000	59,987,361
U.S. Treasury Bills	0.12%-0.18%	11/10/2020	25,000	24,992,417
U.S. Treasury Bills	0.11%-0.16%	11/12/2020	46,000	45,988,940
U.S. Treasury Bills	0.19%	11/17/2020	5,000	4,997,968
U.S. Treasury Bills	0.11%	11/19/2020	30,000	29,993,088
U.S. Treasury Bills	0.19%	11/24/2020	10,000	9,995,683
U.S. Treasury Bills	0.10%-0.16%	11/27/2020	32,000	31,990,648
U.S. Treasury Bills	0.11%	12/01/2020	15,000	14,995,829
U.S. Treasury Bills	0.17%	12/03/2020	40,000	39,986,777
U.S. Treasury Bills	0.16%	12/08/2020	15,000	14,993,671
U.S. Treasury Bills	0.18%-0.19%	12/10/2020	20,000	19,989,826
U.S. Treasury Bills	0.16%	12/15/2020	20,000	19,992,563
U.S. Treasury Bills	0.19%	12/17/2020	10,000	9,994,501
U.S. Treasury Bills	0.15%	12/22/2020	7,000	6,996,842
U.S. Treasury Bills	0.11%-0.18%	12/24/2020	40,000	39,982,979
U.S. Treasury Bills	0.17%	12/31/2020	10,000	9,994,454
U.S. Treasury Bills	0.17%	01/07/2021	10,000	9,994,133
U.S. Treasury Bills	0.15%	01/14/2021	13,000	12,992,931
U.S. Treasury Bills	0.13%	01/21/2021	5,000	4,997,436
U.S. Treasury Bills	0.13%-1.44%	01/28/2021	26,000	25,953,326
U.S. Treasury Bills	0.12%	02/11/2021	10,000	9,994,567
U.S. Treasury Bills	0.12%	02/18/2021	8,000	7,995,467
U.S. Treasury Bills	0.12%-0.18%	02/25/2021	27,000	26,982,595
U.S. Treasury Bills	0.00%	03/04/2021	10,000	9,994,186
U.S. Treasury Bills	0.14%	04/22/2021	5,000	4,995,470
U.S. Treasury Bills	0.18%	05/20/2021	5,000	4,993,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Bills(a)-(continued)
U.S. Treasury Bills	0.16%	07/15/2021	$7,000	$6,990,446

				1,282,071,955

U.S. Treasury Notes-14.73%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	17,000	16,996,155

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	7,000	6,999,931

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	15,000	14,996,429

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	36,500	36,520,468

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	30,000	29,971,602

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	55,000	55,026,658

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	12,000	12,000,271

U.S. Treasury Notes	2.00%	09/30/2020	15,000	15,004,363

U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,002,685

U.S. Treasury Notes	2.00%	01/15/2021	3,000	3,018,863

U.S. Treasury Notes	2.25%	03/31/2021	10,000	10,107,345

				213,644,770

TOTAL INVESTMENTS IN SECURITIES-103.09% (Cost $ 1,495,716,725)				1,495,716,725

OTHER ASSETS LESS LIABILITIES-(3.09)%				(44,822,921)

NET ASSETS-100.00%				$1,450,893,804

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.85%
Alabama-4.40%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.12%	07/01/2040	$8,805	$ 8,805,000

Arizona-2.81%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,945	2,945,000
				5,630,000

California-1.30%
California (State of) Educational Facilities Authority; Series 2020, Commercial Paper Notes	0.11%	10/01/2020	2,600	2,600,000

Colorado-0.60%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	02/01/2031	1,190	1,190,000

Delaware-2.03%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	09/01/2036	2,780	2,780,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.10%	05/01/2036	1,280	1,280,000
				4,060,000

District of Columbia-3.38%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.07%	10/01/2039	6,525	6,525,000
				6,770,000

Florida-5.16%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.09%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.16%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.09%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.07%	07/01/2037	4,280	4,280,000
				10,315,000

Georgia-4.20%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.08%	11/01/2030	2,590	2,590,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	0.14%	01/01/2036	3,000	3,000,000
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	09/01/2020	400	400,000
				8,410,000

Illinois-4.49%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.07%	12/01/2046	5,755	5,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	01/01/2037	$2,230	$ 2,230,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.08%	10/01/2033	1,000	1,000,000
				8,985,000

Indiana-8.69%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.14%	08/01/2037	5,750	5,750,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.18%	06/01/2035	8,000	8,000,000
Purdue University; Series 2011 A, VRD COP(b)	0.06%	07/01/2035	3,635	3,635,000
				17,385,000

Louisiana-1.75%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.08%	07/01/2047	3,505	3,505,000

Maryland-4.71%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020 B, Commercial Paper Notes	0.22%	09/09/2020	4,800	4,800,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	0.03%	07/01/2041	2,600	2,600,000
				9,415,000

Massachusetts-2.17%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	10/01/2038	2,830	2,830,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.07%	01/01/2037	1,500	1,500,000
				4,330,000

Michigan-4.51%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.10%	01/15/2026	2,005	2,005,000
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.10%	08/15/2030	3,000	3,000,000
Series 2001 A-2, VRD RB(b)	0.10%	08/15/2030	1,010	1,010,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	03/01/2031	3,000	3,000,000
				9,015,000

Minnesota-5.48%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.16%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	11/01/2035	6,505	6,505,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	10/01/2033	3,285	3,285,000
				10,965,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-3.95%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	0.03%	12/01/2030	$60	$ 60,000
Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	0.08%	12/01/2030	6,250	6,250,000
Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	1,000	1,000,000
				7,895,000

Missouri-0.59%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.08%	11/01/2037	615	615,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.14%	08/01/2038	565	565,000
				1,180,000

Nevada-0.75%
Reno (City of), NV (Renown Regional Medical Center); Series 2009 A, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	06/01/2039	1,500	1,500,000

New York-4.46%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.06%	05/01/2039	2,500	2,500,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing);
Series 2015 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.10%	05/01/2050	6,100	6,100,000
Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.09%	05/01/2050	330	330,000
				8,930,000

North Carolina-4.39%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.05%	06/01/2027	1,285	1,285,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.07%	12/01/2021	2,520	2,520,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.04%	05/01/2036	4,970	4,970,000
				8,775,000

Ohio-1.46%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.09%	08/02/2038	2,925	2,925,000

Pennsylvania-4.85%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	06/01/2037	4,305	4,305,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.07%	03/01/2030	1,990	1,990,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	10/15/2025	385	385,000
Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	11/01/2029	305	305,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	07/01/2027	2,725	2,725,000
				9,710,000

Rhode Island-2.10%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.07%	09/01/2043	4,200	4,200,000

Texas-10.73%
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.12%	02/15/2042	4,720	4,720,000
Houston (City of), TX; Series 2020 E-2, Commercial Paper Notes	0.16%	10/02/2020	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.08%	05/15/2034	$1,500	$ 1,500,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.11%	04/01/2026	2,320	2,320,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.14%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents; Series 2020 B, Commercial Paper Notes	0.18%	11/04/2020	400	400,000
University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.06%	08/01/2025	4,665	4,665,000
Series 2020 A, Commercial Paper Notes	0.22%	09/03/2020	1,000	1,000,000
				21,465,000

Virginia-1.90%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.09%	08/01/2037	3,800	3,800,000

Washington-4.32%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	09/01/2049	4,550	4,550,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	11/01/2047	4,085	4,085,000
				8,635,000

West Virginia-3.14%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.10%	07/01/2039	845	845,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.14%	01/01/2034	5,435	5,435,000
				6,280,000

Wisconsin-1.53%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.09%	10/01/2042	3,060	3,060,000
TOTAL INVESTMENTS IN SECURITIES(d)(e) -99.85% (Cost $199,735,000)				199,735,000
OTHER ASSETS LESS LIABILITIES-0.15%				308,127
NET ASSETS-100.00%				$200,043,127

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.8%; Japan: 5.3%; other countries less than 5% each: 11.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank N.A.	6.7%
Wells Fargo Bank N.A.	6.6
Federal Home Loan Bank	6.4
Federal Home Loan Mortgage Corp.	6.3
TD Bank N.A.	6.2
PNC Bank N.A.	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:
Investments in securities, at value	$1,784,724,046	$143,331,875	$13,547,669,573	$20,901,911,777	$1,495,716,725	$199,735,000

Repurchase agreements, at value and cost	830,572,324	178,878,687	9,491,478,726	10,990,573,484	-	-

Cash	33,603,197	-	-	-	37,054	61,208

Receivable for:
Investments sold	-	900,000	-	-	-	315,000

Interest	1,056,194	20,964	9,417,821	7,237,160	346,690	23,497

Fund expenses absorbed	-	5,056	-	115,182	5,041	-

Investment for trustee deferred compensation and retirement plans	3,644,669	1,008,721	2,164,080	987,082	118,706	356,729

Other assets	124,772	219,614	217,359	1,247,838	37,133	91,265

Total assets	2,653,725,202	324,364,917	23,050,947,559	31,902,072,523	1,496,261,349	200,582,699

Liabilities:
Payable for:
Investments purchased	83,707,955	-	399,847,556	-	44,984,634	-

Amount due custodian	-	12,463	1,795,459	35,860,836	-	-

Dividends	254,769	4,367	843,269	1,321,007	48,847	1,671

Accrued fees to affiliates	131,522	32,780	2,066,942	1,515,523	140,517	101,988

Accrued trustees’ and officers’ fees and benefits	14,771	7,700	62,856	97,276	9,975	7,064

Accrued operating expenses	73,996	50,032	426,940	44,482	53,713	47,638

Trustee deferred compensation and retirement plans	3,930,281	1,079,940	2,415,132	1,156,211	129,859	381,211

Total liabilities	88,113,294	1,187,282	407,458,154	39,995,335	45,367,545	539,572

Net assets applicable to shares outstanding	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net assets consist of:
Shares of beneficial interest	$2,564,796,446	$322,403,496	$22,642,905,919	$31,862,059,097	$1,450,989,544	$200,167,173

Distributable earnings (loss)	815,462	774,139	583,486	18,091	(95,740)	(124,046)

	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net Assets:
Institutional Class	$2,558,430,270	$320,753,104	$19,215,805,324	$30,259,135,986	$1,370,210,399	$150,996,969

Private Investment Class	$3,541,763	$1,276,217	$422,827,568	$582,081,907	$14,423,866	$10,134,533

Personal Investment Class	$10,252	$395,347	$281,818,329	$13,529,921	$741,749	$3,583,850

Cash Management Class	$2,947,071	$503,834	$371,957,560	$431,476,231	$340,627	$5,489,875

Reserve Class	$278,241	$105,438	$581,684,073	$401,437,716	$54,584,982	$26,823,422

Resource Class	$365,645	$122,593	$635,713,393	$143,147,544	$150,056	$3,004,200

Corporate Class	$38,666	$21,102	$1,133,683,158	$31,267,883	$10,442,125	$10,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,556,995,297	320,747,228	19,214,641,352	30,259,011,208	1,370,246,974	150,977,656

Private Investment Class	3,539,795	1,276,199	422,801,949	582,079,509	14,424,267	10,133,237

Personal Investment Class	10,246	395,341	281,801,254	13,529,865	741,770	3,583,392

Cash Management Class	2,945,434	503,827	371,935,023	431,474,453	340,636	5,489,173

Reserve Class	278,086	105,437	581,648,828	401,436,062	54,586,495	26,819,991

Resource Class	365,442	122,590	635,674,875	143,146,954	150,060	3,003,816

Corporate Class	38,644	21,102	1,133,614,467	31,267,755	10,442,415	10,277

Net asset value, offering and redemption price per share for each class	$1.0006	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,614,636,741	$322,207,996	$23,039,148,299	$31,892,485,261	$1,495,716,725	$199,735,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:
Interest	$34,284,787	$6,257,216	$203,953,802	$316,385,027	$12,665,627	$2,133,528

Expenses:
Advisory fees	3,579,174	698,375	29,385,396	31,594,396	1,616,131	450,697

Administrative services fees	1,063,769	209,751	8,705,596	14,279,270	553,117	100,713

Custodian fees	39,456	10,394	684,345	(696,813)	6,675	4,469

Distribution fees:
Private Investment Class	11,697	3,966	1,423,815	1,818,484	27,185	37,931

Personal Investment Class	56	2,327	1,943,548	114,195	1,812	12,104

Cash Management Class	5,877	418	298,824	265,250	4,655	16,154

Reserve Class	2,496	1,632	3,330,130	3,232,492	474,354	218,276

Resource Class	729	197	1,016,902	300,798	643	5,138

Corporate Class	68	6	92,017	19,425	1,901	3

Transfer agent fees	214,750	41,902	1,763,124	2,843,496	111,702	20,281

Trustees’ and officers’ fees and benefits	52,165	26,612	246,372	353,199	33,779	23,278

Registration and filing fees	85,059	89,032	158,643	223,526	82,407	98,838

Reports to shareholders	23,125	16,105	71,876	(81,108)	18,221	15,403

Professional services fees	44,905	37,263	110,574	(141,868)	39,486	36,199

Other	109,541	63,375	266,443	(198,642)	47,091	14,246

Total expenses	5,232,867	1,201,355	49,497,605	53,926,100	3,019,159	1,053,730

Less: Fees waived	(918,298)	(358,636)	(9,124,214)	(2,008,756)	(444,885)	(454,859)

Net expenses	4,314,569	842,719	40,373,391	51,917,344	2,574,274	598,871

Net investment income	29,970,218	5,414,497	163,580,411	264,467,683	10,091,353	1,534,657

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(15,623)	78	139,394	(189,477)	(57,411)	-

Change in net unrealized appreciation (depreciation) of investment securities	45,074	(41,714)	-	-	-	-

Net realized and unrealized gain (loss)	29,451	(41,636)	139,394	(189,477)	(57,411)	-

Net increase in net assets resulting from operations	$29,999,669	$5,372,861	$163,719,805	$264,278,206	$10,033,942	$1,534,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2020 and 2019

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$29,970,218	$54,795,839	$5,414,497	$12,099,439

Net realized gain (loss)	(15,623)	29,559	78	723

Change in net unrealized appreciation (depreciation)	45,074	(26,913)	(41,714)	(10,820)

Net increase in net assets resulting from operations	29,999,669	54,798,485	5,372,861	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(29,817,713)	(54,388,381)	(5,392,900)	(12,042,840)

Private Investment Class	(36,868)	(107,595)	(11,032)	(26,438)

Personal Investment Class	(74)	(199)	(2,832)	(8,858)

Cash Management Class	(107,505)	(248,909)	(5,280)	(14,390)

Reserve Class	(1,504)	(5,872)	(1,098)	(3,794)

Resource Class	(3,570)	(20,589)	(1,140)	(2,658)

Corporate Class	(2,984)	(24,294)	(215)	(461)

Total distributions from distributable earnings	(29,970,218)	(54,795,839)	(5,414,497)	(12,099,439)

Share transactions-net:
Institutional Class	114,142,968	100,799,791	(331,356,151)	127,368,867

Private Investment Class	(1,176,345)	(1,144,582)	(71,436)	(241,794)

Personal Investment Class	-	(984)	(45,201)	(175,590)

Cash Management Class	(6,335,509)	3,104,748	(96,257)	(178,908)

Reserve Class	(24,329)	(115,774)	(167,883)	3,716

Resource Class	2,906	(632,819)	(674)	(62,642)

Corporate Class	(287,979)	(1,599,196)	251	457

Net increase (decrease) in net assets resulting from share transactions	106,321,712	100,411,184	(331,737,351)	126,714,106

Net increase (decrease) in net assets	106,351,163	100,413,830	(331,778,987)	126,704,009

Net assets:
Beginning of year	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of year	$2,565,611,908	$2,459,260,745	$323,177,635	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$163,580,411	$484,811,474	$264,467,683	$518,471,634

Net realized gain (loss)	139,394	204,798	(189,477)	224,974

Net increase in net assets resulting from operations	163,719,805	485,016,272	264,278,206	518,696,608

Distributions to shareholders from distributable earnings:
Institutional Class	(146,246,982)	(438,858,990)	(254,196,609)	(491,630,206)

Private Investment Class	(3,446,279)	(9,738,598)	(4,200,784)	(8,737,051)

Personal Investment Class	(2,137,800)	(3,312,891)	(89,620)	(207,870)

Cash Management Class	(3,199,903)	(8,499,805)	(2,683,953)	(7,669,515)

Reserve Class	(1,117,598)	(3,008,307)	(1,290,595)	(3,929,202)

Resource Class	(4,967,684)	(13,201,572)	(1,599,458)	(4,570,537)

Corporate Class	(2,664,191)	(8,191,311)	(439,777)	(1,727,253)

Total distributions from distributable earnings	(163,780,437)	(484,811,474)	(264,500,796)	(518,471,634)

Share transactions-net:
Institutional Class	498,579,949	(1,514,751,400)	256,030,543	7,673,132,994

Private Investment Class	(83,191,362)	(11,707,755)	49,500,711	106,832,736

Personal Investment Class	(78,430,874)	242,362,528	(2,461,469)	7,670,768

Cash Management Class	(24,723,778)	(50,068,678)	66,475,768	31,650,960

Reserve Class	292,043,533	61,097,539	103,651,946	88,155,960

Resource Class	3,118,922	107,165,894	(37,467,649)	(51,677,589)

Corporate Class	704,514,058	(38,240,138)	(9,080,725)	(105,927,589)

Net increase (decrease) in net assets resulting from share transactions	1,311,910,448	(1,204,142,010)	426,649,125	7,749,838,240

Net increase (decrease) in net assets	1,311,849,816	(1,203,937,212)	426,426,535	7,750,063,214

Net assets:
Beginning of year	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of year	$22,643,489,405	$21,331,639,589	$31,862,077,188	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$10,091,353	$25,841,669	$1,534,657	$2,660,015

Net realized gain (loss)	(57,411)	17,726	-	-

Net increase in net assets resulting from operations	10,033,942	25,859,395	1,534,657	2,660,015

Distributions to shareholders from distributable earnings:
Institutional Class	(9,782,969)	(25,123,428)	(1,172,112)	(1,816,364)

Private Investment Class	(65,930)	(111,394)	(106,524)	(305,352)

Personal Investment Class	(898)	(3,844)	(7,119)	(2,466)

Cash Management Class	(16,009)	(41,719)	(177,298)	(395,402)

Reserve Class	(212,244)	(557,964)	(50,307)	(80,976)

Resource Class	(1,150)	(3,101)	(21,222)	(59,305)

Corporate Class	(12,153)	(219)	(75)	(150)

Total distributions from distributable earnings	(10,091,353)	(25,841,669)	(1,534,657)	(2,660,015)

Share transactions-net:
Institutional Class	325,218,196	(235,306,840)	(10,043,247)	33,374,672

Private Investment Class	4,941,082	3,398,983	(10,353,451)	(7,570,673)

Personal Investment Class	630,111	(283,153)	1,041,703	2,531,656

Cash Management Class	(1,553,674)	(1,270,980)	(21,806,010)	(4,585,853)

Reserve Class	(123,709)	21,314,012	6,820,117	5,850,867

Resource Class	16,515	38,286	1,886,657	(1,381,960)

Corporate Class	10,431,998	216	85	135

Net increase (decrease) in net assets resulting from share transactions	339,560,519	(212,109,476)	(32,454,146)	28,218,844

Net increase (decrease) in net assets	339,503,108	(212,091,750)	(32,454,146)	28,218,844

Net assets:
Beginning of year	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of year	$1,450,893,804	$1,111,390,696	$200,043,127	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/20	$1.0004	$0.0123	$(0.0006)	$0.0117	$(0.0115)	$-	$(0.0115)	$1.0006	1.17%	$39	0.21	%(c)	0.25	%(c)	1.23	%(c)
Year ended 08/31/19	1.0004	0.0234	(0.0000)	0.0234	(0.0234)	-	(0.0234)	1.0004	2.36	327	0.21		0.25		2.34
Year ended 08/31/18	1.0002	0.0170	(0.0011)	0.0159	(0.0157)	-	(0.0157)	1.0004	1.60	1,926	0.21		0.26		1.70
Year ended 08/31/17	1.00	0.0048	0.0036	0.0084	(0.0077)	(0.0005)	(0.0082)	1.0002	0.81	9,483	0.21		0.29		0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.30	169,660	0.18		0.21		0.31
Invesco STIC Prime Portfolio
Year ended 08/31/20	1.0001	0.0114	(0.0013)	0.0101	(0.0102)	-	(0.0102)	1.0000	1.03	21	0.21	(c)	0.29	(c)	1.13	(c)
Year ended 08/31/19	1.0001	0.0224	0.0000	0.0224	(0.0224)	-	(0.0224)	1.0001	2.26	21	0.21		0.28		2.23
Year ended 08/31/18	1.0000	0.0152	(0.0002)	0.0150	(0.0149)	-	(0.0149)	1.0001	1.51	20	0.21		0.30		1.52
Year ended 08/31/17	1.00	0.0059	0.0007	0.0066	(0.0066)	-	(0.0066)	1.0000	0.66	20	0.21		0.30		0.59
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.24	9	0.17		0.23		0.23
Invesco Treasury Portfolio
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.88	1,133,683	0.21	(c)	0.24	(c)	0.83	(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.17	429,129	0.21		0.24		2.15
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.34	467,373	0.21		0.23		1.34
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.49	607,827	0.21		0.23		0.49
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.14	1,173,253	0.17		0.21		0.14
Invesco Government & Agency Portfolio
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.92	31,268	0.18	(c)	0.18	(c)	0.82	(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.19	40,349	0.19		0.19		2.17
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.35	146,277	0.18		0.18		1.32
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.53	324,437	0.18		0.18		0.55
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.17	316,444	0.16		0.18		0.17
Invesco Treasury Obligations Portfolio
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.91	10,442	0.21	(c)	0.23	(c)	0.81	(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.14	10	0.21		0.24		2.12
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.31	10	0.21		0.24		1.31
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.41	10	0.21		0.25		0.45
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.11	2,948	0.14		0.39		0.11
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.74	10	0.20	(c)	0.37	(c)	0.75	(c)
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.35	10	0.23		0.38		1.35
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.97	10	0.23		0.41		0.98
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.54	0	0.23		0.40		0.53
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	32	0.10		0.34		0.12

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)

Ratios are based on average daily net assets (000’s omitted) of $227, $21, $306,723, $64,750, $6,336 and $10 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain

39	Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or

40	Short-Term Investments Trust

instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the year ended August 31, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

41	Short-Term Investments Trust

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$916,953
Invesco STIC Prime Portfolio	354,758
Invesco Treasury Portfolio	6,130,127
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	274,586
Invesco Tax-Free Cash Reserve Portfolio	311,174

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the year ended August 31, 2020 are shown below:

		Private	Personal	Cash
		Investment	Investment	Management	Reserve	Resource	Corporate
	Fund Level	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	$-	$733	$9	$-	$582	$21	$-
Invesco STIC Prime Portfolio	2,018	887	573	71	287	41	1
Invesco Treasury Portfolio	-	417,235	624,782	18,501	1,713,928	216,249	3,392
Invesco Government & Agency Portfolio	-	456,411	41,926	18,079	1,450,150	42,117	73
Invesco Treasury Obligations Portfolio	-	7,598	1,200	217	161,180	41	63
Invesco Tax-Free Cash Reserve Portfolio	33,144	8,664	5,729	2,215	92,327	1,605	1

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to

42	Short-Term Investments Trust

significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ 93,743,593	$149,731,882	$-
Invesco STIC Prime Portfolio	49,203,977	45,363,263	-
Invesco Tax-Free Cash Reserve Portfolio	248,610,783	242,669,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019

	2020			2019
		Ordinary			Ordinary
	Ordinary	Income-Tax-	Long-Term	Ordinary	Income-Tax-
	Income*	Exempt	Capital Gains	Income*	Exempt
Invesco Liquid Assets Portfolio	$29,970,218	$-	$-	$54,795,839	$-
Invesco STIC Prime Portfolio	5,414,497	-	-	12,099,439	-
Invesco Treasury Portfolio	163,582,316	-	198,121	484,811,474	-
Invesco Government & Agency Portfolio	264,469,100	-	31,696	518,471,634	-
Invesco Treasury Obligations Portfolio	10,091,353	-	-	25,841,669	-
Invesco Tax-Free Cash Reserve Portfolio	-	1,534,657	-	-	2,660,015

*    Includes short-term capital gain distributions, if any.

43	Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation) - Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Liquid Assets Portfolio	$3,354,188	$-	$(3,182,732)	$659,629	$(15,623)	$2,564,796,446	$2,565,611,908
Invesco STIC Prime Portfolio	1,639,256	-	(867,683)	2,566	-	322,403,496	323,177,635
Invesco Treasury Portfolio	2,573,305	-	(1,973,847)	(15,972)	-	22,642,905,919	22,643,489,405
Invesco Government & Agency Portfolio	1,162,580	-	(955,013)	-	(189,476)	31,862,059,097	31,862,077,188
Invesco Treasury Obligations Portfolio	91,628	-	(104,172)	(23,691)	(59,505)	1,450,989,544	1,450,893,804
Invesco Tax-Free Cash Reserve Portfolio	-	200,772	(305,726)	-	(19,092)	200,167,173	200,043,127

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2020, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Liquid Assets Portfolio	$ 15,623	$ 15,623

Invesco Government & Agency Portfolio	189,476	189,476

Invesco Treasury Obligations Portfolio	59,505	59,505

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

		At August 31, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Liquid Assets Portfolio	$ 2,614,636,741	$676,866	$(17,237)	$659,629

Invesco STIC Prime Portfolio	322,207,996	2,599	(33)	2,566

Invesco Treasury Portfolio	23,039,164,271	-	(15,972)	(15,972)

Invesco Treasury Obligations Portfolio	1,495,740,416	-	(23,691)	(23,691)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2020, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest
Invesco Liquid Assets Portfolio	$ 29,559	$(29,559)	$ -
Invesco STIC Prime Portfolio	2,359	(2,359)	-
Invesco Treasury Portfolio	114,461	(153,462)	39,001
Invesco Government & Agency Portfolio	(1,417)	1,417	-
Invesco Treasury Obligations Portfolio	-	-	-
Invesco Tax-Free Cash Reserve Portfolio	-	-	-

44	Short-Term Investments Trust

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	15,429,264,962	$15,436,049,996	11,115,059,561	$11,118,203,826

Private Investment Class	556,769	556,939	286,881	286,945

Cash Management Class	57,447,877	57,471,129	183,906,129	183,953,776

Reserve Class	64,898	64,918	8,652	8,654

Resource Class	601	601	5,100	5,102

Corporate Class	172,360	172,517	396,987	397,046

Issued as reinvestment of dividends:

Institutional Class	6,416,422	6,418,790	10,250,841	10,253,316

Private Investment Class	32,532	32,543	86,006	86,026

Personal Investment Class	-	-	15	15

Cash Management Class	81,549	81,575	175,461	175,508

Reserve Class	1,504	1,504	5,870	5,872

Resource Class	3,570	3,570	20,583	20,589

Corporate Class	2,984	2,984	24,289	24,294

Reacquired:

Institutional Class	(15,321,899,211)	(15,328,325,818)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,765,341)	(1,765,827)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(63,868,033)	(63,888,213)	(180,975,556)	(181,024,536)

Reserve Class	(90,719)	(90,751)	(130,254)	(130,300)

Resource Class	(1,265)	(1,265)	(658,263)	(658,510)

Corporate Class	(463,261)	(463,480)	(2,019,990)	(2,020,536)

Net increase in share activity	105,958,198	$106,321,712	100,340,148	$100,411,184

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 75% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,515,191,563	$1,515,273,645	1,752,564,099	$1,752,564,558

Private Investment Class	46,700	46,700	106,492	106,492

Personal Investment Class	561	561	-	-

Cash Management Class	-	-	32,538	32,538

Reserve Class	281	281	342	342

Resource Class	182	182	-	-

Corporate Class	36	36	-	-

Issued as reinvestment of dividends:

Institutional Class	4,489,681	4,489,681	7,389,194	7,389,194

Private Investment Class	11,032	11,032	25,796	25,796

Personal Investment Class	2,832	2,832	199	199

Cash Management Class	3,278	3,278	9,022	9,022

Reserve Class	1,098	1,098	3,751	3,751

Resource Class	1,140	1,140	2,606	2,606

Corporate Class	215	215	457	457

Reacquired:

Institutional Class	(1,851,039,089)	(1,851,119,477)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(129,157)	(129,168)	(374,081)	(374,082)

Personal Investment Class	(48,590)	(48,594)	(175,789)	(175,789)

Cash Management Class	(99,534)	(99,535)	(220,468)	(220,468)

Reserve Class	(169,247)	(169,262)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(331,739,014)	$(331,737,351)	126,714,555	$126,714,106

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	182,665,163,108	$182,665,163,108	187,978,433,067	$187,978,433,067

Private Investment Class	1,486,970,970	1,486,970,970	1,261,646,363	1,261,646,363

Personal Investment Class	2,422,880,087	2,422,880,087	1,630,224,829	1,630,224,829

Cash Management Class	861,417,932	861,417,932	2,148,188,357	2,148,188,357

Reserve Class	1,819,500,275	1,819,500,275	847,847,187	847,847,187

Resource Class	333,477,473	333,477,473	883,852,393	883,852,393

Corporate Class	6,641,915,581	6,641,915,581	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:

Institutional Class	45,062,613	45,062,613	115,324,756	115,324,756

Private Investment Class	1,524,217	1,524,217	3,080,285	3,080,285

Personal Investment Class	2,137,800	2,137,800	2,964,198	2,964,198

Cash Management Class	3,199,903	3,199,903	8,004,739	8,004,739

Reserve Class	1,117,598	1,117,598	2,800,991	2,800,991

Resource Class	377,525	377,525	2,341,092	2,341,092

Corporate Class	2,642,981	2,642,981	6,377,933	6,377,933

Reacquired:

Institutional Class	(182,211,645,772)	(182,211,645,772)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,571,686,549)	(1,571,686,549)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(2,503,448,761)	(2,503,448,761)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(889,341,613)	(889,341,613)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(1,528,574,340)	(1,528,574,340)	(789,550,639)	(789,550,639)

Resource Class	(330,736,076)	(330,736,076)	(779,027,591)	(779,027,591)

Corporate Class	(5,940,044,504)	(5,940,044,504)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	1,311,910,448	$1,311,910,448	(1,204,142,010)	$(1,204,142,010)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	262,928,153,701	$262,928,153,701	201,304,629,047	$201,304,629,047

Private Investment Class	2,584,479,157	2,584,479,157	2,057,789,705	2,057,789,705

Personal Investment Class	62,737,197	62,737,197	33,910,046	33,910,046

Cash Management Class	657,577,573	657,577,573	970,595,900	970,595,900

Reserve Class	1,172,921,187	1,172,921,187	1,378,739,399	1,378,739,399

Resource Class	1,825,896,962	1,825,896,962	2,554,982,650	2,554,982,650

Corporate Class	820,373,313	820,373,313	573,841,827	573,841,827

Issued as reinvestment of dividends:

Institutional Class	73,415,945	73,415,945	126,914,764	126,914,764

Private Investment Class	3,046,192	3,046,192	4,227,798	4,227,798

Personal Investment Class	89,620	89,620	168,914	168,914

Cash Management Class	2,363,772	2,363,772	5,327,428	5,327,428

Reserve Class	1,290,595	1,290,595	3,618,437	3,618,437

Resource Class	1,403,826	1,403,826	3,149,980	3,149,980

Corporate Class	26,956	26,956	346,829	346,829

Reacquired:

Institutional Class	(262,745,539,103)	(262,745,539,103)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(2,538,024,638)	(2,538,024,638)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(65,288,286)	(65,288,286)	(26,408,192)	(26,408,192)

Cash Management Class	(593,465,577)	(593,465,577)	(944,272,368)	(944,272,368)

Reserve Class	(1,070,559,836)	(1,070,559,836)	(1,294,201,876)	(1,294,201,876)

Resource Class	(1,864,768,437)	(1,864,768,437)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(829,480,994)	(829,480,994)	(680,116,245)	(680,116,245)

Net increase in share activity	426,649,125	$426,649,125	7,749,838,240	$7,749,838,240

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 10% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

48	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	2,007,630,177	$2,007,630,177	902,898,047	$902,898,047

Private Investment Class	17,752,712	17,752,712	17,567,905	17,567,905

Personal Investment Class	12,396,845	12,396,845	1,755,557	1,755,557

Cash Management Class	38,202,008	38,202,008	1,001,917	1,001,917

Reserve Class	108,199,892	108,199,892	120,013,835	120,013,835

Resource Class	2,952,538	2,952,538	2,115,950	2,115,950

Corporate Class	16,000,000	16,000,000	-	-

Issued as reinvestment of dividends:

Institutional Class	1,687,442	1,687,442	2,012,405	2,012,405

Private Investment Class	65,930	65,930	107,684	107,684

Personal Investment Class	282	282	2,574	2,574

Cash Management Class	16,009	16,009	41,719	41,719

Reserve Class	212,244	212,244	513,925	513,925

Resource Class	424	424	1,002	1,002

Corporate Class	11,998	11,998	216	216

Reacquired:

Institutional Class	(1,684,099,423)	(1,684,099,423)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(12,877,560)	(12,877,560)	(14,276,606)	(14,276,606)

Personal Investment Class	(11,767,016)	(11,767,016)	(2,041,284)	(2,041,284)

Cash Management Class	(39,771,691)	(39,771,691)	(2,314,616)	(2,314,616)

Reserve Class	(108,535,845)	(108,535,845)	(99,213,748)	(99,213,748)

Resource Class	(2,936,447)	(2,936,447)	(2,078,666)	(2,078,666)

Corporate Class	(5,580,000)	(5,580,000)	-	-

Net increase (decrease) in share activity	339,560,519	$339,560,519	(212,109,476)	$(212,109,476)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 49% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

49	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	310,891,005	$310,891,005	205,082,518	$205,082,518

Private Investment Class	11,295,911	11,295,911	57,208,640	57,208,640

Personal Investment Class	11,189,176	11,189,176	5,818,771	5,818,771

Cash Management Class	7,389,500	7,389,500	49,844,196	49,844,196

Reserve Class	58,297,928	58,297,928	52,342,069	52,342,069

Resource Class	4,102,971	4,102,971	31,003,313	31,003,313

Corporate Class	10	10	110,000	110,000

Issued as reinvestment of dividends:

Institutional Class	770,263	770,263	919,230	919,230

Private Investment Class	106,524	106,524	281,127	281,127

Personal Investment Class	7,119	7,119	385	385

Cash Management Class	164,121	164,121	309,533	309,533

Reserve Class	50,307	50,307	79,513	79,513

Resource Class	21,121	21,121	51,611	51,611

Corporate Class	75	75	135	135

Reacquired:

Institutional Class	(321,704,515)	(321,704,515)	(172,627,076)	(172,627,076)

Private Investment Class	(21,755,886)	(21,755,886)	(65,060,440)	(65,060,440)

Personal Investment Class	(10,154,592)	(10,154,592)	(3,287,500)	(3,287,500)

Cash Management Class	(29,359,631)	(29,359,631)	(54,739,582)	(54,739,582)

Reserve Class	(51,528,118)	(51,528,118)	(46,570,715)	(46,570,715)

Resource Class	(2,237,435)	(2,237,435)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(32,454,146)	$(32,454,146)	28,218,844	$28,218,844

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

50	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Corporate Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

51	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Corporate Class	(03/01/20)	(08/31/20)[1]	Period[2]	(08/31/20)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,002.70	$1.06	$1,024.08	$1.07	0.21%
Invesco STIC Prime Portfolio	1,000.00	1,001.90	1.01	1,024.13	1.02	0.20
Invesco Treasury Portfolio	1,000.00	1,000.90	1.06	1,024.08	1.07	0.21
Invesco Government & Agency Portfolio	1,000.00	1,001.10	0.91	1,024.23	0.92	0.18
Invesco Treasury Obligations Portfolio	1,000.00	1,001.30	1.06	1,024.08	1.07	0.21
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,002.50	0.91	1,024.23	0.92	0.18

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

52	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

53	Short-Term Investments Trust

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components. The Board noted that each Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it

54	Short-Term Investments Trust

provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

55	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State Income Tax

	Long Term Capital	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Gain Distributions	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*
Invesco Liquid Assets Portfolio	$-	99.19%	0.00%	0.00%	0.13%	0.00%
Invesco STIC Prime Portfolio	-	95.76%	0.00%	0.00%	0.07%	0.00%
Invesco Treasury Portfolio	198,121	99.91%	0.00%	0.00%	62.25%	0.00%
Invesco Government & Agency Portfolio	31,696	100.00%	0.00%	0.00%	24.37%	0.00%
Invesco Treasury Obligations Portfolio	-	100.00%	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$29,559	0.00%
Invesco STIC Prime Portfolio	-	0.00%
Invesco Treasury Portfolio	-	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

56	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			198	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Independent Trustees
Bruce L. Crockett – 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non - profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields – 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine
Cynthia Hostetler –1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo Technologies, Inc. (Technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Independent Trustees–(continued)
Eli Jones – 1961 Trustee	2016	Professor and Dean, Mays Business School -Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management – Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

			198	Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulizer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management TeamOlayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Independent Trustees–(continued)
Ann Barnett Stern – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	198	None
Daniel S. Vandivort –1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None
James D. Vaughn – 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson - 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non-profit organization managing regional electricity market)

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Officers
Sheri Morris – 1964 President, Principal Executive Officer and Treasurer	1999

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk – 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings(Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos – 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Principal Financial and Accounting Officer – Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer – Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc.

Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-6	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds);Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster — 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-7	Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-2

Annual Report to Shareholders	August 31, 2020

Cash Management Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient US economy, solid corporate earnings and a newly accommodative US Federal Reserve (the Fed), which helped propel risk assets higher, particularly equities.

The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

    Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

    Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

    During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal“ and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation“ and that “employment can run at or above real-time estimates of its maximum level without causing concern.”1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

    Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

2 Source: US Treasury Department

3                         Short-Term Investments Trust

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the
Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

                                         We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees

4                             Short-Term Investments Trust

Fund Data

Cash Management Class data as of 8/31/20

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	19 - 49 days	39 days	56 days	$2.9 million
Invesco STIC Prime[1]	7 - 20 days	9 days	10 days	503.8 thousand
Invesco Treasury[2]	14 - 59 days	38 days	103 days	372.0 million
Invesco Government & Agency[2]	7 - 44 days	22 days	112 days	431.5 million
Invesco Treasury Obligations[2]	28 - 59 days	54 days	109 days	340.6 thousand
Invesco Tax-Free Cash Reserve[3]	7 - 15 days	8 days	8 days	5.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

5                             Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

6                             Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/20
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
1 - 7	41.1%	52.9%	37.6%	25.9%	3.6%	0.9%
8 - 30	13.2	30.4	12.4	16.6	26.0	95.6
31 - 60	10.4	16.7	9.9	13.6	21.1	3.3
61 - 90	9.6	0.0	5.1	9.9	15.6	0.2
91 - 180	17.9	0.0	18.4	9.9	20.4	0.0
181+	7.8	0.0	16.6	24.1	13.3	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

7                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-41.89%(a)

Asset-Backed Securities - Fully Supported Bank-14.49%

Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(b)	0.21%	11/24/2020	$30,000	$29,988,100

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	50,000	49,999,028

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.40%	12/01/2020	25,000	25,011,673

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.39%	01/05/2021	16,500	16,508,425

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	5,000	5,002,096

Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	30,000	29,992,708

Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,992,350

LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	40,000	39,950,600

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	30,000	29,998,320

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.27%	11/03/2020	25,759	25,750,345

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.31%	09/02/2020	21,000	20,999,849

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	55,000	54,984,774

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	18,750	18,736,308

				371,914,576

Diversified Banks-10.72%

Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	10,000	10,001,179

Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	20,000	20,006,229

Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,995,487

Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	30,000	29,978,492

HSBC Bank PLC (3 mo. USD LIBOR + 0.20%) (United Kingdom)(b)(c)(d)	0.76%	11/02/2020	20,000	20,007,281

Natixis S.A.(b)	0.35%	11/30/2020	5,000	4,997,915

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.21%	02/16/2021	50,000	49,963,618

NRW Bank (Germany)(b)(c)	0.11%	09/04/2020	50,000	49,999,472

Royal Bank of Canada (SOFR + 0.40%) (Canada)(b)(c)(d)	0.49%	10/07/2020	35,000	35,012,225

Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.43%	06/11/2021	15,000	15,012,191

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	5,000	5,000,298

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,003,086

				274,977,473

Diversified Capital Markets-2.92%

Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	0.17%	10/19/2020	50,000	49,981,285

UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,973,742

				74,955,027

Other Diversified Financial Services-2.92%

Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000

Erste Abwicklungsanstalt (Germany)(b)(c)	0.00%	03/01/2021	50,000	49,962,589

				74,962,589

Regional Banks-7.41%

Banque et Caisse d’Epargne de l’Etat (Luxembourg)(b)	1.45%	09/10/2020	25,000	24,999,549

BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.30%) (United Kingdom)(b)(c)(d)	0.46%	09/11/2020	25,000	25,002,485

BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.27%) (United Kingdom)(b)(c)(d)	0.44%	10/27/2020	40,000	40,016,979

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	50,000	49,999,683

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%) (Sweden)(b)(c)(d)	0.41%	12/30/2020	50,000	50,022,297

				190,040,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Specialized Finance-3.43%

FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	$50,000	$49,980,312

FMS Wertmanagement (Germany)(b)(c)	0.20%	03/04/2021	25,000	24,976,618

Pacific Life Short Term Funding LLC(c)	0.22%	10/16/2020	13,000	12,997,409

				87,954,339

Total Commercial Paper (Cost $1,074,442,925)				1,074,804,997

Certificates of Deposit-16.96%

Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(b)(d)	0.46%	09/09/2020	15,000	15,000,743

Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(b)(d)	0.38%	11/13/2020	20,000	20,007,396

Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(b)(d)	0.45%	09/18/2020	20,000	20,002,088

Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(b)(d)	0.34%	01/22/2021	15,000	15,010,086

KBC Bank N.V.(b)	0.10%	09/03/2020	50,000	50,000,025

Natixis S.A. (3 mo. USD LIBOR + 0.11%)(b)(d)	0.41%	10/02/2020	35,000	35,005,684

Rabobank Nederland (Netherlands)(b)	0.08%	09/01/2020	120,000	120,000,000

Sumitomo Mitsui Trust Bank Ltd.(b)	0.10%	09/03/2020	50,000	50,000,004

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(d)	0.36%	11/24/2020	20,000	20,007,144

Toronto-Dominion Bank (The) (SOFR + 0.42%)(b)(d)	0.51%	09/30/2020	25,000	25,007,497

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(b)(d)	0.43%	06/10/2021	15,000	15,007,518

Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(b)(d)	0.40%	07/08/2021	50,000	50,048,806

Total Certificates of Deposit (Cost $435,000,000)				435,096,991

U.S. Dollar Denominated Bonds & Notes-6.08%

Diversified Banks-3.96%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d)	1.24%	06/01/2021	33,400	33,637,550

Bank of Nova Scotia (The) (Canada)(b)	2.50%	01/08/2021	10,103	10,184,337

HSBC Bank PLC (United Kingdom)(b)(c)	4.75%	01/19/2021	47,285	48,085,599

U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,561,469

				101,468,955

Diversified Capital Markets-1.18%

UBS AG (Switzerland)(b)(c)	2.45%	12/01/2020	30,260	30,372,098

Technology Hardware, Storage & Peripherals-0.94%

Apple, Inc.	2.25%	02/23/2021	23,971	24,162,301

Total U.S. Dollar Denominated Bonds & Notes (Cost $155,802,618)				156,003,354

Variable Rate Demand Notes-2.68%(e)

Credit Enhanced-2.68%

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	9,300	9,299,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	2,600	2,600,000

Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.05%	11/01/2035	18,225	18,225,000

New York (State of) Housing Finance Agency (160 Madison); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	11/01/2046	3,400	3,400,000

New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	05/01/2041	2,400	2,400,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.08%	11/01/2035	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced-(continued)
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	$30,000	$30,000,000

Total Variable Rate Demand Notes (Cost $68,824,999)				68,824,999

U.S. Treasury Securities-1.95%

U.S. Treasury Bills-1.95%(a)
U.S. Treasury Bills (Cost $49,993,875)	0.09%	10/20/2020	50,000	49,993,705

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.56% (Cost $1,784,064,417)				1,784,724,046

			Repurchase
			Amount

Repurchase Agreements-32.38%(g)

BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(b)	0.20%	09/01/2020	30,000,167	30,000,000

BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% - 6.69%; 10/22/2021 - 06/20/2070)(b)	0.23%	09/01/2020	15,000,096	15,000,000

BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(b)(h)	0.30%	09/03/2020	10,000,583	10,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(b)	0.20%	09/01/2020	35,000,194	35,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(b)(h)	0.24%	09/23/2020	35,007,000	35,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(b)(h)	0.22%	09/03/2020	5,000,214	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(b)(h)	0.20%	09/03/2020	15,000,583	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(b)	0.20%	09/01/2020	15,000,083	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(b)	0.25%	09/01/2020	10,000,069	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	$195,572,813	$195,572,324

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	65,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(b)(i)	0.23%	-	-	35,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(b)	0.23%	09/01/2020	30,000,191	30,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	240,000,600	240,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(b)(i)	0.26%	-	-	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 - 09/30/2049)(b)(i)	0.19%	-	-	55,000,000

Total Repurchase Agreements (Cost $830,572,324)				830,572,324

TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.94% (Cost $2,614,636,741)				2,615,296,370

OTHER ASSETS LESS LIABILITIES-(1.94)%				(49,684,462)

NET ASSETS-100.00%				$2,565,611,908

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Netherlands: 10.8%; Canada: 10.5%; Germany: 7.8%; Japan: 7.6%; United Kingdom: 6.0%; other countries less than 5% each: 21.5%.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $1,136,214,679, which represented 44.29% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-22.90%(a)
Asset-Backed Securities - Fully Supported Bank-13.62%
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/16/2020	$10,000	$9,999,751

LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/14/2020	5,000	4,999,728

Nieuw Amsterdam Receivables Corp. (Multi - CEP’s)(b)(c)	0.15%	09/17/2020	10,000	9,999,310

Regency Markets No. 1 LLC (CEP - HSBC Bank PLC)(b)(c)	0.15%	09/08/2020	10,000	9,999,698

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	09/04/2020	9,000	8,999,876

				43,998,363

Diversified Banks-9.28%
BNG Bank N.V. (Netherlands)(b)(c)	0.15%	09/14/2020	10,000	9,999,728

Dexia Credit Local S.A. (France)(b)(c)	0.15%	10/20/2020	10,000	9,998,445

NRW Bank (Germany)(b)(c)	0.17%	10/13/2020	10,000	9,998,399

				29,996,572

Total Commercial Paper (Cost $73,993,356)				73,994,935

Variable Rate Demand Notes-11.33%(d)
Credit Enhanced-11.33%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.12%	10/01/2039	9,300	9,300,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	3,160	3,160,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	2,100	2,100,000

San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	2,975	2,975,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	6,000	6,000,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.16%	01/01/2033	5,300	5,300,000

Total Variable Rate Demand Notes (Cost $36,635,000)				36,635,000

Certificates of Deposit-10.12%
Industrial & Commercial Bank of China Ltd.(c)	0.24%	10/09/2020	12,000	12,000,429

Oversea Chinese Banking Corp. Ltd.(c)	0.26%	09/16/2020	3,700	3,700,220

Rabobank Nederland (Netherlands)(c)	0.08%	09/01/2020	5,000	5,000,000

Skandinaviska Enskilda Banken AB(c)	0.24%	10/01/2020	12,000	12,001,291

Total Certificates of Deposit (Cost $32,700,953)				32,701,940

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.35% (Cost $143,329,309)				143,331,875

			Repurchase
			Amount

Repurchase Agreements-55.35%(g)

BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domesticand foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(c)	0.20%	09/01/2020	5,000,027	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	$5,000,292	$5,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(c)	0.20%	09/01/2020	5,000,028	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	5,000,194	5,000,000

Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2020, maturing value of $10,000,000 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $10,498,122; 0.00% - 10.23%; 09/17/2020 - 09/15/2072)(c)(i)	0.41%	10/05/2020	10,000,000	10,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(c)	0.25%	09/01/2020	5,000,035	5,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	28,878,759	28,878,687

J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,753,628; 0.00% - 8.38%; 11/01/2024 - 07/30/2076)(j)	0.28%	-	-	15,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% - 2.88%; 10/17/2024 - 10/17/2029)(c)(j)	0.21%	-	-	10,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(j)	0.23%	-	-	15,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(c)	0.23%	09/01/2020	10,000,064	10,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(c)(j)	0.26%	-	-	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000

Total Repurchase Agreements (Cost $178,878,687)				178,878,687

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.70% (Cost $322,207,996)				322,210,562

OTHER ASSETS LESS LIABILITIES-0.30%				967,073

NET ASSETS-100.00%				$323,177,635

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $87,094,935, which represented 26.95% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 10.2%; Netherlands: 9.3%; Switzerland: 7.7%; France: 7.4%; Canada: 6.2%; China: 5.3%; other countries less than 5% each: 14.1%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-59.83%

U.S. Treasury Bills-35.54%(a)

U.S. Treasury Bills	0.13%-1.02%	09/03/2020	$650,000	$649,985,306

U.S. Treasury Bills	0.14%	09/08/2020	250,000	249,993,194

U.S. Treasury Bills	0.15%-1.77%	09/10/2020	450,000	449,923,875

U.S. Treasury Bills	0.09%-0.14%	09/17/2020	600,000	599,970,000

U.S. Treasury Bills	0.17%	09/22/2020	250,000	249,975,208

U.S. Treasury Bills	0.14%	09/29/2020	250,000	249,973,750

U.S. Treasury Bills	0.19%	10/08/2020	250,000	249,952,465

U.S. Treasury Bills	0.15%	10/13/2020	200,000	199,965,000

U.S. Treasury Bills	0.18%	10/15/2020	250,000	249,945,000

U.S. Treasury Bills	0.09%-0.16%	10/20/2020	550,000	549,910,507

U.S. Treasury Bills	0.16%	10/29/2020	250,000	249,937,570

U.S. Treasury Bills	0.12%-0.18%	11/10/2020	350,000	349,889,167

U.S. Treasury Bills	0.19%	11/17/2020	250,000	249,898,403

U.S. Treasury Bills	0.19%	11/24/2020	250,000	249,892,083

U.S. Treasury Bills	0.10%-0.11%	11/27/2020	300,000	299,925,083

U.S. Treasury Bills	0.17%	12/03/2020	200,000	199,912,167

U.S. Treasury Bills	0.16%	12/08/2020	250,000	249,894,514

U.S. Treasury Bills	0.19%	12/10/2020	250,000	249,871,528

U.S. Treasury Bills	0.16%	12/15/2020	350,000	349,873,854

U.S. Treasury Bills	0.15%	12/22/2020	150,000	149,932,333

U.S. Treasury Bills	0.11%-0.18%	12/24/2020	400,000	399,819,500

U.S. Treasury Bills	0.17%	12/31/2020	200,000	199,889,083

U.S. Treasury Bills	0.00%	02/02/2021	200,000	199,905,889

U.S. Treasury Bills	0.12%-0.26%	02/25/2021	400,000	399,631,250

U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,476,111

U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,798,749

				8,047,141,589

U.S. Treasury Notes-24.29%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	781,000	780,884,897

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	638,500	638,393,038

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	500,000	499,984,043

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	450,000	450,408,650

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	500,000	499,763,324

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	544,000	544,467,361

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	400,000	400,010,889

U.S. Treasury Notes	1.38%	09/30/2020	163,000	163,044,631

U.S. Treasury Notes	2.75%	09/30/2020	200,000	200,206,633

U.S. Treasury Notes	1.63%	10/15/2020	150,000	150,108,373

U.S. Treasury Notes	1.88%	12/15/2020	155,000	155,432,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	2.38%	12/31/2020	$100,000	$100,271,557

U.S. Treasury Notes	2.50%	12/31/2020	15,000	15,103,869

U.S. Treasury Notes	2.00%	01/15/2021	185,000	185,712,060

U.S. Treasury Notes	2.13%	01/31/2021	254,000	255,858,954

U.S. Treasury Notes	3.63%	02/15/2021	255,000	258,796,530

U.S. Treasury Notes	2.00%	02/28/2021	25,000	25,202,199

U.S. Treasury Notes	2.25%	03/31/2021	175,000	176,878,541

				5,500,527,984

Total U.S. Treasury Securities (Cost $13,547,669,573)				13,547,669,573

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-59.83% (Cost $13,547,669,573)				13,547,669,573

			Repurchase
			Amount

Repurchase Agreements-41.92%(c)

ABN AMRO Bank N.V., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,096; 0.13% - 5.50%; 12/31/2021 - 11/15/2044)	0.07%	09/01/2020	400,000,778	400,000,000

Bank of Nova Scotia, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,006; 0.00% - 8.00%; 09/01/2020 - 05/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000

BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	747,966,219	747,964,765

BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(d)	0.11%	09/04/2020	300,027,500	300,000,000

Citigroup Global Markets, Inc., term agreement dated 08/25/2020, maturing value of $300,004,083 (collateralized by U.S. Treasury obligations valued at $306,000,000; 0.00%; 02/15/2032 - 02/15/2045)(d)	0.07%	09/01/2020	300,004,083	300,000,000

DNB Bank ASA, agreement dated 08/31/2020, maturing value of $750,001,458 (collateralized by U.S. Treasury obligations valued at $765,000,002; 0.13% - 2.88%; 01/15/2021 - 08/15/2028)	0.07%	09/01/2020	750,001,458	750,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2020, maturing value of $100,000,250 (collateralized by a U.S. Treasury obligation valued at $102,000,043; 2.13%; 05/15/2022)	0.09%	09/01/2020	100,000,250	100,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000

Goldman Sachs & Co., agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.00% - 3.13%; 09/30/2020 - 08/15/2049)	0.07%	09/01/2020	250,000,486	250,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	100,012,839	100,012,589

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,591	250,000,966

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(e)	0.07%	-	-	630,000,000

Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	300,138,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	$300,147,000	$300,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(d)	0.09%	09/03/2020	100,002,156	100,000,406

Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2020, maturing value of $850,001,653 (collateralized by U.S. Treasury obligations valued at $867,000,078; 0.13% - 4.63%; 09/30/2021 - 11/15/2049)	0.07%	09/01/2020	850,001,653	850,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(d)	0.09%	09/03/2020	315,380,519	315,375,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/27/2020, maturing value of $100,001,556 (collateralized by a U.S. Treasury obligation valued at $102,001,065; 2.63%; 02/15/2029)(d)	0.08%	09/03/2020	100,001,555	100,000,000

Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $282,688,285 (collateralized by U.S. Treasury obligations valued at $289,170,000; 0.00%; 11/15/2027 - 08/15/2037)	0.10%	09/01/2020	282,688,285	282,687,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $365,438,515 (collateralized by U.S. Treasury obligations valued at $376,135,000; 0.00%; 08/15/2033 - 02/15/2045)	0.10%	09/01/2020	365,438,515	365,437,500

RBC Dominion Securities Inc., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,002; 0.13% - 3.75%; 04/15/2022 - 08/15/2050)	0.07%	09/01/2020	400,000,778	400,000,000

Royal Bank of Canada, agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,098; 1.75% - 3.88%; 04/30/2022 - 02/15/2046)	0.07%	09/01/2020	250,000,486	250,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(e)	0.07%	-	-	1,000,000,000

Sumitomo Mitsui Banking Corp., agreement dated 08/31/2020, maturing value of $300,000,583 (collateralized by U.S. Treasury obligations valued at $306,000,054; 0.00% - 2.63%; 10/08/2020 - 02/28/2023)	0.07%	09/01/2020	300,000,583	300,000,000

Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,022; 2.38% - 3.38%; 05/15/2028 - 11/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000

Total Repurchase Agreements (Cost $9,491,478,726)				9,491,478,726

TOTAL INVESTMENTS IN SECURITIES(f) -101.75% (Cost $23,039,148,299)				23,039,148,299

OTHER ASSETS LESS LIABILITIES-(1.75)%				(395,658,894)

NET ASSETS-100.00%				$22,643,489,405

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities-40.74%

Federal Farm Credit Bank (FFCB)-4.07%

Federal Farm Credit Bank	0.25%	09/01/2020	$68,000	$68,000,000

Federal Farm Credit Bank	0.25%	09/21/2020	200,000	199,972,222

Federal Farm Credit Bank	0.50%	10/20/2020	35,000	34,976,181

Federal Farm Credit Bank	0.15%	11/16/2020	25,000	24,992,083

Federal Farm Credit Bank	0.17%	11/27/2020	150,000	149,938,375

Federal Farm Credit Bank	0.40%	01/19/2021	15,000	14,976,667

Federal Farm Credit Bank	0.44%	03/24/2021	150,000	149,626,000

Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	05/07/2021	23,000	23,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(a)	0.25%	05/07/2021	55,000	55,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.17%	06/10/2021	14,000	14,000,000

Federal Farm Credit Bank (SOFR + 0.28%)(a)	0.37%	10/01/2021	365,000	365,000,000

Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	02/22/2022	16,555	16,555,000

Federal Farm Credit Bank (SOFR + 0.19%)(a)	0.28%	07/14/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	0.24%	07/28/2022	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.16%	08/11/2022	108,000	108,000,000

				1,297,036,528

Federal Home Loan Bank (FHLB)-29.01%

Federal Home Loan Bank	0.20%	09/09/2020	4,659	4,658,793

Federal Home Loan Bank	0.16%	09/18/2020	150,000	149,979,458

Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	09/22/2020	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	09/28/2020	621,500	621,500,000

Federal Home Loan Bank	2.63%	10/01/2020	15,000	15,027,699

Federal Home Loan Bank	0.32%	10/02/2020	25,000	24,993,111

Federal Home Loan Bank	0.30%	10/05/2020	300,000	299,915,000

Federal Home Loan Bank	0.29%-0.30%	10/09/2020	350,000	349,891,278

Federal Home Loan Bank	0.30%	10/15/2020	39,000	38,985,700

Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/16/2020	20,000	20,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	10/19/2020	10,000	10,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/20/2020	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	10/22/2020	115,000	115,000,000

Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	10/23/2020	290,000	290,000,000

Federal Home Loan Bank	0.30%	10/26/2020	250,000	249,885,417

Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	11/06/2020	240,000	240,000,000

Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	11/06/2020	90,000	89,999,180

Federal Home Loan Bank	0.52%	11/09/2020	100,000	99,900,333

Federal Home Loan Bank	0.16%	11/12/2020	100,000	99,968,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	11/13/2020	265,000	265,000,000

Federal Home Loan Bank	0.26%	11/13/2020	50,000	49,983,778

Federal Home Loan Bank	0.30%	11/16/2020	88,000	87,944,267

Federal Home Loan Bank	0.30%	11/17/2020	160,000	159,897,333

Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	11/25/2020	645,000	645,000,000

Federal Home Loan Bank	0.34%	11/25/2020	304,329	304,084,691

Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	12/04/2020	250,000	250,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	12/15/2020	185,000	185,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	12/24/2020	85,000	85,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-(continued)

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/22/2021	$109,000	$109,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/28/2021	173,000	173,000,000

Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,598,775

Federal Home Loan Bank	1.38%	02/18/2021	10,410	10,452,989

Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	02/19/2021	145,000	145,000,000

Federal Home Loan Bank (SOFR + 0.04%)(a)	0.13%	02/25/2021	46,000	46,000,000

Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	02/26/2021	198,000	198,000,000

Federal Home Loan Bank	0.45%	03/08/2021	290,000	289,318,500

Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	03/11/2021	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	03/12/2021	345,000	345,000,000

Federal Home Loan Bank	0.30%	03/17/2021	100,000	99,835,833

Federal Home Loan Bank (SOFR + 0.11%)(a)	0.20%	03/25/2021	40,000	40,000,000

Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,505,652

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/09/2021	15,000	15,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/13/2021	77,000	77,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/14/2021	550,000	550,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/19/2021	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	04/21/2021	75,000	75,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	06/24/2021	240,000	240,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	07/09/2021	190,000	190,000,000

Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	07/23/2021	321,000	321,000,000

Federal Home Loan Bank (SOFR + 0.06%)(a)	0.15%	08/24/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.17%)(a)	0.26%	11/12/2021	127,000	127,000,000

Federal Home Loan Bank (SOFR + 0.15%)(a)	0.24%	11/15/2021	355,000	355,000,000

Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	08/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	08/19/2022	315,000	315,000,000

				9,243,325,787

Federal Home Loan Mortgage Corp. (FHLMC)-2.62%

Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	09/08/2020	24,100	24,100,023

Federal Home Loan Mortgage Corp.	1.88%	11/17/2020	4,215	4,227,482

Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	0.13%	12/14/2020	150,000	150,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	02/19/2021	55,000	55,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(a)	0.39%	06/30/2021	45,000	45,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(a)	0.41%	09/30/2021	412,000	412,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(a)	0.40%	01/03/2022	145,000	145,000,000

				835,327,505

Federal National Mortgage Association (FNMA)-3.84%

Federal National Mortgage Association	0.25%	09/23/2020	120,000	119,981,740

Federal National Mortgage Association	2.88%	10/30/2020	12,500	12,548,550

Federal National Mortgage Association (SOFR + 0.04%)(a)	0.13%	01/29/2021	25,000	24,979,009

Federal National Mortgage Association (SOFR + 0.25%)(a)	0.34%	03/24/2021	185,000	185,000,000

Federal National Mortgage Association (SOFR + 0.21%)(a)	0.30%	07/01/2021	150,000	150,000,000

Federal National Mortgage Association (SOFR + 0.23%)(a)	0.32%	07/06/2021	156,000	156,000,000

Federal National Mortgage Association (SOFR + 0.28%)(a)	0.37%	07/06/2021	225,000	225,000,000

Federal National Mortgage Association (SOFR + 0.30%)(a)	0.39%	01/07/2022	350,000	350,000,000

				1,223,509,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-1.20%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2020	$116,000	$116,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	06/15/2025	24,000	24,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	07/15/2025	26,111	26,111,112

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2025	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	10,000	10,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	8,000	8,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	4,600	4,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	02/15/2028	16,667	16,666,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	11/15/2028	75,000	75,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	05/15/2030	8,541	8,541,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	10/15/2030	8,000	8,000,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.16%	07/09/2026	30,600	30,600,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	03/15/2030	43,875	43,875,000

				381,393,779

Total U.S. Government Sponsored Agency Securities (Cost $12,980,592,898)				12,980,592,898

U.S. Treasury Securities-24.86%

U.S. Treasury Bills-17.19%(c)
U.S. Treasury Bills	0.12%-0.14%	09/08/2020	700,000	699,981,722

U.S. Treasury Bills	0.20%	09/10/2020	200,000	199,989,900

U.S. Treasury Bills	0.14%	09/17/2020	100,000	99,993,778

U.S. Treasury Bills	0.14%	09/29/2020	150,000	149,984,250

U.S. Treasury Bills	0.17%	10/01/2020	135,000	134,981,437

U.S. Treasury Bills	0.14%	10/06/2020	200,000	199,972,778

U.S. Treasury Bills	0.16%-0.19%	10/08/2020	250,000	249,955,035

U.S. Treasury Bills	0.15%	10/13/2020	670,000	669,884,850

U.S. Treasury Bills	0.18%	10/15/2020	100,000	99,978,000

U.S. Treasury Bills	0.15%	10/27/2020	300,000	299,930,000

U.S. Treasury Bills	0.15%	10/29/2020	800,000	799,806,667

U.S. Treasury Bills	0.17%	11/03/2020	100,000	99,970,250

U.S. Treasury Bills	0.15%	11/05/2020	375,000	374,898,438

U.S. Treasury Bills	0.18%	11/10/2020	250,000	249,912,500

U.S. Treasury Bills	0.15%	11/12/2020	100,000	99,971,000

U.S. Treasury Bills	0.10%	12/03/2020	150,000	149,961,249

U.S. Treasury Bills	0.18%-0.19%	12/10/2020	250,000	249,872,222

U.S. Treasury Bills	1.47%	12/31/2020	100,000	99,511,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills(c)-(continued)
U.S. Treasury Bills	0.17%	01/07/2021	$300,000	$299,823,999

U.S. Treasury Bills	0.18%	02/25/2021	150,000	149,867,250

U.S. Treasury Bills	0.17%	04/22/2021	100,000	99,893,208

				5,478,140,332

U.S. Treasury Notes-7.67%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(a)	0.22%	01/31/2021	445,000	444,928,230

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	0.24%	04/30/2021	720,000	719,899,522

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(a)	0.33%	07/31/2021	170,000	170,109,131

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(a)	0.41%	10/31/2021	550,000	550,669,433

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	0.26%	01/31/2022	25,000	24,994,371

U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,995,609

U.S. Treasury Notes	2.75%	09/30/2020	190,000	190,170,394

U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,019,624

U.S. Treasury Notes	2.50%	12/31/2020	25,000	25,173,115

U.S. Treasury Notes	2.13%	01/31/2021	25,000	25,182,968

U.S. Treasury Notes	3.63%	02/15/2021	25,000	25,371,676

U.S. Treasury Notes	2.00%	02/28/2021	34,000	34,274,991

U.S. Treasury Notes	2.50%	02/28/2021	37,000	37,389,483

				2,443,178,547

Total U.S. Treasury Securities (Cost $7,921,318,879)				7,921,318,879

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.60% (Cost $20,901,911,777)				20,901,911,777

			Repurchase
			Amount

Repurchase Agreements-34.50%(d)

ABN AMRO Bank N.V., joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities and and U.S. Treasury obligations valued at $510,000,010; 2.00% - 5.65%; 01/01/2021 - 08/20/2050)	0.09%	09/01/2020	142,806,355	142,805,998

BNP Paribas Securities Corp., agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by U.S. Treasury obligations, a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $510,000,000; 0.00% - 7.00%; 09/08/2020 - 10/20/2067)	0.09%	09/01/2020	500,001,250	500,000,000

BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	547,107,491	547,106,427

BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(e)	0.11%	09/04/2020	450,041,250	450,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $2,355,215,875 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,402,100,000; 0.00% - 7.63%; 09/10/2020 - 10/20/2067)(e)	0.11%	09/04/2020	1,640,150,333	1,640,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Citigroup Global Markets, Inc., agreement dated 08/31/2020, maturing value of $650,001,264 (collateralized by U.S. Treasury obligations valued at $663,000,000; 0.00%; 11/15/2020 - 08/15/2050)	0.07%	09/01/2020	$650,001,264	$650,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	200,009,092	200,008,592

ING Financial Markets, LLC, joint term agreement dated 07/23/2020, aggregate maturing value of $150,041,875 (collateralized by domestic agency mortgage-backed securities valued at $153,000,002; 2.50% - 4.50%; 04/01/2038 - 01/01/2057)	0.15%	09/28/2020	87,024,288	87,000,000

ING Financial Markets, LLC, joint term agreement dated 08/20/2020, aggregate maturing value of $300,026,667 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00% - 5.00%; 09/01/2042 - 06/01/2056)	0.10%	09/21/2020	205,018,222	205,000,000

ING Financial Markets, LLC, term agreement dated 08/05/2020, maturing value of $250,025,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 2.50% - 4.50%; 08/01/2040 - 01/01/2057)(e)	0.12%	09/04/2020	250,025,000	250,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	228,564,957	228,564,386

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,355	250,000,730

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(f)	0.07%	-	-	150,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $510,000,087; 0.00% - 7.50%; 12/03/2020 - 09/01/2050)(f)	0.08%	-	-	350,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $295,800,007; 0.00% - 8.13%; 08/15/2021 - 09/01/2057)(f)	0.12%	-	-	240,000,000

J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $408,000,043; 0.61% - 8.50%; 12/01/2020 - 02/16/2058)(f)	0.09%	-	-	275,000,000

J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 0.00% - 6.00%; 09/01/2026 - 06/01/2050)(f)	0.80%	-	-	250,000,000

Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	140,064,400	140,000,000

Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	130,063,700	130,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(e)	0.09%	09/03/2020	170,006,094	170,003,119

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 0.44% - 0.88%; 10/25/2035 - 04/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(e)	0.09%	09/03/2020	$452,045,411	$452,037,500

Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $592,485,396 (collateralized by U.S. Treasury obligations valued at $609,319,750; 0.00%; 02/15/2026 - 11/15/2043)	0.10%	09/01/2020	592,485,396	592,483,750

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $42,500,118 (collateralized by a U.S. Treasury obligation valued at $43,521,000; 0.00%; 08/15/2033)	0.10%	09/01/2020	42,500,118	42,500,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2020, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and a foreign corporate obligation valued at $1,275,000,249; 0.00% - 8.00%; 09/01/2020 - 08/20/2065)(a)(e)	0.14%	11/02/2020	920,000,000	920,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	534,963,985	534,962,648

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(f)	0.07%	-	-	320,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	173,100,767	173,100,334

Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50% - 3.00%; 12/20/2049 - 01/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000

Total Repurchase Agreements (Cost $10,990,573,484)				10,990,573,484

TOTAL INVESTMENTS IN SECURITIES(g) -100.10% (Cost $31,892,485,261)				31,892,485,261

OTHER ASSETS LESS LIABILITIES-(0.10)%				(30,408,073)

NET ASSETS-100.00%				$31,862,077,188

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-103.09%

U.S. Treasury Bills-88.36%(a)

U.S. Treasury Bills	0.09%-0.14%	09/01/2020	$61,500	$61,500,000

U.S. Treasury Bills	0.09%-1.02%	09/03/2020	36,717	36,716,511

U.S. Treasury Bills	0.08%-0.14%	09/08/2020	80,100	80,098,539

U.S. Treasury Bills	0.15%-1.78%	09/10/2020	35,000	34,996,031

U.S. Treasury Bills	0.09%-0.11%	09/15/2020	60,000	59,997,822

U.S. Treasury Bills	0.14%-0.18%	09/17/2020	60,000	59,995,411

U.S. Treasury Bills	0.08%-0.19%	09/22/2020	67,200	67,195,449

U.S. Treasury Bills	0.16%	09/24/2020	20,000	19,998,019

U.S. Treasury Bills	0.10%-0.14%	09/29/2020	40,000	39,996,889

U.S. Treasury Bills	0.10%-0.17%	10/01/2020	53,980	53,973,710

U.S. Treasury Bills	0.15%-1.63%	10/08/2020	57,000	56,983,304

U.S. Treasury Bills	0.10%	10/13/2020	4,900	4,899,428

U.S. Treasury Bills	0.14%-0.18%	10/15/2020	45,000	44,991,713

U.S. Treasury Bills	0.09%	10/20/2020	35,000	34,995,713

U.S. Treasury Bills	0.12%-0.15%	10/22/2020	30,000	29,994,546

U.S. Treasury Bills	0.15%	10/27/2020	20,000	19,995,333

U.S. Treasury Bills	0.11%-0.16%	10/29/2020	60,000	59,987,554

U.S. Treasury Bills	0.17%	11/03/2020	5,000	4,998,513

U.S. Treasury Bills	0.10%-0.15%	11/05/2020	60,000	59,987,361

U.S. Treasury Bills	0.12%-0.18%	11/10/2020	25,000	24,992,417

U.S. Treasury Bills	0.11%-0.16%	11/12/2020	46,000	45,988,940

U.S. Treasury Bills	0.19%	11/17/2020	5,000	4,997,968

U.S. Treasury Bills	0.11%	11/19/2020	30,000	29,993,088

U.S. Treasury Bills	0.19%	11/24/2020	10,000	9,995,683

U.S. Treasury Bills	0.10%-0.16%	11/27/2020	32,000	31,990,648

U.S. Treasury Bills	0.11%	12/01/2020	15,000	14,995,829

U.S. Treasury Bills	0.17%	12/03/2020	40,000	39,986,777

U.S. Treasury Bills	0.16%	12/08/2020	15,000	14,993,671

U.S. Treasury Bills	0.18%-0.19%	12/10/2020	20,000	19,989,826

U.S. Treasury Bills	0.16%	12/15/2020	20,000	19,992,563

U.S. Treasury Bills	0.19%	12/17/2020	10,000	9,994,501

U.S. Treasury Bills	0.15%	12/22/2020	7,000	6,996,842

U.S. Treasury Bills	0.11%-0.18%	12/24/2020	40,000	39,982,979

U.S. Treasury Bills	0.17%	12/31/2020	10,000	9,994,454

U.S. Treasury Bills	0.17%	01/07/2021	10,000	9,994,133

U.S. Treasury Bills	0.15%	01/14/2021	13,000	12,992,931

U.S. Treasury Bills	0.13%	01/21/2021	5,000	4,997,436

U.S. Treasury Bills	0.13%-1.44%	01/28/2021	26,000	25,953,326

U.S. Treasury Bills	0.12%	02/11/2021	10,000	9,994,567

U.S. Treasury Bills	0.12%	02/18/2021	8,000	7,995,467

U.S. Treasury Bills	0.12%-0.18%	02/25/2021	27,000	26,982,595

U.S. Treasury Bills	0.00%	03/04/2021	10,000	9,994,186

U.S. Treasury Bills	0.14%	04/22/2021	5,000	4,995,470

U.S. Treasury Bills	0.18%	05/20/2021	5,000	4,993,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills(a)-(continued)

U.S. Treasury Bills	0.16%	07/15/2021	$ 7,000	$6,990,446

				1,282,071,955

U.S. Treasury Notes-14.73%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	17,000	16,996,155

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	7,000	6,999,931

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	15,000	14,996,429

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	36,500	36,520,468

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	30,000	29,971,602

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	55,000	55,026,658

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	12,000	12,000,271

U.S. Treasury Notes	2.00%	09/30/2020	15,000	15,004,363

U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,002,685

U.S. Treasury Notes	2.00%	01/15/2021	3,000	3,018,863

U.S. Treasury Notes	2.25%	03/31/2021	10,000	10,107,345

				213,644,770

TOTAL INVESTMENTS IN SECURITIES-103.09% (Cost $1,495,716,725)				1,495,716,725

OTHER ASSETS LESS LIABILITIES-(3.09)%				(44,822,921)

NET ASSETS-100.00%				$1,450,893,804

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-99.85%

Alabama-4.40%

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.12%	07/01/2040	$8,805	$8,805,000

Arizona-2.81%

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,945	2,945,000

				5,630,000

California-1.30%

California (State of) Educational Facilities Authority; Series 2020, Commercial Paper Notes	0.11%	10/01/2020	2,600	2,600,000

Colorado-0.60%

Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	02/01/2031	1,190	1,190,000

Delaware-2.03%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	09/01/2036	2,780	2,780,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.10%	05/01/2036	1,280	1,280,000

				4,060,000

District of Columbia-3.38%

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	08/15/2038	245	245,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.07%	10/01/2039	6,525	6,525,000

				6,770,000

Florida-5.16%

Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.09%	06/01/2048	910	910,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.16%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.09%	07/01/2032	2,400	2,400,000

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.07%	07/01/2037	4,280	4,280,000

				10,315,000

Georgia-4.20%

Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.08%	11/01/2030	2,590	2,590,000

Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	01/01/2030	2,420	2,420,000

Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	0.14%	01/01/2036	3,000	3,000,000

Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	09/01/2020	400	400,000

				8,410,000

Illinois-4.49%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.07%	12/01/2046	5,755	5,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	01/01/2037	$2,230	$2,230,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.08%	10/01/2033	1,000	1,000,000

				8,985,000

Indiana-8.69%

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.14%	08/01/2037	5,750	5,750,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.18%	06/01/2035	8,000	8,000,000

Purdue University; Series 2011 A, VRD COP(b)	0.06%	07/01/2035	3,635	3,635,000

				17,385,000

Louisiana-1.75%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.08%	07/01/2047	3,505	3,505,000

Maryland-4.71%

Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020 B, Commercial Paper Notes	0.22%	09/09/2020	4,800	4,800,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	04/01/2035	2,015	2,015,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	0.03%	07/01/2041	2,600	2,600,000

				9,415,000

Massachusetts-2.17%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	10/01/2038	2,830	2,830,000

Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.07%	01/01/2037	1,500	1,500,000

				4,330,000

Michigan-4.51%

Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.10%	01/15/2026	2,005	2,005,000

Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.10%	08/15/2030	3,000	3,000,000

Series 2001 A-2, VRD RB(b)	0.10%	08/15/2030	1,010	1,010,000

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	03/01/2031	3,000	3,000,000

				9,015,000

Minnesota-5.48%

Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.16%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	11/01/2035	6,505	6,505,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	10/01/2033	3,285	3,285,000

				10,965,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi-3.95%

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	0.03%	12/01/2030	$60	$60,000

Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	585	585,000

Series 2010 E, VRD IDR(b)	0.08%	12/01/2030	6,250	6,250,000

Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	1,000	1,000,000

				7,895,000

Missouri-0.59%

Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.08%	11/01/2037	615	615,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.14%	08/01/2038	565	565,000

				1,180,000

Nevada-0.75%

Reno (City of), NV (Renown Regional Medical Center); Series 2009 A, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	06/01/2039	1,500	1,500,000

New York-4.46%

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.06%	05/01/2039	2,500	2,500,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing);
Series 2015 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.10%	05/01/2050	6,100	6,100,000

Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.09%	05/01/2050	330	330,000

				8,930,000

North Carolina-4.39%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.05%	06/01/2027	1,285	1,285,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.07%	12/01/2021	2,520	2,520,000

Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.04%	05/01/2036	4,970	4,970,000

				8,775,000

Ohio-1.46%

Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.09%	08/02/2038	2,925	2,925,000

Pennsylvania-4.85%

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	06/01/2037	4,305	4,305,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.07%	03/01/2030	1,990	1,990,000

Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	10/15/2025	385	385,000

Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	11/01/2029	305	305,000

Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	07/01/2027	2,725	2,725,000

				9,710,000

Rhode Island-2.10%

Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.07%	09/01/2043	4,200	4,200,000

Texas-10.73%

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.12%	02/15/2042	4,720	4,720,000

Houston (City of), TX; Series 2020 E-2, Commercial Paper Notes	0.16%	10/02/2020	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.08%	05/15/2034	$1,500	$1,500,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.11%	04/01/2026	2,320	2,320,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.14%	05/01/2042	2,860	2,860,000

Texas A&M University System Board of Regents; Series 2020 B, Commercial Paper Notes	0.18%	11/04/2020	400	400,000

University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	0.06%	08/01/2025	4,665	4,665,000

Series 2020 A, Commercial Paper Notes	0.22%	09/03/2020	1,000	1,000,000

				21,465,000

Virginia-1.90%

Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.09%	08/01/2037	3,800	3,800,000

Washington-4.32%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	09/01/2049	4,550	4,550,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	11/01/2047	4,085	4,085,000

				8,635,000

West Virginia-3.14%

Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.10%	07/01/2039	845	845,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.14%	01/01/2034	5,435	5,435,000

				6,280,000

Wisconsin-1.53%

Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.09%	10/01/2042	3,060	3,060,000

TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.85% (Cost $199,735,000)				199,735,000

OTHER ASSETS LESS LIABILITIES-0.15%				308,127

NET ASSETS-100.00%				$200,043,127

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.8%; Japan: 5.3%; other countries less than 5% each: 11.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank N.A.	6.7%

Wells Fargo Bank N.A.	6.6

Federal Home Loan Bank	6.4

Federal Home Loan Mortgage Corp.	6.3

TD Bank N.A.	6.2

PNC Bank N.A.	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in securities, at value	$1,784,724,046	$143,331,875	$13,547,669,573	$20,901,911,777	$1,495,716,725	$199,735,000

Repurchase agreements, at value and cost	830,572,324	178,878,687	9,491,478,726	10,990,573,484	-	-

Cash	33,603,197	-	-	-	37,054	61,208

Receivable for:

Investments sold	-	900,000	-	-	-	315,000

Interest	1,056,194	20,964	9,417,821	7,237,160	346,690	23,497

Fund expenses absorbed	-	5,056	-	115,182	5,041	-

Investment for trustee deferred compensation and retirement plans	3,644,669	1,008,721	2,164,080	987,082	118,706	356,729

Other assets	124,772	219,614	217,359	1,247,838	37,133	91,265

Total assets	2,653,725,202	324,364,917	23,050,947,559	31,902,072,523	1,496,261,349	200,582,699

Liabilities:

Payable for:
Investments purchased	83,707,955	-	399,847,556	-	44,984,634	-

Amount due custodian	-	12,463	1,795,459	35,860,836	-	-

Dividends	254,769	4,367	843,269	1,321,007	48,847	1,671

Accrued fees to affiliates	131,522	32,780	2,066,942	1,515,523	140,517	101,988

Accrued trustees’ and officers’ fees and benefits	14,771	7,700	62,856	97,276	9,975	7,064

Accrued operating expenses	73,996	50,032	426,940	44,482	53,713	47,638

Trustee deferred compensation and retirement plans	3,930,281	1,079,940	2,415,132	1,156,211	129,859	381,211

Total liabilities	88,113,294	1,187,282	407,458,154	39,995,335	45,367,545	539,572

Net assets applicable to shares outstanding	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net assets consist of:

Shares of beneficial interest	$2,564,796,446	$322,403,496	$22,642,905,919	$31,862,059,097	$1,450,989,544	$200,167,173

Distributable earnings (loss)	815,462	774,139	583,486	18,091	(95,740)	(124,046)

	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net Assets:

Institutional Class	$2,558,430,270	$320,753,104	$19,215,805,324	$30,259,135,986	$1,370,210,399	$150,996,969

Private Investment Class	$3,541,763	$1,276,217	$422,827,568	$582,081,907	$14,423,866	$10,134,533

Personal Investment Class	$10,252	$395,347	$281,818,329	$13,529,921	$741,749	$3,583,850

Cash Management Class	$2,947,071	$503,834	$371,957,560	$431,476,231	$340,627	$5,489,875

Reserve Class	$278,241	$105,438	$581,684,073	$401,437,716	$54,584,982	$26,823,422

Resource Class	$365,645	$122,593	$635,713,393	$143,147,544	$150,056	$3,004,200

Corporate Class	$38,666	$21,102	$1,133,683,158	$31,267,883	$10,442,125	$10,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,556,995,297	320,747,228	19,214,641,352	30,259,011,208	1,370,246,974	150,977,656

Private Investment Class	3,539,795	1,276,199	422,801,949	582,079,509	14,424,267	10,133,237

Personal Investment Class	10,246	395,341	281,801,254	13,529,865	741,770	3,583,392

Cash Management Class	2,945,434	503,827	371,935,023	431,474,453	340,636	5,489,173

Reserve Class	278,086	105,437	581,648,828	401,436,062	54,586,495	26,819,991

Resource Class	365,442	122,590	635,674,875	143,146,954	150,060	3,003,816

Corporate Class	38,644	21,102	1,133,614,467	31,267,755	10,442,415	10,277

Net asset value, offering and redemption price per share for each class	$1.0006	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,614,636,741	$322,207,996	$23,039,148,299	$31,892,485,261	$1,495,716,725	$199,735,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$34,284,787	$6,257,216	$203,953,802	$316,385,027	$12,665,627	$2,133,528

Expenses:

Advisory fees	3,579,174	698,375	29,385,396	31,594,396	1,616,131	450,697

Administrative services fees	1,063,769	209,751	8,705,596	14,279,270	553,117	100,713

Custodian fees	39,456	10,394	684,345	(696,813)	6,675	4,469

Distribution fees:
Private Investment Class	11,697	3,966	1,423,815	1,818,484	27,185	37,931

Personal Investment Class	56	2,327	1,943,548	114,195	1,812	12,104

Cash Management Class	5,877	418	298,824	265,250	4,655	16,154

Reserve Class	2,496	1,632	3,330,130	3,232,492	474,354	218,276

Resource Class	729	197	1,016,902	300,798	643	5,138

Corporate Class	68	6	92,017	19,425	1,901	3

Transfer agent fees	214,750	41,902	1,763,124	2,843,496	111,702	20,281

Trustees’ and officers’ fees and benefits	52,165	26,612	246,372	353,199	33,779	23,278

Registration and filing fees	85,059	89,032	158,643	223,526	82,407	98,838

Reports to shareholders	23,125	16,105	71,876	(81,108)	18,221	15,403

Professional services fees	44,905	37,263	110,574	(141,868)	39,486	36,199

Other	109,541	63,375	266,443	(198,642)	47,091	14,246

Total expenses	5,232,867	1,201,355	49,497,605	53,926,100	3,019,159	1,053,730

Less: Fees waived	(918,298)	(358,636)	(9,124,214)	(2,008,756)	(444,885)	(454,859)

Net expenses	4,314,569	842,719	40,373,391	51,917,344	2,574,274	598,871

Net investment income	29,970,218	5,414,497	163,580,411	264,467,683	10,091,353	1,534,657

Realized and unrealized gain (loss) from:

Net realized gain (loss) from investment securities	(15,623)	78	139,394	(189,477)	(57,411)	-

Change in net unrealized appreciation (depreciation) of investment securities	45,074	(41,714)	-	-	-	-

Net realized and unrealized gain (loss)	29,451	(41,636)	139,394	(189,477)	(57,411)	-

Net increase in net assets resulting from operations	$29,999,669	$5,372,861	$163,719,805	$264,278,206	$10,033,942	$1,534,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2020 and 2019

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$29,970,218	$54,795,839	$5,414,497	$12,099,439

Net realized gain (loss)	(15,623)	29,559	78	723

Change in net unrealized appreciation (depreciation)	45,074	(26,913)	(41,714)	(10,820)

Net increase in net assets resulting from operations	29,999,669	54,798,485	5,372,861	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(29,817,713)	(54,388,381)	(5,392,900)	(12,042,840)

Private Investment Class	(36,868)	(107,595)	(11,032)	(26,438)

Personal Investment Class	(74)	(199)	(2,832)	(8,858)

Cash Management Class	(107,505)	(248,909)	(5,280)	(14,390)

Reserve Class	(1,504)	(5,872)	(1,098)	(3,794)

Resource Class	(3,570)	(20,589)	(1,140)	(2,658)

Corporate Class	(2,984)	(24,294)	(215)	(461)

Total distributions from distributable earnings	(29,970,218)	(54,795,839)	(5,414,497)	(12,099,439)

Share transactions-net:
Institutional Class	114,142,968	100,799,791	(331,356,151)	127,368,867

Private Investment Class	(1,176,345)	(1,144,582)	(71,436)	(241,794)

Personal Investment Class	-	(984)	(45,201)	(175,590)

Cash Management Class	(6,335,509)	3,104,748	(96,257)	(178,908)

Reserve Class	(24,329)	(115,774)	(167,883)	3,716

Resource Class	2,906	(632,819)	(674)	(62,642)

Corporate Class	(287,979)	(1,599,196)	251	457

Net increase (decrease) in net assets resulting from share transactions	106,321,712	100,411,184	(331,737,351)	126,714,106

Net increase (decrease) in net assets	106,351,163	100,413,830	(331,778,987)	126,704,009

Net assets:
Beginning of year	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of year	$2,565,611,908	$2,459,260,745	$323,177,635	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$163,580,411	$484,811,474	$264,467,683	$518,471,634

Net realized gain (loss)	139,394	204,798	(189,477)	224,974

Net increase in net assets resulting from operations	163,719,805	485,016,272	264,278,206	518,696,608

Distributions to shareholders from distributable earnings:
Institutional Class	(146,246,982)	(438,858,990)	(254,196,609)	(491,630,206)

Private Investment Class	(3,446,279)	(9,738,598)	(4,200,784)	(8,737,051)

Personal Investment Class	(2,137,800)	(3,312,891)	(89,620)	(207,870)

Cash Management Class	(3,199,903)	(8,499,805)	(2,683,953)	(7,669,515)

Reserve Class	(1,117,598)	(3,008,307)	(1,290,595)	(3,929,202)

Resource Class	(4,967,684)	(13,201,572)	(1,599,458)	(4,570,537)

Corporate Class	(2,664,191)	(8,191,311)	(439,777)	(1,727,253)

Total distributions from distributable earnings	(163,780,437)	(484,811,474)	(264,500,796)	(518,471,634)

Share transactions-net:
Institutional Class	498,579,949	(1,514,751,400)	256,030,543	7,673,132,994

Private Investment Class	(83,191,362)	(11,707,755)	49,500,711	106,832,736

Personal Investment Class	(78,430,874)	242,362,528	(2,461,469)	7,670,768

Cash Management Class	(24,723,778)	(50,068,678)	66,475,768	31,650,960

Reserve Class	292,043,533	61,097,539	103,651,946	88,155,960

Resource Class	3,118,922	107,165,894	(37,467,649)	(51,677,589)

Corporate Class	704,514,058	(38,240,138)	(9,080,725)	(105,927,589)

Net increase (decrease) in net assets resulting from share transactions	1,311,910,448	(1,204,142,010)	426,649,125	7,749,838,240

Net increase (decrease) in net assets	1,311,849,816	(1,203,937,212)	426,426,535	7,750,063,214

Net assets:
Beginning of year	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of year	$22,643,489,405	$21,331,639,589	$31,862,077,188	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$ 10,091,353	$ 25,841,669	$ 1,534,657	$ 2,660,015

Net realized gain (loss)	(57,411)	17,726	-	-

Net increase in net assets resulting from operations	10,033,942	25,859,395	1,534,657	2,660,015

Distributions to shareholders from distributable earnings:
Institutional Class	(9,782,969)	(25,123,428)	(1,172,112)	(1,816,364)

Private Investment Class	(65,930)	(111,394)	(106,524)	(305,352)

Personal Investment Class	(898)	(3,844)	(7,119)	(2,466)

Cash Management Class	(16,009)	(41,719)	(177,298)	(395,402)

Reserve Class	(212,244)	(557,964)	(50,307)	(80,976)

Resource Class	(1,150)	(3,101)	(21,222)	(59,305)

Corporate Class	(12,153)	(219)	(75)	(150)

Total distributions from distributable earnings	(10,091,353)	(25,841,669)	(1,534,657)	(2,660,015)

Share transactions-net:
Institutional Class	325,218,196	(235,306,840)	(10,043,247)	33,374,672

Private Investment Class	4,941,082	3,398,983	(10,353,451)	(7,570,673)

Personal Investment Class	630,111	(283,153)	1,041,703	2,531,656

Cash Management Class	(1,553,674)	(1,270,980)	(21,806,010)	(4,585,853)

Reserve Class	(123,709)	21,314,012	6,820,117	5,850,867

Resource Class	16,515	38,286	1,886,657	(1,381,960)

Corporate Class	10,431,998	216	85	135

Net increase (decrease) in net assets resulting from share transactions	339,560,519	(212,109,476)	(32,454,146)	28,218,844

Net increase (decrease) in net assets	339,503,108	(212,091,750)	(32,454,146)	28,218,844

Net assets:
Beginning of year	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of year	$1,450,893,804	$1,111,390,696	$200,043,127	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                             Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets	assets without	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	reimbursements	reimbursements	net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/20	$1.0004	$0.0118	$(0.0006)	$0.0112	$(0.0110)	$-	$(0.0110)	$1.0006	1.12%	$2,947	0.26%(c)	0.30%(c)	1.18%(c)
Year ended 08/31/19	1.0004	0.0229	(0.0000)	0.0229	(0.0229)	-	(0.0229)	1.0004	2.31	9,288	0.26	0.30	2.29
Year ended 08/31/18	1.0002	0.0165	(0.0011)	0.0154	(0.0152)	-	(0.0152)	1.0004	1.55	6,181	0.26	0.31	1.65
Year ended 08/31/17	1.00	0.0043	0.0036	0.0079	(0.0072)	(0.0005)	(0.0077)	1.0002	0.76	7,738	0.26	0.34	0.43
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.25	250,643	0.23	0.28	0.26
Invesco STIC Prime Portfolio
Year ended 08/31/20	1.0001	0.0110	(0.0013)	0.0097	(0.0098)	-	(0.0098)	1.0000	0.99	504	0.25(c)	0.34(c)	1.09(c)
Year ended 08/31/19	1.0001	0.0218	0.0001	0.0219	(0.0219)	-	(0.0219)	1.0001	2.21	600	0.26	0.33	2.18
Year ended 08/31/18	1.0000	0.0147	(0.0002)	0.0145	(0.0144)	-	(0.0144)	1.0001	1.46	779	0.26	0.35	1.47
Year ended 08/31/17	1.00	0.0054	0.0007	0.0061	(0.0061)	-	(0.0061)	1.0000	0.62	1,148	0.26	0.35	0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	167,872	0.19	0.30	0.21
Invesco Treasury Portfolio
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.84	371,958	0.26(c)	0.29(c)	0.78(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.12	396,685	0.26	0.29	2.10
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.29	446,756	0.26	0.28	1.29
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.44	479,400	0.26	0.28	0.44
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	403,424	0.19	0.28	0.12
Invesco Government & Agency Portfolio
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.87	431,476	0.23(c)	0.23(c)	0.77(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.14	365,003	0.24	0.24	2.12
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.30	333,349	0.23	0.23	1.27
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.48	169,027	0.23	0.23	0.50
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.13	150,104	0.18	0.24	0.15
Invesco Treasury Obligations Portfolio
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.87	341	0.26(c)	0.28(c)	0.76(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.10	1,894	0.26	0.29	2.07
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.27	3,165	0.26	0.29	1.26
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.38	1,618	0.24	0.30	0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	31,390	0.16	0.46	0.09
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.70	5,490	0.26(c)	0.42(c)	0.69(c)
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.31	27,298	0.28	0.43	1.30
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.93	31,885	0.28	0.46	0.93
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.49	27,616	0.28	0.45	0.48
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	30,671	0.13	0.41	0.09

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)

Ratios are based on average daily net assets (000’s omitted) of $7,347, $522, $373,530, $331,562, $5,818 and $20,193 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                             Short-Term Investments Trust

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain

39                             Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or

40                             Short-Term Investments Trust

instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the year ended August 31, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

41                             Short-Term Investments Trust

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation

Invesco Liquid Assets Portfolio	$ 916,953

Invesco STIC Prime Portfolio	354,758

Invesco Treasury Portfolio	6,130,127

Invesco Government & Agency Portfolio	-

Invesco Treasury Obligations Portfolio	274,586

Invesco Tax-Free Cash Reserve Portfolio	311,174

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the year ended August 31, 2020 are shown below:

		Private	Personal	Cash
		Investment	Investment	Management	Reserve	Resource	Corporate
	Fund Level	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	$-	$733	$9	$-	$582	$21	$-

Invesco STIC Prime Portfolio	2,018	887	573	71	287	41	1

Invesco Treasury Portfolio	-	417,235	624,782	18,501	1,713,928	216,249	3,392

Invesco Government & Agency Portfolio	-	456,411	41,926	18,079	1,450,150	42,117	73

Invesco Treasury Obligations Portfolio	-	7,598	1,200	217	161,180	41	63

Invesco Tax-Free Cash Reserve Portfolio	33,144	8,664	5,729	2,215	92,327	1,605	1

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to

42                             Short-Term Investments Trust

significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ 93,743,593	$149,731,882	$-

Invesco STIC Prime Portfolio	49,203,977	45,363,263	-

Invesco Tax-Free Cash Reserve Portfolio	248,610,783	242,669,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019

	2020			2019
	Ordinary Income*	Ordinary Income-Tax- Exempt	Long-Term Capital Gains	Ordinary Income*	Ordinary Income-Tax- Exempt

Invesco Liquid Assets Portfolio	$29,970,218	$-	$-	$54,795,839	$-

Invesco STIC Prime Portfolio	5,414,497	-	-	12,099,439	-

Invesco Treasury Portfolio	163,582,316	-	198,121	484,811,474	-

Invesco Government & Agency Portfolio	264,469,100	-	31,696	518,471,634	-

Invesco Treasury Obligations Portfolio	10,091,353	-	-	25,841,669	-

Invesco Tax-Free Cash Reserve Portfolio	-	1,534,657	-	-	2,660,015

*	Includes short-term capital gain distributions, if any.

43                             Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$3,354,188	$-	$(3,182,732)	$659,629	$(15,623)	$2,564,796,446	$2,565,611,908

Invesco STIC Prime Portfolio	1,639,256	-	(867,683)	2,566	-	322,403,496	323,177,635

Invesco Treasury Portfolio	2,573,305	-	(1,973,847)	(15,972)	-	22,642,905,919	22,643,489,405

Invesco Government & Agency Portfolio	1,162,580	-	(955,013)	-	(189,476)	31,862,059,097	31,862,077,188

Invesco Treasury Obligations Portfolio	91,628	-	(104,172)	(23,691)	(59,505)	1,450,989,544	1,450,893,804

Invesco Tax-Free Cash Reserve Portfolio	-	200,772	(305,726)	-	(19,092)	200,167,173	200,043,127

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2020, as follows:

Fund	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$15,623	$15,623

Invesco Government & Agency Portfolio	189,476	189,476

Invesco Treasury Obligations Portfolio	59,505	59,505

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2020
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$2,614,636,741	$676,866	$(17,237)	$659,629

Invesco STIC Prime Portfolio	322,207,996	2,599	(33)	2,566

Invesco Treasury Portfolio	23,039,164,271	-	(15,972)	(15,972)

Invesco Treasury Obligations Portfolio	1,495,740,416	-	(23,691)	(23,691)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2020, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Invesco Liquid Assets Portfolio	$29,559	$(29,559)	$-

Invesco STIC Prime Portfolio	2,359	(2,359)	-

Invesco Treasury Portfolio	114,461	(153,462)	39,001

Invesco Government & Agency Portfolio	(1,417)	1,417	-

Invesco Treasury Obligations Portfolio	-	-	-

Invesco Tax-Free Cash Reserve Portfolio	-	-	-

44                             Short-Term Investments Trust

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,

	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	15,429,264,962	$15,436,049,996	11,115,059,561	$11,118,203,826

Private Investment Class	556,769	556,939	286,881	286,945

Cash Management Class	57,447,877	57,471,129	183,906,129	183,953,776

Reserve Class	64,898	64,918	8,652	8,654

Resource Class	601	601	5,100	5,102

Corporate Class	172,360	172,517	396,987	397,046

Issued as reinvestment of dividends:

Institutional Class	6,416,422	6,418,790	10,250,841	10,253,316

Private Investment Class	32,532	32,543	86,006	86,026

Personal Investment Class	-	-	15	15

Cash Management Class	81,549	81,575	175,461	175,508

Reserve Class	1,504	1,504	5,870	5,872

Resource Class	3,570	3,570	20,583	20,589

Corporate Class	2,984	2,984	24,289	24,294

Reacquired:

Institutional Class	(15,321,899,211)	(15,328,325,818)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,765,341)	(1,765,827)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(63,868,033)	(63,888,213)	(180,975,556)	(181,024,536)

Reserve Class	(90,719)	(90,751)	(130,254)	(130,300)

Resource Class	(1,265)	(1,265)	(658,263)	(658,510)

Corporate Class	(463,261)	(463,480)	(2,019,990)	(2,020,536)

Net increase in share activity	105,958,198	$106,321,712	100,340,148	$100,411,184

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 75% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,515,191,563	$1,515,273,645	1,752,564,099	$1,752,564,558

Private Investment Class	46,700	46,700	106,492	106,492

Personal Investment Class	561	561	-	-

Cash Management Class	-	-	32,538	32,538

Reserve Class	281	281	342	342

Resource Class	182	182	-	-

Corporate Class	36	36	-	-

Issued as reinvestment of dividends:

Institutional Class	4,489,681	4,489,681	7,389,194	7,389,194

Private Investment Class	11,032	11,032	25,796	25,796

Personal Investment Class	2,832	2,832	199	199

Cash Management Class	3,278	3,278	9,022	9,022

Reserve Class	1,098	1,098	3,751	3,751

Resource Class	1,140	1,140	2,606	2,606

Corporate Class	215	215	457	457

Reacquired:

Institutional Class	(1,851,039,089)	(1,851,119,477)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(129,157)	(129,168)	(374,081)	(374,082)

Personal Investment Class	(48,590)	(48,594)	(175,789)	(175,789)

Cash Management Class	(99,534)	(99,535)	(220,468)	(220,468)

Reserve Class	(169,247)	(169,262)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(331,739,014)	$(331,737,351)	126,714,555	$126,714,106

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	182,665,163,108	$182,665,163,108	187,978,433,067	$187,978,433,067

Private Investment Class	1,486,970,970	1,486,970,970	1,261,646,363	1,261,646,363

Personal Investment Class	2,422,880,087	2,422,880,087	1,630,224,829	1,630,224,829

Cash Management Class	861,417,932	861,417,932	2,148,188,357	2,148,188,357

Reserve Class	1,819,500,275	1,819,500,275	847,847,187	847,847,187

Resource Class	333,477,473	333,477,473	883,852,393	883,852,393

Corporate Class	6,641,915,581	6,641,915,581	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:

Institutional Class	45,062,613	45,062,613	115,324,756	115,324,756

Private Investment Class	1,524,217	1,524,217	3,080,285	3,080,285

Personal Investment Class	2,137,800	2,137,800	2,964,198	2,964,198

Cash Management Class	3,199,903	3,199,903	8,004,739	8,004,739

Reserve Class	1,117,598	1,117,598	2,800,991	2,800,991

Resource Class	377,525	377,525	2,341,092	2,341,092

Corporate Class	2,642,981	2,642,981	6,377,933	6,377,933

Reacquired:

Institutional Class	(182,211,645,772)	(182,211,645,772)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,571,686,549)	(1,571,686,549)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(2,503,448,761)	(2,503,448,761)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(889,341,613)	(889,341,613)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(1,528,574,340)	(1,528,574,340)	(789,550,639)	(789,550,639)

Resource Class	(330,736,076)	(330,736,076)	(779,027,591)	(779,027,591)

Corporate Class	(5,940,044,504)	(5,940,044,504)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	1,311,910,448	$1,311,910,448	(1,204,142,010)	$(1,204,142,010)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	262,928,153,701	$262,928,153,701	201,304,629,047	$201,304,629,047

Private Investment Class	2,584,479,157	2,584,479,157	2,057,789,705	2,057,789,705

Personal Investment Class	62,737,197	62,737,197	33,910,046	33,910,046

Cash Management Class	657,577,573	657,577,573	970,595,900	970,595,900

Reserve Class	1,172,921,187	1,172,921,187	1,378,739,399	1,378,739,399

Resource Class	1,825,896,962	1,825,896,962	2,554,982,650	2,554,982,650

Corporate Class	820,373,313	820,373,313	573,841,827	573,841,827

Issued as reinvestment of dividends:

Institutional Class	73,415,945	73,415,945	126,914,764	126,914,764

Private Investment Class	3,046,192	3,046,192	4,227,798	4,227,798

Personal Investment Class	89,620	89,620	168,914	168,914

Cash Management Class	2,363,772	2,363,772	5,327,428	5,327,428

Reserve Class	1,290,595	1,290,595	3,618,437	3,618,437

Resource Class	1,403,826	1,403,826	3,149,980	3,149,980

Corporate Class	26,956	26,956	346,829	346,829

Reacquired:

Institutional Class	(262,745,539,103)	(262,745,539,103)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(2,538,024,638)	(2,538,024,638)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(65,288,286)	(65,288,286)	(26,408,192)	(26,408,192)

Cash Management Class	(593,465,577)	(593,465,577)	(944,272,368)	(944,272,368)

Reserve Class	(1,070,559,836)	(1,070,559,836)	(1,294,201,876)	(1,294,201,876)

Resource Class	(1,864,768,437)	(1,864,768,437)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(829,480,994)	(829,480,994)	(680,116,245)	(680,116,245)

Net increase in share activity	426,649,125	$426,649,125	7,749,838,240	$7,749,838,240

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

            In addition, 10% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

48                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	2,007,630,177	$2,007,630,177	902,898,047	$902,898,047

Private Investment Class	17,752,712	17,752,712	17,567,905	17,567,905

Personal Investment Class	12,396,845	12,396,845	1,755,557	1,755,557

Cash Management Class	38,202,008	38,202,008	1,001,917	1,001,917

Reserve Class	108,199,892	108,199,892	120,013,835	120,013,835

Resource Class	2,952,538	2,952,538	2,115,950	2,115,950

Corporate Class	16,000,000	16,000,000	-	-

Issued as reinvestment of dividends:

Institutional Class	1,687,442	1,687,442	2,012,405	2,012,405

Private Investment Class	65,930	65,930	107,684	107,684

Personal Investment Class	282	282	2,574	2,574

Cash Management Class	16,009	16,009	41,719	41,719

Reserve Class	212,244	212,244	513,925	513,925

Resource Class	424	424	1,002	1,002

Corporate Class	11,998	11,998	216	216

Reacquired:

Institutional Class	(1,684,099,423)	(1,684,099,423)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(12,877,560)	(12,877,560)	(14,276,606)	(14,276,606)

Personal Investment Class	(11,767,016)	(11,767,016)	(2,041,284)	(2,041,284)

Cash Management Class	(39,771,691)	(39,771,691)	(2,314,616)	(2,314,616)

Reserve Class	(108,535,845)	(108,535,845)	(99,213,748)	(99,213,748)

Resource Class	(2,936,447)	(2,936,447)	(2,078,666)	(2,078,666)

Corporate Class	(5,580,000)	(5,580,000)	-	-

Net increase (decrease) in share activity	339,560,519	$339,560,519	(212,109,476)	$(212,109,476)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 49% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

49                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	310,891,005	$310,891,005	205,082,518	$205,082,518

Private Investment Class	11,295,911	11,295,911	57,208,640	57,208,640

Personal Investment Class	11,189,176	11,189,176	5,818,771	5,818,771

Cash Management Class	7,389,500	7,389,500	49,844,196	49,844,196

Reserve Class	58,297,928	58,297,928	52,342,069	52,342,069

Resource Class	4,102,971	4,102,971	31,003,313	31,003,313

Corporate Class	10	10	110,000	110,000

Issued as reinvestment of dividends:

Institutional Class	770,263	770,263	919,230	919,230

Private Investment Class	106,524	106,524	281,127	281,127

Personal Investment Class	7,119	7,119	385	385

Cash Management Class	164,121	164,121	309,533	309,533

Reserve Class	50,307	50,307	79,513	79,513

Resource Class	21,121	21,121	51,611	51,611

Corporate Class	75	75	135	135

Reacquired:

Institutional Class	(321,704,515)	(321,704,515)	(172,627,076)	(172,627,076)

Private Investment Class	(21,755,886)	(21,755,886)	(65,060,440)	(65,060,440)

Personal Investment Class	(10,154,592)	(10,154,592)	(3,287,500)	(3,287,500)

Cash Management Class	(29,359,631)	(29,359,631)	(54,739,582)	(54,739,582)

Reserve Class	(51,528,118)	(51,528,118)	(46,570,715)	(46,570,715)

Resource Class	(2,237,435)	(2,237,435)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(32,454,146)	$(32,454,146)	28,218,844	$28,218,844

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

50                             Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Cash Management Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

51                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Cash Management Class	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(03/01/20)	(08/31/20)[1]	Period[2]	(08/31/20)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,002.40	$1.31	$1,023.83	$1.32	0.26%
Invesco STIC Prime Portfolio	1,000.00	1,001.70	1.16	1,023.98	1.17	0.23
Invesco Treasury Portfolio	1,000.00	1,000.70	1.26	1,023.88	1.27	0.25
Invesco Government & Agency Portfolio	1,000.00	1,000.90	1.11	1,024.03	1.12	0.22
Invesco Treasury Obligations Portfolio	1,000.00	1,001.10	1.31	1,023.83	1.32	0.26
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,002.40	1.06	1,024.08	1.07	0.21

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

52                             Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

53                             Short-Term Investments Trust

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components. The Board noted that each Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it

54                             Short-Term Investments Trust

provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

55                             Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State

Income Tax

	Long Term Capital Gain Distributions	Business Interest Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*

Invesco Liquid Assets Portfolio	$ -	99.19%	0.00%	0.00%	0.13%	0.00%

Invesco STIC Prime Portfolio	-	95.76%	0.00%	0.00%	0.07%	0.00%

Invesco Treasury Portfolio	198,121	99.91%	0.00%	0.00%	62.25%	0.00%

Invesco Government & Agency Portfolio	31,696	100.00%	0.00%	0.00%	24.37%	0.00%

Invesco Treasury Obligations Portfolio	-	100.00%	0.00%	0.00%	100.00%	0.00%

Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$29,559	0.00%

Invesco STIC Prime Portfolio	-	0.00%

Invesco Treasury Portfolio	-	100.00%

Invesco Government & Agency Portfolio	-	100.00%

Invesco Treasury Obligations Portfolio	-	100.00%

Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

56                             Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	198	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett – 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and
Chairman of
the Audit
Committee,
ALPS
(Attorneys
Liability
Protection
Society)
(insurance
company);
Director and
Member of the
Audit
Committee
and
Compensation
Committee,
Ferroglobe
PLC
(metallurgical
				company)
David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director,
Board of
Directors of
Caron
Engineering
Inc.; Advisor,
Board of
Advisors of
Caron
Engineering
Inc.; President
and Director,
Acton
Shapleigh
Youth
Conservation
Corps (non -
profit); and
Vice President
and Director of
Grahamtastic
Connection
				(non-profit)
Jack M. Fields – 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle,hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine
Cynthia Hostetler —1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo
Technologies,
Inc.
(Technology);
Vulcan
Materials
Company
(construction
materials
company);
Trilinc Global
Impact Fund;
Genesee &
Wyoming, Inc.
(railroads);
Investment
Company
Institute
(professional
organization);
Independent
Directors
Council
(professional
				organization)

T-2                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Eli Jones – 1961 Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the
University of
Florida National
Board
Foundation and
Audit Committee
Member;
Member of the
Cartica Funds
Board of
Directors
(private
investment
funds); Member
of the University
of Florida Law
Center
Association, Inc.
Board of
Trustees and
Audit Committee
				Member
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

198	Member of
Board of
Greenwall
Foundation
(bioethics
research
foundation) and
its Investment
Committee;
Member of
Board of Friends
of the LRC (non-
profit legal
advocacy);
Board Member
and Investment
Committee
Member of
Pulizer Center
for Crisis
Reporting (non-
				profit journalism)
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management TeamOlayan America, The Olayan Group (international investor/commercial/ industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

T-3                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Ann Barnett Stern – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	198	None
Daniel S. Vandivort –1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None
James D. Vaughn – 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board
member and
Chairman of
Audit
Committee
of AMG
National
Trust Bank;
Trustee and
Investment
Committee
member,
University of
South
Dakota
Foundation;
Board
member,
Audit
Committee
Member and
past Board
Chair, Junior
Achievement
				(non-profit)
Christopher L. Wilson - 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non- profit organization managing regional electricity market)

T-4                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Officers
Sheri Morris – 1964 President, Principal Executive Officer and Treasurer	1999

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk – 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-5                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings(Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012	Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc. Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds	N/A	N/A
Kelli Gallegos – 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008	Principal Financial and Accounting Officer – Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer – Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc. Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds	N/A	N/A

T-6                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers—(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds);Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster – 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A
The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-7                             Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-3

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient US economy, solid corporate earnings and a newly accommodative US Federal Reserve (the Fed), which helped propel risk assets higher, particularly equities. The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal” and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation” and that “employment can run at or above real-time estimates of its maximum level without causing concern.”1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve
2	Source: US Treasury Department

3	Short-Term Investments Trust

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

4	Short-Term Investments Trust

Fund Data

Resource Class data as of 8/31/20
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End

Invesco Liquid Assets[1]	19 - 49 days	39 days	56 days	$365.6 thousand

Invesco STIC Prime[1]	7 - 20 days	9 days	10 days	122.6 thousand

Invesco Treasury[2]	14 - 59 days	38 days	103 days	635.7 million

Invesco Government & Agency[2]	7 - 44 days	22 days	112 days	143.1 million

Invesco Treasury Obligations[2]	28 - 59 days	54 days	109 days	150.1 thousand

Invesco Tax-Free Cash Reserve[3]	7 - 15 days	8 days	8 days	3.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

5	Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

6	Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/20
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
1 - 7	41.1%	52.9%	37.6%	25.9%	3.6%	0.9%
8 - 30	13.2	30.4	12.4	16.6	26.0	95.6
31 - 60	10.4	16.7	9.9	13.6	21.1	3.3
61 - 90	9.6	0.0	5.1	9.9	15.6	0.2
91 - 180	17.9	0.0	18.4	9.9	20.4	0.0
181+	7.8	0.0	16.6	24.1	13.3	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

7	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-41.89%(a)
Asset-Backed Securities - Fully Supported Bank-14.49%
Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(b)	0.21%	11/24/2020	$30,000	$29,988,100
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	50,000	49,999,028
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.40%	12/01/2020	25,000	25,011,673
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.39%	01/05/2021	16,500	16,508,425
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	5,000	5,002,096
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	30,000	29,992,708
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,992,350
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	40,000	39,950,600
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	30,000	29,998,320
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.27%	11/03/2020	25,759	25,750,345
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.31%	09/02/2020	21,000	20,999,849
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	55,000	54,984,774
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	18,750	18,736,308
				371,914,576

Diversified Banks-10.72%
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	10,000	10,001,179
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	20,000	20,006,229
Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,995,487
Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	30,000	29,978,492
HSBC Bank PLC (3 mo. USD LIBOR + 0.20%) (United Kingdom)(b)(c)(d)	0.76%	11/02/2020	20,000	20,007,281
Natixis S.A.(b)	0.35%	11/30/2020	5,000	4,997,915
Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.21%	02/16/2021	50,000	49,963,618
NRW Bank (Germany)(b)(c)	0.11%	09/04/2020	50,000	49,999,472
Royal Bank of Canada (SOFR + 0.40%) (Canada)(b)(c)(d)	0.49%	10/07/2020	35,000	35,012,225
Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.43%	06/11/2021	15,000	15,012,191
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	5,000	5,000,298
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,003,086
				274,977,473

Diversified Capital Markets-2.92%
Longship Funding LLC (CEP-Nordea Bank AB)(b)(c)	0.17%	10/19/2020	50,000	49,981,285
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,973,742
				74,955,027

Other Diversified Financial Services-2.92%
Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000
Erste Abwicklungsanstalt (Germany)(b)(c)	0.00%	03/01/2021	50,000	49,962,589
				74,962,589

Regional Banks-7.41%
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(b)	1.45%	09/10/2020	25,000	24,999,549
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.30%) (United Kingdom)(b)(c)(d)	0.46%	09/11/2020	25,000	25,002,485
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.27%) (United Kingdom)(b)(c)(d)	0.44%	10/27/2020	40,000	40,016,979
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	50,000	49,999,683
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%) (Sweden)(b)(c)(d)	0.41%	12/30/2020	50,000	50,022,297
				190,040,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-3.43%
FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	$50,000	$49,980,312
FMS Wertmanagement (Germany)(b)(c)	0.20%	03/04/2021	25,000	24,976,618
Pacific Life Short Term Funding LLC(c)	0.22%	10/16/2020	13,000	12,997,409
				87,954,339
Total Commercial Paper (Cost $1,074,442,925)				1,074,804,997

Certificates of Deposit-16.96%
Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(b)(d)	0.46%	09/09/2020	15,000	15,000,743
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(b)(d)	0.38%	11/13/2020	20,000	20,007,396
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(b)(d)	0.45%	09/18/2020	20,000	20,002,088
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(b)(d)	0.34%	01/22/2021	15,000	15,010,086
KBC Bank N.V.(b)	0.10%	09/03/2020	50,000	50,000,025
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(b)(d)	0.41%	10/02/2020	35,000	35,005,684
Rabobank Nederland (Netherlands)(b)	0.08%	09/01/2020	120,000	120,000,000
Sumitomo Mitsui Trust Bank Ltd.(b)	0.10%	09/03/2020	50,000	50,000,004
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(d)	0.36%	11/24/2020	20,000	20,007,144
Toronto-Dominion Bank (The) (SOFR + 0.42%)(b)(d)	0.51%	09/30/2020	25,000	25,007,497
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(b)(d)	0.43%	06/10/2021	15,000	15,007,518
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(b)(d)	0.40%	07/08/2021	50,000	50,048,806
Total Certificates of Deposit (Cost $435,000,000)				435,096,991

U.S. Dollar Denominated Bonds & Notes-6.08%
Diversified Banks-3.96%
Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d)	1.24%	06/01/2021	33,400	33,637,550
Bank of Nova Scotia (The) (Canada)(b)	2.50%	01/08/2021	10,103	10,184,337
HSBC Bank PLC (United Kingdom)(b)(c)	4.75%	01/19/2021	47,285	48,085,599
U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,561,469
				101,468,955

Diversified Capital Markets-1.18%
UBS AG (Switzerland)(b)(c)	2.45%	12/01/2020	30,260	30,372,098

Technology Hardware, Storage & Peripherals-0.94%
Apple, Inc.	2.25%	02/23/2021	23,971	24,162,301
Total U.S. Dollar Denominated Bonds & Notes (Cost $155,802,618)				156,003,354

Variable Rate Demand Notes-2.68%(e)
Credit Enhanced-2.68%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	9,300	9,299,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	2,600	2,600,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.05%	11/01/2035	18,225	18,225,000
New York (State of) Housing Finance Agency (160 Madison); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	11/01/2046	3,400	3,400,000
New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	05/01/2041	2,400	2,400,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.08%	11/01/2035	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced-(continued)
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	$30,000	$30,000,000
Total Variable Rate Demand Notes (Cost $68,824,999)				68,824,999

U.S. Treasury Securities-1.95%
U.S. Treasury Bills-1.95%(a)
U.S. Treasury Bills (Cost $49,993,875)	0.09%	10/20/2020	50,000	49,993,705
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.56% (Cost $1,784,064,417)				1,784,724,046

			Repurchase Amount
Repurchase Agreements-32.38%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(b)	0.20%	09/01/2020	30,000,167	30,000,000
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% - 6.69%; 10/22/2021 - 06/20/2070)(b)	0.23%	09/01/2020	15,000,096	15,000,000
BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(b)(h)	0.30%	09/03/2020	10,000,583	10,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(b)	0.20%	09/01/2020	35,000,194	35,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(b)(h)	0.24%	09/23/2020	35,007,000	35,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(b)(h)	0.22%	09/03/2020	5,000,214	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(b)(h)	0.20%	09/03/2020	15,000,583	15,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(b)	0.20%	09/01/2020	15,000,083	15,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(b)	0.25%	09/01/2020	10,000,069	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	$195,572,813	$195,572,324
J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	65,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(b)(i)	0.23%	-	-	35,000,000
RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(b)	0.23%	09/01/2020	30,000,191	30,000,000
RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	240,000,600	240,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(b)(i)	0.26%	-	-	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 - 09/30/2049)(b)(i)	0.19%	-	-	55,000,000
Total Repurchase Agreements (Cost $830,572,324)				830,572,324
TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.94% (Cost $2,614,636,741)				2,615,296,370
OTHER ASSETS LESS LIABILITIES-(1.94)%				(49,684,462)
NET ASSETS-100.00%				$2,565,611,908

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Netherlands: 10.8%; Canada: 10.5%; Germany: 7.8%; Japan: 7.6%; United Kingdom: 6.0%; other countries less than 5% each: 21.5%.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $1,136,214,679, which represented 44.29% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-22.90%(a)
Asset-Backed Securities - Fully Supported Bank-13.62%
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/16/2020	$10,000	$9,999,751
LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/14/2020	5,000	4,999,728
Nieuw Amsterdam Receivables Corp. (Multi - CEP’s)(b)(c)	0.15%	09/17/2020	10,000	9,999,310
Regency Markets No. 1 LLC (CEP - HSBC Bank PLC)(b)(c)	0.15%	09/08/2020	10,000	9,999,698
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	09/04/2020	9,000	8,999,876
				43,998,363

Diversified Banks-9.28%
BNG Bank N.V. (Netherlands)(b)(c)	0.15%	09/14/2020	10,000	9,999,728
Dexia Credit Local S.A. (France)(b)(c)	0.15%	10/20/2020	10,000	9,998,445
NRW Bank (Germany)(b)(c)	0.17%	10/13/2020	10,000	9,998,399
				29,996,572
Total Commercial Paper (Cost $73,993,356)				73,994,935

Variable Rate Demand Notes-11.33%(d)
Credit Enhanced-11.33%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.12%	10/01/2039	9,300	9,300,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	3,160	3,160,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	2,100	2,100,000
San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	2,975	2,975,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	6,000	6,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.16%	01/01/2033	5,300	5,300,000
Total Variable Rate Demand Notes (Cost $36,635,000)				36,635,000

Certificates of Deposit-10.12%
Industrial & Commercial Bank of China Ltd.(c)	0.24%	10/09/2020	12,000	12,000,429
Oversea Chinese Banking Corp. Ltd.(c)	0.26%	09/16/2020	3,700	3,700,220
Rabobank Nederland (Netherlands)(c)	0.08%	09/01/2020	5,000	5,000,000
Skandinaviska Enskilda Banken AB(c)	0.24%	10/01/2020	12,000	12,001,291
Total Certificates of Deposit (Cost $32,700,953)				32,701,940
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.35% (Cost $143,329,309)				143,331,875

			Repurchase Amount
Repurchase Agreements-55.35%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(c)	0.20%	09/01/2020	5,000,027	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	$5,000,292	$5,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(c)	0.20%	09/01/2020	5,000,028	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	5,000,194	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2020, maturing value of $10,000,000 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $10,498,122; 0.00% - 10.23%; 09/17/2020 - 09/15/2072)(c)(i)	0.41%	10/05/2020	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(c)	0.25%	09/01/2020	5,000,035	5,000,000
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	28,878,759	28,878,687
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,753,628; 0.00% - 8.38%; 11/01/2024 - 07/30/2076)(j)	0.28%	-	-	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% - 2.88%; 10/17/2024 - 10/17/2029)(c)(j)	0.21%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(j)	0.23%	-	-	15,000,000
RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(c)	0.23%	09/01/2020	10,000,064	10,000,000
RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(c)(j)	0.26%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000
Total Repurchase Agreements (Cost $178,878,687)				178,878,687
TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.70% (Cost $322,207,996)				322,210,562
OTHER ASSETS LESS LIABILITIES-0.30%				967,073
NET ASSETS-100.00%				$323,177,635

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $87,094,935, which represented 26.95% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 10.2%; Netherlands: 9.3%; Switzerland: 7.7%; France: 7.4%; Canada: 6.2%; China: 5.3%; other countries less than 5% each: 14.1%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-59.83%
U.S. Treasury Bills-35.54%(a)
U.S. Treasury Bills	0.13%-1.02%	09/03/2020	$650,000	$649,985,306
U.S. Treasury Bills	0.14%	09/08/2020	250,000	249,993,194
U.S. Treasury Bills	0.15%-1.77%	09/10/2020	450,000	449,923,875
U.S. Treasury Bills	0.09%-0.14%	09/17/2020	600,000	599,970,000
U.S. Treasury Bills	0.17%	09/22/2020	250,000	249,975,208
U.S. Treasury Bills	0.14%	09/29/2020	250,000	249,973,750
U.S. Treasury Bills	0.19%	10/08/2020	250,000	249,952,465
U.S. Treasury Bills	0.15%	10/13/2020	200,000	199,965,000
U.S. Treasury Bills	0.18%	10/15/2020	250,000	249,945,000
U.S. Treasury Bills	0.09%-0.16%	10/20/2020	550,000	549,910,507
U.S. Treasury Bills	0.16%	10/29/2020	250,000	249,937,570
U.S. Treasury Bills	0.12%-0.18%	11/10/2020	350,000	349,889,167
U.S. Treasury Bills	0.19%	11/17/2020	250,000	249,898,403
U.S. Treasury Bills	0.19%	11/24/2020	250,000	249,892,083
U.S. Treasury Bills	0.10%-0.11%	11/27/2020	300,000	299,925,083
U.S. Treasury Bills	0.17%	12/03/2020	200,000	199,912,167
U.S. Treasury Bills	0.16%	12/08/2020	250,000	249,894,514
U.S. Treasury Bills	0.19%	12/10/2020	250,000	249,871,528
U.S. Treasury Bills	0.16%	12/15/2020	350,000	349,873,854
U.S. Treasury Bills	0.15%	12/22/2020	150,000	149,932,333
U.S. Treasury Bills	0.11%-0.18%	12/24/2020	400,000	399,819,500
U.S. Treasury Bills	0.17%	12/31/2020	200,000	199,889,083
U.S. Treasury Bills	0.00%	02/02/2021	200,000	199,905,889
U.S. Treasury Bills	0.12%-0.26%	02/25/2021	400,000	399,631,250
U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,476,111
U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,798,749
				8,047,141,589

U.S. Treasury Notes-24.29%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	781,000	780,884,897
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	638,500	638,393,038
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	500,000	499,984,043
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	450,000	450,408,650
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	500,000	499,763,324
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	544,000	544,467,361
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	400,000	400,010,889
U.S. Treasury Notes	1.38%	09/30/2020	163,000	163,044,631
U.S. Treasury Notes	2.75%	09/30/2020	200,000	200,206,633
U.S. Treasury Notes	1.63%	10/15/2020	150,000	150,108,373
U.S. Treasury Notes	1.88%	12/15/2020	155,000	155,432,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	2.38%	12/31/2020	$100,000	$100,271,557
U.S. Treasury Notes	2.50%	12/31/2020	15,000	15,103,869
U.S. Treasury Notes	2.00%	01/15/2021	185,000	185,712,060
U.S. Treasury Notes	2.13%	01/31/2021	254,000	255,858,954
U.S. Treasury Notes	3.63%	02/15/2021	255,000	258,796,530
U.S. Treasury Notes	2.00%	02/28/2021	25,000	25,202,199
U.S. Treasury Notes	2.25%	03/31/2021	175,000	176,878,541
				5,500,527,984
Total U.S. Treasury Securities (Cost $13,547,669,573)				13,547,669,573
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-59.83% (Cost $13,547,669,573)				13,547,669,573

			Repurchase Amount
Repurchase Agreements-41.92%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,096; 0.13% - 5.50%; 12/31/2021 - 11/15/2044)	0.07%	09/01/2020	400,000,778	400,000,000
Bank of Nova Scotia, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,006; 0.00% - 8.00%; 09/01/2020 - 05/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	747,966,219	747,964,765
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(d)	0.11%	09/04/2020	300,027,500	300,000,000
Citigroup Global Markets, Inc., term agreement dated 08/25/2020, maturing value of $300,004,083 (collateralized by U.S. Treasury obligations valued at $306,000,000; 0.00%; 02/15/2032 - 02/15/2045)(d)	0.07%	09/01/2020	300,004,083	300,000,000
DNB Bank ASA, agreement dated 08/31/2020, maturing value of $750,001,458 (collateralized by U.S. Treasury obligations valued at $765,000,002; 0.13% - 2.88%; 01/15/2021 - 08/15/2028)	0.07%	09/01/2020	750,001,458	750,000,000
Fixed Income Clearing Corp.-Bank of New York Mellon (The), agreement dated 08/31/2020, maturing value of $100,000,250 (collateralized by a U.S. Treasury obligation valued at $102,000,043; 2.13%; 05/15/2022)	0.09%	09/01/2020	100,000,250	100,000,000
Fixed Income Clearing Corp.-Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000
Goldman Sachs & Co., agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.00% - 3.13%; 09/30/2020 - 08/15/2049)	0.07%	09/01/2020	250,000,486	250,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	100,012,839	100,012,589
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,591	250,000,966
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(e)	0.07%	-	-	630,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	300,138,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	$300,147,000	$300,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(d)	0.09%	09/03/2020	100,002,156	100,000,406
Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2020, maturing value of $850,001,653 (collateralized by U.S. Treasury obligations valued at $867,000,078; 0.13% - 4.63%; 09/30/2021 - 11/15/2049)	0.07%	09/01/2020	850,001,653	850,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(d)	0.09%	09/03/2020	315,380,519	315,375,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/27/2020, maturing value of $100,001,556 (collateralized by a U.S. Treasury obligation valued at $102,001,065; 2.63%; 02/15/2029)(d)	0.08%	09/03/2020	100,001,555	100,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $282,688,285 (collateralized by U.S. Treasury obligations valued at $289,170,000; 0.00%; 11/15/2027 - 08/15/2037)	0.10%	09/01/2020	282,688,285	282,687,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $365,438,515 (collateralized by U.S. Treasury obligations valued at $376,135,000; 0.00%; 08/15/2033 - 02/15/2045)	0.10%	09/01/2020	365,438,515	365,437,500
RBC Dominion Securities Inc., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,002; 0.13% - 3.75%; 04/15/2022 - 08/15/2050)	0.07%	09/01/2020	400,000,778	400,000,000
Royal Bank of Canada, agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,098; 1.75% - 3.88%; 04/30/2022 - 02/15/2046)	0.07%	09/01/2020	250,000,486	250,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(e)	0.07%	-	-	1,000,000,000
Sumitomo Mitsui Banking Corp., agreement dated 08/31/2020, maturing value of $300,000,583 (collateralized by U.S. Treasury obligations valued at $306,000,054; 0.00% - 2.63%; 10/08/2020 - 02/28/2023)	0.07%	09/01/2020	300,000,583	300,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,022; 2.38% - 3.38%; 05/15/2028 - 11/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000
Total Repurchase Agreements (Cost $9,491,478,726)				9,491,478,726
TOTAL INVESTMENTS IN SECURITIES(f)-101.75% (Cost $23,039,148,299)				23,039,148,299
OTHER ASSETS LESS LIABILITIES-(1.75)%				(395,658,894)
NET ASSETS-100.00%				$22,643,489,405

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-40.74%
Federal Farm Credit Bank (FFCB)-4.07%
Federal Farm Credit Bank	0.25%	09/01/2020	$68,000	$68,000,000
Federal Farm Credit Bank	0.25%	09/21/2020	200,000	199,972,222
Federal Farm Credit Bank	0.50%	10/20/2020	35,000	34,976,181
Federal Farm Credit Bank	0.15%	11/16/2020	25,000	24,992,083
Federal Farm Credit Bank	0.17%	11/27/2020	150,000	149,938,375
Federal Farm Credit Bank	0.40%	01/19/2021	15,000	14,976,667
Federal Farm Credit Bank	0.44%	03/24/2021	150,000	149,626,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	05/07/2021	23,000	23,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(a)	0.25%	05/07/2021	55,000	55,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.17%	06/10/2021	14,000	14,000,000
Federal Farm Credit Bank (SOFR + 0.28%)(a)	0.37%	10/01/2021	365,000	365,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	02/22/2022	16,555	16,555,000
Federal Farm Credit Bank (SOFR + 0.19%)(a)	0.28%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	0.24%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.16%	08/11/2022	108,000	108,000,000
				1,297,036,528

Federal Home Loan Bank (FHLB)-29.01%
Federal Home Loan Bank	0.20%	09/09/2020	4,659	4,658,793
Federal Home Loan Bank	0.16%	09/18/2020	150,000	149,979,458
Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	09/22/2020	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	09/28/2020	621,500	621,500,000
Federal Home Loan Bank	2.63%	10/01/2020	15,000	15,027,699
Federal Home Loan Bank	0.32%	10/02/2020	25,000	24,993,111
Federal Home Loan Bank	0.30%	10/05/2020	300,000	299,915,000
Federal Home Loan Bank	0.29%-0.30%	10/09/2020	350,000	349,891,278
Federal Home Loan Bank	0.30%	10/15/2020	39,000	38,985,700
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/16/2020	20,000	20,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	10/19/2020	10,000	10,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/20/2020	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	10/22/2020	115,000	115,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	10/23/2020	290,000	290,000,000
Federal Home Loan Bank	0.30%	10/26/2020	250,000	249,885,417
Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	11/06/2020	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	11/06/2020	90,000	89,999,180
Federal Home Loan Bank	0.52%	11/09/2020	100,000	99,900,333
Federal Home Loan Bank	0.16%	11/12/2020	100,000	99,968,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	11/13/2020	265,000	265,000,000
Federal Home Loan Bank	0.26%	11/13/2020	50,000	49,983,778
Federal Home Loan Bank	0.30%	11/16/2020	88,000	87,944,267
Federal Home Loan Bank	0.30%	11/17/2020	160,000	159,897,333
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	11/25/2020	645,000	645,000,000
Federal Home Loan Bank	0.34%	11/25/2020	304,329	304,084,691
Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	12/04/2020	250,000	250,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	12/15/2020	185,000	185,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	12/24/2020	85,000	85,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/22/2021	$109,000	$109,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/28/2021	173,000	173,000,000
Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,598,775
Federal Home Loan Bank	1.38%	02/18/2021	10,410	10,452,989
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	02/19/2021	145,000	145,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	0.13%	02/25/2021	46,000	46,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	02/26/2021	198,000	198,000,000
Federal Home Loan Bank	0.45%	03/08/2021	290,000	289,318,500
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	03/11/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	03/12/2021	345,000	345,000,000
Federal Home Loan Bank	0.30%	03/17/2021	100,000	99,835,833
Federal Home Loan Bank (SOFR + 0.11%)(a)	0.20%	03/25/2021	40,000	40,000,000
Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,505,652
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/13/2021	77,000	77,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/14/2021	550,000	550,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/19/2021	150,000	150,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	04/21/2021	75,000	75,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	06/24/2021	240,000	240,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	07/09/2021	190,000	190,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	07/23/2021	321,000	321,000,000
Federal Home Loan Bank (SOFR + 0.06%)(a)	0.15%	08/24/2021	100,000	100,000,000
Federal Home Loan Bank (SOFR + 0.17%)(a)	0.26%	11/12/2021	127,000	127,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	0.24%	11/15/2021	355,000	355,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	08/19/2022	315,000	315,000,000
				9,243,325,787

Federal Home Loan Mortgage Corp. (FHLMC)-2.62%
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	09/08/2020	24,100	24,100,023
Federal Home Loan Mortgage Corp.	1.88%	11/17/2020	4,215	4,227,482
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	0.13%	12/14/2020	150,000	150,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	02/19/2021	55,000	55,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(a)	0.39%	06/30/2021	45,000	45,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(a)	0.41%	09/30/2021	412,000	412,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(a)	0.40%	01/03/2022	145,000	145,000,000
				835,327,505

Federal National Mortgage Association (FNMA)-3.84%
Federal National Mortgage Association	0.25%	09/23/2020	120,000	119,981,740
Federal National Mortgage Association	2.88%	10/30/2020	12,500	12,548,550
Federal National Mortgage Association (SOFR + 0.04%)(a)	0.13%	01/29/2021	25,000	24,979,009
Federal National Mortgage Association (SOFR + 0.25%)(a)	0.34%	03/24/2021	185,000	185,000,000
Federal National Mortgage Association (SOFR + 0.21%)(a)	0.30%	07/01/2021	150,000	150,000,000
Federal National Mortgage Association (SOFR + 0.23%)(a)	0.32%	07/06/2021	156,000	156,000,000
Federal National Mortgage Association (SOFR + 0.28%)(a)	0.37%	07/06/2021	225,000	225,000,000
Federal National Mortgage Association (SOFR + 0.30%)(a)	0.39%	01/07/2022	350,000	350,000,000
				1,223,509,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)-1.20%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2020	$116,000	$116,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	06/15/2025	24,000	24,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	07/15/2025	26,111	26,111,112
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2025	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	10,000	10,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	4,600	4,600,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	02/15/2028	16,667	16,666,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	11/15/2028	75,000	75,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	05/15/2030	8,541	8,541,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	10/15/2030	8,000	8,000,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.16%	07/09/2026	30,600	30,600,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	03/15/2030	43,875	43,875,000
				381,393,779
Total U.S. Government Sponsored Agency Securities (Cost $12,980,592,898)				12,980,592,898

U.S. Treasury Securities-24.86%
U.S. Treasury Bills-17.19%(c)
U.S. Treasury Bills	0.12%-0.14%	09/08/2020	700,000	699,981,722
U.S. Treasury Bills	0.20%	09/10/2020	200,000	199,989,900
U.S. Treasury Bills	0.14%	09/17/2020	100,000	99,993,778
U.S. Treasury Bills	0.14%	09/29/2020	150,000	149,984,250
U.S. Treasury Bills	0.17%	10/01/2020	135,000	134,981,437
U.S. Treasury Bills	0.14%	10/06/2020	200,000	199,972,778
U.S. Treasury Bills	0.16%-0.19%	10/08/2020	250,000	249,955,035
U.S. Treasury Bills	0.15%	10/13/2020	670,000	669,884,850
U.S. Treasury Bills	0.18%	10/15/2020	100,000	99,978,000
U.S. Treasury Bills	0.15%	10/27/2020	300,000	299,930,000
U.S. Treasury Bills	0.15%	10/29/2020	800,000	799,806,667
U.S. Treasury Bills	0.17%	11/03/2020	100,000	99,970,250
U.S. Treasury Bills	0.15%	11/05/2020	375,000	374,898,438
U.S. Treasury Bills	0.18%	11/10/2020	250,000	249,912,500
U.S. Treasury Bills	0.15%	11/12/2020	100,000	99,971,000
U.S. Treasury Bills	0.10%	12/03/2020	150,000	149,961,249
U.S. Treasury Bills	0.18%-0.19%	12/10/2020	250,000	249,872,222
U.S. Treasury Bills	1.47%	12/31/2020	100,000	99,511,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills(c)-(continued)
U.S. Treasury Bills	0.17%	01/07/2021	$300,000	$299,823,999
U.S. Treasury Bills	0.18%	02/25/2021	150,000	149,867,250
U.S. Treasury Bills	0.17%	04/22/2021	100,000	99,893,208
				5,478,140,332

U.S. Treasury Notes-7.67%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(a)	0.22%	01/31/2021	445,000	444,928,230
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	0.24%	04/30/2021	720,000	719,899,522
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(a)	0.33%	07/31/2021	170,000	170,109,131
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(a)	0.41%	10/31/2021	550,000	550,669,433
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	0.26%	01/31/2022	25,000	24,994,371
U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,995,609
U.S. Treasury Notes	2.75%	09/30/2020	190,000	190,170,394
U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,019,624
U.S. Treasury Notes	2.50%	12/31/2020	25,000	25,173,115
U.S. Treasury Notes	2.13%	01/31/2021	25,000	25,182,968
U.S. Treasury Notes	3.63%	02/15/2021	25,000	25,371,676
U.S. Treasury Notes	2.00%	02/28/2021	34,000	34,274,991
U.S. Treasury Notes	2.50%	02/28/2021	37,000	37,389,483
				2,443,178,547
Total U.S. Treasury Securities (Cost $7,921,318,879)				7,921,318,879
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.60% (Cost $20,901,911,777)				20,901,911,777

			Repurchase Amount
Repurchase Agreements-34.50%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities and and U.S. Treasury obligations valued at $510,000,010; 2.00% - 5.65%; 01/01/2021 - 08/20/2050)	0.09%	09/01/2020	142,806,355	142,805,998
BNP Paribas Securities Corp., agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by U.S. Treasury obligations, a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $510,000,000; 0.00% - 7.00%; 09/08/2020 - 10/20/2067)	0.09%	09/01/2020	500,001,250	500,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	547,107,491	547,106,427
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(e)	0.11%	09/04/2020	450,041,250	450,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $2,355,215,875 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,402,100,000; 0.00% - 7.63%; 09/10/2020 - 10/20/2067)(e)	0.11%	09/04/2020	1,640,150,333	1,640,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., agreement dated 08/31/2020, maturing value of $650,001,264 (collateralized by U.S. Treasury obligations valued at $663,000,000; 0.00%; 11/15/2020 - 08/15/2050)	0.07%	09/01/2020	$650,001,264	$650,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	200,009,092	200,008,592
ING Financial Markets, LLC, joint term agreement dated 07/23/2020, aggregate maturing value of $150,041,875 (collateralized by domestic agency mortgage-backed securities valued at $153,000,002; 2.50% - 4.50%; 04/01/2038 - 01/01/2057)	0.15%	09/28/2020	87,024,288	87,000,000
ING Financial Markets, LLC, joint term agreement dated 08/20/2020, aggregate maturing value of $300,026,667 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00% - 5.00%; 09/01/2042 - 06/01/2056)	0.10%	09/21/2020	205,018,222	205,000,000
ING Financial Markets, LLC, term agreement dated 08/05/2020, maturing value of $250,025,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 2.50% - 4.50%; 08/01/2040 - 01/01/2057)(e)	0.12%	09/04/2020	250,025,000	250,000,000
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	228,564,957	228,564,386
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,355	250,000,730
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(f)	0.07%	-	-	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $510,000,087; 0.00% - 7.50%; 12/03/2020 - 09/01/2050)(f)	0.08%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $295,800,007; 0.00% - 8.13%; 08/15/2021 - 09/01/2057)(f)	0.12%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $408,000,043; 0.61% - 8.50%; 12/01/2020 - 02/16/2058)(f)	0.09%	-	-	275,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 0.00% - 6.00%; 09/01/2026 - 06/01/2050)(f)	0.80%	-	-	250,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	140,064,400	140,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	130,063,700	130,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(e)	0.09%	09/03/2020	170,006,094	170,003,119
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 0.44% - 0.88%; 10/25/2035 - 04/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(e)	0.09%	09/03/2020	$452,045,411	$452,037,500
Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $592,485,396 (collateralized by U.S. Treasury obligations valued at $609,319,750; 0.00%; 02/15/2026 - 11/15/2043)	0.10%	09/01/2020	592,485,396	592,483,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $42,500,118 (collateralized by a U.S. Treasury obligation valued at $43,521,000; 0.00%; 08/15/2033)	0.10%	09/01/2020	42,500,118	42,500,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2020, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and a foreign corporate obligation valued at $1,275,000,249; 0.00% - 8.00%; 09/01/2020 - 08/20/2065)(a)(e)	0.14%	11/02/2020	920,000,000	920,000,000
RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	534,963,985	534,962,648
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(f)	0.07%	-	-	320,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	173,100,767	173,100,334
Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50% - 3.00%; 12/20/2049 - 01/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000
Total Repurchase Agreements (Cost $10,990,573,484)				10,990,573,484
TOTAL INVESTMENTS IN SECURITIES(g) -100.10% (Cost $31,892,485,261)				31,892,485,261
OTHER ASSETS LESS LIABILITIES-(0.10)%				(30,408,073)
NET ASSETS-100.00%				$31,862,077,188

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-103.09%
U.S. Treasury Bills-88.36%(a)
U.S. Treasury Bills	0.09%-0.14%	09/01/2020	$61,500	$61,500,000
U.S. Treasury Bills	0.09%-1.02%	09/03/2020	36,717	36,716,511
U.S. Treasury Bills	0.08%-0.14%	09/08/2020	80,100	80,098,539
U.S. Treasury Bills	0.15%-1.78%	09/10/2020	35,000	34,996,031
U.S. Treasury Bills	0.09%-0.11%	09/15/2020	60,000	59,997,822
U.S. Treasury Bills	0.14%-0.18%	09/17/2020	60,000	59,995,411
U.S. Treasury Bills	0.08%-0.19%	09/22/2020	67,200	67,195,449
U.S. Treasury Bills	0.16%	09/24/2020	20,000	19,998,019
U.S. Treasury Bills	0.10%-0.14%	09/29/2020	40,000	39,996,889
U.S. Treasury Bills	0.10%-0.17%	10/01/2020	53,980	53,973,710
U.S. Treasury Bills	0.15%-1.63%	10/08/2020	57,000	56,983,304
U.S. Treasury Bills	0.10%	10/13/2020	4,900	4,899,428
U.S. Treasury Bills	0.14%-0.18%	10/15/2020	45,000	44,991,713
U.S. Treasury Bills	0.09%	10/20/2020	35,000	34,995,713
U.S. Treasury Bills	0.12%-0.15%	10/22/2020	30,000	29,994,546
U.S. Treasury Bills	0.15%	10/27/2020	20,000	19,995,333
U.S. Treasury Bills	0.11%-0.16%	10/29/2020	60,000	59,987,554
U.S. Treasury Bills	0.17%	11/03/2020	5,000	4,998,513
U.S. Treasury Bills	0.10%-0.15%	11/05/2020	60,000	59,987,361
U.S. Treasury Bills	0.12%-0.18%	11/10/2020	25,000	24,992,417
U.S. Treasury Bills	0.11%-0.16%	11/12/2020	46,000	45,988,940
U.S. Treasury Bills	0.19%	11/17/2020	5,000	4,997,968
U.S. Treasury Bills	0.11%	11/19/2020	30,000	29,993,088
U.S. Treasury Bills	0.19%	11/24/2020	10,000	9,995,683
U.S. Treasury Bills	0.10%-0.16%	11/27/2020	32,000	31,990,648
U.S. Treasury Bills	0.11%	12/01/2020	15,000	14,995,829
U.S. Treasury Bills	0.17%	12/03/2020	40,000	39,986,777
U.S. Treasury Bills	0.16%	12/08/2020	15,000	14,993,671
U.S. Treasury Bills	0.18%-0.19%	12/10/2020	20,000	19,989,826
U.S. Treasury Bills	0.16%	12/15/2020	20,000	19,992,563
U.S. Treasury Bills	0.19%	12/17/2020	10,000	9,994,501
U.S. Treasury Bills	0.15%	12/22/2020	7,000	6,996,842
U.S. Treasury Bills	0.11%-0.18%	12/24/2020	40,000	39,982,979
U.S. Treasury Bills	0.17%	12/31/2020	10,000	9,994,454
U.S. Treasury Bills	0.17%	01/07/2021	10,000	9,994,133
U.S. Treasury Bills	0.15%	01/14/2021	13,000	12,992,931
U.S. Treasury Bills	0.13%	01/21/2021	5,000	4,997,436
U.S. Treasury Bills	0.13%-1.44%	01/28/2021	26,000	25,953,326
U.S. Treasury Bills	0.12%	02/11/2021	10,000	9,994,567
U.S. Treasury Bills	0.12%	02/18/2021	8,000	7,995,467
U.S. Treasury Bills	0.12%-0.18%	02/25/2021	27,000	26,982,595
U.S. Treasury Bills	0.00%	03/04/2021	10,000	9,994,186
U.S. Treasury Bills	0.14%	04/22/2021	5,000	4,995,470
U.S. Treasury Bills	0.18%	05/20/2021	5,000	4,993,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills(a)-(continued)
U.S. Treasury Bills	0.16%	07/15/2021	$7,000	$6,990,446
				1,282,071,955

U.S. Treasury Notes-14.73%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	17,000	16,996,155
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	7,000	6,999,931
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	15,000	14,996,429
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	36,500	36,520,468
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	30,000	29,971,602
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	55,000	55,026,658
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	12,000	12,000,271
U.S. Treasury Notes	2.00%	09/30/2020	15,000	15,004,363
U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,002,685
U.S. Treasury Notes	2.00%	01/15/2021	3,000	3,018,863
U.S. Treasury Notes	2.25%	03/31/2021	10,000	10,107,345
				213,644,770
TOTAL INVESTMENTS IN SECURITIES-103.09% (Cost $ 1,495,716,725)				1,495,716,725
OTHER ASSETS LESS LIABILITIES-(3.09)%				(44,822,921)
NET ASSETS-100.00%				$1,450,893,804

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.85%
Alabama-4.40%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.12%	07/01/2040	$8,805	$8,805,000

Arizona-2.81%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,945	2,945,000
				5,630,000

California-1.30%
California (State of) Educational Facilities Authority; Series 2020, Commercial Paper Notes	0.11%	10/01/2020	2,600	2,600,000

Colorado-0.60%
Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	02/01/2031	1,190	1,190,000

Delaware-2.03%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	09/01/2036	2,780	2,780,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.10%	05/01/2036	1,280	1,280,000
				4,060,000

District of Columbia-3.38%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	08/15/2038	245	245,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.07%	10/01/2039	6,525	6,525,000
				6,770,000

Florida-5.16%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.09%	06/01/2048	910	910,000
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.16%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.09%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.07%	07/01/2037	4,280	4,280,000
				10,315,000

Georgia-4.20%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.08%	11/01/2030	2,590	2,590,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	0.14%	01/01/2036	3,000	3,000,000
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	09/01/2020	400	400,000
				8,410,000

Illinois-4.49%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.07%	12/01/2046	5,755	5,755,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	01/01/2037	$2,230	$2,230,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.08%	10/01/2033	1,000	1,000,000
				8,985,000

Indiana-8.69%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.14%	08/01/2037	5,750	5,750,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.18%	06/01/2035	8,000	8,000,000
Purdue University; Series 2011 A, VRD COP(b)	0.06%	07/01/2035	3,635	3,635,000
				17,385,000

Louisiana-1.75%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.08%	07/01/2047	3,505	3,505,000

Maryland-4.71%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020 B, Commercial Paper Notes	0.22%	09/09/2020	4,800	4,800,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	0.03%	07/01/2041	2,600	2,600,000
				9,415,000

Massachusetts-2.17%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	10/01/2038	2,830	2,830,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.07%	01/01/2037	1,500	1,500,000
				4,330,000

Michigan-4.51%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.10%	01/15/2026	2,005	2,005,000
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.10%	08/15/2030	3,000	3,000,000
Series 2001 A-2, VRD RB(b)	0.10%	08/15/2030	1,010	1,010,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	03/01/2031	3,000	3,000,000
				9,015,000

Minnesota-5.48%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.16%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	11/01/2035	6,505	6,505,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	10/01/2033	3,285	3,285,000
				10,965,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-3.95%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	0.03%	12/01/2030	$60	$60,000
Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	0.08%	12/01/2030	6,250	6,250,000
Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	1,000	1,000,000
				7,895,000

Missouri-0.59%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.08%	11/01/2037	615	615,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.14%	08/01/2038	565	565,000
				1,180,000

Nevada-0.75%
Reno (City of), NV (Renown Regional Medical Center); Series 2009 A, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	06/01/2039	1,500	1,500,000

New York-4.46%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.06%	05/01/2039	2,500	2,500,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing);
Series 2015 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.10%	05/01/2050	6,100	6,100,000
Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.09%	05/01/2050	330	330,000
				8,930,000

North Carolina-4.39%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.05%	06/01/2027	1,285	1,285,000
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.07%	12/01/2021	2,520	2,520,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.04%	05/01/2036	4,970	4,970,000
				8,775,000

Ohio-1.46%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.09%	08/02/2038	2,925	2,925,000

Pennsylvania-4.85%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	06/01/2037	4,305	4,305,000
Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.07%	03/01/2030	1,990	1,990,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	10/15/2025	385	385,000
Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	11/01/2029	305	305,000
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	07/01/2027	2,725	2,725,000
				9,710,000

Rhode Island-2.10%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.07%	09/01/2043	4,200	4,200,000

Texas-10.73%
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.12%	02/15/2042	4,720	4,720,000
Houston (City of), TX; Series 2020 E-2, Commercial Paper Notes	0.16%	10/02/2020	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.08%	05/15/2034	$1,500	$1,500,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.11%	04/01/2026	2,320	2,320,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.14%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents; Series 2020 B, Commercial Paper Notes	0.18%	11/04/2020	400	400,000
University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.06%	08/01/2025	4,665	4,665,000
Series 2020 A, Commercial Paper Notes	0.22%	09/03/2020	1,000	1,000,000
				21,465,000

Virginia-1.90%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.09%	08/01/2037	3,800	3,800,000

Washington-4.32%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	09/01/2049	4,550	4,550,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	11/01/2047	4,085	4,085,000
				8,635,000

West Virginia-3.14%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.10%	07/01/2039	845	845,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.14%	01/01/2034	5,435	5,435,000
				6,280,000

Wisconsin-1.53%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.09%	10/01/2042	3,060	3,060,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.85% (Cost $199,735,000)				199,735,000
OTHER ASSETS LESS LIABILITIES-0.15%				308,127
NET ASSETS-100.00%				$200,043,127

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.8%; Japan: 5.3%; other countries less than 5% each: 11.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank N.A.	6.7%
Wells Fargo Bank N.A.	6.6
Federal Home Loan Bank	6.4
Federal Home Loan Mortgage Corp.	6.3
TD Bank N.A.	6.2
PNC Bank N.A.	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2020

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Assets:
Investments in securities, at value	$1,784,724,046	$143,331,875	$13,547,669,573	$20,901,911,777	$1,495,716,725	$199,735,000
Repurchase agreements, at value and cost	830,572,324	178,878,687	9,491,478,726	10,990,573,484	-	-
Cash	33,603,197	-	-	-	37,054	61,208
Receivable for:
Investments sold	-	900,000	-	-	-	315,000
Interest	1,056,194	20,964	9,417,821	7,237,160	346,690	23,497
Fund expenses absorbed	-	5,056	-	115,182	5,041	-
Investment for trustee deferred compensation and retirement plans	3,644,669	1,008,721	2,164,080	987,082	118,706	356,729
Other assets	124,772	219,614	217,359	1,247,838	37,133	91,265
Total assets	2,653,725,202	324,364,917	23,050,947,559	31,902,072,523	1,496,261,349	200,582,699

Liabilities:
Payable for:
Investments purchased	83,707,955	-	399,847,556	-	44,984,634	-
Amount due custodian	-	12,463	1,795,459	35,860,836	-	-
Dividends	254,769	4,367	843,269	1,321,007	48,847	1,671
Accrued fees to affiliates	131,522	32,780	2,066,942	1,515,523	140,517	101,988
Accrued trustees’ and officers’ fees and benefits	14,771	7,700	62,856	97,276	9,975	7,064
Accrued operating expenses	73,996	50,032	426,940	44,482	53,713	47,638
Trustee deferred compensation and retirement plans	3,930,281	1,079,940	2,415,132	1,156,211	129,859	381,211
Total liabilities	88,113,294	1,187,282	407,458,154	39,995,335	45,367,545	539,572
Net assets applicable to shares outstanding	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net assets consist of:
Shares of beneficial interest	$2,564,796,446	$322,403,496	$22,642,905,919	$31,862,059,097	$1,450,989,544	$200,167,173
Distributable earnings (loss)	815,462	774,139	583,486	18,091	(95,740)	(124,046)
	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127
Net Assets:
Institutional Class	$2,558,430,270	$320,753,104	$19,215,805,324	$30,259,135,986	$1,370,210,399	$150,996,969
Private Investment Class	$3,541,763	$1,276,217	$422,827,568	$582,081,907	$14,423,866	$10,134,533
Personal Investment Class	$10,252	$395,347	$281,818,329	$13,529,921	$741,749	$3,583,850
Cash Management Class	$2,947,071	$503,834	$371,957,560	$431,476,231	$340,627	$5,489,875
Reserve Class	$278,241	$105,438	$581,684,073	$401,437,716	$54,584,982	$26,823,422
Resource Class	$365,645	$122,593	$635,713,393	$143,147,544	$150,056	$3,004,200
Corporate Class	$38,666	$21,102	$1,133,683,158	$31,267,883	$10,442,125	$10,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

August 31, 2020

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,556,995,297	320,747,228	19,214,641,352	30,259,011,208	1,370,246,974	150,977,656
Private Investment Class	3,539,795	1,276,199	422,801,949	582,079,509	14,424,267	10,133,237
Personal Investment Class	10,246	395,341	281,801,254	13,529,865	741,770	3,583,392
Cash Management Class	2,945,434	503,827	371,935,023	431,474,453	340,636	5,489,173
Reserve Class	278,086	105,437	581,648,828	401,436,062	54,586,495	26,819,991
Resource Class	365,442	122,590	635,674,875	143,146,954	150,060	3,003,816
Corporate Class	38,644	21,102	1,133,614,467	31,267,755	10,442,415	10,277
Net asset value, offering and redemption price per share for each class	$1.0006	$1.0000	$1.00	$1.00	$1.00	$1.00
Cost of Investments	$2,614,636,741	$322,207,996	$23,039,148,299	$31,892,485,261	$1,495,716,725	$199,735,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2020

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$34,284,787	$6,257,216	$203,953,802	$316,385,027	$12,665,627	$2,133,528

Expenses:
Advisory fees	3,579,174	698,375	29,385,396	31,594,396	1,616,131	450,697
Administrative services fees	1,063,769	209,751	8,705,596	14,279,270	553,117	100,713
Custodian fees	39,456	10,394	684,345	(696,813)	6,675	4,469
Distribution fees:
Private Investment Class	11,697	3,966	1,423,815	1,818,484	27,185	37,931
Personal Investment Class	56	2,327	1,943,548	114,195	1,812	12,104
Cash Management Class	5,877	418	298,824	265,250	4,655	16,154
Reserve Class	2,496	1,632	3,330,130	3,232,492	474,354	218,276
Resource Class	729	197	1,016,902	300,798	643	5,138
Corporate Class	68	6	92,017	19,425	1,901	3
Transfer agent fees	214,750	41,902	1,763,124	2,843,496	111,702	20,281
Trustees’ and officers’ fees and benefits	52,165	26,612	246,372	353,199	33,779	23,278
Registration and filing fees	85,059	89,032	158,643	223,526	82,407	98,838
Reports to shareholders	23,125	16,105	71,876	(81,108)	18,221	15,403
Professional services fees	44,905	37,263	110,574	(141,868)	39,486	36,199
Other	109,541	63,375	266,443	(198,642)	47,091	14,246
Total expenses	5,232,867	1,201,355	49,497,605	53,926,100	3,019,159	1,053,730
Less: Fees waived	(918,298)	(358,636)	(9,124,214)	(2,008,756)	(444,885)	(454,859)
Net expenses	4,314,569	842,719	40,373,391	51,917,344	2,574,274	598,871
Net investment income	29,970,218	5,414,497	163,580,411	264,467,683	10,091,353	1,534,657

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(15,623)	78	139,394	(189,477)	(57,411)	-
Change in net unrealized appreciation (depreciation) of investment securities	45,074	(41,714)	-	-	-	-
Net realized and unrealized gain (loss)	29,451	(41,636)	139,394	(189,477)	(57,411)	-
Net increase in net assets resulting from operations	$29,999,669	$5,372,861	$163,719,805	$264,278,206	$10,033,942	$1,534,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2020 and 2019

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2020	2019	2020	2019
Operations:
Net investment income	$29,970,218	$54,795,839	$5,414,497	$12,099,439
Net realized gain (loss)	(15,623)	29,559	78	723
Change in net unrealized appreciation (depreciation)	45,074	(26,913)	(41,714)	(10,820)
Net increase in net assets resulting from operations	29,999,669	54,798,485	5,372,861	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(29,817,713)	(54,388,381)	(5,392,900)	(12,042,840)
Private Investment Class	(36,868)	(107,595)	(11,032)	(26,438)
Personal Investment Class	(74)	(199)	(2,832)	(8,858)
Cash Management Class	(107,505)	(248,909)	(5,280)	(14,390)
Reserve Class	(1,504)	(5,872)	(1,098)	(3,794)
Resource Class	(3,570)	(20,589)	(1,140)	(2,658)
Corporate Class	(2,984)	(24,294)	(215)	(461)
Total distributions from distributable earnings	(29,970,218)	(54,795,839)	(5,414,497)	(12,099,439)

Share transactions-net:
Institutional Class	114,142,968	100,799,791	(331,356,151)	127,368,867
Private Investment Class	(1,176,345)	(1,144,582)	(71,436)	(241,794)
Personal Investment Class	–	(984)	(45,201)	(175,590)
Cash Management Class	(6,335,509)	3,104,748	(96,257)	(178,908)
Reserve Class	(24,329)	(115,774)	(167,883)	3,716
Resource Class	2,906	(632,819)	(674)	(62,642)
Corporate Class	(287,979)	(1,599,196)	251	457
Net increase (decrease) in net assets resulting from share transactions	106,321,712	100,411,184	(331,737,351)	126,714,106
Net increase (decrease) in net assets	106,351,163	100,413,830	(331,778,987)	126,704,009

Net assets:
Beginning of year	2,459,260,745	2,358,846,915	654,956,622	528,252,613
End of year	$2,565,611,908	$2,459,260,745	$323,177,635	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2020	2019	2020	2019
Operations:
Net investment income	$163,580,411	$484,811,474	$264,467,683	$518,471,634
Net realized gain (loss)	139,394	204,798	(189,477)	224,974
Net increase in net assets resulting from operations	163,719,805	485,016,272	264,278,206	518,696,608

Distributions to shareholders from distributable earnings:
Institutional Class	(146,246,982)	(438,858,990)	(254,196,609)	(491,630,206)
Private Investment Class	(3,446,279)	(9,738,598)	(4,200,784)	(8,737,051)
Personal Investment Class	(2,137,800)	(3,312,891)	(89,620)	(207,870)
Cash Management Class	(3,199,903)	(8,499,805)	(2,683,953)	(7,669,515)
Reserve Class	(1,117,598)	(3,008,307)	(1,290,595)	(3,929,202)
Resource Class	(4,967,684)	(13,201,572)	(1,599,458)	(4,570,537)
Corporate Class	(2,664,191)	(8,191,311)	(439,777)	(1,727,253)
Total distributions from distributable earnings	(163,780,437)	(484,811,474)	(264,500,796)	(518,471,634)

Share transactions-net:
Institutional Class	498,579,949	(1,514,751,400)	256,030,543	7,673,132,994
Private Investment Class	(83,191,362)	(11,707,755)	49,500,711	106,832,736
Personal Investment Class	(78,430,874)	242,362,528	(2,461,469)	7,670,768
Cash Management Class	(24,723,778)	(50,068,678)	66,475,768	31,650,960
Reserve Class	292,043,533	61,097,539	103,651,946	88,155,960
Resource Class	3,118,922	107,165,894	(37,467,649)	(51,677,589)
Corporate Class	704,514,058	(38,240,138)	(9,080,725)	(105,927,589)
Net increase (decrease) in net assets resulting from share transactions	1,311,910,448	(1,204,142,010)	426,649,125	7,749,838,240
Net increase (decrease) in net assets	1,311,849,816	(1,203,937,212)	426,426,535	7,750,063,214

Net assets:
Beginning of year	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439
End of year	$22,643,489,405	$21,331,639,589	$31,862,077,188	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36	Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	2020	2019	2020	2019
Operations:
Net investment income	$10,091,353	$25,841,669	$1,534,657	$2,660,015
Net realized gain (loss)	(57,411)	17,726	-	-
Net increase in net assets resulting from operations	10,033,942	25,859,395	1,534,657	2,660,015

Distributions to shareholders from distributable earnings:
Institutional Class	(9,782,969)	(25,123,428)	(1,172,112)	(1,816,364)
Private Investment Class	(65,930)	(111,394)	(106,524)	(305,352)
Personal Investment Class	(898)	(3,844)	(7,119)	(2,466)
Cash Management Class	(16,009)	(41,719)	(177,298)	(395,402)
Reserve Class	(212,244)	(557,964)	(50,307)	(80,976)
Resource Class	(1,150)	(3,101)	(21,222)	(59,305)
Corporate Class	(12,153)	(219)	(75)	(150)
Total distributions from distributable earnings	(10,091,353)	(25,841,669)	(1,534,657)	(2,660,015)

Share transactions-net:
Institutional Class	325,218,196	(235,306,840)	(10,043,247)	33,374,672
Private Investment Class	4,941,082	3,398,983	(10,353,451)	(7,570,673)
Personal Investment Class	630,111	(283,153)	1,041,703	2,531,656
Cash Management Class	(1,553,674)	(1,270,980)	(21,806,010)	(4,585,853)
Reserve Class	(123,709)	21,314,012	6,820,117	5,850,867
Resource Class	16,515	38,286	1,886,657	(1,381,960)
Corporate Class	10,431,998	216	85	135
Net increase (decrease) in net assets resulting from share transactions	339,560,519	(212,109,476)	(32,454,146)	28,218,844
Net increase (decrease) in net assets	339,503,108	(212,091,750)	(32,454,146)	28,218,844

Net assets:
Beginning of year	1,111,390,696	1,323,482,446	232,497,273	204,278,429
End of year	$1,450,893,804	$1,111,390,696	$200,043,127	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37	Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

	Resource Class
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/20	$1.0004	$0.0106	$(0.0006)	$0.0100	$(0.0098)	$-	$(0.0098)	$1.0006	1.01%	$366	0.37	%(c)	0.42	%(c)	1.07	%(c)
Year ended 08/31/19	1.0004	0.0217	0.0000	0.0217	(0.0217)	-	(0.0217)	1.0004	2.19	363	0.38		0.42		2.17
Year ended 08/31/18	1.0002	0.0153	(0.0011)	0.0142	(0.0140)	-	(0.0140)	1.0004	1.43	996	0.38		0.43		1.53
Year ended 08/31/17	1.00	0.0031	0.0036	0.0067	(0.0060)	(0.0005)	(0.0065)	1.0002	0.64	1,327	0.38		0.46		0.31
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	7,248	0.32		0.38		0.17
Invesco STIC Prime Portfolio
Year ended 08/31/20	1.0001	0.0104	(0.0013)	0.0091	(0.0092)	-	(0.0092)	1.0000	0.93	123	0.31	(c)	0.42	(c)	1.03	(c)
Year ended 08/31/19	1.0001	0.0210	0.0001	0.0211	(0.0211)	-	(0.0211)	1.0001	2.13	123	0.34		0.41		2.10
Year ended 08/31/18	1.0000	0.0139	(0.0002)	0.0137	(0.0136)	-	(0.0136)	1.0001	1.38	186	0.34		0.43		1.39
Year ended 08/31/17	1.00	0.0046	0.0008	0.0054	(0.0054)	-	(0.0054)	1.0000	0.54	184	0.34		0.43		0.46
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.16	16,866	0.25		0.40		0.15
Invesco Treasury Portfolio
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.79	635,713	0.31	(c)	0.37	(c)	0.73	(c)
Year ended 08/31/19	1.00	0.02	(0.00)	0.02	(0.02)	-	(0.02)	1.00	2.04	632,598	0.34		0.37		2.02
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.21	525,418	0.34		0.36		1.21
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.36	476,818	0.33		0.36		0.37
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	482,931	0.24		0.37		0.07
Invesco Government & Agency Portfolio
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.81	143,148	0.29	(c)	0.31	(c)	0.71	(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.06	180,617	0.32		0.32		2.04
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.22	232,293	0.31		0.31		1.19
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.40	342,143	0.31		0.31		0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.10	95,689	0.23		0.34		0.10
Invesco Treasury Obligations Portfolio
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.80	150	0.33	(c)	0.36	(c)	0.69	(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.01	134	0.34		0.37		1.99
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.19	95	0.34		0.37		1.18
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.32	94	0.30		0.38		0.36
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	194	0.16		0.56		0.09
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.65	3,004	0.30	(c)	0.50	(c)	0.65	(c)
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.22	1,117	0.36		0.51		1.22
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.85	2,499	0.36		0.54		0.85
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	5,999	0.35		0.53		0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	2,411	0.14		0.51		0.08

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)

Ratios are based on average daily net assets (000’s omitted) of $365, $123, $635,564, $187,999, $402 and $3,211 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38	Short-Term Investments Trust

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss)

39	Short-Term Investments Trust

from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or

40	Short-Term Investments Trust

instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the year ended August 31, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

41	Short-Term Investments Trust

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$916,953

Invesco STIC Prime Portfolio	354,758

Invesco Treasury Portfolio	6,130,127

Invesco Government & Agency Portfolio	-

Invesco Treasury Obligations Portfolio	274,586

Invesco Tax-Free Cash Reserve Portfolio	311,174

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the year ended August 31, 2020 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	$-	$733	$9	$-	$582	$21	$-

Invesco STIC Prime Portfolio	2,018	887	573	71	287	41	1

Invesco Treasury Portfolio	-	417,235	624,782	18,501	1,713,928	216,249	3,392

Invesco Government & Agency Portfolio	-	456,411	41,926	18,079	1,450,150	42,117	73

Invesco Treasury Obligations Portfolio	-	7,598	1,200	217	161,180	41	63

Invesco Tax-Free Cash Reserve Portfolio	33,144	8,664	5,729	2,215	92,327	1,605	1

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to

42	Short-Term Investments Trust

significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$93,743,593	$149,731,882	$-

Invesco STIC Prime Portfolio	49,203,977	45,363,263	-

Invesco Tax-Free Cash Reserve Portfolio	248,610,783	242,669,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019

	2020			2019
	Ordinary Income*	Ordinary Income-Tax- Exempt	Long-Term Capital Gains	Ordinary Income*	Ordinary Income-Tax- Exempt

Invesco Liquid Assets Portfolio	$29,970,218	$-	$-	$54,795,839	$-

Invesco STIC Prime Portfolio	5,414,497	-	-	12,099,439	-

Invesco Treasury Portfolio	163,582,316	-	198,121	484,811,474	-

Invesco Government & Agency Portfolio	264,469,100	-	31,696	518,471,634	-

Invesco Treasury Obligations Portfolio	10,091,353	-	-	25,841,669	-

Invesco Tax-Free Cash Reserve Portfolio	-	1,534,657	-	-	2,660,015

*	Includes short-term capital gain distributions, if any.

43	Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$3,354,188	$-	$(3,182,732)	$659,629	$(15,623)	$2,564,796,446	$2,565,611,908

Invesco STIC Prime Portfolio	1,639,256	-	(867,683)	2,566	-	322,403,496	323,177,635

Invesco Treasury Portfolio	2,573,305	-	(1,973,847)	(15,972)	-	22,642,905,919	22,643,489,405

Invesco Government & Agency Portfolio	1,162,580	-	(955,013)	-	(189,476)	31,862,059,097	31,862,077,188

Invesco Treasury Obligations Portfolio	91,628	-	(104,172)	(23,691)	(59,505)	1,450,989,544	1,450,893,804

Invesco Tax-Free Cash Reserve Portfolio	-	200,772	(305,726)	-	(19,092)	200,167,173	200,043,127

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2020, as follows:

Fund	Not Subject to Expiration	Total*
Invesco Liquid Assets Portfolio	$15,623	$15,623

Invesco Government & Agency Portfolio	189,476	189,476

Invesco Treasury Obligations Portfolio	59,505	59,505

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2020
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$2,614,636,741	$676,866	$(17,237)	$659,629

Invesco STIC Prime Portfolio	322,207,996	2,599	(33)	2,566

Invesco Treasury Portfolio	23,039,164,271	-	(15,972)	(15,972)

Invesco Treasury Obligations Portfolio	1,495,740,416	-	(23,691)	(23,691)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2020, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets.

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest

Invesco Liquid Assets Portfolio	$29,559	$(29,559)	$-

Invesco STIC Prime Portfolio	2,359	(2,359)	-

Invesco Treasury Portfolio	114,461	(153,462)	39,001

Invesco Government & Agency Portfolio	(1,417)	1,417	-

Invesco Treasury Obligations Portfolio	-	-	-

Invesco Tax-Free Cash Reserve Portfolio	-	-	-

44	Short-Term Investments Trust

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	15,429,264,962	$15,436,049,996	11,115,059,561	$11,118,203,826

Private Investment Class	556,769	556,939	286,881	286,945

Cash Management Class	57,447,877	57,471,129	183,906,129	183,953,776

Reserve Class	64,898	64,918	8,652	8,654

Resource Class	601	601	5,100	5,102

Corporate Class	172,360	172,517	396,987	397,046

Issued as reinvestment of dividends:
Institutional Class	6,416,422	6,418,790	10,250,841	10,253,316

Private Investment Class	32,532	32,543	86,006	86,026

Personal Investment Class	-	-	15	15

Cash Management Class	81,549	81,575	175,461	175,508

Reserve Class	1,504	1,504	5,870	5,872

Resource Class	3,570	3,570	20,583	20,589

Corporate Class	2,984	2,984	24,289	24,294

Reacquired:
Institutional Class	(15,321,899,211)	(15,328,325,818)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,765,341)	(1,765,827)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(63,868,033)	(63,888,213)	(180,975,556)	(181,024,536)

Reserve Class	(90,719)	(90,751)	(130,254)	(130,300)

Resource Class	(1,265)	(1,265)	(658,263)	(658,510)

Corporate Class	(463,261)	(463,480)	(2,019,990)	(2,020,536)

Net increase in share activity	105,958,198	$106,321,712	100,340,148	$100,411,184

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 75% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,515,191,563	$1,515,273,645	1,752,564,099	$1,752,564,558

Private Investment Class	46,700	46,700	106,492	106,492

Personal Investment Class	561	561	-	-

Cash Management Class	-	-	32,538	32,538

Reserve Class	281	281	342	342

Resource Class	182	182	-	-

Corporate Class	36	36	-	-

Issued as reinvestment of dividends:
Institutional Class	4,489,681	4,489,681	7,389,194	7,389,194

Private Investment Class	11,032	11,032	25,796	25,796

Personal Investment Class	2,832	2,832	199	199

Cash Management Class	3,278	3,278	9,022	9,022

Reserve Class	1,098	1,098	3,751	3,751

Resource Class	1,140	1,140	2,606	2,606

Corporate Class	215	215	457	457

Reacquired:
Institutional Class	(1,851,039,089)	(1,851,119,477)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(129,157)	(129,168)	(374,081)	(374,082)

Personal Investment Class	(48,590)	(48,594)	(175,789)	(175,789)

Cash Management Class	(99,534)	(99,535)	(220,468)	(220,468)

Reserve Class	(169,247)	(169,262)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(331,739,014)	$(331,737,351)	126,714,555	$126,714,106

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	182,665,163,108	$182,665,163,108	187,978,433,067	$187,978,433,067

Private Investment Class	1,486,970,970	1,486,970,970	1,261,646,363	1,261,646,363

Personal Investment Class	2,422,880,087	2,422,880,087	1,630,224,829	1,630,224,829

Cash Management Class	861,417,932	861,417,932	2,148,188,357	2,148,188,357

Reserve Class	1,819,500,275	1,819,500,275	847,847,187	847,847,187

Resource Class	333,477,473	333,477,473	883,852,393	883,852,393

Corporate Class	6,641,915,581	6,641,915,581	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:
Institutional Class	45,062,613	45,062,613	115,324,756	115,324,756

Private Investment Class	1,524,217	1,524,217	3,080,285	3,080,285

Personal Investment Class	2,137,800	2,137,800	2,964,198	2,964,198

Cash Management Class	3,199,903	3,199,903	8,004,739	8,004,739

Reserve Class	1,117,598	1,117,598	2,800,991	2,800,991

Resource Class	377,525	377,525	2,341,092	2,341,092

Corporate Class	2,642,981	2,642,981	6,377,933	6,377,933

Reacquired:
Institutional Class	(182,211,645,772)	(182,211,645,772)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,571,686,549)	(1,571,686,549)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(2,503,448,761)	(2,503,448,761)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(889,341,613)	(889,341,613)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(1,528,574,340)	(1,528,574,340)	(789,550,639)	(789,550,639)

Resource Class	(330,736,076)	(330,736,076)	(779,027,591)	(779,027,591)

Corporate Class	(5,940,044,504)	(5,940,044,504)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	1,311,910,448	$1,311,910,448	(1,204,142,010)	$(1,204,142,010)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	262,928,153,701	$262,928,153,701	201,304,629,047	$201,304,629,047

Private Investment Class	2,584,479,157	2,584,479,157	2,057,789,705	2,057,789,705

Personal Investment Class	62,737,197	62,737,197	33,910,046	33,910,046

Cash Management Class	657,577,573	657,577,573	970,595,900	970,595,900

Reserve Class	1,172,921,187	1,172,921,187	1,378,739,399	1,378,739,399

Resource Class	1,825,896,962	1,825,896,962	2,554,982,650	2,554,982,650

Corporate Class	820,373,313	820,373,313	573,841,827	573,841,827

Issued as reinvestment of dividends:
Institutional Class	73,415,945	73,415,945	126,914,764	126,914,764

Private Investment Class	3,046,192	3,046,192	4,227,798	4,227,798

Personal Investment Class	89,620	89,620	168,914	168,914

Cash Management Class	2,363,772	2,363,772	5,327,428	5,327,428

Reserve Class	1,290,595	1,290,595	3,618,437	3,618,437

Resource Class	1,403,826	1,403,826	3,149,980	3,149,980

Corporate Class	26,956	26,956	346,829	346,829

Reacquired:
Institutional Class	(262,745,539,103)	(262,745,539,103)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(2,538,024,638)	(2,538,024,638)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(65,288,286)	(65,288,286)	(26,408,192)	(26,408,192)

Cash Management Class	(593,465,577)	(593,465,577)	(944,272,368)	(944,272,368)

Reserve Class	(1,070,559,836)	(1,070,559,836)	(1,294,201,876)	(1,294,201,876)

Resource Class	(1,864,768,437)	(1,864,768,437)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(829,480,994)	(829,480,994)	(680,116,245)	(680,116,245)

Net increase in share activity	426,649,125	$426,649,125	7,749,838,240	$7,749,838,240

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 10% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

48	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity
	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,007,630,177	$2,007,630,177	902,898,047	$902,898,047

Private Investment Class	17,752,712	17,752,712	17,567,905	17,567,905

Personal Investment Class	12,396,845	12,396,845	1,755,557	1,755,557

Cash Management Class	38,202,008	38,202,008	1,001,917	1,001,917

Reserve Class	108,199,892	108,199,892	120,013,835	120,013,835

Resource Class	2,952,538	2,952,538	2,115,950	2,115,950

Corporate Class	16,000,000	16,000,000	-	-

Issued as reinvestment of dividends:
Institutional Class	1,687,442	1,687,442	2,012,405	2,012,405

Private Investment Class	65,930	65,930	107,684	107,684

Personal Investment Class	282	282	2,574	2,574

Cash Management Class	16,009	16,009	41,719	41,719

Reserve Class	212,244	212,244	513,925	513,925

Resource Class	424	424	1,002	1,002

Corporate Class	11,998	11,998	216	216

Reacquired:
Institutional Class	(1,684,099,423)	(1,684,099,423)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(12,877,560)	(12,877,560)	(14,276,606)	(14,276,606)

Personal Investment Class	(11,767,016)	(11,767,016)	(2,041,284)	(2,041,284)

Cash Management Class	(39,771,691)	(39,771,691)	(2,314,616)	(2,314,616)

Reserve Class	(108,535,845)	(108,535,845)	(99,213,748)	(99,213,748)

Resource Class	(2,936,447)	(2,936,447)	(2,078,666)	(2,078,666)

Corporate Class	(5,580,000)	(5,580,000)	-	-

Net increase (decrease) in share activity	339,560,519	$339,560,519	(212,109,476)	$(212,109,476)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 49% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

49	Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	310,891,005	$310,891,005	205,082,518	$205,082,518

Private Investment Class	11,295,911	11,295,911	57,208,640	57,208,640

Personal Investment Class	11,189,176	11,189,176	5,818,771	5,818,771

Cash Management Class	7,389,500	7,389,500	49,844,196	49,844,196

Reserve Class	58,297,928	58,297,928	52,342,069	52,342,069

Resource Class	4,102,971	4,102,971	31,003,313	31,003,313

Corporate Class	10	10	110,000	110,000

Issued as reinvestment of dividends:
Institutional Class	770,263	770,263	919,230	919,230

Private Investment Class	106,524	106,524	281,127	281,127

Personal Investment Class	7,119	7,119	385	385

Cash Management Class	164,121	164,121	309,533	309,533

Reserve Class	50,307	50,307	79,513	79,513

Resource Class	21,121	21,121	51,611	51,611

Corporate Class	75	75	135	135

Reacquired:
Institutional Class	(321,704,515)	(321,704,515)	(172,627,076)	(172,627,076)

Private Investment Class	(21,755,886)	(21,755,886)	(65,060,440)	(65,060,440)

Personal Investment Class	(10,154,592)	(10,154,592)	(3,287,500)	(3,287,500)

Cash Management Class	(29,359,631)	(29,359,631)	(54,739,582)	(54,739,582)

Reserve Class	(51,528,118)	(51,528,118)	(46,570,715)	(46,570,715)

Resource Class	(2,237,435)	(2,237,435)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(32,454,146)	$(32,454,146)	28,218,844	$28,218,844

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

50	Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Resource Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

51	Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(03/01/20)	(08/31/20)[1]	Period[2]	(08/31/20)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,001.90	$1.86	$1,023.28	$1.88	0.37%
Invesco STIC Prime Portfolio	1,000.00	1,001.50	1.36	1,023.78	1.37	0.27
Invesco Treasury Portfolio	1,000.00	1,000.60	1.36	1,023.78	1.37	0.27
Invesco Government & Agency Portfolio	1,000.00	1,000.70	1.31	1,023.83	1.32	0.26
Invesco Treasury Obligations Portfolio	1,000.00	1,000.90	1.66	1,023.48	1.68	0.33
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,002.30	1.16	1,023.98	1.17	0.23

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

52	Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

53	Short-Term Investments Trust

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components. The Board noted that each Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it

54	Short-Term Investments Trust

provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

55	Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State Income Tax
	Long Term Capital Gain Distributions	Business Interest Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Invesco Liquid Assets Portfolio	$-	99.19%	0.00%	0.00%	0.13%	0.00%
Invesco STIC Prime Portfolio	-	95.76%	0.00%	0.00%	0.07%	0.00%
Invesco Treasury Portfolio	198,121	99.91%	0.00%	0.00%	62.25%	0.00%
Invesco Government & Agency Portfolio	31,696	100.00%	0.00%	0.00%	24.37%	0.00%
Invesco Treasury Obligations Portfolio	-	100.00%	0.00%	0.00%	100.00%	0.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Liquid Assets Portfolio	$29,559	0.00%
Invesco STIC Prime Portfolio	-	0.00%
Invesco Treasury Portfolio	-	100.00%
Invesco Government & Agency Portfolio	-	100.00%
Invesco Treasury Obligations Portfolio	-	100.00%
Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

56	Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	198	None

		Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett - 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch - 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown - 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non - profit); and Vice President and Director of Grahamtastic Connection (non- profit)
Jack M. Fields - 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo Technologies, Inc. (Technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

T-2	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Eli Jones - 1961 Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman - 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP
Prema Mathai-Davis - 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

			198	Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulizer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management TeamOlayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

T-3	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Ann Barnett Stern - 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	198	None
Daniel S. Vandivort - 1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None
James D. Vaughn - 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson - 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non-profit organization managing regional electricity market)

T-4	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President, Principal Executive Officer and Treasurer	1999

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk - 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-5	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings(Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey -1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos - 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Principal Financial and Accounting Officer - Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer - Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc.

Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-6	Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl - 1969 Chief Compliance Officer	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds);Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster - 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President - Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	BankofNew YorkMellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-7	Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287                        Invesco Distributors, Inc.                                                                                     CM-STIT-AR-4

Annual Report to Shareholders	August 31, 2020

Private Investment Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient US economy, solid corporate earnings and a newly accommodative US Federal Reserve (the Fed), which helped propel risk assets higher, particularly equities. The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

    Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

    Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

    During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal” and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation” and that “employment can run at or above real-time estimates of its maximum level without causing concern.”1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

Again, thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

2 Source: US Treasury Department

3                             Short-Term Investments Trust

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

4                             Short-Term Investments Trust

Fund Data

Private Investment Class data as of 8/31/20
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	19 -49 days	39 days	56 days	$3.5 million
Invesco STIC Prime[1]	7 - 20 days	9 days	10 days	1.3 million
Invesco Treasury[2]	14 -59 days	38 days	103 days	422.8 million
Invesco Government & Agency[2]	7 - 44 days	22 days	112 days	582.1 million
Invesco Treasury Obligations[2]	28 -59 days	54 days	109 days	14.4 million
Invesco Tax-Free Cash Reserve[3]	7 - 15 days	8 days	8 days	10.1 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

5                             Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

6                             Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/20

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
1 - 7	41.1%	52.9%	37.6%	25.9%	3.6%	0.9%
8 - 30	13.2	30.4	12.4	16.6	26.0	95.6
31 - 60	10.4	16.7	9.9	13.6	21.1	3.3
61 - 90	9.6	0.0	5.1	9.9	15.6	0.2
91 - 180	17.9	0.0	18.4	9.9	20.4	0.0
181+	7.8	0.0	16.6	24.1	13.3	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

7                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-41.89%(a)

Asset-Backed Securities - Fully Supported Bank-14.49%

Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(b)	0.21%	11/24/2020	$30,000	$29,988,100

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	50,000	49,999,028

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.40%	12/01/2020	25,000	25,011,673

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.39%	01/05/2021	16,500	16,508,425

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	5,000	5,002,096

Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	30,000	29,992,708

Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,992,350

LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	40,000	39,950,600

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	30,000	29,998,320

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.27%	11/03/2020	25,759	25,750,345

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.31%	09/02/2020	21,000	20,999,849

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	55,000	54,984,774

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	18,750	18,736,308

				371,914,576

Diversified Banks-10.72%

Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	10,000	10,001,179

Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	20,000	20,006,229

Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,995,487

Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	30,000	29,978,492

HSBC Bank PLC (3 mo. USD LIBOR + 0.20%) (United Kingdom)(b)(c)(d)	0.76%	11/02/2020	20,000	20,007,281

Natixis S.A.(b)	0.35%	11/30/2020	5,000	4,997,915

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.21%	02/16/2021	50,000	49,963,618

NRW Bank (Germany)(b)(c)	0.11%	09/04/2020	50,000	49,999,472

Royal Bank of Canada (SOFR + 0.40%) (Canada)(b)(c)(d)	0.49%	10/07/2020	35,000	35,012,225

Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.43%	06/11/2021	15,000	15,012,191

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	5,000	5,000,298

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,003,086

				274,977,473

Diversified Capital Markets-2.92%

Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	0.17%	10/19/2020	50,000	49,981,285

UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,973,742

				74,955,027

Other Diversified Financial Services-2.92%

Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000

Erste Abwicklungsanstalt (Germany)(b)(c)	0.00%	03/01/2021	50,000	49,962,589

				74,962,589

Regional Banks-7.41%

Banque et Caisse d’Epargne de l’Etat (Luxembourg)(b)	1.45%	09/10/2020	25,000	24,999,549

BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.30%) (United Kingdom)(b)(c)(d)	0.46%	09/11/2020	25,000	25,002,485

BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.27%) (United Kingdom)(b)(c)(d)	0.44%	10/27/2020	40,000	40,016,979

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	50,000	49,999,683

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%) (Sweden)(b)(c)(d)	0.41%	12/30/2020	50,000	50,022,297

				190,040,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Specialized Finance-3.43%

FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	$50,000	$49,980,312

FMS Wertmanagement (Germany)(b)(c)	0.20%	03/04/2021	25,000	24,976,618

Pacific Life Short Term Funding LLC(c)	0.22%	10/16/2020	13,000	12,997,409

				87,954,339

Total Commercial Paper (Cost $1,074,442,925)				1,074,804,997

Certificates of Deposit-16.96%
Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(b)(d)	0.46%	09/09/2020	15,000	15,000,743

Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(b)(d)	0.38%	11/13/2020	20,000	20,007,396

Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(b)(d)	0.45%	09/18/2020	20,000	20,002,088

Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(b)(d)	0.34%	01/22/2021	15,000	15,010,086

KBC Bank N.V.(b)	0.10%	09/03/2020	50,000	50,000,025

Natixis S.A. (3 mo. USD LIBOR + 0.11%)(b)(d)	0.41%	10/02/2020	35,000	35,005,684

Rabobank Nederland (Netherlands)(b)	0.08%	09/01/2020	120,000	120,000,000

Sumitomo Mitsui Trust Bank Ltd.(b)	0.10%	09/03/2020	50,000	50,000,004

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(d)	0.36%	11/24/2020	20,000	20,007,144

Toronto-Dominion Bank (The) (SOFR + 0.42%)(b)(d)	0.51%	09/30/2020	25,000	25,007,497

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(b)(d)	0.43%	06/10/2021	15,000	15,007,518

Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(b)(d)	0.40%	07/08/2021	50,000	50,048,806

Total Certificates of Deposit (Cost $435,000,000)				435,096,991

U.S. Dollar Denominated Bonds & Notes-6.08%

Diversified Banks-3.96%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d)	1.24%	06/01/2021	33,400	33,637,550

Bank of Nova Scotia (The) (Canada)(b)	2.50%	01/08/2021	10,103	10,184,337

HSBC Bank PLC (United Kingdom)(b)(c)	4.75%	01/19/2021	47,285	48,085,599

U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,561,469

				101,468,955

Diversified Capital Markets-1.18%
UBS AG (Switzerland)(b)(c)	2.45%	12/01/2020	30,260	30,372,098

Technology Hardware, Storage & Peripherals-0.94%

Apple, Inc.	2.25%	02/23/2021	23,971	24,162,301

Total U.S. Dollar Denominated Bonds & Notes (Cost $155,802,618)				156,003,354

Variable Rate Demand Notes-2.68%(e)

Credit Enhanced-2.68%
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	9,300	9,299,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	2,600	2,600,000

Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.05%	11/01/2035	18,225	18,225,000

New York (State of) Housing Finance Agency (160 Madison); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	11/01/2046	3,400	3,400,000

New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	05/01/2041	2,400	2,400,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.08%	11/01/2035	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced-(continued)
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	$30,000	$30,000,000

Total Variable Rate Demand Notes (Cost $68,824,999)				68,824,999

U.S. Treasury Securities-1.95%
U.S. Treasury Bills-1.95%(a)
U.S. Treasury Bills (Cost $49,993,875)	0.09%	10/20/2020	50,000	49,993,705

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.56%
(Cost $1,784,064,417)				1,784,724,046

			Repurchase
			Amount
Repurchase Agreements-32.38%(g)

BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(b)	0.20%	09/01/2020	30,000,167	30,000,000

BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% - 6.69%; 10/22/2021 - 06/20/2070)(b)	0.23%	09/01/2020	15,000,096	15,000,000

BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(b)(h)	0.30%	09/03/2020	10,000,583	10,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(b)	0.20%	09/01/2020	35,000,194	35,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(b)(h)	0.24%	09/23/2020	35,007,000	35,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(b)(h)	0.22%	09/03/2020	5,000,214	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(b)(h)	0.20%	09/03/2020	15,000,583	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(b)	0.20%	09/01/2020	15,000,083	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(b)	0.25%	09/01/2020	10,000,069	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	$195,572,813	$195,572,324

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	65,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(b)(i)	0.23%	-	-	35,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(b)	0.23%	09/01/2020	30,000,191	30,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	240,000,600	240,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(b)(i)	0.26%	-	-	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 - 09/30/2049)(b)(i)	0.19%	-	-	55,000,000

Total Repurchase Agreements (Cost $830,572,324)				830,572,324

TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.94% (Cost $2,614,636,741)				2,615,296,370

OTHER ASSETS LESS LIABILITIES-(1.94)%				(49,684,462)

NET ASSETS-100.00%				$2,565,611,908

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Netherlands: 10.8%; Canada: 10.5%; Germany: 7.8%; Japan: 7.6%; United Kingdom: 6.0%; other countries less than 5% each: 21.5%.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $1,136,214,679, which represented 44.29% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper-22.90%(a)

Asset-Backed Securities - Fully Supported Bank-13.62%

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/16/2020	$10,000	$9,999,751

LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/14/2020	5,000	4,999,728

Nieuw Amsterdam Receivables Corp. (Multi - CEP’s)(b)(c)	0.15%	09/17/2020	10,000	9,999,310

Regency Markets No. 1 LLC (CEP - HSBC Bank PLC)(b)(c)	0.15%	09/08/2020	10,000	9,999,698

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	09/04/2020	9,000	8,999,876

				43,998,363

Diversified Banks-9.28%

BNG Bank N.V. (Netherlands)(b)(c)	0.15%	09/14/2020	10,000	9,999,728

Dexia Credit Local S.A. (France)(b)(c)	0.15%	10/20/2020	10,000	9,998,445

NRW Bank (Germany)(b)(c)	0.17%	10/13/2020	10,000	9,998,399

				29,996,572

Total Commercial Paper (Cost $73,993,356)				73,994,935

Variable Rate Demand Notes-11.33%(d)

Credit Enhanced-11.33%

Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.12%	10/01/2039	9,300	9,300,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	3,160	3,160,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	2,100	2,100,000

San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	2,975	2,975,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	6,000	6,000,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.16%	01/01/2033	5,300	5,300,000

Total Variable Rate Demand Notes (Cost $36,635,000)				36,635,000

Certificates of Deposit-10.12%

Industrial & Commercial Bank of China Ltd.(c)	0.24%	10/09/2020	12,000	12,000,429

Oversea Chinese Banking Corp. Ltd.(c)	0.26%	09/16/2020	3,700	3,700,220

Rabobank Nederland (Netherlands)(c)	0.08%	09/01/2020	5,000	5,000,000

Skandinaviska Enskilda Banken AB(c)	0.24%	10/01/2020	12,000	12,001,291

Total Certificates of Deposit (Cost $32,700,953)				32,701,940

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.35% (Cost $143,329,309)				143,331,875

			Repurchase Amount

Repurchase Agreements-55.35%(g)

BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(c)	0.20%	09/01/2020	5,000,027	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	$5,000,292	$5,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(c)	0.20%	09/01/2020	5,000,028	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	5,000,194	5,000,000

Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2020, maturing value of $10,000,000 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $10,498,122; 0.00% - 10.23%; 09/17/2020 - 09/15/2072)(c)(i)	0.41%	10/05/2020	10,000,000	10,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 -06/03/2050)(c)	0.25%	09/01/2020	5,000,035	5,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	28,878,759	28,878,687

J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,753,628; 0.00% - 8.38%; 11/01/2024 -07/30/2076)(j)	0.28%	-	-	15,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% - 2.88%; 10/17/2024 -10/17/2029)(c)(j)	0.21%	-	-	10,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(j)	0.23%	-	-	15,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(c)	0.23%	09/01/2020	10,000,064	10,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 -09/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% -12.25%; 03/09/2021 - 12/15/2072)(c)(j)	0.26%	-	-	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000

Total Repurchase Agreements (Cost $178,878,687)				178,878,687

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.70% (Cost $322,207,996)				322,210,562

OTHER ASSETS LESS LIABILITIES-0.30%				967,073

NET ASSETS-100.00%				$323,177,635

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $87,094,935, which represented 26.95% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 10.2%; Netherlands: 9.3%; Switzerland: 7.7%; France: 7.4%; Canada: 6.2%; China: 5.3%; other countries less than 5% each: 14.1%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-59.83%
U.S. Treasury Bills-35.54%(a)
U.S. Treasury Bills	0.13%-1.02%	09/03/2020	$650,000	$649,985,306

U.S. Treasury Bills	0.14%	09/08/2020	250,000	249,993,194

U.S. Treasury Bills	0.15%-1.77%	09/10/2020	450,000	449,923,875

U.S. Treasury Bills	0.09%-0.14%	09/17/2020	600,000	599,970,000

U.S. Treasury Bills	0.17%	09/22/2020	250,000	249,975,208

U.S. Treasury Bills	0.14%	09/29/2020	250,000	249,973,750

U.S. Treasury Bills	0.19%	10/08/2020	250,000	249,952,465

U.S. Treasury Bills	0.15%	10/13/2020	200,000	199,965,000

U.S. Treasury Bills	0.18%	10/15/2020	250,000	249,945,000

U.S. Treasury Bills	0.09%-0.16%	10/20/2020	550,000	549,910,507

U.S. Treasury Bills	0.16%	10/29/2020	250,000	249,937,570

U.S. Treasury Bills	0.12%-0.18%	11/10/2020	350,000	349,889,167

U.S. Treasury Bills	0.19%	11/17/2020	250,000	249,898,403

U.S. Treasury Bills	0.19%	11/24/2020	250,000	249,892,083

U.S. Treasury Bills	0.10%-0.11%	11/27/2020	300,000	299,925,083

U.S. Treasury Bills	0.17%	12/03/2020	200,000	199,912,167

U.S. Treasury Bills	0.16%	12/08/2020	250,000	249,894,514

U.S. Treasury Bills	0.19%	12/10/2020	250,000	249,871,528

U.S. Treasury Bills	0.16%	12/15/2020	350,000	349,873,854

U.S. Treasury Bills	0.15%	12/22/2020	150,000	149,932,333

U.S. Treasury Bills	0.11%-0.18%	12/24/2020	400,000	399,819,500

U.S. Treasury Bills	0.17%	12/31/2020	200,000	199,889,083

U.S. Treasury Bills	0.00%	02/02/2021	200,000	199,905,889

U.S. Treasury Bills	0.12%-0.26%	02/25/2021	400,000	399,631,250

U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,476,111

U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,798,749

				8,047,141,589

U.S. Treasury Notes-24.29%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	781,000	780,884,897

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	638,500	638,393,038

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	500,000	499,984,043

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	450,000	450,408,650

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	500,000	499,763,324

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	544,000	544,467,361

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	400,000	400,010,889

U.S. Treasury Notes	1.38%	09/30/2020	163,000	163,044,631

U.S. Treasury Notes	2.75%	09/30/2020	200,000	200,206,633

U.S. Treasury Notes	1.63%	10/15/2020	150,000	150,108,373

U.S. Treasury Notes	1.88%	12/15/2020	155,000	155,432,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)
U.S. Treasury Notes	2.38%	12/31/2020	$100,000	$100,271,557

U.S. Treasury Notes	2.50%	12/31/2020	15,000	15,103,869

U.S. Treasury Notes	2.00%	01/15/2021	185,000	185,712,060

U.S. Treasury Notes	2.13%	01/31/2021	254,000	255,858,954

U.S. Treasury Notes	3.63%	02/15/2021	255,000	258,796,530

U.S. Treasury Notes	2.00%	02/28/2021	25,000	25,202,199

U.S. Treasury Notes	2.25%	03/31/2021	175,000	176,878,541

				5,500,527,984

Total U.S. Treasury Securities (Cost $13,547,669,573)				13,547,669,573

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-59.83%
(Cost $13,547,669,573)				13,547,669,573

			Repurchase
			Amount
Repurchase Agreements-41.92%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,096; 0.13% - 5.50%; 12/31/2021 - 11/15/2044)	0.07%	09/01/2020	400,000,778	400,000,000

Bank of Nova Scotia, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,006; 0.00% - 8.00%; 09/01/2020 - 05/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000

BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	747,966,219	747,964,765

BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(d)	0.11%	09/04/2020	300,027,500	300,000,000

Citigroup Global Markets, Inc., term agreement dated 08/25/2020, maturing value of $300,004,083 (collateralized by U.S. Treasury obligations valued at $306,000,000; 0.00%; 02/15/2032 - 02/15/2045)(d)	0.07%	09/01/2020	300,004,083	300,000,000

DNB Bank ASA, agreement dated 08/31/2020, maturing value of $750,001,458 (collateralized by U.S. Treasury obligations valued at $765,000,002; 0.13% - 2.88%; 01/15/2021 - 08/15/2028)	0.07%	09/01/2020	750,001,458	750,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2020, maturing value of $100,000,250 (collateralized by a U.S. Treasury obligation valued at $102,000,043; 2.13%; 05/15/2022)	0.09%	09/01/2020	100,000,250	100,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000

Goldman Sachs & Co., agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.00% - 3.13%; 09/30/2020 - 08/15/2049)	0.07%	09/01/2020	250,000,486	250,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	100,012,839	100,012,589

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,591	250,000,966

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(e)	0.07%	-	-	630,000,000

Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	300,138,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	$300,147,000	$300,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(d)	0.09%	09/03/2020	100,002,156	100,000,406

Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2020, maturing value of $850,001,653 (collateralized by U.S. Treasury obligations valued at $867,000,078; 0.13% - 4.63%; 09/30/2021 - 11/15/2049)	0.07%	09/01/2020	850,001,653	850,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(d)	0.09%	09/03/2020	315,380,519	315,375,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/27/2020, maturing value of $100,001,556 (collateralized by a U.S. Treasury obligation valued at $102,001,065; 2.63%; 02/15/2029)(d)	0.08%	09/03/2020	100,001,555	100,000,000

Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $282,688,285 (collateralized by U.S. Treasury obligations valued at $289,170,000; 0.00%; 11/15/2027 - 08/15/2037)	0.10%	09/01/2020	282,688,285	282,687,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $365,438,515 (collateralized by U.S. Treasury obligations valued at $376,135,000; 0.00%; 08/15/2033 - 02/15/2045)	0.10%	09/01/2020	365,438,515	365,437,500

RBC Dominion Securities Inc., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,002; 0.13% - 3.75%; 04/15/2022 - 08/15/2050)	0.07%	09/01/2020	400,000,778	400,000,000

Royal Bank of Canada, agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,098; 1.75% - 3.88%; 04/30/2022 - 02/15/2046)	0.07%	09/01/2020	250,000,486	250,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(e)	0.07%	-	-	1,000,000,000

Sumitomo Mitsui Banking Corp., agreement dated 08/31/2020, maturing value of $300,000,583 (collateralized by U.S. Treasury obligations valued at $306,000,054; 0.00% - 2.63%; 10/08/2020 - 02/28/2023)	0.07%	09/01/2020	300,000,583	300,000,000

Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,022; 2.38% - 3.38%; 05/15/2028 - 11/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000

Total Repurchase Agreements (Cost $9,491,478,726)				9,491,478,726

TOTAL INVESTMENTS IN SECURITIES(f)-101.75% (Cost $23,039,148,299)				23,039,148,299

OTHER ASSETS LESS LIABILITIES-(1.75)%				(395,658,894)

NET ASSETS-100.00%				$22,643,489,405

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities-40.74%

Federal Farm Credit Bank (FFCB)-4.07%

Federal Farm Credit Bank	0.25%	09/01/2020	$68,000	$68,000,000

Federal Farm Credit Bank	0.25%	09/21/2020	200,000	199,972,222

Federal Farm Credit Bank	0.50%	10/20/2020	35,000	34,976,181

Federal Farm Credit Bank	0.15%	11/16/2020	25,000	24,992,083

Federal Farm Credit Bank	0.17%	11/27/2020	150,000	149,938,375

Federal Farm Credit Bank	0.40%	01/19/2021	15,000	14,976,667

Federal Farm Credit Bank	0.44%	03/24/2021	150,000	149,626,000

Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	05/07/2021	23,000	23,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(a)	0.25%	05/07/2021	55,000	55,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.17%	06/10/2021	14,000	14,000,000

Federal Farm Credit Bank (SOFR + 0.28%)(a)	0.37%	10/01/2021	365,000	365,000,000

Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	02/22/2022	16,555	16,555,000

Federal Farm Credit Bank (SOFR + 0.19%)(a)	0.28%	07/14/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	0.24%	07/28/2022	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.16%	08/11/2022	108,000	108,000,000

				1,297,036,528

Federal Home Loan Bank (FHLB)-29.01%

Federal Home Loan Bank	0.20%	09/09/2020	4,659	4,658,793

Federal Home Loan Bank	0.16%	09/18/2020	150,000	149,979,458

Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	09/22/2020	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	09/28/2020	621,500	621,500,000

Federal Home Loan Bank	2.63%	10/01/2020	15,000	15,027,699

Federal Home Loan Bank	0.32%	10/02/2020	25,000	24,993,111

Federal Home Loan Bank	0.30%	10/05/2020	300,000	299,915,000

Federal Home Loan Bank	0.29%-0.30%	10/09/2020	350,000	349,891,278

Federal Home Loan Bank	0.30%	10/15/2020	39,000	38,985,700

Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/16/2020	20,000	20,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	10/19/2020	10,000	10,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/20/2020	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	10/22/2020	115,000	115,000,000

Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	10/23/2020	290,000	290,000,000

Federal Home Loan Bank	0.30%	10/26/2020	250,000	249,885,417

Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	11/06/2020	240,000	240,000,000

Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	11/06/2020	90,000	89,999,180

Federal Home Loan Bank	0.52%	11/09/2020	100,000	99,900,333

Federal Home Loan Bank	0.16%	11/12/2020	100,000	99,968,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	11/13/2020	265,000	265,000,000

Federal Home Loan Bank	0.26%	11/13/2020	50,000	49,983,778

Federal Home Loan Bank	0.30%	11/16/2020	88,000	87,944,267

Federal Home Loan Bank	0.30%	11/17/2020	160,000	159,897,333

Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	11/25/2020	645,000	645,000,000

Federal Home Loan Bank	0.34%	11/25/2020	304,329	304,084,691

Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	12/04/2020	250,000	250,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	12/15/2020	185,000	185,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	12/24/2020	85,000	85,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/22/2021	$109,000	$109,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/28/2021	173,000	173,000,000

Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,598,775

Federal Home Loan Bank	1.38%	02/18/2021	10,410	10,452,989

Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	02/19/2021	145,000	145,000,000

Federal Home Loan Bank (SOFR + 0.04%)(a)	0.13%	02/25/2021	46,000	46,000,000

Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	02/26/2021	198,000	198,000,000

Federal Home Loan Bank	0.45%	03/08/2021	290,000	289,318,500

Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	03/11/2021	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	03/12/2021	345,000	345,000,000

Federal Home Loan Bank	0.30%	03/17/2021	100,000	99,835,833

Federal Home Loan Bank (SOFR + 0.11%)(a)	0.20%	03/25/2021	40,000	40,000,000

Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,505,652

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/09/2021	15,000	15,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/13/2021	77,000	77,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/14/2021	550,000	550,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/19/2021	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	04/21/2021	75,000	75,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	06/24/2021	240,000	240,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	07/09/2021	190,000	190,000,000

Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	07/23/2021	321,000	321,000,000

Federal Home Loan Bank (SOFR + 0.06%)(a)	0.15%	08/24/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.17%)(a)	0.26%	11/12/2021	127,000	127,000,000

Federal Home Loan Bank (SOFR + 0.15%)(a)	0.24%	11/15/2021	355,000	355,000,000

Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	08/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	08/19/2022	315,000	315,000,000

				9,243,325,787

Federal Home Loan Mortgage Corp. (FHLMC)-2.62%
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	09/08/2020	24,100	24,100,023

Federal Home Loan Mortgage Corp.	1.88%	11/17/2020	4,215	4,227,482

Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	0.13%	12/14/2020	150,000	150,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	02/19/2021	55,000	55,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(a)	0.39%	06/30/2021	45,000	45,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(a)	0.41%	09/30/2021	412,000	412,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(a)	0.40%	01/03/2022	145,000	145,000,000

				835,327,505

Federal National Mortgage Association (FNMA)-3.84%
Federal National Mortgage Association	0.25%	09/23/2020	120,000	119,981,740

Federal National Mortgage Association	2.88%	10/30/2020	12,500	12,548,550

Federal National Mortgage Association (SOFR + 0.04%)(a)	0.13%	01/29/2021	25,000	24,979,009

Federal National Mortgage Association (SOFR + 0.25%)(a)	0.34%	03/24/2021	185,000	185,000,000

Federal National Mortgage Association (SOFR + 0.21%)(a)	0.30%	07/01/2021	150,000	150,000,000

Federal National Mortgage Association (SOFR + 0.23%)(a)	0.32%	07/06/2021	156,000	156,000,000

Federal National Mortgage Association (SOFR + 0.28%)(a)	0.37%	07/06/2021	225,000	225,000,000

Federal National Mortgage Association (SOFR + 0.30%)(a)	0.39%	01/07/2022	350,000	350,000,000

				1,223,509,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-1.20%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2020	$116,000	$116,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	06/15/2025	24,000	24,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	07/15/2025	26,111	26,111,112

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2025	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	10,000	10,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	8,000	8,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	4,600	4,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	02/15/2028	16,667	16,666,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	11/15/2028	75,000	75,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	05/15/2030	8,541	8,541,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	10/15/2030	8,000	8,000,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.16%	07/09/2026	30,600	30,600,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	03/15/2030	43,875	43,875,000

				381,393,779

Total U.S. Government Sponsored Agency Securities (Cost $12,980,592,898)				12,980,592,898

U.S. Treasury Securities-24.86%

U.S. Treasury Bills-17.19%(c)

U.S. Treasury Bills	0.12%-0.14%	09/08/2020	700,000	699,981,722

U.S. Treasury Bills	0.20%	09/10/2020	200,000	199,989,900

U.S. Treasury Bills	0.14%	09/17/2020	100,000	99,993,778

U.S. Treasury Bills	0.14%	09/29/2020	150,000	149,984,250

U.S. Treasury Bills	0.17%	10/01/2020	135,000	134,981,437

U.S. Treasury Bills	0.14%	10/06/2020	200,000	199,972,778

U.S. Treasury Bills	0.16%-0.19%	10/08/2020	250,000	249,955,035

U.S. Treasury Bills	0.15%	10/13/2020	670,000	669,884,850

U.S. Treasury Bills	0.18%	10/15/2020	100,000	99,978,000

U.S. Treasury Bills	0.15%	10/27/2020	300,000	299,930,000

U.S. Treasury Bills	0.15%	10/29/2020	800,000	799,806,667

U.S. Treasury Bills	0.17%	11/03/2020	100,000	99,970,250

U.S. Treasury Bills	0.15%	11/05/2020	375,000	374,898,438

U.S. Treasury Bills	0.18%	11/10/2020	250,000	249,912,500

U.S. Treasury Bills	0.15%	11/12/2020	100,000	99,971,000

U.S. Treasury Bills	0.10%	12/03/2020	150,000	149,961,249

U.S. Treasury Bills	0.18%-0.19%	12/10/2020	250,000	249,872,222

U.S. Treasury Bills	1.47%	12/31/2020	100,000	99,511,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Bills(c)-(continued)

U.S. Treasury Bills	0.17%	01/07/2021	$300,000	$299,823,999

U.S. Treasury Bills	0.18%	02/25/2021	150,000	149,867,250

U.S. Treasury Bills	0.17%	04/22/2021	100,000	99,893,208

				5,478,140,332

U.S. Treasury Notes-7.67%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(a)	0.22%	01/31/2021	445,000	444,928,230

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	0.24%	04/30/2021	720,000	719,899,522

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(a)	0.33%	07/31/2021	170,000	170,109,131

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(a)	0.41%	10/31/2021	550,000	550,669,433

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	0.26%	01/31/2022	25,000	24,994,371

U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,995,609

U.S. Treasury Notes	2.75%	09/30/2020	190,000	190,170,394

U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,019,624

U.S. Treasury Notes	2.50%	12/31/2020	25,000	25,173,115

U.S. Treasury Notes	2.13%	01/31/2021	25,000	25,182,968

U.S. Treasury Notes	3.63%	02/15/2021	25,000	25,371,676

U.S. Treasury Notes	2.00%	02/28/2021	34,000	34,274,991

U.S. Treasury Notes	2.50%	02/28/2021	37,000	37,389,483

				2,443,178,547

Total U.S. Treasury Securities (Cost $7,921,318,879)				7,921,318,879

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.60% (Cost $20,901,911,777)				20,901,911,777

			Repurchase
			Amount
Repurchase Agreements-34.50%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities and and U.S. Treasury obligations valued at $510,000,010; 2.00% - 5.65%; 01/01/2021 - 08/20/2050)	0.09%	09/01/2020	142,806,355	142,805,998

BNP Paribas Securities Corp., agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by U.S. Treasury obligations, a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $510,000,000; 0.00% - 7.00%; 09/08/2020 - 10/20/2067)	0.09%	09/01/2020	500,001,250	500,000,000

BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	547,107,491	547,106,427

BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(e)	0.11%	09/04/2020	450,041,250	450,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $2,355,215,875 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,402,100,000; 0.00% - 7.63%; 09/10/2020 - 10/20/2067)(e)	0.11%	09/04/2020	1,640,150,333	1,640,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Citigroup Global Markets, Inc., agreement dated 08/31/2020, maturing value of $650,001,264 (collateralized by U.S. Treasury obligations valued at $663,000,000; 0.00%; 11/15/2020 - 08/15/2050)	0.07%	09/01/2020	$650,001,264	$650,000,000

Fixed Income Clearing Corp. -Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	200,009,092	200,008,592

ING Financial Markets, LLC, joint term agreement dated 07/23/2020, aggregate maturing value of $150,041,875 (collateralized by domestic agency mortgage-backed securities valued at $153,000,002; 2.50% - 4.50%; 04/01/2038 - 01/01/2057)	0.15%	09/28/2020	87,024,288	87,000,000

ING Financial Markets, LLC, joint term agreement dated 08/20/2020, aggregate maturing value of $300,026,667 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00% - 5.00%; 09/01/2042 - 06/01/2056)	0.10%	09/21/2020	205,018,222	205,000,000

ING Financial Markets, LLC, term agreement dated 08/05/2020, maturing value of $250,025,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 2.50% - 4.50%; 08/01/2040 - 01/01/2057)(e)	0.12%	09/04/2020	250,025,000	250,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	228,564,957	228,564,386

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,355	250,000,730

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 -11/15/2023)(f)	0.07%	-	-	150,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage- backed securities and a U.S. treasury obligation valued at $510,000,087; 0.00% - 7.50%; 12/03/2020 - 09/01/2050)(f)	0.08%	-	-	350,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage- backed securities and a U.S. treasury obligation valued at $295,800,007; 0.00% - 8.13%; 08/15/2021 - 09/01/2057)(f)	0.12%	-	-	240,000,000

J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage- backed securities and a U.S. treasury obligation valued at $408,000,043; 0.61% - 8.50%; 12/01/2020 - 02/16/2058)(f)	0.09%	-	-	275,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 0.00% - 6.00%; 09/01/2026 - 06/01/2050)(f)	0.80%	-	-	250,000,000

Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	140,064,400	140,000,000

Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	130,063,700	130,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(e)	0.09%	09/03/2020	170,006,094	170,003,119

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 0.44% - 0.88%; 10/25/2035 - 04/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(e)	0.09%	09/03/2020	$452,045,411	$452,037,500

Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $592,485,396 (collateralized by U.S. Treasury obligations valued at $609,319,750; 0.00%; 02/15/2026 - 11/15/2043)	0.10%	09/01/2020	592,485,396	592,483,750

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $42,500,118 (collateralized by a U.S. Treasury obligation valued at $43,521,000; 0.00%; 08/15/2033)	0.10%	09/01/2020	42,500,118	42,500,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2020, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and a foreign corporate obligation valued at $1,275,000,249; 0.00% - 8.00%; 09/01/2020 - 08/20/2065)(a)(e)	0.14%	11/02/2020	920,000,000	920,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	534,963,985	534,962,648

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(f)	0.07%	-	-	320,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	173,100,767	173,100,334
Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50% - 3.00%; 12/20/2049 - 01/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000

Total Repurchase Agreements (Cost $10,990,573,484)				10,990,573,484

TOTAL INVESTMENTS IN SECURITIES(g)-100.10% (Cost $31,892,485,261)				31,892,485,261

OTHER ASSETS LESS LIABILITIES-(0.10)%				(30,408,073)

NET ASSETS-100.00%				$31,862,077,188

Investment Abbreviations:
LIBOR -London Interbank Offered Rate
SOFR -Secured Overnight Financing Rate
USD -U.S. Dollar
VRD -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-103.09%

U.S. Treasury Bills-88.36%(a)

U.S. Treasury Bills	0.09%-0.14%	09/01/2020	$61,500	$61,500,000

U.S. Treasury Bills	0.09%-1.02%	09/03/2020	36,717	36,716,511

U.S. Treasury Bills	0.08%-0.14%	09/08/2020	80,100	80,098,539

U.S. Treasury Bills	0.15%-1.78%	09/10/2020	35,000	34,996,031

U.S. Treasury Bills	0.09%-0.11%	09/15/2020	60,000	59,997,822

U.S. Treasury Bills	0.14%-0.18%	09/17/2020	60,000	59,995,411

U.S. Treasury Bills	0.08%-0.19%	09/22/2020	67,200	67,195,449

U.S. Treasury Bills	0.16%	09/24/2020	20,000	19,998,019

U.S. Treasury Bills	0.10%-0.14%	09/29/2020	40,000	39,996,889

U.S. Treasury Bills	0.10%-0.17%	10/01/2020	53,980	53,973,710

U.S. Treasury Bills	0.15%-1.63%	10/08/2020	57,000	56,983,304

U.S. Treasury Bills	0.10%	10/13/2020	4,900	4,899,428

U.S. Treasury Bills	0.14%-0.18%	10/15/2020	45,000	44,991,713

U.S. Treasury Bills	0.09%	10/20/2020	35,000	34,995,713

U.S. Treasury Bills	0.12%-0.15%	10/22/2020	30,000	29,994,546

U.S. Treasury Bills	0.15%	10/27/2020	20,000	19,995,333

U.S. Treasury Bills	0.11%-0.16%	10/29/2020	60,000	59,987,554

U.S. Treasury Bills	0.17%	11/03/2020	5,000	4,998,513

U.S. Treasury Bills	0.10%-0.15%	11/05/2020	60,000	59,987,361

U.S. Treasury Bills	0.12%-0.18%	11/10/2020	25,000	24,992,417

U.S. Treasury Bills	0.11%-0.16%	11/12/2020	46,000	45,988,940

U.S. Treasury Bills	0.19%	11/17/2020	5,000	4,997,968

U.S. Treasury Bills	0.11%	11/19/2020	30,000	29,993,088

U.S. Treasury Bills	0.19%	11/24/2020	10,000	9,995,683

U.S. Treasury Bills	0.10%-0.16%	11/27/2020	32,000	31,990,648

U.S. Treasury Bills	0.11%	12/01/2020	15,000	14,995,829

U.S. Treasury Bills	0.17%	12/03/2020	40,000	39,986,777

U.S. Treasury Bills	0.16%	12/08/2020	15,000	14,993,671

U.S. Treasury Bills	0.18%-0.19%	12/10/2020	20,000	19,989,826

U.S. Treasury Bills	0.16%	12/15/2020	20,000	19,992,563

U.S. Treasury Bills	0.19%	12/17/2020	10,000	9,994,501

U.S. Treasury Bills	0.15%	12/22/2020	7,000	6,996,842

U.S. Treasury Bills	0.11%-0.18%	12/24/2020	40,000	39,982,979

U.S. Treasury Bills	0.17%	12/31/2020	10,000	9,994,454

U.S. Treasury Bills	0.17%	01/07/2021	10,000	9,994,133

U.S. Treasury Bills	0.15%	01/14/2021	13,000	12,992,931

U.S. Treasury Bills	0.13%	01/21/2021	5,000	4,997,436

U.S. Treasury Bills	0.13%-1.44%	01/28/2021	26,000	25,953,326

U.S. Treasury Bills	0.12%	02/11/2021	10,000	9,994,567

U.S. Treasury Bills	0.12%	02/18/2021	8,000	7,995,467

U.S. Treasury Bills	0.12%-0.18%	02/25/2021	27,000	26,982,595

U.S. Treasury Bills	0.00%	03/04/2021	10,000	9,994,186

U.S. Treasury Bills	0.14%	04/22/2021	5,000	4,995,470

U.S. Treasury Bills	0.18%	05/20/2021	5,000	4,993,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills(a)-(continued)
U.S. Treasury Bills	0.16%	07/15/2021	$ 7,000	$6,990,446

				1,282,071,955

U.S. Treasury Notes-14.73%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	17,000	16,996,155

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	7,000	6,999,931

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	15,000	14,996,429

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	36,500	36,520,468

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	30,000	29,971,602

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	55,000	55,026,658

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	12,000	12,000,271

U.S. Treasury Notes	2.00%	09/30/2020	15,000	15,004,363

U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,002,685

U.S. Treasury Notes	2.00%	01/15/2021	3,000	3,018,863

U.S. Treasury Notes	2.25%	03/31/2021	10,000	10,107,345

				213,644,770

TOTAL INVESTMENTS IN SECURITIES-103.09% (Cost $ 1,495,716,725)				1,495,716,725

OTHER ASSETS LESS LIABILITIES-(3.09)%				(44,822,921)

NET ASSETS-100.00%				$1,450,893,804

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-99.85%
Alabama-4.40%

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.12%	07/01/2040	$8,805	$8,805,000

Arizona-2.81%

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,945	2,945,000

				5,630,000

California-1.30%

California (State of) Educational Facilities Authority; Series 2020, Commercial Paper Notes	0.11%	10/01/2020	2,600	2,600,000

Colorado-0.60%

Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	02/01/2031	1,190	1,190,000

Delaware-2.03%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	09/01/2036	2,780	2,780,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.10%	05/01/2036	1,280	1,280,000

				4,060,000

District of Columbia-3.38%

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	08/15/2038	245	245,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.07%	10/01/2039	6,525	6,525,000

				6,770,000

Florida-5.16%

Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.09%	06/01/2048	910	910,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.16%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.09%	07/01/2032	2,400	2,400,000

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.07%	07/01/2037	4,280	4,280,000

				10,315,000

Georgia-4.20%

Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.08%	11/01/2030	2,590	2,590,000

Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	01/01/2030	2,420	2,420,000

Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	0.14%	01/01/2036	3,000	3,000,000

Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	09/01/2020	400	400,000

				8,410,000

Illinois-4.49%

Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.07%	12/01/2046	5,755	5,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	01/01/2037	$2,230	$2,230,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.08%	10/01/2033	1,000	1,000,000
				8,985,000

Indiana-8.69%

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.14%	08/01/2037	5,750	5,750,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.18%	06/01/2035	8,000	8,000,000

Purdue University; Series 2011 A, VRD COP(b)	0.06%	07/01/2035	3,635	3,635,000
				17,385,000

Louisiana-1.75%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.08%	07/01/2047	3,505	3,505,000

Maryland-4.71%

Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020 B, Commercial Paper Notes	0.22%	09/09/2020	4,800	4,800,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	04/01/2035	2,015	2,015,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	0.03%	07/01/2041	2,600	2,600,000
				9,415,000

Massachusetts-2.17%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	10/01/2038	2,830	2,830,000

Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.07%	01/01/2037	1,500	1,500,000
				4,330,000

Michigan-4.51%

Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.10%	01/15/2026	2,005	2,005,000

Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.10%	08/15/2030	3,000	3,000,000
Series 2001 A-2, VRD RB(b)	0.10%	08/15/2030	1,010	1,010,000

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	03/01/2031	3,000	3,000,000
				9,015,000

Minnesota-5.48%

Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.16%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP-FHLMC)(b)	0.08%	11/01/2035	6,505	6,505,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	10/01/2033	3,285	3,285,000
				10,965,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi-3.95%

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	0.03%	12/01/2030	$ 60	$60,000
Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	0.08%	12/01/2030	6,250	6,250,000
Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	1,000	1,000,000

				7,895,000

Missouri-0.59%

Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.08%	11/01/2037	615	615,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.14%	08/01/2038	565	565,000

				1,180,000

Nevada-0.75%

Reno (City of), NV (Renown Regional Medical Center); Series 2009 A, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	06/01/2039	1,500	1,500,000

New York-4.46%

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.06%	05/01/2039	2,500	2,500,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing);
Series 2015 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.10%	05/01/2050	6,100	6,100,000
Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.09%	05/01/2050	330	330,000

				8,930,000

North Carolina-4.39%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.05%	06/01/2027	1,285	1,285,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.07%	12/01/2021	2,520	2,520,000

Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.04%	05/01/2036	4,970	4,970,000

				8,775,000

Ohio-1.46%

Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.09%	08/02/2038	2,925	2,925,000

Pennsylvania-4.85%

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	06/01/2037	4,305	4,305,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.07%	03/01/2030	1,990	1,990,000

Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	10/15/2025	385	385,000

Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	11/01/2029	305	305,000

Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	07/01/2027	2,725	2,725,000

				9,710,000

Rhode Island-2.10%

Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.07%	09/01/2043	4,200	4,200,000

Texas-10.73%

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC -JPMorgan Chase Bank N.A.)(b)(c)	0.12%	02/15/2042	4,720	4,720,000

Houston (City of), TX; Series 2020 E-2, Commercial Paper Notes	0.16%	10/02/2020	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas-(continued)
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.08%	05/15/2034	$1,500	$1,500,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.11%	04/01/2026	2,320	2,320,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.14%	05/01/2042	2,860	2,860,000
Texas A&M University System Board of Regents; Series 2020 B, Commercial Paper Notes	0.18%	11/04/2020	400	400,000
University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.06%	08/01/2025	4,665	4,665,000
Series 2020 A, Commercial Paper Notes	0.22%	09/03/2020	1,000	1,000,000

				21,465,000

Virginia-1.90%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.09%	08/01/2037	3,800	3,800,000

Washington-4.32%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	09/01/2049	4,550	4,550,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	11/01/2047	4,085	4,085,000
				8,635,000

West Virginia-3.14%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.10%	07/01/2039	845	845,000
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.14%	01/01/2034	5,435	5,435,000
				6,280,000

Wisconsin-1.53%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.09%	10/01/2042	3,060	3,060,000
TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.85% (Cost $199,735,000)				199,735,000
OTHER ASSETS LESS LIABILITIES-0.15%				308,127
NET ASSETS-100.00%				$200,043,127

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.8%; Japan: 5.3%; other countries less than 5% each: 11.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank N.A.	6.7%

Wells Fargo Bank N.A.	6.6

Federal Home Loan Bank	6.4

Federal Home Loan Mortgage Corp.	6.3

TD Bank N.A.	6.2

PNC Bank N.A.	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in securities, at value	$1,784,724,046	$143,331,875	$13,547,669,573	$20,901,911,777	$1,495,716,725	$199,735,000

Repurchase agreements, at value and cost	830,572,324	178,878,687	9,491,478,726	10,990,573,484	-	-

Cash	33,603,197	-	-	-	37,054	61,208

Receivable for:
Investments sold	-	900,000	-	-	-	315,000

Interest	1,056,194	20,964	9,417,821	7,237,160	346,690	23,497

Fund expenses absorbed	-	5,056	-	115,182	5,041	-

Investment for trustee deferred compensation and retirement plans	3,644,669	1,008,721	2,164,080	987,082	118,706	356,729

Other assets	124,772	219,614	217,359	1,247,838	37,133	91,265

Total assets	2,653,725,202	324,364,917	23,050,947,559	31,902,072,523	1,496,261,349	200,582,699

Liabilities:

Payable for:
Investments purchased	83,707,955	-	399,847,556	-	44,984,634	-

Amount due custodian	-	12,463	1,795,459	35,860,836	-	-

Dividends	254,769	4,367	843,269	1,321,007	48,847	1,671

Accrued fees to affiliates	131,522	32,780	2,066,942	1,515,523	140,517	101,988

Accrued trustees’ and officers’ fees and benefits	14,771	7,700	62,856	97,276	9,975	7,064

Accrued operating expenses	73,996	50,032	426,940	44,482	53,713	47,638

Trustee deferred compensation and retirement plans	3,930,281	1,079,940	2,415,132	1,156,211	129,859	381,211

Total liabilities	88,113,294	1,187,282	407,458,154	39,995,335	45,367,545	539,572

Net assets applicable to shares outstanding	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net assets consist of:

Shares of beneficial interest	$2,564,796,446	$322,403,496	$22,642,905,919	$31,862,059,097	$1,450,989,544	$200,167,173

Distributable earnings (loss)	815,462	774,139	583,486	18,091	(95,740)	(124,046)

	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net Assets:

Institutional Class	$2,558,430,270	$320,753,104	$19,215,805,324	$30,259,135,986	$1,370,210,399	$150,996,969

Private Investment Class	$3,541,763	$1,276,217	$422,827,568	$582,081,907	$14,423,866	$10,134,533

Personal Investment Class	$10,252	$395,347	$281,818,329	$13,529,921	$741,749	$3,583,850

Cash Management Class	$2,947,071	$503,834	$371,957,560	$431,476,231	$340,627	$5,489,875

Reserve Class	$278,241	$105,438	$581,684,073	$401,437,716	$54,584,982	$26,823,422

Resource Class	$365,645	$122,593	$635,713,393	$143,147,544	$150,056	$3,004,200

Corporate Class	$38,666	$21,102	$1,133,683,158	$31,267,883	$10,442,125	$10,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,556,995,297	320,747,228	19,214,641,352	30,259,011,208	1,370,246,974	150,977,656

Private Investment Class	3,539,795	1,276,199	422,801,949	582,079,509	14,424,267	10,133,237

Personal Investment Class	10,246	395,341	281,801,254	13,529,865	741,770	3,583,392

Cash Management Class	2,945,434	503,827	371,935,023	431,474,453	340,636	5,489,173

Reserve Class	278,086	105,437	581,648,828	401,436,062	54,586,495	26,819,991

Resource Class	365,442	122,590	635,674,875	143,146,954	150,060	3,003,816

Corporate Class	38,644	21,102	1,133,614,467	31,267,755	10,442,415	10,277

Net asset value, offering and redemption price per share for each class	$1.0006	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,614,636,741	$322,207,996	$23,039,148,299	$31,892,485,261	$1,495,716,725	$199,735,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$34,284,787	$6,257,216	$203,953,802	$316,385,027	$12,665,627	$2,133,528

Expenses:

Advisory fees	3,579,174	698,375	29,385,396	31,594,396	1,616,131	450,697

Administrative services fees	1,063,769	209,751	8,705,596	14,279,270	553,117	100,713

Custodian fees	39,456	10,394	684,345	(696,813)	6,675	4,469

Distribution fees:
Private Investment Class	11,697	3,966	1,423,815	1,818,484	27,185	37,931

Personal Investment Class	56	2,327	1,943,548	114,195	1,812	12,104

Cash Management Class	5,877	418	298,824	265,250	4,655	16,154

Reserve Class	2,496	1,632	3,330,130	3,232,492	474,354	218,276

Resource Class	729	197	1,016,902	300,798	643	5,138

Corporate Class	68	6	92,017	19,425	1,901	3

Transfer agent fees	214,750	41,902	1,763,124	2,843,496	111,702	20,281

Trustees’ and officers’ fees and benefits	52,165	26,612	246,372	353,199	33,779	23,278

Registration and filing fees	85,059	89,032	158,643	223,526	82,407	98,838

Reports to shareholders	23,125	16,105	71,876	(81,108)	18,221	15,403

Professional services fees	44,905	37,263	110,574	(141,868)	39,486	36,199

Other	109,541	63,375	266,443	(198,642)	47,091	14,246

Total expenses	5,232,867	1,201,355	49,497,605	53,926,100	3,019,159	1,053,730

Less: Fees waived	(918,298)	(358,636)	(9,124,214)	(2,008,756)	(444,885)	(454,859)

Net expenses	4,314,569	842,719	40,373,391	51,917,344	2,574,274	598,871

Net investment income	29,970,218	5,414,497	163,580,411	264,467,683	10,091,353	1,534,657

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(15,623)	78	139,394	(189,477)	(57,411)	-

Change in net unrealized appreciation (depreciation) of investment securities	45,074	(41,714)	-	-	-	-

Net realized and unrealized gain (loss)	29,451	(41,636)	139,394	(189,477)	(57,411)	-

Net increase in net assets resulting from operations	$29,999,669	$5,372,861	$163,719,805	$264,278,206	$10,033,942	$1,534,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2020 and 2019

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$29,970,218	$54,795,839	$5,414,497	$12,099,439

Net realized gain (loss)	(15,623)	29,559	78	723

Change in net unrealized appreciation (depreciation)	45,074	(26,913)	(41,714)	(10,820)

Net increase in net assets resulting from operations	29,999,669	54,798,485	5,372,861	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(29,817,713)	(54,388,381)	(5,392,900)	(12,042,840)

Private Investment Class	(36,868)	(107,595)	(11,032)	(26,438)

Personal Investment Class	(74)	(199)	(2,832)	(8,858)

Cash Management Class	(107,505)	(248,909)	(5,280)	(14,390)

Reserve Class	(1,504)	(5,872)	(1,098)	(3,794)

Resource Class	(3,570)	(20,589)	(1,140)	(2,658)

Corporate Class	(2,984)	(24,294)	(215)	(461)

Total distributions from distributable earnings	(29,970,218)	(54,795,839)	(5,414,497)	(12,099,439)

Share transactions-net:
Institutional Class	114,142,968	100,799,791	(331,356,151)	127,368,867

Private Investment Class	(1,176,345)	(1,144,582)	(71,436)	(241,794)

Personal Investment Class	-	(984)	(45,201)	(175,590)

Cash Management Class	(6,335,509)	3,104,748	(96,257)	(178,908)

Reserve Class	(24,329)	(115,774)	(167,883)	3,716

Resource Class	2,906	(632,819)	(674)	(62,642)

Corporate Class	(287,979)	(1,599,196)	251	457

Net increase (decrease) in net assets resulting from share transactions	106,321,712	100,411,184	(331,737,351)	126,714,106

Net increase (decrease) in net assets	106,351,163	100,413,830	(331,778,987)	126,704,009

Net assets:
Beginning of year	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of year	$2,565,611,908	$2,459,260,745	$323,177,635	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$163,580,411	$484,811,474	$264,467,683	$518,471,634

Net realized gain (loss)	139,394	204,798	(189,477)	224,974

Net increase in net assets resulting from operations	163,719,805	485,016,272	264,278,206	518,696,608

Distributions to shareholders from distributable earnings:
Institutional Class	(146,246,982)	(438,858,990)	(254,196,609)	(491,630,206)

Private Investment Class	(3,446,279)	(9,738,598)	(4,200,784)	(8,737,051)

Personal Investment Class	(2,137,800)	(3,312,891)	(89,620)	(207,870)

Cash Management Class	(3,199,903)	(8,499,805)	(2,683,953)	(7,669,515)

Reserve Class	(1,117,598)	(3,008,307)	(1,290,595)	(3,929,202)

Resource Class	(4,967,684)	(13,201,572)	(1,599,458)	(4,570,537)

Corporate Class	(2,664,191)	(8,191,311)	(439,777)	(1,727,253)

Total distributions from distributable earnings	(163,780,437)	(484,811,474)	(264,500,796)	(518,471,634)

Share transactions-net:
Institutional Class	498,579,949	(1,514,751,400)	256,030,543	7,673,132,994

Private Investment Class	(83,191,362)	(11,707,755)	49,500,711	106,832,736

Personal Investment Class	(78,430,874)	242,362,528	(2,461,469)	7,670,768

Cash Management Class	(24,723,778)	(50,068,678)	66,475,768	31,650,960

Reserve Class	292,043,533	61,097,539	103,651,946	88,155,960

Resource Class	3,118,922	107,165,894	(37,467,649)	(51,677,589)

Corporate Class	704,514,058	(38,240,138)	(9,080,725)	(105,927,589)

Net increase (decrease) in net assets resulting from share transactions	1,311,910,448	(1,204,142,010)	426,649,125	7,749,838,240

Net increase (decrease) in net assets	1,311,849,816	(1,203,937,212)	426,426,535	7,750,063,214

Net assets:
Beginning of year	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of year	$22,643,489,405	$21,331,639,589	$31,862,077,188	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$10,091,353	$25,841,669	$1,534,657	$2,660,015

Net realized gain (loss)	(57,411)	17,726	-	-

Net increase in net assets resulting from operations	10,033,942	25,859,395	1,534,657	2,660,015

Distributions to shareholders from distributable earnings:
Institutional Class	(9,782,969)	(25,123,428)	(1,172,112)	(1,816,364)

Private Investment Class	(65,930)	(111,394)	(106,524)	(305,352)

Personal Investment Class	(898)	(3,844)	(7,119)	(2,466)

Cash Management Class	(16,009)	(41,719)	(177,298)	(395,402)

Reserve Class	(212,244)	(557,964)	(50,307)	(80,976)

Resource Class	(1,150)	(3,101)	(21,222)	(59,305)

Corporate Class	(12,153)	(219)	(75)	(150)

Total distributions from distributable earnings	(10,091,353)	(25,841,669)	(1,534,657)	(2,660,015)

Share transactions-net:
Institutional Class	325,218,196	(235,306,840)	(10,043,247)	33,374,672

Private Investment Class	4,941,082	3,398,983	(10,353,451)	(7,570,673)

Personal Investment Class	630,111	(283,153)	1,041,703	2,531,656

Cash Management Class	(1,553,674)	(1,270,980)	(21,806,010)	(4,585,853)

Reserve Class	(123,709)	21,314,012	6,820,117	5,850,867

Resource Class	16,515	38,286	1,886,657	(1,381,960)

Corporate Class	10,431,998	216	85	135

Net increase (decrease) in net assets resulting from share transactions	339,560,519	(212,109,476)	(32,454,146)	28,218,844

Net increase (decrease) in net assets	339,503,108	(212,091,750)	(32,454,146)	28,218,844

Net assets:
Beginning of year	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of year	$1,450,893,804	$1,111,390,696	$200,043,127	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                             Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets	assets without	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	reimbursements	reimbursements	net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/20	$1.0004	$0.0098	$(0.0006)	$0.0092	$(0.0090)	$ -	$(0.0090)	$1.0006	0.92%	$ 3,542	0.46%(c)	0.52%(c)	0.98%(c)
Year ended 08/31/19	1.0004	0.0207	(0.0000)	0.0207	(0.0207)	-	(0.0207)	1.0004	2.09	4,718	0.48	0.52	2.07
Year ended 08/31/18	1.0002	0.0143	(0.0011)	0.0132	(0.0130)	-	(0.0130)	1.0004	1.33	5,863	0.48	0.53	1.43
Year ended 08/31/17	1.00	0.0022	0.0035	0.0057	(0.0050)	(0.0005)	(0.0055)	1.0002	0.54	6,982	0.47	0.56	0.22
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.08	241,327	0.40	0.64	0.09
Invesco STIC Prime Portfolio
Year ended 08/31/20	1.0001	0.0093	(0.0012)	0.0081	(0.0082)	-	(0.0082)	1.0000	0.82	1,276	0.41(c)	0.56(c)	0.93(c)
Year ended 08/31/19	1.0001	0.0196	0.0001	0.0197	(0.0197)	-	(0.0197)	1.0001	1.99	1,348	0.48	0.55	1.96
Year ended 08/31/18	1.0000	0.0125	(0.0002)	0.0123	(0.0122)	-	(0.0122)	1.0001	1.24	1,590	0.48	0.57	1.25
Year ended 08/31/17	1.00	0.0041	0.0002	0.0043	(0.0043)	-	(0.0043)	1.0000	0.43	1,845	0.39	0.57	0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	141,061	0.25	0.68	0.15
Invesco Treasury Portfolio
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.70	422,828	0.39(c)	0.51(c)	0.65(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.90	506,027	0.48	0.51	1.88
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.07	517,728	0.48	0.50	1.07
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.26	574,808	0.43	0.50	0.27
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	560,027	0.23	0.64	0.08
Invesco Government & Agency Portfolio
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.72	582,082	0.38(c)	0.45(c)	0.62(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.92	532,585	0.46	0.46	1.90
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.08	425,748	0.45	0.45	1.05
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.30	510,489	0.41	0.45	0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	340,874	0.23	0.62	0.10
Invesco Treasury Obligations Portfolio
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.74	14,424	0.36(c)	0.45(c)	0.66(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.92	9,483	0.43	0.46	1.90
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.10	6,084	0.43	0.46	1.09
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.26	3,224	0.34	0.47	0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	6,162	0.16	0.82	0.09
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.60	10,135	0.38(c)	0.59(c)	0.57(c)
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.13	20,489	0.45	0.60	1.13
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.75	28,061	0.45	0.63	0.76
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.36	27,352	0.41	0.62	0.35
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	24,468	0.14	0.77	0.08

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)

Ratios are based on average daily net assets (000’s omitted) of $3,899, $1,322, $474,605, $606,161, $10,874 and $15,172 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                             Short-Term Investments Trust

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain

39                             Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or

40                             Short-Term Investments Trust

instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the year ended August 31, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

41                             Short-Term Investments Trust

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation

Invesco Liquid Assets Portfolio	$916,953

Invesco STIC Prime Portfolio	354,758

Invesco Treasury Portfolio	6,130,127

Invesco Government & Agency Portfolio	-

Invesco Treasury Obligations Portfolio	274,586

Invesco Tax-Free Cash Reserve Portfolio	311,174

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the year ended August 31, 2020 are shown below:

		Private	Personal	Cash
		Investment	Investment	Management	Reserve	Resource	Corporate
	Fund Level	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	$-	$733	$9	$-	$582	$21	$-

Invesco STIC Prime Portfolio	2,018	887	573	71	287	41	1

Invesco Treasury Portfolio	-	417,235	624,782	18,501	1,713,928	216,249	3,392

Invesco Government & Agency Portfolio	-	456,411	41,926	18,079	1,450,150	42,117	73

Invesco Treasury Obligations Portfolio	-	7,598	1,200	217	161,180	41	63

Invesco Tax-Free Cash Reserve Portfolio	33,144	8,664	5,729	2,215	92,327	1,605	1

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to

42                             Short-Term Investments Trust

significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$ 93,743,593	$149,731,882	$-

Invesco STIC Prime Portfolio	49,203,977	45,363,263	-

Invesco Tax-Free Cash Reserve Portfolio	248,610,783	242,669,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019

	2020			2019
	Ordinary Income*	Ordinary Income-Tax- Exempt	Long-Term Capital Gains	Ordinary Income*	Ordinary Income-Tax- Exempt

Invesco Liquid Assets Portfolio	$29,970,218	$-	$-	$54,795,839	$-

Invesco STIC Prime Portfolio	5,414,497	-	-	12,099,439	-

Invesco Treasury Portfolio	163,582,316	-	198,121	484,811,474	-

Invesco Government & Agency Portfolio	264,469,100	-	31,696	518,471,634	-

Invesco Treasury Obligations Portfolio	10,091,353	-	-	25,841,669	-

Invesco Tax-Free Cash Reserve Portfolio	-	1,534,657	-	-	2,660,015

*	Includes short-term capital gain distributions, if any.

43                             Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets

Invesco Liquid Assets Portfolio	$3,354,188	$-	$(3,182,732)	$659,629	$(15,623)	$2,564,796,446	$2,565,611,908

Invesco STIC Prime Portfolio	1,639,256	-	(867,683)	2,566	-	322,403,496	323,177,635

Invesco Treasury Portfolio	2,573,305	-	(1,973,847)	(15,972)	-	22,642,905,919	22,643,489,405

Invesco Government & Agency Portfolio	1,162,580	-	(955,013)	-	(189,476)	31,862,059,097	31,862,077,188

Invesco Treasury Obligations Portfolio	91,628	-	(104,172)	(23,691)	(59,505)	1,450,989,544	1,450,893,804

Invesco Tax-Free Cash Reserve Portfolio	-	200,772	(305,726)	-	(19,092)	200,167,173	200,043,127

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2020, as follows:

Fund	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$ 15,623	$15,623

Invesco Government & Agency Portfolio	189,476	189,476

Invesco Treasury Obligations Portfolio	59,505	59,505

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$2,614,636,741	$676,866	$(17,237)	$659,629

Invesco STIC Prime Portfolio	322,207,996	2,599	(33)	2,566

Invesco Treasury Portfolio	23,039,164,271	-	(15,972)	(15,972)

Invesco Treasury Obligations Portfolio	1,495,740,416	-	(23,691)	(23,691)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2020, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Invesco Liquid Assets Portfolio	$ 29,559	$ (29,559)	$ -

Invesco STIC Prime Portfolio	2,359	(2,359)	-

Invesco Treasury Portfolio	114,461	(153,462)	39,001

Invesco Government & Agency Portfolio	(1,417)	1,417	-

Invesco Treasury Obligations Portfolio	-	-	-

Invesco Tax-Free Cash Reserve Portfolio	-	-	-

44                             Short-Term Investments Trust

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,

	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	15,429,264,962	$15,436,049,996	11,115,059,561	$11,118,203,826

Private Investment Class	556,769	556,939	286,881	286,945

Cash Management Class	57,447,877	57,471,129	183,906,129	183,953,776

Reserve Class	64,898	64,918	8,652	8,654

Resource Class	601	601	5,100	5,102

Corporate Class	172,360	172,517	396,987	397,046

Issued as reinvestment of dividends:

Institutional Class	6,416,422	6,418,790	10,250,841	10,253,316

Private Investment Class	32,532	32,543	86,006	86,026

Personal Investment Class	-	-	15	15

Cash Management Class	81,549	81,575	175,461	175,508

Reserve Class	1,504	1,504	5,870	5,872

Resource Class	3,570	3,570	20,583	20,589

Corporate Class	2,984	2,984	24,289	24,294

Reacquired:

Institutional Class	(15,321,899,211)	(15,328,325,818)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,765,341)	(1,765,827)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(63,868,033)	(63,888,213)	(180,975,556)	(181,024,536)

Reserve Class	(90,719)	(90,751)	(130,254)	(130,300)

Resource Class	(1,265)	(1,265)	(658,263)	(658,510)

Corporate Class	(463,261)	(463,480)	(2,019,990)	(2,020,536)

Net increase in share activity	105,958,198	$106,321,712	100,340,148	$100,411,184

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 75% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,

	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	1,515,191,563	$1,515,273,645	1,752,564,099	$1,752,564,558

Private Investment Class	46,700	46,700	106,492	106,492

Personal Investment Class	561	561	-	-

Cash Management Class	-	-	32,538	32,538

Reserve Class	281	281	342	342

Resource Class	182	182	-	-

Corporate Class	36	36	-	-

Issued as reinvestment of dividends:
Institutional Class	4,489,681	4,489,681	7,389,194	7,389,194

Private Investment Class	11,032	11,032	25,796	25,796

Personal Investment Class	2,832	2,832	199	199

Cash Management Class	3,278	3,278	9,022	9,022

Reserve Class	1,098	1,098	3,751	3,751

Resource Class	1,140	1,140	2,606	2,606

Corporate Class	215	215	457	457

Reacquired:
Institutional Class	(1,851,039,089)	(1,851,119,477)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(129,157)	(129,168)	(374,081)	(374,082)

Personal Investment Class	(48,590)	(48,594)	(175,789)	(175,789)

Cash Management Class	(99,534)	(99,535)	(220,468)	(220,468)

Reserve Class	(169,247)	(169,262)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(331,739,014)	$(331,737,351)	126,714,555	$126,714,106

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,

	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	182,665,163,108	$182,665,163,108	187,978,433,067	$187,978,433,067

Private Investment Class	1,486,970,970	1,486,970,970	1,261,646,363	1,261,646,363

Personal Investment Class	2,422,880,087	2,422,880,087	1,630,224,829	1,630,224,829

Cash Management Class	861,417,932	861,417,932	2,148,188,357	2,148,188,357

Reserve Class	1,819,500,275	1,819,500,275	847,847,187	847,847,187

Resource Class	333,477,473	333,477,473	883,852,393	883,852,393

Corporate Class	6,641,915,581	6,641,915,581	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:
Institutional Class	45,062,613	45,062,613	115,324,756	115,324,756

Private Investment Class	1,524,217	1,524,217	3,080,285	3,080,285

Personal Investment Class	2,137,800	2,137,800	2,964,198	2,964,198

Cash Management Class	3,199,903	3,199,903	8,004,739	8,004,739

Reserve Class	1,117,598	1,117,598	2,800,991	2,800,991

Resource Class	377,525	377,525	2,341,092	2,341,092

Corporate Class	2,642,981	2,642,981	6,377,933	6,377,933

Reacquired:
Institutional Class	(182,211,645,772)	(182,211,645,772)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,571,686,549)	(1,571,686,549)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(2,503,448,761)	(2,503,448,761)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(889,341,613)	(889,341,613)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(1,528,574,340)	(1,528,574,340)	(789,550,639)	(789,550,639)

Resource Class	(330,736,076)	(330,736,076)	(779,027,591)	(779,027,591)

Corporate Class	(5,940,044,504)	(5,940,044,504)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	1,311,910,448	$1,311,910,448	(1,204,142,010)	$(1,204,142,010)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,

	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	262,928,153,701	$262,928,153,701	201,304,629,047	$201,304,629,047

Private Investment Class	2,584,479,157	2,584,479,157	2,057,789,705	2,057,789,705

Personal Investment Class	62,737,197	62,737,197	33,910,046	33,910,046

Cash Management Class	657,577,573	657,577,573	970,595,900	970,595,900

Reserve Class	1,172,921,187	1,172,921,187	1,378,739,399	1,378,739,399
Resource Class	1,825,896,962	1,825,896,962	2,554,982,650	2,554,982,650

Corporate Class	820,373,313	820,373,313	573,841,827	573,841,827

Issued as reinvestment of dividends:
Institutional Class	73,415,945	73,415,945	126,914,764	126,914,764

Private Investment Class	3,046,192	3,046,192	4,227,798	4,227,798

Personal Investment Class	89,620	89,620	168,914	168,914

Cash Management Class	2,363,772	2,363,772	5,327,428	5,327,428

Reserve Class	1,290,595	1,290,595	3,618,437	3,618,437

Resource Class	1,403,826	1,403,826	3,149,980	3,149,980

Corporate Class	26,956	26,956	346,829	346,829

Reacquired:
Institutional Class	(262,745,539,103)	(262,745,539,103)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(2,538,024,638)	(2,538,024,638)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(65,288,286)	(65,288,286)	(26,408,192)	(26,408,192)

Cash Management Class	(593,465,577)	(593,465,577)	(944,272,368)	(944,272,368)

Reserve Class	(1,070,559,836)	(1,070,559,836)	(1,294,201,876)	(1,294,201,876)

Resource Class	(1,864,768,437)	(1,864,768,437)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(829,480,994)	(829,480,994)	(680,116,245)	(680,116,245)

Net increase in share activity	426,649,125	$426,649,125	7,749,838,240	$7,749,838,240

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 10% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

48                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	2,007,630,177	$2,007,630,177	902,898,047	$902,898,047

Private Investment Class	17,752,712	17,752,712	17,567,905	17,567,905

Personal Investment Class	12,396,845	12,396,845	1,755,557	1,755,557

Cash Management Class	38,202,008	38,202,008	1,001,917	1,001,917

Reserve Class	108,199,892	108,199,892	120,013,835	120,013,835

Resource Class	2,952,538	2,952,538	2,115,950	2,115,950

Corporate Class	16,000,000	16,000,000	-	-

Issued as reinvestment of dividends:
Institutional Class	1,687,442	1,687,442	2,012,405	2,012,405

Private Investment Class	65,930	65,930	107,684	107,684

Personal Investment Class	282	282	2,574	2,574

Cash Management Class	16,009	16,009	41,719	41,719

Reserve Class	212,244	212,244	513,925	513,925

Resource Class	424	424	1,002	1,002

Corporate Class	11,998	11,998	216	216

Reacquired:
Institutional Class	(1,684,099,423)	(1,684,099,423)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(12,877,560)	(12,877,560)	(14,276,606)	(14,276,606)

Personal Investment Class	(11,767,016)	(11,767,016)	(2,041,284)	(2,041,284)

Cash Management Class	(39,771,691)	(39,771,691)	(2,314,616)	(2,314,616)

Reserve Class	(108,535,845)	(108,535,845)	(99,213,748)	(99,213,748)

Resource Class	(2,936,447)	(2,936,447)	(2,078,666)	(2,078,666)

Corporate Class	(5,580,000)	(5,580,000)	-	-

Net increase (decrease) in share activity	339,560,519	$339,560,519	(212,109,476)	$(212,109,476)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 49% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

49                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	310,891,005	$310,891,005	205,082,518	$205,082,518

Private Investment Class	11,295,911	11,295,911	57,208,640	57,208,640

Personal Investment Class	11,189,176	11,189,176	5,818,771	5,818,771

Cash Management Class	7,389,500	7,389,500	49,844,196	49,844,196

Reserve Class	58,297,928	58,297,928	52,342,069	52,342,069

Resource Class	4,102,971	4,102,971	31,003,313	31,003,313

Corporate Class	10	10	110,000	110,000

Issued as reinvestment of dividends:

Institutional Class	770,263	770,263	919,230	919,230

Private Investment Class	106,524	106,524	281,127	281,127

Personal Investment Class	7,119	7,119	385	385

Cash Management Class	164,121	164,121	309,533	309,533

Reserve Class	50,307	50,307	79,513	79,513

Resource Class	21,121	21,121	51,611	51,611

Corporate Class	75	75	135	135

Reacquired:
Institutional Class	(321,704,515)	(321,704,515)	(172,627,076)	(172,627,076)

Private Investment Class	(21,755,886)	(21,755,886)	(65,060,440)	(65,060,440)

Personal Investment Class	(10,154,592)	(10,154,592)	(3,287,500)	(3,287,500)

Cash Management Class	(29,359,631)	(29,359,631)	(54,739,582)	(54,739,582)

Reserve Class	(51,528,118)	(51,528,118)	(46,570,715)	(46,570,715)

Resource Class	(2,237,435)	(2,237,435)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(32,454,146)	$(32,454,146)	28,218,844	$28,218,844

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

50                             Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Private Investment Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

51                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Private Investment Class	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,001.50	$2.21	$1,022.92	$2.24	0.44%
Invesco STIC Prime Portfolio	1,000.00	1,001.20	1.71	1,023.43	1.73	0.34
Invesco Treasury Portfolio	1,000.00	1,000.50	1.51	1,023.63	1.53	0.30
Invesco Government & Agency Portfolio	1,000.00	1,000.50	1.56	1,023.58	1.58	0.31
Invesco Treasury Obligations Portfolio	1,000.00	1,000.70	1.56	1,023.58	1.58	0.31
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,002.20	1.31	1,023.83	1.32	0.26

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

52                             Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

53                             Short-Term Investments Trust

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components. The Board noted that each Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it

54                             Short-Term Investments Trust

provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

55                             Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State

Income Tax
	Long Term Capital Gain Distributions	Business Interest Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*

Invesco Liquid Assets Portfolio	$ -	99.19%	0.00%	0.00%	0.13%	0.00%

Invesco STIC Prime Portfolio	-	95.76%	0.00%	0.00%	0.07%	0.00%

Invesco Treasury Portfolio	198,121	99.91%	0.00%	0.00%	62.25%	0.00%

Invesco Government & Agency Portfolio	31,696	100.00%	0.00%	0.00%	24.37%	0.00%

Invesco Treasury Obligations Portfolio	-	100.00%	0.00%	0.00%	100.00%	0.00%

Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$29,559	0.00%

Invesco STIC Prime Portfolio	-	0.00%

Invesco Treasury Portfolio	-	100.00%

Invesco Government & Agency Portfolio	-	100.00%

Invesco Treasury Obligations Portfolio	-	100.00%

Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

56                             Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			198	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1                             Short-Term Investments Trust

 Trustees and Officers–(continued)

Number of
			Funds	Other
	Trustee and/or Officer		in	Directorship(s)
Name, Year of Birth and Position(s)			Fund Complex	Held by Trustee
		Principal Occupation(s)	Overseen by	During Past 5
Held with the Trust	Since	During Past 5 Years	Trustee	Years
Independent Trustees
Bruce L. Crockett – 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and
Chairman of
the Audit
Committee,
ALPS
(Attorneys
Liability
Protection
Society)
(insurance
company);
Director and
Member of the
Audit
Committee
and
Compensation
Committee,
Ferroglobe
PLC
(metallurgical
company)
David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director,
Board of
Directors of
Caron
Engineering
Inc.; Advisor,
Board of
Advisors of
Caron
Engineering
Inc.; President
and Director,
Acton
Shapleigh
Youth
Conservation
Corps (non -
profit); and
Vice President
and Director of
Grahamtastic
Connection
(non- profit)
Jack M. Fields – 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine
Cynthia Hostetler —1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo
Technologies,
Inc.
(Technology);
Vulcan
Materials
Company
(construction
materials
company);
Trilinc Global
Impact Fund;
Genesee &
Wyoming, Inc.
(railroads);
Investment
Company
Institute
(professional
organization);
Independent
Directors
Council
(professional
organization)

T-2                             Short-Term Investments Trust

 Trustees and Officers–(continued)

			Number of
			Funds	Other
	Trustee and/or Officer		in	Directorship(s)
Name, Year of Birth and Position(s)			Fund Complex	Held by Trustee
		Principal Occupation(s)	Overseen by	During Past 5
Held with the Trust	Since	During Past 5 Years	Trustee	Years
Independent Trustees–(continued)
Eli Jones – 1961 Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management – Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the
University of
Florida National
Board Foundation
and Audit
Committee
Member; Member
of the Cartica
Funds Board of
Directors (private
investment funds);
Member of the
University of
Florida Law
Center
Association, Inc.
Board of Trustees
and Audit
Committee
				Member
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

198	Member of Board
of Greenwall
Foundation
(bioethics
research
foundation) and its
Investment
Committee;
Member of Board
of Friends of the
LRC (non-profit
legal advocacy);
Board Member
and Investment
Committee
Member of Pulizer
Center for Crisis
Reporting
(non-profit
				journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management TeamOlayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

T-3                             Short-Term Investments Trust

 Trustees and Officers–(continued)

			Number of
			Funds	Other
	Trustee and/or Officer		in	Directorship(s)
Name, Year of Birth and Position(s)			Fund Complex	Held by Trustee
		Principal Occupation(s)	Overseen by	During Past 5
Held with the Trust	Since	During Past 5 Years	Trustee	Years
Independent Trustees–(continued)
Ann Barnett Stern – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	198	None
Daniel S. Vandivort –1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None
James D. Vaughn – 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board
member and
Chairman of
Audit
Committee
of AMG
National
Trust Bank;
Trustee and
Investment
Committee
member,
University of
South
Dakota
Foundation;
Board
member,
Audit
Committee
Member and
past Board
Chair, Junior
Achievement
				(non-profit)
Christopher L. Wilson - 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non-profit organization managing regional electricity market)

T-4                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President, Principal Executive Officer and Treasurer	1999

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk – 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-5                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings(Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos – 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Principal Financial and Accounting Officer – Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer – Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc.

Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-6                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds);Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster — 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-7                             Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-5

Annual Report to Shareholders	August 31, 2020

Personal Investment Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient

US economy, solid corporate earnings and a newly accommodative US Federal Reserve (the Fed), which helped propel risk assets higher, particularly equities. The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

    Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

    Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

    During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal” and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation” and that “employment can run at or above real-time estimates of its maximum level without causing concern.“1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

    Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve
2	Source: US Treasury Department

3                             Short-Term Investments Trust

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

                                                 We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

4                             Short-Term Investments Trust

Fund Data

Personal Investment Class data as of 8/31/20

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	19 - 49 days	39 days	56 days	$10.3 thousand
Invesco STIC Prime[1]	7 - 20 days	9 days	10 days	395.3 thousand
Invesco Treasury[2]	14 - 59 days	38 days	103 days	281.8 million
Invesco Government & Agency[2]	7 - 44 days	22 days	112 days	13.5 million
Invesco Treasury Obligations[2]	28 - 59 days	54 days	109 days	741.7 thousand
Invesco Tax-Free Cash Reserve[3]	7 - 15 days	8 days	8 days	3.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

5                             Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

6                             Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/20
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
1 - 7	41.1%	52.9%	37.6%	25.9%	3.6%	0.9%
8 - 30	13.2	30.4	12.4	16.6	26.0	95.6
31 - 60	10.4	16.7	9.9	13.6	21.1	3.3
61 - 90	9.6	0.0	5.1	9.9	15.6	0.2
91 - 180	17.9	0.0	18.4	9.9	20.4	0.0
181+	7.8	0.0	16.6	24.1	13.3	0.0
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the

Investment Company Act of 1940.

7                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-41.89%(a)

Asset-Backed Securities - Fully Supported Bank-14.49%

Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(b)	0.21%	11/24/2020	$30,000	$29,988,100

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	50,000	49,999,028

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.40%	12/01/2020	25,000	25,011,673

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.39%	01/05/2021	16,500	16,508,425

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	5,000	5,002,096

Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	30,000	29,992,708

Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,992,350

LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	40,000	39,950,600

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	30,000	29,998,320

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.27%	11/03/2020	25,759	25,750,345

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.31%	09/02/2020	21,000	20,999,849

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	55,000	54,984,774

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	18,750	18,736,308

				371,914,576

Diversified Banks-10.72%

Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	10,000	10,001,179

Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	20,000	20,006,229

Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,995,487

Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	30,000	29,978,492

HSBC Bank PLC (3 mo. USD LIBOR + 0.20%) (United Kingdom)(b)(c)(d)	0.76%	11/02/2020	20,000	20,007,281

Natixis S.A.(b)	0.35%	11/30/2020	5,000	4,997,915

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.21%	02/16/2021	50,000	49,963,618

NRW Bank (Germany)(b)(c)	0.11%	09/04/2020	50,000	49,999,472

Royal Bank of Canada (SOFR + 0.40%) (Canada)(b)(c)(d)	0.49%	10/07/2020	35,000	35,012,225

Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.43%	06/11/2021	15,000	15,012,191

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	5,000	5,000,298

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,003,086

				274,977,473

Diversified Capital Markets-2.92%

Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	0.17%	10/19/2020	50,000	49,981,285

UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,973,742

				74,955,027

Other Diversified Financial Services-2.92%

Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000

Erste Abwicklungsanstalt (Germany)(b)(c)	0.00%	03/01/2021	50,000	49,962,589

				74,962,589

Regional Banks-7.41%

Banque et Caisse d’Epargne de l’Etat (Luxembourg)(b)	1.45%	09/10/2020	25,000	24,999,549

BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.30%) (United Kingdom)(b)(c)(d)	0.46%	09/11/2020	25,000	25,002,485

BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.27%) (United Kingdom)(b)(c)(d)	0.44%	10/27/2020	40,000	40,016,979

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	50,000	49,999,683

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%) (Sweden)(b)(c)(d)	0.41%	12/30/2020	50,000	50,022,297

				190,040,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Specialized Finance-3.43%

FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	$50,000	$49,980,312

FMS Wertmanagement (Germany)(b)(c)	0.20%	03/04/2021	25,000	24,976,618

Pacific Life Short Term Funding LLC(c)	0.22%	10/16/2020	13,000	12,997,409

				87,954,339

Total Commercial Paper (Cost $1,074,442,925)				1,074,804,997

Certificates of Deposit-16.96%

Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(b)(d)	0.46%	09/09/2020	15,000	15,000,743

Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(b)(d)	0.38%	11/13/2020	20,000	20,007,396

Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(b)(d)	0.45%	09/18/2020	20,000	20,002,088

Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(b)(d)	0.34%	01/22/2021	15,000	15,010,086

KBC Bank N.V.(b)	0.10%	09/03/2020	50,000	50,000,025

Natixis S.A. (3 mo. USD LIBOR + 0.11%)(b)(d)	0.41%	10/02/2020	35,000	35,005,684

Rabobank Nederland (Netherlands)(b)	0.08%	09/01/2020	120,000	120,000,000

Sumitomo Mitsui Trust Bank Ltd.(b)	0.10%	09/03/2020	50,000	50,000,004

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(d)	0.36%	11/24/2020	20,000	20,007,144

Toronto-Dominion Bank (The) (SOFR + 0.42%)(b)(d)	0.51%	09/30/2020	25,000	25,007,497

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(b)(d)	0.43%	06/10/2021	15,000	15,007,518

Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(b)(d)	0.40%	07/08/2021	50,000	50,048,806

Total Certificates of Deposit (Cost $435,000,000)				435,096,991

U.S. Dollar Denominated Bonds & Notes-6.08%

Diversified Banks-3.96%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d)	1.24%	06/01/2021	33,400	33,637,550

Bank of Nova Scotia (The) (Canada)(b)	2.50%	01/08/2021	10,103	10,184,337

HSBC Bank PLC (United Kingdom)(b)(c)	4.75%	01/19/2021	47,285	48,085,599

U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,561,469

				101,468,955

Diversified Capital Markets-1.18%

UBS AG (Switzerland)(b)(c)	2.45%	12/01/2020	30,260	30,372,098

Technology Hardware, Storage & Peripherals-0.94%

Apple, Inc.	2.25%	02/23/2021	23,971	24,162,301

Total U.S. Dollar Denominated Bonds & Notes (Cost $155,802,618)				156,003,354

Variable Rate Demand Notes-2.68%(e)

Credit Enhanced-2.68%

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	9,300	9,299,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	2,600	2,600,000

Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.05%	11/01/2035	18,225	18,225,000

New York (State of) Housing Finance Agency (160 Madison); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	11/01/2046	3,400	3,400,000

New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	05/01/2041	2,400	2,400,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.08%	11/01/2035	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced-(continued)
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	$30,000	$30,000,000

Total Variable Rate Demand Notes (Cost $68,824,999)				68,824,999

U.S. Treasury Securities-1.95%

U.S. Treasury Bills-1.95%(a)
U.S. Treasury Bills (Cost $49,993,875)	0.09%	10/20/2020	50,000	49,993,705

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.56% (Cost $1,784,064,417)				1,784,724,046

			Repurchase
			Amount

Repurchase Agreements-32.38%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(b)	0.20%	09/01/2020	30,000,167	30,000,000

BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% - 6.69%; 10/22/2021 - 06/20/2070)(b)	0.23%	09/01/2020	15,000,096	15,000,000

BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(b)(h)	0.30%	09/03/2020	10,000,583	10,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(b)	0.20%	09/01/2020	35,000,194	35,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(b)(h)	0.24%	09/23/2020	35,007,000	35,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(b)(h)	0.22%	09/03/2020	5,000,214	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(b)(h)	0.20%	09/03/2020	15,000,583	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(b)	0.20%	09/01/2020	15,000,083	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(b)	0.25%	09/01/2020	10,000,069	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	$195,572,813	$195,572,324

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	65,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(b)(i)	0.23%	-	-	35,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(b)	0.23%	09/01/2020	30,000,191	30,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	240,000,600	240,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(b)(i)	0.26%	-	-	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 - 09/30/2049)(b)(i)	0.19%	-	-	55,000,000

Total Repurchase Agreements (Cost $830,572,324)				830,572,324

TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.94% (Cost $2,614,636,741)				2,615,296,370

OTHER ASSETS LESS LIABILITIES-(1.94)%				(49,684,462)

NET ASSETS-100.00%				$2,565,611,908

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Netherlands: 10.8%; Canada: 10.5%; Germany: 7.8%; Japan: 7.6%; United Kingdom: 6.0%; other countries less than 5% each: 21.5%.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $1,136,214,679, which represented 44.29% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-22.90%(a)

Asset-Backed Securities - Fully Supported Bank-13.62%

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/16/2020	$10,000	$9,999,751

LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/14/2020	5,000	4,999,728

Nieuw Amsterdam Receivables Corp. (Multi - CEP’s)(b)(c)	0.15%	09/17/2020	10,000	9,999,310

Regency Markets No. 1 LLC (CEP - HSBC Bank PLC)(b)(c)	0.15%	09/08/2020	10,000	9,999,698

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	09/04/2020	9,000	8,999,876

				43,998,363

Diversified Banks-9.28%

BNG Bank N.V. (Netherlands)(b)(c)	0.15%	09/14/2020	10,000	9,999,728

Dexia Credit Local S.A. (France)(b)(c)	0.15%	10/20/2020	10,000	9,998,445

NRW Bank (Germany)(b)(c)	0.17%	10/13/2020	10,000	9,998,399

				29,996,572

Total Commercial Paper (Cost $73,993,356)				73,994,935

Variable Rate Demand Notes-11.33%(d)

Credit Enhanced-11.33%

Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.12%	10/01/2039	9,300	9,300,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	7,800	7,800,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	3,160	3,160,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	2,100	2,100,000

San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	2,975	2,975,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	6,000	6,000,000

Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.16%	01/01/2033	5,300	5,300,000

Total Variable Rate Demand Notes (Cost $36,635,000)				36,635,000

Certificates of Deposit-10.12%

Industrial & Commercial Bank of China Ltd.(c)	0.24%	10/09/2020	12,000	12,000,429

Oversea Chinese Banking Corp. Ltd.(c)	0.26%	09/16/2020	3,700	3,700,220

Rabobank Nederland (Netherlands)(c)	0.08%	09/01/2020	5,000	5,000,000

Skandinaviska Enskilda Banken AB(c)	0.24%	10/01/2020	12,000	12,001,291

Total Certificates of Deposit (Cost $32,700,953)				32,701,940

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.35% (Cost $143,329,309)				143,331,875

			Repurchase
			Amount

Repurchase Agreements-55.35%(g)

BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(c)	0.20%	09/01/2020	5,000,027	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	$5,000,292	$5,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(c)	0.20%	09/01/2020	5,000,028	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	5,000,194	5,000,000

Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2020, maturing value of $10,000,000 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $10,498,122; 0.00% - 10.23%; 09/17/2020 - 09/15/2072)(c)(i)	0.41%	10/05/2020	10,000,000	10,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(c)	0.25%	09/01/2020	5,000,035	5,000,000

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	28,878,759	28,878,687

J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,753,628; 0.00% - 8.38%; 11/01/2024 - 07/30/2076)(j)	0.28%	-	-	15,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% - 2.88%; 10/17/2024 - 10/17/2029)(c)(j)	0.21%	-	-	10,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(j)	0.23%	-	-	15,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(c)	0.23%	09/01/2020	10,000,064	10,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(c)(j)	0.26%	-	-	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000

Total Repurchase Agreements (Cost $178,878,687)				178,878,687

TOTAL INVESTMENTS IN SECURITIES(k)(l)-99.70% (Cost $322,207,996)				322,210,562

OTHER ASSETS LESS LIABILITIES-0.30%				967,073

NET ASSETS-100.00%				$323,177,635

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $87,094,935, which represented 26.95% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 10.2%; Netherlands: 9.3%; Switzerland: 7.7%; France: 7.4%; Canada: 6.2%; China: 5.3%; other countries less than 5% each: 14.1%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-59.83%

U.S. Treasury Bills-35.54%(a)

U.S. Treasury Bills	0.13%-1.02%	09/03/2020	$650,000	$649,985,306

U.S. Treasury Bills	0.14%	09/08/2020	250,000	249,993,194

U.S. Treasury Bills	0.15%-1.77%	09/10/2020	450,000	449,923,875

U.S. Treasury Bills	0.09%-0.14%	09/17/2020	600,000	599,970,000

U.S. Treasury Bills	0.17%	09/22/2020	250,000	249,975,208

U.S. Treasury Bills	0.14%	09/29/2020	250,000	249,973,750

U.S. Treasury Bills	0.19%	10/08/2020	250,000	249,952,465

U.S. Treasury Bills	0.15%	10/13/2020	200,000	199,965,000

U.S. Treasury Bills	0.18%	10/15/2020	250,000	249,945,000

U.S. Treasury Bills	0.09%-0.16%	10/20/2020	550,000	549,910,507

U.S. Treasury Bills	0.16%	10/29/2020	250,000	249,937,570

U.S. Treasury Bills	0.12%-0.18%	11/10/2020	350,000	349,889,167

U.S. Treasury Bills	0.19%	11/17/2020	250,000	249,898,403

U.S. Treasury Bills	0.19%	11/24/2020	250,000	249,892,083

U.S. Treasury Bills	0.10%-0.11%	11/27/2020	300,000	299,925,083

U.S. Treasury Bills	0.17%	12/03/2020	200,000	199,912,167

U.S. Treasury Bills	0.16%	12/08/2020	250,000	249,894,514

U.S. Treasury Bills	0.19%	12/10/2020	250,000	249,871,528

U.S. Treasury Bills	0.16%	12/15/2020	350,000	349,873,854

U.S. Treasury Bills	0.15%	12/22/2020	150,000	149,932,333

U.S. Treasury Bills	0.11%-0.18%	12/24/2020	400,000	399,819,500

U.S. Treasury Bills	0.17%	12/31/2020	200,000	199,889,083

U.S. Treasury Bills	0.00%	02/02/2021	200,000	199,905,889

U.S. Treasury Bills	0.12%-0.26%	02/25/2021	400,000	399,631,250

U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,476,111

U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,798,749

				8,047,141,589

U.S. Treasury Notes-24.29%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	781,000	780,884,897

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	638,500	638,393,038

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	500,000	499,984,043

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	450,000	450,408,650

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	500,000	499,763,324

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	544,000	544,467,361

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	400,000	400,010,889

U.S. Treasury Notes	1.38%	09/30/2020	163,000	163,044,631

U.S. Treasury Notes	2.75%	09/30/2020	200,000	200,206,633

U.S. Treasury Notes	1.63%	10/15/2020	150,000	150,108,373

U.S. Treasury Notes	1.88%	12/15/2020	155,000	155,432,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	2.38%	12/31/2020	$100,000	$100,271,557

U.S. Treasury Notes	2.50%	12/31/2020	15,000	15,103,869

U.S. Treasury Notes	2.00%	01/15/2021	185,000	185,712,060

U.S. Treasury Notes	2.13%	01/31/2021	254,000	255,858,954

U.S. Treasury Notes	3.63%	02/15/2021	255,000	258,796,530

U.S. Treasury Notes	2.00%	02/28/2021	25,000	25,202,199

U.S. Treasury Notes	2.25%	03/31/2021	175,000	176,878,541

				5,500,527,984

Total U.S. Treasury Securities (Cost $13,547,669,573)				13,547,669,573

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-59.83% (Cost $13,547,669,573)				13,547,669,573

			Repurchase Amount
Repurchase Agreements-41.92%(c)

ABN AMRO Bank N.V., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,096; 0.13% - 5.50%; 12/31/2021 - 11/15/2044)	0.07%	09/01/2020	400,000,778	400,000,000

Bank of Nova Scotia, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,006; 0.00% - 8.00%; 09/01/2020 - 05/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000

BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	747,966,219	747,964,765

BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(d)	0.11%	09/04/2020	300,027,500	300,000,000

Citigroup Global Markets, Inc., term agreement dated 08/25/2020, maturing value of $300,004,083 (collateralized by U.S. Treasury obligations valued at $306,000,000; 0.00%; 02/15/2032 - 02/15/2045)(d)	0.07%	09/01/2020	300,004,083	300,000,000

DNB Bank ASA, agreement dated 08/31/2020, maturing value of $750,001,458 (collateralized by U.S. Treasury obligations valued at $765,000,002; 0.13% - 2.88%; 01/15/2021 - 08/15/2028)	0.07%	09/01/2020	750,001,458	750,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2020, maturing value of $100,000,250 (collateralized by a U.S. Treasury obligation valued at $102,000,043; 2.13%; 05/15/2022)	0.09%	09/01/2020	100,000,250	100,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000

Goldman Sachs & Co., agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.00% - 3.13%; 09/30/2020 - 08/15/2049)	0.07%	09/01/2020	250,000,486	250,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	100,012,839	100,012,589

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,591	250,000,966

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(e)	0.07%	-	-	630,000,000

Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	300,138,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	$300,147,000	$300,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(d)	0.09%	09/03/2020	100,002,156	100,000,406

Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2020, maturing value of $850,001,653 (collateralized by U.S. Treasury obligations valued at $867,000,078; 0.13% - 4.63%; 09/30/2021 - 11/15/2049)	0.07%	09/01/2020	850,001,653	850,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(d)	0.09%	09/03/2020	315,380,519	315,375,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/27/2020, maturing value of $100,001,556 (collateralized by a U.S. Treasury obligation valued at $102,001,065; 2.63%; 02/15/2029)(d)	0.08%	09/03/2020	100,001,555	100,000,000

Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $282,688,285 (collateralized by U.S. Treasury obligations valued at $289,170,000; 0.00%; 11/15/2027 - 08/15/2037)	0.10%	09/01/2020	282,688,285	282,687,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $365,438,515 (collateralized by U.S. Treasury obligations valued at $376,135,000; 0.00%; 08/15/2033 - 02/15/2045)	0.10%	09/01/2020	365,438,515	365,437,500

RBC Dominion Securities Inc., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,002; 0.13% - 3.75%; 04/15/2022 - 08/15/2050)	0.07%	09/01/2020	400,000,778	400,000,000

Royal Bank of Canada, agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,098; 1.75% - 3.88%; 04/30/2022 - 02/15/2046)	0.07%	09/01/2020	250,000,486	250,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(e)	0.07%	-	-	1,000,000,000

Sumitomo Mitsui Banking Corp., agreement dated 08/31/2020, maturing value of $300,000,583 (collateralized by U.S. Treasury obligations valued at $306,000,054; 0.00% - 2.63%; 10/08/2020 - 02/28/2023)	0.07%	09/01/2020	300,000,583	300,000,000

Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,022; 2.38% - 3.38%; 05/15/2028 - 11/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000

Total Repurchase Agreements (Cost $9,491,478,726)				9,491,478,726

TOTAL INVESTMENTS IN SECURITIES(f)-101.75% (Cost $23,039,148,299)				23,039,148,299

OTHER ASSETS LESS LIABILITIES-(1.75)%				(395,658,894)

NET ASSETS-100.00%				$22,643,489,405

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities-40.74%

Federal Farm Credit Bank (FFCB)-4.07%

Federal Farm Credit Bank	0.25%	09/01/2020	$68,000	$68,000,000

Federal Farm Credit Bank	0.25%	09/21/2020	200,000	199,972,222

Federal Farm Credit Bank	0.50%	10/20/2020	35,000	34,976,181

Federal Farm Credit Bank	0.15%	11/16/2020	25,000	24,992,083

Federal Farm Credit Bank	0.17%	11/27/2020	150,000	149,938,375

Federal Farm Credit Bank	0.40%	01/19/2021	15,000	14,976,667

Federal Farm Credit Bank	0.44%	03/24/2021	150,000	149,626,000

Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	05/07/2021	23,000	23,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(a)	0.25%	05/07/2021	55,000	55,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.17%	06/10/2021	14,000	14,000,000

Federal Farm Credit Bank (SOFR + 0.28%)(a)	0.37%	10/01/2021	365,000	365,000,000

Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	02/22/2022	16,555	16,555,000

Federal Farm Credit Bank (SOFR + 0.19%)(a)	0.28%	07/14/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	0.24%	07/28/2022	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.16%	08/11/2022	108,000	108,000,000

1,297,036,528

Federal Home Loan Bank (FHLB)-29.01%

Federal Home Loan Bank	0.20%	09/09/2020	4,659	4,658,793

Federal Home Loan Bank	0.16%	09/18/2020	150,000	149,979,458

Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	09/22/2020	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	09/28/2020	621,500	621,500,000

Federal Home Loan Bank	2.63%	10/01/2020	15,000	15,027,699

Federal Home Loan Bank	0.32%	10/02/2020	25,000	24,993,111

Federal Home Loan Bank	0.30%	10/05/2020	300,000	299,915,000

Federal Home Loan Bank	0.29%-0.30%	10/09/2020	350,000	349,891,278

Federal Home Loan Bank	0.30%	10/15/2020	39,000	38,985,700

Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/16/2020	20,000	20,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	10/19/2020	10,000	10,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/20/2020	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	10/22/2020	115,000	115,000,000

Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	10/23/2020	290,000	290,000,000

Federal Home Loan Bank	0.30%	10/26/2020	250,000	249,885,417

Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	11/06/2020	240,000	240,000,000

Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	11/06/2020	90,000	89,999,180

Federal Home Loan Bank	0.52%	11/09/2020	100,000	99,900,333

Federal Home Loan Bank	0.16%	11/12/2020	100,000	99,968,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	11/13/2020	265,000	265,000,000

Federal Home Loan Bank	0.26%	11/13/2020	50,000	49,983,778

Federal Home Loan Bank	0.30%	11/16/2020	88,000	87,944,267

Federal Home Loan Bank	0.30%	11/17/2020	160,000	159,897,333

Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	11/25/2020	645,000	645,000,000

Federal Home Loan Bank	0.34%	11/25/2020	304,329	304,084,691

Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	12/04/2020	250,000	250,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	12/15/2020	185,000	185,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	12/24/2020	85,000	85,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-(continued)

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/22/2021	$109,000	$109,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/28/2021	173,000	173,000,000

Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,598,775

Federal Home Loan Bank	1.38%	02/18/2021	10,410	10,452,989

Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	02/19/2021	145,000	145,000,000

Federal Home Loan Bank (SOFR + 0.04%)(a)	0.13%	02/25/2021	46,000	46,000,000

Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	02/26/2021	198,000	198,000,000

Federal Home Loan Bank	0.45%	03/08/2021	290,000	289,318,500

Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	03/11/2021	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	03/12/2021	345,000	345,000,000

Federal Home Loan Bank	0.30%	03/17/2021	100,000	99,835,833

Federal Home Loan Bank (SOFR + 0.11%)(a)	0.20%	03/25/2021	40,000	40,000,000

Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,505,652

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/09/2021	15,000	15,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/13/2021	77,000	77,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/14/2021	550,000	550,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/19/2021	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	04/21/2021	75,000	75,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	06/24/2021	240,000	240,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	07/09/2021	190,000	190,000,000

Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	07/23/2021	321,000	321,000,000

Federal Home Loan Bank (SOFR + 0.06%)(a)	0.15%	08/24/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.17%)(a)	0.26%	11/12/2021	127,000	127,000,000

Federal Home Loan Bank (SOFR + 0.15%)(a)	0.24%	11/15/2021	355,000	355,000,000

Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	08/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	08/19/2022	315,000	315,000,000

				9,243,325,787

Federal Home Loan Mortgage Corp. (FHLMC)-2.62%

Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	09/08/2020	24,100	24,100,023

Federal Home Loan Mortgage Corp.	1.88%	11/17/2020	4,215	4,227,482

Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	0.13%	12/14/2020	150,000	150,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	02/19/2021	55,000	55,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(a)	0.39%	06/30/2021	45,000	45,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(a)	0.41%	09/30/2021	412,000	412,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(a)	0.40%	01/03/2022	145,000	145,000,000

				835,327,505

Federal National Mortgage Association (FNMA)-3.84%

Federal National Mortgage Association	0.25%	09/23/2020	120,000	119,981,740

Federal National Mortgage Association	2.88%	10/30/2020	12,500	12,548,550

Federal National Mortgage Association (SOFR + 0.04%)(a)	0.13%	01/29/2021	25,000	24,979,009

Federal National Mortgage Association (SOFR + 0.25%)(a)	0.34%	03/24/2021	185,000	185,000,000

Federal National Mortgage Association (SOFR + 0.21%)(a)	0.30%	07/01/2021	150,000	150,000,000

Federal National Mortgage Association (SOFR + 0.23%)(a)	0.32%	07/06/2021	156,000	156,000,000

Federal National Mortgage Association (SOFR + 0.28%)(a)	0.37%	07/06/2021	225,000	225,000,000

Federal National Mortgage Association (SOFR + 0.30%)(a)	0.39%	01/07/2022	350,000	350,000,000

				1,223,509,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-1.20%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2020	$ 116,000	$ 116,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	06/15/2025	24,000	24,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	07/15/2025	26,111	26,111,112

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2025	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	10,000	10,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	8,000	8,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	4,600	4,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	02/15/2028	16,667	16,666,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	11/15/2028	75,000	75,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	05/15/2030	8,541	8,541,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	10/15/2030	8,000	8,000,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.16%	07/09/2026	30,600	30,600,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	03/15/2030	43,875	43,875,000

				381,393,779

Total U.S. Government Sponsored Agency Securities (Cost $12,980,592,898)				12,980,592,898

U.S. Treasury Securities-24.86%

U.S. Treasury Bills-17.19%(c)
U.S. Treasury Bills	0.12%-0.14%	09/08/2020	700,000	699,981,722

U.S. Treasury Bills	0.20%	09/10/2020	200,000	199,989,900

U.S. Treasury Bills	0.14%	09/17/2020	100,000	99,993,778

U.S. Treasury Bills	0.14%	09/29/2020	150,000	149,984,250

U.S. Treasury Bills	0.17%	10/01/2020	135,000	134,981,437

U.S. Treasury Bills	0.14%	10/06/2020	200,000	199,972,778

U.S. Treasury Bills	0.16%-0.19%	10/08/2020	250,000	249,955,035

U.S. Treasury Bills	0.15%	10/13/2020	670,000	669,884,850

U.S. Treasury Bills	0.18%	10/15/2020	100,000	99,978,000

U.S. Treasury Bills	0.15%	10/27/2020	300,000	299,930,000

U.S. Treasury Bills	0.15%	10/29/2020	800,000	799,806,667

U.S. Treasury Bills	0.17%	11/03/2020	100,000	99,970,250

U.S. Treasury Bills	0.15%	11/05/2020	375,000	374,898,438

U.S. Treasury Bills	0.18%	11/10/2020	250,000	249,912,500

U.S. Treasury Bills	0.15%	11/12/2020	100,000	99,971,000

U.S. Treasury Bills	0.10%	12/03/2020	150,000	149,961,249

U.S. Treasury Bills	0.18%-0.19%	12/10/2020	250,000	249,872,222

U.S. Treasury Bills	1.47%	12/31/2020	100,000	99,511,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Bills(c)-(continued)
U.S. Treasury Bills	0.17%	01/07/2021	$ 300,000	$ 299,823,999

U.S. Treasury Bills	0.18%	02/25/2021	150,000	149,867,250

U.S. Treasury Bills	0.17%	04/22/2021	100,000	99,893,208

				5,478,140,332

U.S. Treasury Notes-7.67%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(a)	0.22%	01/31/2021	445,000	444,928,230

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	0.24%	04/30/2021	720,000	719,899,522

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(a)	0.33%	07/31/2021	170,000	170,109,131

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(a)	0.41%	10/31/2021	550,000	550,669,433

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	0.26%	01/31/2022	25,000	24,994,371

U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,995,609

U.S. Treasury Notes	2.75%	09/30/2020	190,000	190,170,394

U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,019,624

U.S. Treasury Notes	2.50%	12/31/2020	25,000	25,173,115

U.S. Treasury Notes	2.13%	01/31/2021	25,000	25,182,968

U.S. Treasury Notes	3.63%	02/15/2021	25,000	25,371,676

U.S. Treasury Notes	2.00%	02/28/2021	34,000	34,274,991

U.S. Treasury Notes	2.50%	02/28/2021	37,000	37,389,483

				2,443,178,547

Total U.S. Treasury Securities (Cost $7,921,318,879)				7,921,318,879

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-65.60% (Cost $20,901,911,777)				20,901,911,777

			Repurchase Amount
Repurchase Agreements-34.50%(d)

ABN AMRO Bank N.V., joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities and and U.S. Treasury obligations valued at $510,000,010; 2.00% - 5.65%; 01/01/2021 - 08/20/2050)	0.09%	09/01/2020	142,806,355	142,805,998

BNP Paribas Securities Corp., agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by U.S. Treasury obligations, a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $510,000,000; 0.00% - 7.00%; 09/08/2020 - 10/20/2067)	0.09%	09/01/2020	500,001,250	500,000,000

BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	547,107,491	547,106,427

BNP Paribas Securities Corp., joint term agreement dated 08/05/2020,aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(e)	0.11%	09/04/2020	450,041,250	450,000,000

BNP Paribas Securities Corp., joint term agreement dated 08/05/2020,aggregate maturing value of $2,355,215,875 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,402,100,000; 0.00% - 7.63%; 09/10/2020 - 10/20/2067)(e)	0.11%	09/04/2020	1,640,150,333	1,640,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., agreement dated 08/31/2020, maturing value of $650,001,264 (collateralized by U.S. Treasury obligations valued at $663,000,000; 0.00%; 11/15/2020 - 08/15/2050)	0.07%	09/01/2020	$650,001,264	$650,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	200,009,092	200,008,592
ING Financial Markets, LLC, joint term agreement dated 07/23/2020, aggregate maturing value of $150,041,875 (collateralized by domestic agency mortgage-backed securities valued at $153,000,002; 2.50% - 4.50%; 04/01/2038 - 01/01/2057)	0.15%	09/28/2020	87,024,288	87,000,000
ING Financial Markets, LLC, joint term agreement dated 08/20/2020, aggregate maturing value of $300,026,667 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00% - 5.00%; 09/01/2042 - 06/01/2056)	0.10%	09/21/2020	205,018,222	205,000,000
ING Financial Markets, LLC, term agreement dated 08/05/2020, maturing value of $250,025,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 2.50% - 4.50%; 08/01/2040 - 01/01/2057)(e)	0.12%	09/04/2020	250,025,000	250,000,000
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	228,564,957	228,564,386
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,355	250,000,730
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(f)	0.07%	-	-	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S.treasury obligation valued at $510,000,087; 0.00% - 7.50%; 12/03/2020 - 09/01/2050)(f)	0.08%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S.treasury obligation valued at $295,800,007; 0.00% - 8.13%; 08/15/2021 - 09/01/2057)(f)	0.12%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S.treasury obligation valued at $408,000,043; 0.61% - 8.50%; 12/01/2020 - 02/16/2058)(f)	0.09%	-	-	275,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 0.00% - 6.00%; 09/01/2026 - 06/01/2050)(f)	0.80%	-	-	250,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	140,064,400	140,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	130,063,700	130,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020,aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(e)	0.09%	09/03/2020	170,006,094	170,003,119
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2020,aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 0.44% - 0.88%; 10/25/2035 - 04/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020,aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(e)	0.09%	09/03/2020	$452,045,411	$452,037,500

Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $592,485,396 (collateralized by U.S. Treasury obligations valued at $609,319,750; 0.00%; 02/15/2026 - 11/15/2043)	0.10%	09/01/2020	592,485,396	592,483,750

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $42,500,118 (collateralized by a U.S. Treasury obligation valued at $43,521,000; 0.00%; 08/15/2033)	0.10%	09/01/2020	42,500,118	42,500,000

RBC Capital Markets LLC, joint term agreement dated 08/31/2020, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and a foreign corporate obligation valued at $1,275,000,249; 0.00% - 8.00%; 09/01/2020 - 08/20/2065)(a)(e)	0.14%	11/02/2020	920,000,000	920,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	534,963,985	534,962,648

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(f)	0.07%	-	-	320,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	173,100,767	173,100,334

Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50% - 3.00%; 12/20/2049 - 01/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000

Total Repurchase Agreements (Cost $10,990,573,484)				10,990,573,484

TOTAL INVESTMENTS IN SECURITIES(g)-100.10% (Cost $31,892,485,261)				31,892,485,261

OTHER ASSETS LESS LIABILITIES-(0.10)%				(30,408,073)

NET ASSETS-100.00%				$31,862,077,188

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-103.09%

U.S. Treasury Bills-88.36%(a)

U.S. Treasury Bills	0.09%-0.14%	09/01/2020	$61,500	$61,500,000

U.S. Treasury Bills	0.09%-1.02%	09/03/2020	36,717	36,716,511

U.S. Treasury Bills	0.08%-0.14%	09/08/2020	80,100	80,098,539

U.S. Treasury Bills	0.15%-1.78%	09/10/2020	35,000	34,996,031

U.S. Treasury Bills	0.09%-0.11%	09/15/2020	60,000	59,997,822

U.S. Treasury Bills	0.14%-0.18%	09/17/2020	60,000	59,995,411

U.S. Treasury Bills	0.08%-0.19%	09/22/2020	67,200	67,195,449

U.S. Treasury Bills	0.16%	09/24/2020	20,000	19,998,019

U.S. Treasury Bills	0.10%-0.14%	09/29/2020	40,000	39,996,889

U.S. Treasury Bills	0.10%-0.17%	10/01/2020	53,980	53,973,710

U.S. Treasury Bills	0.15%-1.63%	10/08/2020	57,000	56,983,304

U.S. Treasury Bills	0.10%	10/13/2020	4,900	4,899,428

U.S. Treasury Bills	0.14%-0.18%	10/15/2020	45,000	44,991,713

U.S. Treasury Bills	0.09%	10/20/2020	35,000	34,995,713

U.S. Treasury Bills	0.12%-0.15%	10/22/2020	30,000	29,994,546

U.S. Treasury Bills	0.15%	10/27/2020	20,000	19,995,333

U.S. Treasury Bills	0.11%-0.16%	10/29/2020	60,000	59,987,554

U.S. Treasury Bills	0.17%	11/03/2020	5,000	4,998,513

U.S. Treasury Bills	0.10%-0.15%	11/05/2020	60,000	59,987,361

U.S. Treasury Bills	0.12%-0.18%	11/10/2020	25,000	24,992,417

U.S. Treasury Bills	0.11%-0.16%	11/12/2020	46,000	45,988,940

U.S. Treasury Bills	0.19%	11/17/2020	5,000	4,997,968

U.S. Treasury Bills	0.11%	11/19/2020	30,000	29,993,088

U.S. Treasury Bills	0.19%	11/24/2020	10,000	9,995,683

U.S. Treasury Bills	0.10%-0.16%	11/27/2020	32,000	31,990,648

U.S. Treasury Bills	0.11%	12/01/2020	15,000	14,995,829

U.S. Treasury Bills	0.17%	12/03/2020	40,000	39,986,777

U.S. Treasury Bills	0.16%	12/08/2020	15,000	14,993,671

U.S. Treasury Bills	0.18%-0.19%	12/10/2020	20,000	19,989,826

U.S. Treasury Bills	0.16%	12/15/2020	20,000	19,992,563

U.S. Treasury Bills	0.19%	12/17/2020	10,000	9,994,501

U.S. Treasury Bills	0.15%	12/22/2020	7,000	6,996,842

U.S. Treasury Bills	0.11%-0.18%	12/24/2020	40,000	39,982,979

U.S. Treasury Bills	0.17%	12/31/2020	10,000	9,994,454

U.S. Treasury Bills	0.17%	01/07/2021	10,000	9,994,133

U.S. Treasury Bills	0.15%	01/14/2021	13,000	12,992,931

U.S. Treasury Bills	0.13%	01/21/2021	5,000	4,997,436

U.S. Treasury Bills	0.13%-1.44%	01/28/2021	26,000	25,953,326

U.S. Treasury Bills	0.12%	02/11/2021	10,000	9,994,567

U.S. Treasury Bills	0.12%	02/18/2021	8,000	7,995,467

U.S. Treasury Bills	0.12%-0.18%	02/25/2021	27,000	26,982,595

U.S. Treasury Bills	0.00%	03/04/2021	10,000	9,994,186

U.S. Treasury Bills	0.14%	04/22/2021	5,000	4,995,470

U.S. Treasury Bills	0.18%	05/20/2021	5,000	4,993,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Bills(a)-(continued)

U.S. Treasury Bills	0.16%	07/15/2021	$7,000	$6,990,446

				1,282,071,955

U.S. Treasury Notes-14.73%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	17,000	16,996,155
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	7,000	6,999,931
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	15,000	14,996,429
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	36,500	36,520,468
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	30,000	29,971,602
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	55,000	55,026,658
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	12,000	12,000,271
U.S. Treasury Notes	2.00%	09/30/2020	15,000	15,004,363
U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,002,685
U.S. Treasury Notes	2.00%	01/15/2021	3,000	3,018,863
U.S. Treasury Notes	2.25%	03/31/2021	10,000	10,107,345

				213,644,770

TOTAL INVESTMENTS IN SECURITIES-103.09% (Cost $1,495,716,725)				1,495,716,725

OTHER ASSETS LESS LIABILITIES-(3.09)%				(44,822,921)

NET ASSETS-100.00%				$1,450,893,804

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-99.85%

Alabama-4.40%

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.12%	07/01/2040	$8,805	$ 8,805,000

Arizona-2.81%

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,945	2,945,000

				5,630,000

California-1.30%

California (State of) Educational Facilities Authority; Series 2020, Commercial Paper Notes	0.11%	10/01/2020	2,600	2,600,000

Colorado-0.60%

Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	02/01/2031	1,190	1,190,000

Delaware-2.03%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	09/01/2036	2,780	2,780,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.10%	05/01/2036	1,280	1,280,000

				4,060,000

District of Columbia-3.38%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	08/15/2038	245	245,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.07%	10/01/2039	6,525	6,525,000

				6,770,000

Florida-5.16%
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.09%	06/01/2048	910	910,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.16%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.09%	07/01/2032	2,400	2,400,000

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.07%	07/01/2037	4,280	4,280,000

				10,315,000

Georgia-4.20%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.08%	11/01/2030	2,590	2,590,000

Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	01/01/2030	2,420	2,420,000
Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	0.14%	01/01/2036	3,000	3,000,000

Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	09/01/2020	400	400,000

				8,410,000

Illinois-4.49%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.07%	12/01/2046	5,755	5,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	01/01/2037	$2,230	$ 2,230,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.08%	10/01/2033	1,000	1,000,000

				8,985,000

Indiana-8.69%

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.14%	08/01/2037	5,750	5,750,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.18%	06/01/2035	8,000	8,000,000

Purdue University; Series 2011 A, VRD COP(b)	0.06%	07/01/2035	3,635	3,635,000

				17,385,000

Louisiana-1.75%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.08%	07/01/2047	3,505	3,505,000

Maryland-4.71%

Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020 B, Commercial Paper Notes	0.22%	09/09/2020	4,800	4,800,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	04/01/2035	2,015	2,015,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	0.03%	07/01/2041	2,600	2,600,000

				9,415,000

Massachusetts-2.17%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	10/01/2038	2,830	2,830,000

Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.07%	01/01/2037	1,500	1,500,000

				4,330,000

Michigan-4.51%

Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.10%	01/15/2026	2,005	2,005,000

Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.10%	08/15/2030	3,000	3,000,000

Series 2001 A-2, VRD RB(b)	0.10%	08/15/2030	1,010	1,010,000

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	03/01/2031	3,000	3,000,000

				9,015,000

Minnesota-5.48%

Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.16%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	11/01/2035	6,505	6,505,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	10/01/2033	3,285	3,285,000

				10,965,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Mississippi-3.95%

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD IDR(b)	0.03%	12/01/2030	$ 60	$ 60,000

Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	585	585,000

Series 2010 E, VRD IDR(b)	0.08%	12/01/2030	6,250	6,250,000

Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	1,000	1,000,000

				7,895,000

Missouri-0.59%

Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.08%	11/01/2037	615	615,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.14%	08/01/2038	565	565,000

				1,180,000

Nevada-0.75%

Reno (City of), NV (Renown Regional Medical Center); Series 2009 A, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	06/01/2039	1,500	1,500,000

New York-4.46%

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.06%	05/01/2039	2,500	2,500,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing);
Series 2015 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.10%	05/01/2050	6,100	6,100,000

Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.09%	05/01/2050	330	330,000

				8,930,000

North Carolina-4.39%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.05%	06/01/2027	1,285	1,285,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.07%	12/01/2021	2,520	2,520,000

Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.04%	05/01/2036	4,970	4,970,000

				8,775,000

Ohio-1.46%

Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.09%	08/02/2038	2,925	2,925,000

Pennsylvania-4.85%

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	06/01/2037	4,305	4,305,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.07%	03/01/2030	1,990	1,990,000

Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	10/15/2025	385	385,000

Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	11/01/2029	305	305,000

Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	07/01/2027	2,725	2,725,000

				9,710,000

Rhode Island-2.10%

Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.07%	09/01/2043	4,200	4,200,000

Texas-10.73%

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.12%	02/15/2042	4,720	4,720,000

Houston (City of), TX; Series 2020 E-2, Commercial Paper Notes	0.16%	10/02/2020	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas-(continued)

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.08%	05/15/2034	$1,500	$ 1,500,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.11%	04/01/2026	2,320	2,320,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.14%	05/01/2042	2,860	2,860,000

Texas A&M University System Board of Regents; Series 2020 B, Commercial Paper Notes	0.18%	11/04/2020	400	400,000

University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.06%	08/01/2025	4,665	4,665,000

Series 2020 A, Commercial Paper Notes	0.22%	09/03/2020	1,000	1,000,000

				21,465,000

Virginia-1.90%

Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.09%	08/01/2037	3,800	3,800,000

Washington-4.32%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	09/01/2049	4,550	4,550,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	11/01/2047	4,085	4,085,000

				8,635,000

West Virginia-3.14%

Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.10%	07/01/2039	845	845,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.14%	01/01/2034	5,435	5,435,000

				6,280,000

Wisconsin-1.53%

Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.09%	10/01/2042	3,060	3,060,000

TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.85% (Cost $199,735,000)				199,735,000

OTHER ASSETS LESS LIABILITIES-0.15%				308,127

NET ASSETS-100.00%				$200,043,127

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.8%; Japan: 5.3%; other countries less than 5% each: 11.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank N.A.	6.7%

Wells Fargo Bank N.A.	6.6

Federal Home Loan Bank	6.4

Federal Home Loan Mortgage Corp.	6.3

TD Bank N.A.	6.2

PNC Bank N.A.	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in securities, at value	$1,784,724,046	$143,331,875	$13,547,669,573	$20,901,911,777	$1,495,716,725	$199,735,000

Repurchase agreements, at value and cost	830,572,324	178,878,687	9,491,478,726	10,990,573,484	-	-

Cash	33,603,197	-	-	-	37,054	61,208

Receivable for:
Investments sold	-	900,000	-	-	-	315,000

Interest	1,056,194	20,964	9,417,821	7,237,160	346,690	23,497

Fund expenses absorbed	-	5,056	-	115,182	5,041	-

Investment for trustee deferred compensation and retirement plans	3,644,669	1,008,721	2,164,080	987,082	118,706	356,729

Other assets	124,772	219,614	217,359	1,247,838	37,133	91,265

Total assets	2,653,725,202	324,364,917	23,050,947,559	31,902,072,523	1,496,261,349	200,582,699

Liabilities:

Payable for:
Investments purchased	83,707,955	-	399,847,556	-	44,984,634	-

Amount due custodian	-	12,463	1,795,459	35,860,836	-	-

Dividends	254,769	4,367	843,269	1,321,007	48,847	1,671

Accrued fees to affiliates	131,522	32,780	2,066,942	1,515,523	140,517	101,988

Accrued trustees’ and officers’ fees and benefits	14,771	7,700	62,856	97,276	9,975	7,064

Accrued operating expenses	73,996	50,032	426,940	44,482	53,713	47,638

Trustee deferred compensation and retirement plans	3,930,281	1,079,940	2,415,132	1,156,211	129,859	381,211

Total liabilities	88,113,294	1,187,282	407,458,154	39,995,335	45,367,545	539,572

Net assets applicable to shares outstanding	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net assets consist of:

Shares of beneficial interest	$2,564,796,446	$322,403,496	$22,642,905,919	$31,862,059,097	$1,450,989,544	$200,167,173

Distributable earnings (loss)	815,462	774,139	583,486	18,091	(95,740)	(124,046)

	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net Assets:

Institutional Class	$2,558,430,270	$320,753,104	$19,215,805,324	$30,259,135,986	$1,370,210,399	$150,996,969

Private Investment Class	$3,541,763	$1,276,217	$422,827,568	$582,081,907	$14,423,866	$10,134,533

Personal Investment Class	$10,252	$395,347	$281,818,329	$13,529,921	$741,749	$3,583,850

Cash Management Class	$2,947,071	$503,834	$371,957,560	$431,476,231	$340,627	$5,489,875

Reserve Class	$278,241	$105,438	$581,684,073	$401,437,716	$54,584,982	$26,823,422

Resource Class	$365,645	$122,593	$635,713,393	$143,147,544	$150,056	$3,004,200

Corporate Class	$38,666	$21,102	$1,133,683,158	$31,267,883	$10,442,125	$10,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,556,995,297	320,747,228	19,214,641,352	30,259,011,208	1,370,246,974	150,977,656

Private Investment Class	3,539,795	1,276,199	422,801,949	582,079,509	14,424,267	10,133,237

Personal Investment Class	10,246	395,341	281,801,254	13,529,865	741,770	3,583,392

Cash Management Class	2,945,434	503,827	371,935,023	431,474,453	340,636	5,489,173

Reserve Class	278,086	105,437	581,648,828	401,436,062	54,586,495	26,819,991

Resource Class	365,442	122,590	635,674,875	143,146,954	150,060	3,003,816

Corporate Class	38,644	21,102	1,133,614,467	31,267,755	10,442,415	10,277

Net asset value, offering and redemption price per share for each class	$1.0006	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,614,636,741	$322,207,996	$23,039,148,299	$31,892,485,261	$1,495,716,725	$199,735,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$34,284,787	$6,257,216	$203,953,802	$316,385,027	$12,665,627	$2,133,528

Expenses:

Advisory fees	3,579,174	698,375	29,385,396	31,594,396	1,616,131	450,697

Administrative services fees	1,063,769	209,751	8,705,596	14,279,270	553,117	100,713

Custodian fees	39,456	10,394	684,345	(696,813)	6,675	4,469

Distribution fees:
Private Investment Class	11,697	3,966	1,423,815	1,818,484	27,185	37,931

Personal Investment Class	56	2,327	1,943,548	114,195	1,812	12,104

Cash Management Class	5,877	418	298,824	265,250	4,655	16,154

Reserve Class	2,496	1,632	3,330,130	3,232,492	474,354	218,276

Resource Class	729	197	1,016,902	300,798	643	5,138

Corporate Class	68	6	92,017	19,425	1,901	3

Transfer agent fees	214,750	41,902	1,763,124	2,843,496	111,702	20,281

Trustees’ and officers’ fees and benefits	52,165	26,612	246,372	353,199	33,779	23,278

Registration and filing fees	85,059	89,032	158,643	223,526	82,407	98,838

Reports to shareholders	23,125	16,105	71,876	(81,108)	18,221	15,403

Professional services fees	44,905	37,263	110,574	(141,868)	39,486	36,199

Other	109,541	63,375	266,443	(198,642)	47,091	14,246

Total expenses	5,232,867	1,201,355	49,497,605	53,926,100	3,019,159	1,053,730

Less: Fees waived	(918,298)	(358,636)	(9,124,214)	(2,008,756)	(444,885)	(454,859)

Net expenses	4,314,569	842,719	40,373,391	51,917,344	2,574,274	598,871

Net investment income	29,970,218	5,414,497	163,580,411	264,467,683	10,091,353	1,534,657

Realized and unrealized gain (loss) from:

Net realized gain (loss) from investment securities	(15,623)	78	139,394	(189,477)	(57,411)	-

Change in net unrealized appreciation (depreciation) of investment securities	45,074	(41,714)	-	-	-	-

Net realized and unrealized gain (loss)	29,451	(41,636)	139,394	(189,477)	(57,411)	-

Net increase in net assets resulting from operations	$29,999,669	$5,372,861	$163,719,805	$264,278,206	$10,033,942	$1,534,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2020 and 2019

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	2020	2019	2020	2019

Operations:
Net investment income	$29,970,218	$54,795,839	$5,414,497	$12,099,439

Net realized gain (loss)	(15,623)	29,559	78	723

Change in net unrealized appreciation (depreciation)	45,074	(26,913)	(41,714)	(10,820)

Net increase in net assets resulting from operations	29,999,669	54,798,485	5,372,861	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(29,817,713)	(54,388,381)	(5,392,900)	(12,042,840)

Private Investment Class	(36,868)	(107,595)	(11,032)	(26,438)

Personal Investment Class	(74)	(199)	(2,832)	(8,858)

Cash Management Class	(107,505)	(248,909)	(5,280)	(14,390)

Reserve Class	(1,504)	(5,872)	(1,098)	(3,794)

Resource Class	(3,570)	(20,589)	(1,140)	(2,658)

Corporate Class	(2,984)	(24,294)	(215)	(461)

Total distributions from distributable earnings	(29,970,218)	(54,795,839)	(5,414,497)	(12,099,439)

Share transactions-net:
Institutional Class	114,142,968	100,799,791	(331,356,151)	127,368,867

Private Investment Class	(1,176,345)	(1,144,582)	(71,436)	(241,794)

Personal Investment Class	-	(984)	(45,201)	(175,590)

Cash Management Class	(6,335,509)	3,104,748	(96,257)	(178,908)

Reserve Class	(24,329)	(115,774)	(167,883)	3,716

Resource Class	2,906	(632,819)	(674)	(62,642)

Corporate Class	(287,979)	(1,599,196)	251	457

Net increase (decrease) in net assets resulting from share transactions	106,321,712	100,411,184	(331,737,351)	126,714,106

Net increase (decrease) in net assets	106,351,163	100,413,830	(331,778,987)	126,704,009

Net assets:
Beginning of year	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of year	$2,565,611,908	$2,459,260,745	$323,177,635	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	2020	2019	2020	2019

Operations:
Net investment income	$163,580,411	$484,811,474	$264,467,683	$518,471,634

Net realized gain (loss)	139,394	204,798	(189,477)	224,974

Net increase in net assets resulting from operations	163,719,805	485,016,272	264,278,206	518,696,608

Distributions to shareholders from distributable earnings:
Institutional Class	(146,246,982)	(438,858,990)	(254,196,609)	(491,630,206)

Private Investment Class	(3,446,279)	(9,738,598)	(4,200,784)	(8,737,051)

Personal Investment Class	(2,137,800)	(3,312,891)	(89,620)	(207,870)

Cash Management Class	(3,199,903)	(8,499,805)	(2,683,953)	(7,669,515)

Reserve Class	(1,117,598)	(3,008,307)	(1,290,595)	(3,929,202)

Resource Class	(4,967,684)	(13,201,572)	(1,599,458)	(4,570,537)

Corporate Class	(2,664,191)	(8,191,311)	(439,777)	(1,727,253)

Total distributions from distributable earnings	(163,780,437)	(484,811,474)	(264,500,796)	(518,471,634)

Share transactions-net:
Institutional Class	498,579,949	(1,514,751,400)	256,030,543	7,673,132,994

Private Investment Class	(83,191,362)	(11,707,755)	49,500,711	106,832,736

Personal Investment Class	(78,430,874)	242,362,528	(2,461,469)	7,670,768

Cash Management Class	(24,723,778)	(50,068,678)	66,475,768	31,650,960

Reserve Class	292,043,533	61,097,539	103,651,946	88,155,960

Resource Class	3,118,922	107,165,894	(37,467,649)	(51,677,589)

Corporate Class	704,514,058	(38,240,138)	(9,080,725)	(105,927,589)

Net increase (decrease) in net assets resulting from share transactions	1,311,910,448	(1,204,142,010)	426,649,125	7,749,838,240

Net increase (decrease) in net assets	1,311,849,816	(1,203,937,212)	426,426,535	7,750,063,214

Net assets:
Beginning of year	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of year	$22,643,489,405	$21,331,639,589	$31,862,077,188	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$10,091,353	$25,841,669	$1,534,657	$2,660,015

Net realized gain (loss)	(57,411)	17,726	-	-

Net increase in net assets resulting from operations	10,033,942	25,859,395	1,534,657	2,660,015

Distributions to shareholders from distributable earnings:
Institutional Class	(9,782,969)	(25,123,428)	(1,172,112)	(1,816,364)

Private Investment Class	(65,930)	(111,394)	(106,524)	(305,352)

Personal Investment Class	(898)	(3,844)	(7,119)	(2,466)

Cash Management Class	(16,009)	(41,719)	(177,298)	(395,402)

Reserve Class	(212,244)	(557,964)	(50,307)	(80,976)

Resource Class	(1,150)	(3,101)	(21,222)	(59,305)

Corporate Class	(12,153)	(219)	(75)	(150)

Total distributions from distributable earnings	(10,091,353)	(25,841,669)	(1,534,657)	(2,660,015)

Share transactions-net:
Institutional Class	325,218,196	(235,306,840)	(10,043,247)	33,374,672

Private Investment Class	4,941,082	3,398,983	(10,353,451)	(7,570,673)

Personal Investment Class	630,111	(283,153)	1,041,703	2,531,656
Cash Management Class	(1,553,674)	(1,270,980)	(21,806,010)	(4,585,853)

Reserve Class	(123,709)	21,314,012	6,820,117	5,850,867

Resource Class	16,515	38,286	1,886,657	(1,381,960)

Corporate Class	10,431,998	216	85	135

Net increase (decrease) in net assets resulting from share transactions	339,560,519	(212,109,476)	(32,454,146)	28,218,844

Net increase (decrease) in net assets	339,503,108	(212,091,750)	(32,454,146)	28,218,844

Net assets:
Beginning of year	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of year	$1,450,893,804	$1,111,390,696	$200,043,127	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                             Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets	assets without	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense	and/or expense	to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	reimbursements	reimbursements	net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/20	$1.0004	$0.0081	$(0.0008)	$0.0073	$(0.0071)	$-	$(0.0071)	$1.0006	0.74%	$10	0.64%(c)	0.77%(c)	0.80%(c)
Year ended 08/31/19	1.0004	0.0182	0.0000	0.0182	(0.0182)	-	(0.0182)	1.0004	1.83	10	0.73	0.77	1.82
Year ended 08/31/18	1.0002	0.0118	(0.0011)	0.0107	(0.0105)	-	(0.0105)	1.0004	1.07	11	0.73	0.78	1.18
Year ended 08/31/17	1.00	0.0019	0.0019	0.0038	(0.0031)	(0.0005)	(0.0036)	1.0002	0.35	11	0.50	0.81	0.19
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	29,249	0.40	0.90	0.09
Invesco STIC Prime Portfolio
Year ended 08/31/20	1.0001	0.0075	(0.0012)	0.0063	(0.0064)	-	(0.0064)	1.0000	0.65	395	0.59(c)	0.81(c)	0.75(c)
Year ended 08/31/19	1.0001	0.0171	0.0001	0.0172	(0.0172)	-	(0.0172)	1.0001	1.73	441	0.73	0.80	1.71
Year ended 08/31/18	1.0000	0.0100	(0.0002)	0.0098	(0.0097)	-	(0.0097)	1.0001	0.99	616	0.73	0.82	1.00
Year ended 08/31/17	1.00	0.0042	(0.0010)	0.0032	(0.0032)	-	(0.0032)	1.0000	0.32	611	0.38	0.82	0.42
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	117,475	0.26	0.92	0.14
Invesco Treasury Portfolio
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.56	281,818	0.55(c)	0.76(c)	0.49(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.64	360,256	0.73	0.76	1.63
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.83	117,875	0.71	0.75	0.84
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	140,236	0.50	0.75	0.20
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	122,822	0.22	0.90	0.09
Invesco Government & Agency Portfolio
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.58	13,530	0.50(c)	0.70(c)	0.50(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.66	15,992	0.71	0.71	1.65
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.84	8,321	0.68	0.70	0.82
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	21,129	0.49	0.70	0.24
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	7,507	0.21	0.87	0.12
Invesco Treasury Obligations Portfolio
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	742	0.37(c)	0.75(c)	0.65(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.62	112	0.73	0.76	1.60
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.82	395	0.71	0.76	0.81
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	48	0.25	0.77	0.41
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	2,608	0.17	1.08	0.08
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.41	3,584	0.48(c)	0.89(c)	0.47(c)
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.83	2,542	0.75	0.90	0.83
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.54	10	0.60	0.93	0.61
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	2,006	0.44	0.92	0.32
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	2,397	0.15	1.03	0.07

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)

Ratios are based on average daily net assets (000’s omitted) of $10, $423, $353,372, $20,763, $329 and $2,201 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                             Short-Term Investments Trust

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain

39                             Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or

40                             Short-Term Investments Trust

instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the year ended August 31, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.13%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

41                             Short-Term Investments Trust

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$916,953
Invesco STIC Prime Portfolio	354,758
Invesco Treasury Portfolio	6,130,127
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	274,586
Invesco Tax-Free Cash Reserve Portfolio	311,174

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the year ended August 31, 2020 are shown below:

		Private	Personal	Cash
		Investment	Investment	Management	Reserve	Resource	Corporate
	Fund Level	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	$-	$733	$9	$-	$582	$21	$-
Invesco STIC Prime Portfolio	2,018	887	573	71	287	41	1
Invesco Treasury Portfolio	-	417,235	624,782	18,501	1,713,928	216,249	3,392
Invesco Government & Agency Portfolio	-	456,411	41,926	18,079	1,450,150	42,117	73
Invesco Treasury Obligations Portfolio	-	7,598	1,200	217	161,180	41	63
Invesco Tax-Free Cash Reserve Portfolio	33,144	8,664	5,729	2,215	92,327	1,605	1

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to

42                             Short-Term Investments Trust

significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$ 93,743,593	$ 149,731,882	$-
Invesco STIC Prime Portfolio	49,203,977	45,363,263	-
Invesco Tax-Free Cash Reserve Portfolio	248,610,783	242,669,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019
	2020			2019
	Ordinary Income*	Ordinary Income-Tax- Exempt	Long-Term Capital Gains	Ordinary Income*	Ordinary Income-Tax- Exempt
Invesco Liquid Assets Portfolio	$29,970,218	$-	$-	$54,795,839	$-
Invesco STIC Prime Portfolio	5,414,497	-	-	12,099,439	-
Invesco Treasury Portfolio	163,582,316	-	198,121	484,811,474	-
Invesco Government & Agency Portfolio	264,469,100	-	31,696	518,471,634	-
Invesco Treasury Obligations Portfolio	10,091,353	-	-	25,841,669	-
Invesco Tax-Free Cash Reserve Portfolio	-	1,534,657	-	-	2,660,015

*	Includes short-term capital gain distributions, if any.

43                             Short-Term Investments Trust

Tax Components of Net Assets at Period-End:
	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Liquid Assets Portfolio	$3,354,188	$-	$(3,182,732)	$659,629	$(15,623)	$2,564,796,446	$2,565,611,908
Invesco STIC Prime Portfolio	1,639,256	-	(867,683)	2,566	-	322,403,496	323,177,635
Invesco Treasury Portfolio	2,573,305	-	(1,973,847)	(15,972)	-	22,642,905,919	22,643,489,405
Invesco Government & Agency Portfolio	1,162,580	-	(955,013)	-	(189,476)	31,862,059,097	31,862,077,188
Invesco Treasury Obligations Portfolio	91,628	-	(104,172)	(23,691)	(59,505)	1,450,989,544	1,450,893,804
Invesco Tax-Free Cash Reserve Portfolio	-	200,772	(305,726)	-	(19,092)	200,167,173	200,043,127

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2020, as follows:

Fund	Not Subject to Expiration	Total*
Invesco Liquid Assets Portfolio	$15,623	$15,623
Invesco Government & Agency Portfolio	189,476	189,476
Invesco Treasury Obligations Portfolio	59,505	59,505
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Liquid Assets Portfolio	$2,614,636,741	$676,866	$(17,237)	$659,629
Invesco STIC Prime Portfolio	322,207,996	2,599	(33)	2,566
Invesco Treasury Portfolio	23,039,164,271	-	(15,972)	(15,972)
Invesco Treasury Obligations Portfolio	1,495,740,416	-	(23,691)	(23,691)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2020, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest
Invesco Liquid Assets Portfolio	$29,559	$(29,559)	$-
Invesco STIC Prime Portfolio	2,359	(2,359)	-
Invesco Treasury Portfolio	114,461	(153,462)	39,001
Invesco Government & Agency Portfolio	(1,417)	1,417	-
Invesco Treasury Obligations Portfolio	-	-	-
Invesco Tax-Free Cash Reserve Portfolio	-	-	-

44                             Short-Term Investments Trust

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	15,429,264,962	$15,436,049,996	11,115,059,561	$11,118,203,826
Private Investment Class	556,769	556,939	286,881	286,945
Cash Management Class	57,447,877	57,471,129	183,906,129	183,953,776
Reserve Class	64,898	64,918	8,652	8,654
Resource Class	601	601	5,100	5,102
Corporate Class	172,360	172,517	396,987	397,046

Issued as reinvestment of dividends:
Institutional Class	6,416,422	6,418,790	10,250,841	10,253,316
Private Investment Class	32,532	32,543	86,006	86,026
Personal Investment Class	-	-	15	15
Cash Management Class	81,549	81,575	175,461	175,508
Reserve Class	1,504	1,504	5,870	5,872
Resource Class	3,570	3,570	20,583	20,589
Corporate Class	2,984	2,984	24,289	24,294

Reacquired:
Institutional Class	(15,321,899,211)	(15,328,325,818)	(11,024,583,994)	(11,027,657,351)
Private Investment Class	(1,765,341)	(1,765,827)	(1,517,171)	(1,517,553)
Personal Investment Class	-	-	(999)	(999)
Cash Management Class	(63,868,033)	(63,888,213)	(180,975,556)	(181,024,536)
Reserve Class	(90,719)	(90,751)	(130,254)	(130,300)
Resource Class	(1,265)	(1,265)	(658,263)	(658,510)
Corporate Class	(463,261)	(463,480)	(2,019,990)	(2,020,536)
Net increase in share activity	105,958,198	$106,321,712	100,340,148	$100,411,184

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 75% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)			2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,515,191,563	$1,515,273,645	1,752,564,099	$1,752,564,558

Private Investment Class	46,700	46,700	106,492	106,492

Personal Investment Class	561	561	-	-

Cash Management Class	-	-	32,538	32,538

Reserve Class	281	281	342	342

Resource Class	182	182	-	-

Corporate Class	36	36	-	-

Issued as reinvestment of dividends:
Institutional Class	4,489,681	4,489,681	7,389,194	7,389,194

Private Investment Class	11,032	11,032	25,796	25,796

Personal Investment Class	2,832	2,832	199	199

Cash Management Class	3,278	3,278	9,022	9,022

Reserve Class	1,098	1,098	3,751	3,751

Resource Class	1,140	1,140	2,606	2,606

Corporate Class	215	215	457	457

Reacquired:
Institutional Class	(1,851,039,089)	(1,851,119,477)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(129,157)	(129,168)	(374,081)	(374,082)

Personal Investment Class	(48,590)	(48,594)	(175,789)	(175,789)

Cash Management Class	(99,534)	(99,535)	(220,468)	(220,468)

Reserve Class	(169,247)	(169,262)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(331,739,014)	$(331,737,351)	126,714,555	$126,714,106

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	182,665,163,108	$182,665,163,108	187,978,433,067	$187,978,433,067

Private Investment Class	1,486,970,970	1,486,970,970	1,261,646,363	1,261,646,363

Personal Investment Class	2,422,880,087	2,422,880,087	1,630,224,829	1,630,224,829

Cash Management Class	861,417,932	861,417,932	2,148,188,357	2,148,188,357

Reserve Class	1,819,500,275	1,819,500,275	847,847,187	847,847,187

Resource Class	333,477,473	333,477,473	883,852,393	883,852,393

Corporate Class	6,641,915,581	6,641,915,581	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:
Institutional Class	45,062,613	45,062,613	115,324,756	115,324,756

Private Investment Class	1,524,217	1,524,217	3,080,285	3,080,285

Personal Investment Class	2,137,800	2,137,800	2,964,198	2,964,198

Cash Management Class	3,199,903	3,199,903	8,004,739	8,004,739

Reserve Class	1,117,598	1,117,598	2,800,991	2,800,991

Resource Class	377,525	377,525	2,341,092	2,341,092

Corporate Class	2,642,981	2,642,981	6,377,933	6,377,933

Reacquired:
Institutional Class	(182,211,645,772)	(182,211,645,772)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,571,686,549)	(1,571,686,549)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(2,503,448,761)	(2,503,448,761)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(889,341,613)	(889,341,613)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(1,528,574,340)	(1,528,574,340)	(789,550,639)	(789,550,639)

Resource Class	(330,736,076)	(330,736,076)	(779,027,591)	(779,027,591)

Corporate Class	(5,940,044,504)	(5,940,044,504)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	1,311,910,448	$1,311,910,448	(1,204,142,010)	$(1,204,142,010)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

            In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	262,928,153,701	$262,928,153,701	201,304,629,047	$201,304,629,047

Private Investment Class	2,584,479,157	2,584,479,157	2,057,789,705	2,057,789,705

Personal Investment Class	62,737,197	62,737,197	33,910,046	33,910,046

Cash Management Class	657,577,573	657,577,573	970,595,900	970,595,900

Reserve Class	1,172,921,187	1,172,921,187	1,378,739,399	1,378,739,399

Resource Class	1,825,896,962	1,825,896,962	2,554,982,650	2,554,982,650

Corporate Class	820,373,313	820,373,313	573,841,827	573,841,827

Issued as reinvestment of dividends:
Institutional Class	73,415,945	73,415,945	126,914,764	126,914,764

Private Investment Class	3,046,192	3,046,192	4,227,798	4,227,798

Personal Investment Class	89,620	89,620	168,914	168,914

Cash Management Class	2,363,772	2,363,772	5,327,428	5,327,428

Reserve Class	1,290,595	1,290,595	3,618,437	3,618,437

Resource Class	1,403,826	1,403,826	3,149,980	3,149,980

Corporate Class	26,956	26,956	346,829	346,829

Reacquired:
Institutional Class	(262,745,539,103)	(262,745,539,103)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(2,538,024,638)	(2,538,024,638)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(65,288,286)	(65,288,286)	(26,408,192)	(26,408,192)

Cash Management Class	(593,465,577)	(593,465,577)	(944,272,368)	(944,272,368)

Reserve Class	(1,070,559,836)	(1,070,559,836)	(1,294,201,876)	(1,294,201,876)

Resource Class	(1,864,768,437)	(1,864,768,437)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(829,480,994)	(829,480,994)	(680,116,245)	(680,116,245)

Net increase in share activity	426,649,125	$426,649,125	7,749,838,240	$7,749,838,240

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

            In addition, 10% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

48                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	2,007,630,177	$2,007,630,177	902,898,047	$902,898,047

Private Investment Class	17,752,712	17,752,712	17,567,905	17,567,905

Personal Investment Class	12,396,845	12,396,845	1,755,557	1,755,557

Cash Management Class	38,202,008	38,202,008	1,001,917	1,001,917

Reserve Class	108,199,892	108,199,892	120,013,835	120,013,835

Resource Class	2,952,538	2,952,538	2,115,950	2,115,950

Corporate Class	16,000,000	16,000,000	-	-

Issued as reinvestment of dividends:
Institutional Class	1,687,442	1,687,442	2,012,405	2,012,405

Private Investment Class	65,930	65,930	107,684	107,684

Personal Investment Class	282	282	2,574	2,574

Cash Management Class	16,009	16,009	41,719	41,719

Reserve Class	212,244	212,244	513,925	513,925

Resource Class	424	424	1,002	1,002

Corporate Class	11,998	11,998	216	216

Reacquired:
Institutional Class	(1,684,099,423)	(1,684,099,423)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(12,877,560)	(12,877,560)	(14,276,606)	(14,276,606)

Personal Investment Class	(11,767,016)	(11,767,016)	(2,041,284)	(2,041,284)

Cash Management Class	(39,771,691)	(39,771,691)	(2,314,616)	(2,314,616)

Reserve Class	(108,535,845)	(108,535,845)	(99,213,748)	(99,213,748)

Resource Class	(2,936,447)	(2,936,447)	(2,078,666)	(2,078,666)

Corporate Class	(5,580,000)	(5,580,000)	-	-

Net increase (decrease) in share activity	339,560,519	$339,560,519	(212,109,476)	$(212,109,476)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 49% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

49                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	310,891,005	$310,891,005	205,082,518	$205,082,518

Private Investment Class	11,295,911	11,295,911	57,208,640	57,208,640

Personal Investment Class	11,189,176	11,189,176	5,818,771	5,818,771

Cash Management Class	7,389,500	7,389,500	49,844,196	49,844,196

Reserve Class	58,297,928	58,297,928	52,342,069	52,342,069

Resource Class	4,102,971	4,102,971	31,003,313	31,003,313

Corporate Class	10	10	110,000	110,000

Issued as reinvestment of dividends:
Institutional Class	770,263	770,263	919,230	919,230

Private Investment Class	106,524	106,524	281,127	281,127

Personal Investment Class	7,119	7,119	385	385

Cash Management Class	164,121	164,121	309,533	309,533

Reserve Class	50,307	50,307	79,513	79,513

Resource Class	21,121	21,121	51,611	51,611

Corporate Class	75	75	135	135

Reacquired:
Institutional Class	(321,704,515)	(321,704,515)	(172,627,076)	(172,627,076)

Private Investment Class	(21,755,886)	(21,755,886)	(65,060,440)	(65,060,440)

Personal Investment Class	(10,154,592)	(10,154,592)	(3,287,500)	(3,287,500)

Cash Management Class	(29,359,631)	(29,359,631)	(54,739,582)	(54,739,582)

Reserve Class	(51,528,118)	(51,528,118)	(46,570,715)	(46,570,715)

Resource Class	(2,237,435)	(2,237,435)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(32,454,146)	$(32,454,146)	28,218,844	$28,218,844

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

50                             Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Personal Investment Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

51                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Personal Investment Class	Beginning Account Value (03/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$1,000.90	$2.82	$1,022.32	$2.85	0.56%
Invesco STIC Prime Portfolio	1,000.00	1,000.70	2.26	1,022.87	2.29	0.45
Invesco Treasury Portfolio	1,000.00	1,000.30	1.76	1,023.38	1.78	0.35
Invesco Government & Agency Portfolio	1,000.00	1,000.30	1.91	1,023.23	1.93	0.38
Invesco Treasury Obligations Portfolio	1,000.00	1,000.40	1.26	1,023.88	1.27	0.25
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,001.80	1.41	1,023.73	1.42	0.28

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

52                             Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

53                             Short-Term Investments Trust

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components. The Board noted that each Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it

54                             Short-Term Investments Trust

provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

55                             Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State
Income Tax
	Long Term Capital Gain Distributions	Business Interest Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*

Invesco Liquid Assets Portfolio	$ -	99.19%	0.00%	0.00%	0.13%	0.00%

Invesco STIC Prime Portfolio	-	95.76%	0.00%	0.00%	0.07%	0.00%

Invesco Treasury Portfolio	198,121	99.91%	0.00%	0.00%	62.25%	0.00%

Invesco Government & Agency Portfolio	31,696	100.00%	0.00%	0.00%	24.37%	0.00%

Invesco Treasury Obligations Portfolio	-	100.00%	0.00%	0.00%	100.00%	0.00%

Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$29,559	0.00%

Invesco STIC Prime Portfolio	-	0.00%

Invesco Treasury Portfolio	-	100.00%

Invesco Government & Agency Portfolio	-	100.00%

Invesco Treasury Obligations Portfolio	-	100.00%

Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

56                             Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			198	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett - 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and
Chairman of
the Audit
Committee,
ALPS
(Attorneys
Liability
Protection
Society)
(insurance
company);
Director and
Member of the
Audit
Committee
and
Compensation
Committee,
Ferroglobe
PLC
(metallurgical
				company)
David C. Arch - 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown - 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director,
Board of
Directors of
Caron
Engineering
Inc.; Advisor,
Board of
Advisors of
Caron
Engineering
Inc.; President
and Director,
Acton
Shapleigh
Youth
Conservation
Corps (non -
profit); and
Vice President
and Director of
Grahamtastic
Connection
				(non-profit)
Jack M. Fields - 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle,hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine
Cynthia Hostetler -1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo
Technologies,
Inc.
(Technology);
Vulcan
Materials
Company
(construction
materials
company);
Trilinc Global
Impact Fund;
Genesee &
Wyoming, Inc.
(railroads);
Investment
Company
Institute
(professional
organization);
Independent
Directors
Council
(professional
				organization)

T-2                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Eli Jones - 1961 Trustee	2016	Professor and Dean, Mays Business School-Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman - 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management-Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the
University of
Florida National
Board
Foundation and
Audit Committee
Member;
Member of the
Cartica Funds
Board of
Directors
(private
investment
funds); Member
of the University
of Florida Law
Center
Association, Inc.
Board of
Trustees and
Audit Committee
				Member
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP
Prema Mathai-Davis - 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

198	Member of
Board of
Greenwall
Foundation
(bioethics
research
foundation) and
its Investment
Committee;
Member of
Board of Friends
of the LRC (non-
profit legal
advocacy);
Board Member
and Investment
Committee
Member of
Pulizer Center
for Crisis
Reporting (non-
				profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management TeamOlayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

T-3                             Short-Term Investments Trust

Trustees and Officers–(continued)
Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Ann Barnett Stern - 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	198	None
Daniel S. Vandivort -1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None
James D. Vaughn - 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board
member and
Chairman of
Audit
Committee
of AMG
National
Trust Bank;
Trustee and
Investment
Committee
member,
University of
South
Dakota
Foundation;
Board
member,
Audit
Committee
Member and
past Board
Chair, Junior
Achievement
				(non-profit)
Christopher L. Wilson - 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non- profit organization managing regional electricity market)

T-4                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President, Principal Executive Officer and Treasurer	1999

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk - 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-5                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings(Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos - 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Principal Financial and Accounting Officer – Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer – Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc.

Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-6                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl - 1969 Chief Compliance Officer	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds);Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster - 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-7                             Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-6

Annual Report to Shareholders	August 31, 2020

Reserve Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient US economy, solid corporate earnings and a newly accommodative US Federal Reserve (the Fed), which helped propel risk assets higher, particularly equities. The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

    Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

    Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

    During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal” and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation” and that “employment can run at or above real-time estimates of its maximum level without causing concern.“1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

    Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve
2	Source: US Treasury Department

3                             Short-Term Investments Trust

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

4                             Short-Term Investments Trust

Fund Data

Reserve Class data as of 8/31/20
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	19 - 49 days	39 days	56 days	$278.2 thousand
Invesco STIC Prime[1]	7 - 20 days	9 days	10 days	105.4 thousand
Invesco Treasury[2]	14 - 59 days	38 days	103 days	581.7 million
Invesco Government & Agency[2]	7 - 44 days	22 days	112 days	401.4 million
Invesco Treasury Obligations[2]	28 - 59 days	54 days	109 days	54.6 million
Invesco Tax-Free Cash Reserve[3]	7 - 15 days	8 days	8 days	26.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

5                             Short-Term Investments Trust

Fund Objectives and Strategies

Invesco Liquid Assets Portfolio

Invesco Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco STIC Prime Portfolio

Invesco STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 calendar days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Treasury Portfolio

Invesco Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, the Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. In contrast to the Fund’s 99.5% policy, the Funds 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Government & Agency Portfolio

Invesco Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by those obligations. Direct obligations of the US Treasury generally include bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Invesco Treasury Obligations Portfolio

Invesco Treasury Obligations Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. In addition, the Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government. At the present time, the Fund has no current intention to invest in securities other than direct obligations of the US Treasury.

Invesco Tax-Free Cash Reserve Portfolio

Invesco Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

6                             Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/20
	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio
1 - 7	41.1%	52.9%	37.6%	25.9%	3.6%	0.9%
8 - 30	13.2	30.4	12.4	16.6	26.0	95.6
31 - 60	10.4	16.7	9.9	13.6	21.1	3.3
61 - 90	9.6	0.0	5.1	9.9	15.6	0.2
91 - 180	17.9	0.0	18.4	9.9	20.4	0.0
181+	7.8	0.0	16.6	24.1	13.3	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the

Investment Company Act of 1940.

7                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-41.89%(a)

Asset-Backed Securities - Fully Supported Bank-14.49%

Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(b)	0.21%	11/24/2020	$30,000	$29,988,100

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	50,000	49,999,028

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.40%	12/01/2020	25,000	25,011,673

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.39%	01/05/2021	16,500	16,508,425

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	5,000	5,002,096

Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	30,000	29,992,708

Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,992,350

LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	40,000	39,950,600

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	30,000	29,998,320

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.27%	11/03/2020	25,759	25,750,345

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.31%	09/02/2020	21,000	20,999,849

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	55,000	54,984,774

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	18,750	18,736,308

				371,914,576

Diversified Banks-10.72%
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	10,000	10,001,179

Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	20,000	20,006,229

Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,995,487

Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	30,000	29,978,492

HSBC Bank PLC (3 mo. USD LIBOR + 0.20%) (United Kingdom)(b)(c)(d)	0.76%	11/02/2020	20,000	20,007,281

Natixis S.A.(b)	0.35%	11/30/2020	5,000	4,997,915

Nederlandse Waterschapsbank N.V. (Netherlands)(b)(c)	0.21%	02/16/2021	50,000	49,963,618

NRW Bank (Germany)(b)(c)	0.11%	09/04/2020	50,000	49,999,472

Royal Bank of Canada (SOFR + 0.40%) (Canada)(b)(c)(d)	0.49%	10/07/2020	35,000	35,012,225

Royal Bank of Canada (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.43%	06/11/2021	15,000	15,012,191

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	5,000	5,000,298

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,003,086

				274,977,473

Diversified Capital Markets-2.92%
Longship Funding LLC (CEP - Nordea Bank AB)(b)(c)	0.17%	10/19/2020	50,000	49,981,285

UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,973,742

				74,955,027

Other Diversified Financial Services-2.92%
Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000

Erste Abwicklungsanstalt (Germany)(b)(c)	0.00%	03/01/2021	50,000	49,962,589

				74,962,589

Regional Banks-7.41%
Banque et Caisse d’Epargne de l’Etat (Luxembourg)(b)	1.45%	09/10/2020	25,000	24,999,549

BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.30%) (United Kingdom)(b)(c)(d)	0.46%	09/11/2020	25,000	25,002,485

BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.27%) (United Kingdom)(b)(c)(d)	0.44%	10/27/2020	40,000	40,016,979

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	50,000	49,999,683

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%) (Sweden)(b)(c)(d)	0.41%	12/30/2020	50,000	50,022,297

				190,040,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Specialized Finance-3.43%

FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	$50,000	$49,980,312

FMS Wertmanagement (Germany)(b)(c)	0.20%	03/04/2021	25,000	24,976,618

Pacific Life Short Term Funding LLC(c)	0.22%	10/16/2020	13,000	12,997,409

				87,954,339

Total Commercial Paper (Cost $1,074,442,925)				1,074,804,997

Certificates of Deposit-16.96%

Bank of Nova Scotia (The) (Federal Funds Rate + 0.37%)(b)(d)	0.46%	09/09/2020	15,000	15,000,743

Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(b)(d)	0.38%	11/13/2020	20,000	20,007,396

Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(b)(d)	0.45%	09/18/2020	20,000	20,002,088

Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.16%)(b)(d)	0.34%	01/22/2021	15,000	15,010,086

KBC Bank N.V.(b)	0.10%	09/03/2020	50,000	50,000,025

Natixis S.A. (3 mo. USD LIBOR + 0.11%)(b)(d)	0.41%	10/02/2020	35,000	35,005,684

Rabobank Nederland (Netherlands)(b)	0.08%	09/01/2020	120,000	120,000,000

Sumitomo Mitsui Trust Bank Ltd.(b)	0.10%	09/03/2020	50,000	50,000,004

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.10%)(b)(d)	0.36%	11/24/2020	20,000	20,007,144

Toronto-Dominion Bank (The) (SOFR + 0.42%)(b)(d)	0.51%	09/30/2020	25,000	25,007,497

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.11%)(b)(d)	0.43%	06/10/2021	15,000	15,007,518

Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(b)(d)	0.40%	07/08/2021	50,000	50,048,806

Total Certificates of Deposit (Cost $435,000,000)				435,096,991

U.S. Dollar Denominated Bonds & Notes-6.08%
Diversified Banks-3.96%

Australia & New Zealand Banking Group Ltd. (3 mo. USD LIBOR + 0.99%) (Australia)(b)(c)(d)	1.24%	06/01/2021	33,400	33,637,550

Bank of Nova Scotia (The) (Canada)(b)	2.50%	01/08/2021	10,103	10,184,337

HSBC Bank PLC (United Kingdom)(b)(c)	4.75%	01/19/2021	47,285	48,085,599

U.S. Bank N.A.	2.05%	10/23/2020	9,550	9,561,469

				101,468,955

Diversified Capital Markets-1.18%

UBS AG (Switzerland)(b)(c)	2.45%	12/01/2020	30,260	30,372,098

Technology Hardware, Storage & Peripherals-0.94%

Apple, Inc.	2.25%	02/23/2021	23,971	24,162,301

Total U.S. Dollar Denominated Bonds & Notes (Cost $155,802,618)				156,003,354

Variable Rate Demand Notes-2.68%(e)
Credit Enhanced-2.68%

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	9,300	9,299,999

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	2,600	2,600,000

Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.05%	11/01/2035	18,225	18,225,000

New York (State of) Housing Finance Agency (160 Madison); Series 2013 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	11/01/2046	3,400	3,400,000

New York (State of) Housing Finance Agency (455 West 37th Street Housing); Series 2007 B, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(b)(f)	0.07%	05/01/2041	2,400	2,400,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)	0.08%	11/01/2035	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced-(continued)

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	$30,000	$30,000,000

Total Variable Rate Demand Notes (Cost $68,824,999)				68,824,999

U.S. Treasury Securities-1.95%

U.S. Treasury Bills-1.95%(a)
U.S. Treasury Bills (Cost $49,993,875)	0.09%	10/20/2020	50,000	49,993,705

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.56%
(Cost $1,784,064,417)				1,784,724,046

			Repurchase
			Amount
Repurchase Agreements-32.38%(g)

BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(b)	0.20%	09/01/2020	30,000,167	30,000,000

BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% - 6.69%; 10/22/2021 - 06/20/2070)(b)	0.23%	09/01/2020	15,000,096	15,000,000

BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations,domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(b)(h)	0.30%	09/03/2020	10,000,583	10,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020,aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(b)	0.20%	09/01/2020	35,000,194	35,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(b)(h)	0.24%	09/23/2020	35,007,000	35,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020,aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(b)(h)	0.22%	09/03/2020	5,000,214	5,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020,aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(b)(h)	0.20%	09/03/2020	15,000,583	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(b)	0.20%	09/01/2020	15,000,083	15,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(b)	0.25%	09/01/2020	10,000,069	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	$195,572,813	$195,572,324

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	65,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(b)(i)	0.23%	-	-	35,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(b)	0.23%	09/01/2020	30,000,191	30,000,000

RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	240,000,600	240,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(b)(i)	0.26%	-	-	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 - 09/30/2049)(b)(i)	0.19%	-	-	55,000,000

Total Repurchase Agreements (Cost $830,572,324)				830,572,324

TOTAL INVESTMENTS IN SECURITIES(j)(k) -101.94% (Cost $2,614,636,741)				2,615,296,370

OTHER ASSETS LESS LIABILITIES-(1.94)%				(49,684,462)

NET ASSETS-100.00%				$2,565,611,908

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLMC	-Federal Home Loan Mortgage Corp.
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.7%; Netherlands: 10.8%; Canada: 10.5%; Germany: 7.8%; Japan: 7.6%; United Kingdom: 6.0%; other countries less than 5% each: 21.5%.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $1,136,214,679, which represented 44.29% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-22.90%(a)

Asset-Backed Securities - Fully Supported Bank-13.62%

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/16/2020	$10,000	$9,999,751
LMA Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.20%	09/14/2020	5,000	4,999,728
Nieuw Amsterdam Receivables Corp. (Multi - CEP’s)(b)(c)	0.15%	09/17/2020	10,000	9,999,310
Regency Markets No. 1 LLC (CEP - HSBC Bank PLC)(b)(c)	0.15%	09/08/2020	10,000	9,999,698
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.20%	09/04/2020	9,000	8,999,876
				43,998,363

Diversified Banks-9.28%

BNG Bank N.V. (Netherlands)(b)(c)	0.15%	09/14/2020	10,000	9,999,728

Dexia Credit Local S.A. (France)(b)(c)	0.15%	10/20/2020	10,000	9,998,445

NRW Bank (Germany)(b)(c)	0.17%	10/13/2020	10,000	9,998,399
				29,996,572
Total Commercial Paper (Cost $73,993,356)				73,994,935

Variable Rate Demand Notes-11.33%(d)

Credit Enhanced-11.33%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(e)(f)	0.12%	10/01/2039	9,300	9,300,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	3,160	3,160,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	2,100	2,100,000
San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	2,975	2,975,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	6,000	6,000,000
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(f)	0.16%	01/01/2033	5,300	5,300,000
Total Variable Rate Demand Notes (Cost $36,635,000)				36,635,000

Certificates of Deposit-10.12%
Industrial & Commercial Bank of China Ltd.(c)	0.24%	10/09/2020	12,000	12,000,429
Oversea Chinese Banking Corp. Ltd.(c)	0.26%	09/16/2020	3,700	3,700,220
Rabobank Nederland (Netherlands)(c)	0.08%	09/01/2020	5,000	5,000,000
Skandinaviska Enskilda Banken AB(c)	0.24%	10/01/2020	12,000	12,001,291
Total Certificates of Deposit (Cost $32,700,953)				32,701,940
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-44.35% (Cost $143,329,309)				143,331,875

			Repurchase
			Amount

Repurchase Agreements-55.35%(g)

BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(c)	0.20%	09/01/2020	5,000,027	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities,domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	$5,000,292	$5,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(c)	0.20%	09/01/2020	5,000,028	5,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	5,000,194	5,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2020, maturing value of $10,000,000 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $10,498,122; 0.00% - 10.23%; 09/17/2020 - 09/15/2072)(c)(i)	0.41%	10/05/2020	10,000,000	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(c)	0.25%	09/01/2020	5,000,035	5,000,000
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	28,878,759	28,878,687
J.P. Morgan Securities LLC, open agreement dated 09/08/2017 (collateralized by domestic and foreign equity securities valued at $15,753,628; 0.00% - 8.38%; 11/01/2024 - 07/30/2076)(j)	0.28%	-	-	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% - 2.88%; 10/17/2024 - 10/17/2029)(c)(j)	0.21%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(j)	0.23%	-	-	15,000,000
RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(c)	0.23%	09/01/2020	10,000,064	10,000,000
RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(c)(j)	0.26%	-	-	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	30,000,075	30,000,000
Total Repurchase Agreements (Cost $178,878,687)				178,878,687
TOTAL INVESTMENTS IN SECURITIES(k)(l) -99.70% (Cost $322,207,996)				322,210,562
OTHER ASSETS LESS LIABILITIES-0.30%				967,073
NET ASSETS-100.00%				$323,177,635

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LOC	-Letter of Credit
RB	-Revenue Bonds
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $87,094,935, which represented 26.95% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 10.2%; Netherlands: 9.3%; Switzerland: 7.7%; France: 7.4%; Canada: 6.2%; China: 5.3%; other countries less than 5% each: 14.1%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(e)	Security subject to the alternative minimum tax.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(j)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-59.83%

U.S. Treasury Bills-35.54%(a)
U.S. Treasury Bills	0.13%-1.02%	09/03/2020	$650,000	$649,985,306

U.S. Treasury Bills	0.14%	09/08/2020	250,000	249,993,194

U.S. Treasury Bills	0.15%-1.77%	09/10/2020	450,000	449,923,875

U.S. Treasury Bills	0.09%-0.14%	09/17/2020	600,000	599,970,000

U.S. Treasury Bills	0.17%	09/22/2020	250,000	249,975,208

U.S. Treasury Bills	0.14%	09/29/2020	250,000	249,973,750

U.S. Treasury Bills	0.19%	10/08/2020	250,000	249,952,465

U.S. Treasury Bills	0.15%	10/13/2020	200,000	199,965,000

U.S. Treasury Bills	0.18%	10/15/2020	250,000	249,945,000

U.S. Treasury Bills	0.09%-0.16%	10/20/2020	550,000	549,910,507

U.S. Treasury Bills	0.16%	10/29/2020	250,000	249,937,570

U.S. Treasury Bills	0.12%-0.18%	11/10/2020	350,000	349,889,167

U.S. Treasury Bills	0.19%	11/17/2020	250,000	249,898,403

U.S. Treasury Bills	0.19%	11/24/2020	250,000	249,892,083

U.S. Treasury Bills	0.10%-0.11%	11/27/2020	300,000	299,925,083

U.S. Treasury Bills	0.17%	12/03/2020	200,000	199,912,167

U.S. Treasury Bills	0.16%	12/08/2020	250,000	249,894,514

U.S. Treasury Bills	0.19%	12/10/2020	250,000	249,871,528

U.S. Treasury Bills	0.16%	12/15/2020	350,000	349,873,854

U.S. Treasury Bills	0.15%	12/22/2020	150,000	149,932,333

U.S. Treasury Bills	0.11%-0.18%	12/24/2020	400,000	399,819,500

U.S. Treasury Bills	0.17%	12/31/2020	200,000	199,889,083

U.S. Treasury Bills	0.00%	02/02/2021	200,000	199,905,889

U.S. Treasury Bills	0.12%-0.26%	02/25/2021	400,000	399,631,250

U.S. Treasury Bills	0.18%-0.26%	03/25/2021	400,000	399,476,111

U.S. Treasury Bills	0.14%	08/12/2021	150,000	149,798,749

				8,047,141,589

U.S. Treasury Notes-24.29%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	781,000	780,884,897

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	638,500	638,393,038

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	500,000	499,984,043

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	450,000	450,408,650

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	500,000	499,763,324

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	544,000	544,467,361

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	400,000	400,010,889

U.S. Treasury Notes	1.38%	09/30/2020	163,000	163,044,631

U.S. Treasury Notes	2.75%	09/30/2020	200,000	200,206,633

U.S. Treasury Notes	1.63%	10/15/2020	150,000	150,108,373

U.S. Treasury Notes	1.88%	12/15/2020	155,000	155,432,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)
U.S. Treasury Notes	2.38%	12/31/2020	$100,000	$100,271,557

U.S. Treasury Notes	2.50%	12/31/2020	15,000	15,103,869

U.S. Treasury Notes	2.00%	01/15/2021	185,000	185,712,060

U.S. Treasury Notes	2.13%	01/31/2021	254,000	255,858,954

U.S. Treasury Notes	3.63%	02/15/2021	255,000	258,796,530

U.S. Treasury Notes	2.00%	02/28/2021	25,000	25,202,199

U.S. Treasury Notes	2.25%	03/31/2021	175,000	176,878,541

				5,500,527,984

Total U.S. Treasury Securities (Cost $13,547,669,573)				13,547,669,573

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-59.83% (Cost $13,547,669,573)				13,547,669,573

			Repurchase
			Amount
Repurchase Agreements-41.92%(c)

ABN AMRO Bank N.V., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,096; 0.13% - 5.50%; 12/31/2021 - 11/15/2044)	0.07%	09/01/2020	400,000,778	400,000,000

Bank of Nova Scotia, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,006; 0.00% - 8.00%; 09/01/2020 - 05/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000

BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	747,966,219	747,964,765

BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(d)	0.11%	09/04/2020	300,027,500	300,000,000

Citigroup Global Markets, Inc., term agreement dated 08/25/2020, maturing value of $300,004,083 (collateralized by U.S. Treasury obligations valued at $306,000,000; 0.00%; 02/15/2032 - 02/15/2045)(d)	0.07%	09/01/2020	300,004,083	300,000,000

DNB Bank ASA, agreement dated 08/31/2020, maturing value of $750,001,458 (collateralized by U.S. Treasury obligations valued at $765,000,002; 0.13% - 2.88%; 01/15/2021 - 08/15/2028)	0.07%	09/01/2020	750,001,458	750,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 08/31/2020, maturing value of $100,000,250 (collateralized by a U.S. Treasury obligation valued at $102,000,043; 2.13%; 05/15/2022)	0.09%	09/01/2020	100,000,250	100,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000

Goldman Sachs & Co., agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,021; 0.00% - 3.13%; 09/30/2020 - 08/15/2049)	0.07%	09/01/2020	250,000,486	250,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	100,012,839	100,012,589

J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,591	250,000,966

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(e)	0.07%	-	-	630,000,000

Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	300,138,000	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	$300,147,000	$300,000,000

Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(d)	0.09%	09/03/2020	100,002,156	100,000,406

Mitsubishi UFJ Trust & Banking Corp., agreement dated 08/31/2020, maturing value of $850,001,653 (collateralized by U.S. Treasury obligations valued at $867,000,078; 0.13% - 4.63%; 09/30/2021 - 11/15/2049)	0.07%	09/01/2020	850,001,653	850,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(d)	0.09%	09/03/2020	315,380,519	315,375,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 08/27/2020, maturing value of $100,001,556 (collateralized by a U.S. Treasury obligation valued at $102,001,065; 2.63%; 02/15/2029)(d)	0.08%	09/03/2020	100,001,555	100,000,000

Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $282,688,285 (collateralized by U.S. Treasury obligations valued at $289,170,000; 0.00%; 11/15/2027 - 08/15/2037)	0.10%	09/01/2020	282,688,285	282,687,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $365,438,515 (collateralized by U.S. Treasury obligations valued at $376,135,000; 0.00%; 08/15/2033 - 02/15/2045)	0.10%	09/01/2020	365,438,515	365,437,500

RBC Dominion Securities Inc., agreement dated 08/31/2020, maturing value of $400,000,778 (collateralized by U.S. Treasury obligations valued at $408,000,002; 0.13% - 3.75%; 04/15/2022 - 08/15/2050)	0.07%	09/01/2020	400,000,778	400,000,000

Royal Bank of Canada, agreement dated 08/31/2020, maturing value of $250,000,486 (collateralized by U.S. Treasury obligations valued at $255,000,098; 1.75% - 3.88%; 04/30/2022 - 02/15/2046)	0.07%	09/01/2020	250,000,486	250,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(e)	0.07%	-	-	1,000,000,000

Sumitomo Mitsui Banking Corp., agreement dated 08/31/2020, maturing value of $300,000,583 (collateralized by U.S. Treasury obligations valued at $306,000,054; 0.00% - 2.63%; 10/08/2020 - 02/28/2023)	0.07%	09/01/2020	300,000,583	300,000,000

Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,000,972 (collateralized by U.S. Treasury obligations valued at $510,000,022; 2.38% - 3.38%; 05/15/2028 - 11/15/2048)	0.07%	09/01/2020	500,000,972	500,000,000

Total Repurchase Agreements (Cost $9,491,478,726)				9,491,478,726

TOTAL INVESTMENTS IN SECURITIES(f) -101.75% (Cost $23,039,148,299)				23,039,148,299

OTHER ASSETS LESS LIABILITIES-(1.75)%				(395,658,894)

NET ASSETS-100.00%				$22,643,489,405

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities-40.74%

Federal Farm Credit Bank (FFCB)-4.07%
Federal Farm Credit Bank	0.25%	09/01/2020	$68,000	$68,000,000

Federal Farm Credit Bank	0.25%	09/21/2020	200,000	199,972,222

Federal Farm Credit Bank	0.50%	10/20/2020	35,000	34,976,181

Federal Farm Credit Bank	0.15%	11/16/2020	25,000	24,992,083

Federal Farm Credit Bank	0.17%	11/27/2020	150,000	149,938,375

Federal Farm Credit Bank	0.40%	01/19/2021	15,000	14,976,667

Federal Farm Credit Bank	0.44%	03/24/2021	150,000	149,626,000

Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	05/07/2021	23,000	23,000,000

Federal Farm Credit Bank (SOFR + 0.16%)(a)	0.25%	05/07/2021	55,000	55,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.17%	06/10/2021	14,000	14,000,000

Federal Farm Credit Bank (SOFR + 0.28%)(a)	0.37%	10/01/2021	365,000	365,000,000

Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	02/22/2022	16,555	16,555,000

Federal Farm Credit Bank (SOFR + 0.19%)(a)	0.28%	07/14/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(a)	0.24%	07/28/2022	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.16%	08/11/2022	108,000	108,000,000

				1,297,036,528

Federal Home Loan Bank (FHLB)-29.01%
Federal Home Loan Bank	0.20%	09/09/2020	4,659	4,658,793

Federal Home Loan Bank	0.16%	09/18/2020	150,000	149,979,458

Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	09/22/2020	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	09/28/2020	621,500	621,500,000

Federal Home Loan Bank	2.63%	10/01/2020	15,000	15,027,699

Federal Home Loan Bank	0.32%	10/02/2020	25,000	24,993,111

Federal Home Loan Bank	0.30%	10/05/2020	300,000	299,915,000

Federal Home Loan Bank	0.29%-0.30%	10/09/2020	350,000	349,891,278

Federal Home Loan Bank	0.30%	10/15/2020	39,000	38,985,700

Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/16/2020	20,000	20,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	10/19/2020	10,000	10,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/20/2020	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	10/22/2020	115,000	115,000,000

Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	10/23/2020	290,000	290,000,000

Federal Home Loan Bank	0.30%	10/26/2020	250,000	249,885,417

Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	11/06/2020	240,000	240,000,000

Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	11/06/2020	90,000	89,999,180

Federal Home Loan Bank	0.52%	11/09/2020	100,000	99,900,333

Federal Home Loan Bank	0.16%	11/12/2020	100,000	99,968,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	11/13/2020	265,000	265,000,000

Federal Home Loan Bank	0.26%	11/13/2020	50,000	49,983,778

Federal Home Loan Bank	0.30%	11/16/2020	88,000	87,944,267

Federal Home Loan Bank	0.30%	11/17/2020	160,000	159,897,333

Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	11/25/2020	645,000	645,000,000

Federal Home Loan Bank	0.34%	11/25/2020	304,329	304,084,691

Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	12/04/2020	250,000	250,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	12/15/2020	185,000	185,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	12/24/2020	85,000	85,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/22/2021	$109,000	$109,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	01/28/2021	173,000	173,000,000

Federal Home Loan Bank	1.50%	02/10/2021	5,600	5,598,775

Federal Home Loan Bank	1.38%	02/18/2021	10,410	10,452,989

Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	02/19/2021	145,000	145,000,000

Federal Home Loan Bank (SOFR + 0.04%)(a)	0.13%	02/25/2021	46,000	46,000,000

Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	02/26/2021	198,000	198,000,000

Federal Home Loan Bank	0.45%	03/08/2021	290,000	289,318,500

Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	03/11/2021	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	03/12/2021	345,000	345,000,000

Federal Home Loan Bank	0.30%	03/17/2021	100,000	99,835,833

Federal Home Loan Bank (SOFR + 0.11%)(a)	0.20%	03/25/2021	40,000	40,000,000

Federal Home Loan Bank	0.18%	03/26/2021	35,500	35,505,652

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/09/2021	15,000	15,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/13/2021	77,000	77,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/14/2021	550,000	550,000,000

Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/19/2021	150,000	150,000,000

Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	04/21/2021	75,000	75,000,000

Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	06/24/2021	240,000	240,000,000

Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	07/09/2021	190,000	190,000,000

Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	07/23/2021	321,000	321,000,000

Federal Home Loan Bank (SOFR + 0.06%)(a)	0.15%	08/24/2021	100,000	100,000,000

Federal Home Loan Bank (SOFR + 0.17%)(a)	0.26%	11/12/2021	127,000	127,000,000

Federal Home Loan Bank (SOFR + 0.15%)(a)	0.24%	11/15/2021	355,000	355,000,000

Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	08/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	08/19/2022	315,000	315,000,000

				9,243,325,787

Federal Home Loan Mortgage Corp. (FHLMC)-2.62%
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	09/08/2020	24,100	24,100,023

Federal Home Loan Mortgage Corp.	1.88%	11/17/2020	4,215	4,227,482

Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	0.13%	12/14/2020	150,000	150,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	02/19/2021	55,000	55,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(a)	0.39%	06/30/2021	45,000	45,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(a)	0.41%	09/30/2021	412,000	412,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(a)	0.40%	01/03/2022	145,000	145,000,000

				835,327,505

Federal National Mortgage Association (FNMA)-3.84%
Federal National Mortgage Association	0.25%	09/23/2020	120,000	119,981,740

Federal National Mortgage Association	2.88%	10/30/2020	12,500	12,548,550

Federal National Mortgage Association (SOFR + 0.04%)(a)	0.13%	01/29/2021	25,000	24,979,009

Federal National Mortgage Association (SOFR + 0.25%)(a)	0.34%	03/24/2021	185,000	185,000,000

Federal National Mortgage Association (SOFR + 0.21%)(a)	0.30%	07/01/2021	150,000	150,000,000

Federal National Mortgage Association (SOFR + 0.23%)(a)	0.32%	07/06/2021	156,000	156,000,000

Federal National Mortgage Association (SOFR + 0.28%)(a)	0.37%	07/06/2021	225,000	225,000,000

Federal National Mortgage Association (SOFR + 0.30%)(a)	0.39%	01/07/2022	350,000	350,000,000

				1,223,509,299

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-1.20%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2020	$116,000	$116,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	06/15/2025	24,000	24,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	07/15/2025	26,111	26,111,112

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2025	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	5,000	5,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	10,000	10,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	8,000	8,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	4,600	4,600,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	02/15/2028	16,667	16,666,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	11/15/2028	75,000	75,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	05/15/2030	8,541	8,541,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	10/15/2030	8,000	8,000,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.16%	07/09/2026	30,600	30,600,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	03/15/2030	43,875	43,875,000

				381,393,779

Total U.S. Government Sponsored Agency Securities (Cost $12,980,592,898)				12,980,592,898

U.S. Treasury Securities-24.86%

U.S. Treasury Bills-17.19%(c)

U.S. Treasury Bills	0.12%-0.14%	09/08/2020	700,000	699,981,722

U.S. Treasury Bills	0.20%	09/10/2020	200,000	199,989,900

U.S. Treasury Bills	0.14%	09/17/2020	100,000	99,993,778

U.S. Treasury Bills	0.14%	09/29/2020	150,000	149,984,250

U.S. Treasury Bills	0.17%	10/01/2020	135,000	134,981,437

U.S. Treasury Bills	0.14%	10/06/2020	200,000	199,972,778

U.S. Treasury Bills	0.16%-0.19%	10/08/2020	250,000	249,955,035

U.S. Treasury Bills	0.15%	10/13/2020	670,000	669,884,850

U.S. Treasury Bills	0.18%	10/15/2020	100,000	99,978,000

U.S. Treasury Bills	0.15%	10/27/2020	300,000	299,930,000

U.S. Treasury Bills	0.15%	10/29/2020	800,000	799,806,667

U.S. Treasury Bills	0.17%	11/03/2020	100,000	99,970,250

U.S. Treasury Bills	0.15%	11/05/2020	375,000	374,898,438

U.S. Treasury Bills	0.18%	11/10/2020	250,000	249,912,500

U.S. Treasury Bills	0.15%	11/12/2020	100,000	99,971,000

U.S. Treasury Bills	0.10%	12/03/2020	150,000	149,961,249

U.S. Treasury Bills	0.18%-0.19%	12/10/2020	250,000	249,872,222

U.S. Treasury Bills	1.47%	12/31/2020	100,000	99,511,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Bills(c)-(continued)
U.S. Treasury Bills	0.17%	01/07/2021	$300,000	$299,823,999
U.S. Treasury Bills	0.18%	02/25/2021	150,000	149,867,250
U.S. Treasury Bills	0.17%	04/22/2021	100,000	99,893,208
				5,478,140,332

U.S. Treasury Notes-7.67%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(a)	0.22%	01/31/2021	445,000	444,928,230
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	0.24%	04/30/2021	720,000	719,899,522
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(a)	0.33%	07/31/2021	170,000	170,109,131
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(a)	0.41%	10/31/2021	550,000	550,669,433
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	0.26%	01/31/2022	25,000	24,994,371
U.S. Treasury Notes	1.38%	09/15/2020	100,000	99,995,609
U.S. Treasury Notes	2.75%	09/30/2020	190,000	190,170,394
U.S. Treasury Notes	1.75%	10/31/2020	95,000	95,019,624
U.S. Treasury Notes	2.50%	12/31/2020	25,000	25,173,115
U.S. Treasury Notes	2.13%	01/31/2021	25,000	25,182,968
U.S. Treasury Notes	3.63%	02/15/2021	25,000	25,371,676
U.S. Treasury Notes	2.00%	02/28/2021	34,000	34,274,991
U.S. Treasury Notes	2.50%	02/28/2021	37,000	37,389,483
				2,443,178,547
Total U.S. Treasury Securities (Cost $7,921,318,879)				7,921,318,879
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)- 65.60% (Cost $20,901,911,777)				20,901,911,777
			Repurchase
			Amount

Repurchase Agreements-34.50%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities and and U.S. Treasury obligations valued at $510,000,010; 2.00% - 5.65%; 01/01/2021 - 08/20/2050)	0.09%	09/01/2020	142,806,355	142,805,998
BNP Paribas Securities Corp., agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by U.S. Treasury obligations, a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $510,000,000; 0.00% - 7.00%; 09/08/2020 - 10/20/2067)	0.09%	09/01/2020	500,001,250	500,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	547,107,491	547,106,427
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(e)	0.11%	09/04/2020	450,041,250	450,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $2,355,215,875 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,402,100,000; 0.00% - 7.63%; 09/10/2020 - 10/20/2067)(e)	0.11%	09/04/2020	1,640,150,333	1,640,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Citigroup Global Markets, Inc., agreement dated 08/31/2020, maturing value of $650,001,264 (collateralized by U.S. Treasury obligations valued at $663,000,000; 0.00%; 11/15/2020 - 08/15/2050)	0.07%	09/01/2020	$650,001,264	$650,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	100,000,250	100,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	200,009,092	200,008,592
ING Financial Markets, LLC, joint term agreement dated 07/23/2020, aggregate maturing value of $150,041,875 (collateralized by domestic agency mortgage-backed securities valued at $153,000,002; 2.50% -4.50%; 04/01/2038 - 01/01/2057)	0.15%	09/28/2020	87,024,288	87,000,000
ING Financial Markets, LLC, joint term agreement dated 08/20/2020, aggregate maturing value of $300,026,667 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00% -5.00%; 09/01/2042 - 06/01/2056)	0.10%	09/21/2020	205,018,222	205,000,000
ING Financial Markets, LLC, term agreement dated 08/05/2020, maturing value of $250,025,000 (collateralized by domestic agency mortgage-backed securities valued at $255,000,001; 2.50% - 4.50%; 08/01/2040 - 01/01/2057)(e)	0.12%	09/04/2020	250,025,000	250,000,000
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.81% - 5.50%; 04/01/2026 - 07/01/2056)	0.09%	09/01/2020	228,564,957	228,564,386
J.P. Morgan Securities LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,002,946 (collateralized by U.S. Treasury obligations valued at $509,939,386; 0.13% - 0.25%; 06/30/2022 - 07/15/2030)	0.09%	09/01/2020	250,001,355	250,000,730
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(f)	0.07%	-	-	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S.treasury obligation valued at $510,000,087; 0.00% - 7.50%; 12/03/2020 - 09/01/2050)(f)	0.08%	-	-	350,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S.treasury obligation valued at $295,800,007; 0.00% - 8.13%; 08/15/2021 - 09/01/2057)(f)	0.12%	-	-	240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S.treasury obligation valued at $408,000,043; 0.61% - 8.50%; 12/01/2020 - 02/16/2058)(f)	0.09%	-	-	275,000,000
J.P. Morgan Securities LLC, open agreement dated 05/22/2019 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 0.00% - 6.00%; 09/01/2026 - 06/01/2050)(f)	0.80%	-	-	250,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	140,064,400	140,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	130,063,700	130,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(e)	0.09%	09/03/2020	170,006,094	170,003,119
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 0.44% - 0.88%; 10/25/2035 - 04/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(e)	0.09%	09/03/2020	$452,045,411	$452,037,500
Prudential Insurance Co. of America, agreement dated 08/31/2020, maturing value of $592,485,396 (collateralized by U.S. Treasury obligations valued at $609,319,750; 0.00%; 02/15/2026 - 11/15/2043)	0.10%	09/01/2020	592,485,396	592,483,750
Prudential Legacy Insurance Company of New Jersey, agreement dated 08/31/2020, maturing value of $42,500,118 (collateralized by a U.S. Treasury obligation valued at $43,521,000; 0.00%; 08/15/2033)	0.10%	09/01/2020	42,500,118	42,500,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2020, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and a foreign corporate obligation valued at $1,275,000,249; 0.00% - 8.00%; 09/01/2020 - 08/20/2065)(a)(e)	0.14%	11/02/2020	920,000,000	920,000,000
RBC Dominion Securities Inc., joint agreement dated 08/31/2020, aggregate maturing value of $1,000,002,500 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $1,020,000,000; 0.00% - 3.00%; 05/15/2045 - 09/01/2050)	0.09%	09/01/2020	534,963,985	534,962,648
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(f)	0.07%	-	-	320,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	173,100,767	173,100,334
Wells Fargo Securities, LLC, agreement dated 08/31/2020, maturing value of $500,001,250 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50% - 3.00%; 12/20/2049 - 01/20/2050)	0.09%	09/01/2020	500,001,250	500,000,000
Total Repurchase Agreements (Cost $10,990,573,484)				10,990,573,484
TOTAL INVESTMENTS IN SECURITIES(g)-100.10% (Cost $31,892,485,261)				31,892,485,261
OTHER ASSETS LESS LIABILITIES-(0.10)%				(30,408,073)
NET ASSETS-100.00%				$31,862,077,188

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-103.09%

U.S. Treasury Bills-88.36%(a)

U.S. Treasury Bills	0.09%-0.14%	09/01/2020	$ 61,500	$ 61,500,000

U.S. Treasury Bills	0.09%-1.02%	09/03/2020	36,717	36,716,511

U.S. Treasury Bills	0.08%-0.14%	09/08/2020	80,100	80,098,539

U.S. Treasury Bills	0.15%-1.78%	09/10/2020	35,000	34,996,031

U.S. Treasury Bills	0.09%-0.11%	09/15/2020	60,000	59,997,822

U.S. Treasury Bills	0.14%-0.18%	09/17/2020	60,000	59,995,411

U.S. Treasury Bills	0.08%-0.19%	09/22/2020	67,200	67,195,449

U.S. Treasury Bills	0.16%	09/24/2020	20,000	19,998,019

U.S. Treasury Bills	0.10%-0.14%	09/29/2020	40,000	39,996,889

U.S. Treasury Bills	0.10%-0.17%	10/01/2020	53,980	53,973,710

U.S. Treasury Bills	0.15%-1.63%	10/08/2020	57,000	56,983,304

U.S. Treasury Bills	0.10%	10/13/2020	4,900	4,899,428

U.S. Treasury Bills	0.14%-0.18%	10/15/2020	45,000	44,991,713

U.S. Treasury Bills	0.09%	10/20/2020	35,000	34,995,713

U.S. Treasury Bills	0.12%-0.15%	10/22/2020	30,000	29,994,546

U.S. Treasury Bills	0.15%	10/27/2020	20,000	19,995,333

U.S. Treasury Bills	0.11%-0.16%	10/29/2020	60,000	59,987,554

U.S. Treasury Bills	0.17%	11/03/2020	5,000	4,998,513

U.S. Treasury Bills	0.10%-0.15%	11/05/2020	60,000	59,987,361

U.S. Treasury Bills	0.12%-0.18%	11/10/2020	25,000	24,992,417

U.S. Treasury Bills	0.11%-0.16%	11/12/2020	46,000	45,988,940

U.S. Treasury Bills	0.19%	11/17/2020	5,000	4,997,968

U.S. Treasury Bills	0.11%	11/19/2020	30,000	29,993,088

U.S. Treasury Bills	0.19%	11/24/2020	10,000	9,995,683

U.S. Treasury Bills	0.10%-0.16%	11/27/2020	32,000	31,990,648

U.S. Treasury Bills	0.11%	12/01/2020	15,000	14,995,829

U.S. Treasury Bills	0.17%	12/03/2020	40,000	39,986,777

U.S. Treasury Bills	0.16%	12/08/2020	15,000	14,993,671

U.S. Treasury Bills	0.18%-0.19%	12/10/2020	20,000	19,989,826

U.S. Treasury Bills	0.16%	12/15/2020	20,000	19,992,563

U.S. Treasury Bills	0.19%	12/17/2020	10,000	9,994,501

U.S. Treasury Bills	0.15%	12/22/2020	7,000	6,996,842

U.S. Treasury Bills	0.11%-0.18%	12/24/2020	40,000	39,982,979

U.S. Treasury Bills	0.17%	12/31/2020	10,000	9,994,454

U.S. Treasury Bills	0.17%	01/07/2021	10,000	9,994,133

U.S. Treasury Bills	0.15%	01/14/2021	13,000	12,992,931

U.S. Treasury Bills	0.13%	01/21/2021	5,000	4,997,436

U.S. Treasury Bills	0.13%-1.44%	01/28/2021	26,000	25,953,326

U.S. Treasury Bills	0.12%	02/11/2021	10,000	9,994,567

U.S. Treasury Bills	0.12%	02/18/2021	8,000	7,995,467

U.S. Treasury Bills	0.12%-0.18%	02/25/2021	27,000	26,982,595

U.S. Treasury Bills	0.00%	03/04/2021	10,000	9,994,186

U.S. Treasury Bills	0.14%	04/22/2021	5,000	4,995,470

U.S. Treasury Bills	0.18%	05/20/2021	5,000	4,993,366

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Bills(a)-(continued)
U.S. Treasury Bills	0.16%	07/15/2021	$ 7,000	$ 6,990,446

				1,282,071,955

U.S. Treasury Notes-14.73%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(b)	0.22%	01/31/2021	17,000	16,996,155

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(b)	0.24%	04/30/2021	7,000	6,999,931

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.33%	07/31/2021	15,000	14,996,429

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.41%	10/31/2021	36,500	36,520,468

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.26%	01/31/2022	30,000	29,971,602

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.22%	04/30/2022	55,000	55,026,658

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.16%	07/31/2022	12,000	12,000,271

U.S. Treasury Notes	2.00%	09/30/2020	15,000	15,004,363

U.S. Treasury Notes	1.75%	10/31/2020	13,000	13,002,685

U.S. Treasury Notes	2.00%	01/15/2021	3,000	3,018,863

U.S. Treasury Notes	2.25%	03/31/2021	10,000	10,107,345

				213,644,770

TOTAL INVESTMENTS IN SECURITIES-103.09% (Cost $1,495,716,725)				1,495,716,725

OTHER ASSETS LESS LIABILITIES-(3.09)%				(44,822,921)

NET ASSETS-100.00%				$1,450,893,804

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments

August 31, 2020

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations-99.85%

Alabama-4.40%

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.12%	07/01/2040	$8,805	$ 8,805,000

Arizona-2.81%

Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,685	2,685,000

Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD RB (CEP - FNMA)(b)	0.08%	06/15/2031	2,945	2,945,000

				5,630,000

California-1.30%

California (State of) Educational Facilities Authority; Series 2020, Commercial Paper Notes	0.11%	10/01/2020	2,600	2,600,000

Colorado-0.60%

Boulder (County of), CO (Imagine!); Series 2006, VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	02/01/2031	1,190	1,190,000

Delaware-2.03%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	09/01/2036	2,780	2,780,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.10%	05/01/2036	1,280	1,280,000

				4,060,000

District of Columbia-3.38%

District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	08/15/2038	245	245,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.07%	10/01/2039	6,525	6,525,000

				6,770,000

Florida-5.16%

Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.09%	06/01/2048	910	910,000

Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.16%	11/01/2036	2,725	2,725,000

Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.09%	07/01/2032	2,400	2,400,000

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.07%	07/01/2037	4,280	4,280,000

				10,315,000

Georgia-4.20%

Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.08%	11/01/2030	2,590	2,590,000

Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 A, VRD PCR (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	01/01/2030	2,420	2,420,000

Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	0.14%	01/01/2036	3,000	3,000,000

Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	09/01/2020	400	400,000

				8,410,000

Illinois-4.49%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.07%	12/01/2046	5,755	5,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois-(continued)

Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	01/01/2037	$2,230	$2,230,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.08%	10/01/2033	1,000	1,000,000

				8,985,000

Indiana-8.69%

Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.14%	08/01/2037	5,750	5,750,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.18%	06/01/2035	8,000	8,000,000

Purdue University; Series 2011 A, VRD COP(b)	0.06%	07/01/2035	3,635	3,635,000

				17,385,000

Louisiana-1.75%

Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.08%	07/01/2047	3,505	3,505,000

Maryland-4.71%

Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020 B, Commercial Paper Notes	0.22%	09/09/2020	4,800	4,800,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	04/01/2035	2,015	2,015,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical); Series 2008E, VRD RB (LOC - Bank of Montreal)(a)(b)(c)	0.03%	07/01/2041	2,600	2,600,000

				9,415,000

Massachusetts-2.17%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	10/01/2038	2,830	2,830,000

Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.07%	01/01/2037	1,500	1,500,000

				4,330,000

Michigan-4.51%

Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.10%	01/15/2026	2,005	2,005,000

Michigan State University Board of Trustees; Series 2000 A-1, VRD RB(b)	0.10%	08/15/2030	3,000	3,000,000

Series 2001 A-2, VRD RB(b)	0.10%	08/15/2030	1,010	1,010,000

Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.08%	03/01/2031	3,000	3,000,000

				9,015,000

Minnesota-5.48%

Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.16%	10/15/2033	1,175	1,175,000

Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	11/01/2035	6,505	6,505,000

St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	10/01/2033	3,285	3,285,000

				10,965,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Mississippi-3.95%

Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2007 A, VRD IDR(b)	0.03%	12/01/2030	$60	$60,000

Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	585	585,000

Series 2010 E, VRD IDR(b)	0.08%	12/01/2030	6,250	6,250,000

Series 2010 C, VRD IDR(b)	0.08%	12/01/2030	1,000	1,000,000

				7,895,000

Missouri-0.59%

Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.08%	11/01/2037	615	615,000

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.14%	08/01/2038	565	565,000

				1,180,000

Nevada-0.75%

Reno (City of), NV (Renown Regional Medical Center); Series 2009 A, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.08%	06/01/2039	1,500	1,500,000

New York-4.46%

New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.06%	05/01/2039	2,500	2,500,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.10%	05/01/2050	6,100	6,100,000

Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.09%	05/01/2050	330	330,000

				8,930,000

North Carolina-4.39%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.05%	06/01/2027	1,285	1,285,000

North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.07%	12/01/2021	2,520	2,520,000

Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.04%	05/01/2036	4,970	4,970,000

				8,775,000

Ohio-1.46%

Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.09%	08/02/2038	2,925	2,925,000

Pennsylvania-4.85%

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	06/01/2037	4,305	4,305,000

Haverford Township School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.07%	03/01/2030	1,990	1,990,000

Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	10/15/2025	385	385,000

Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	11/01/2029	305	305,000

Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2005 A, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	07/01/2027	2,725	2,725,000

				9,710,000

Rhode Island-2.10%

Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.07%	09/01/2043	4,200	4,200,000

Texas-10.73%

Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.12%	02/15/2042	4,720	4,720,000

Houston (City of), TX; Series 2020 E-2, Commercial Paper Notes	0.16%	10/02/2020	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas-(continued)

Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.08%	05/15/2034	$1,500	$1,500,000

San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.11%	04/01/2026	2,320	2,320,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.14%	05/01/2042	2,860	2,860,000

Texas A&M University System Board of Regents; Series 2020 B, Commercial Paper Notes	0.18%	11/04/2020	400	400,000

University of Texas System Board of Regents; Series 2008 B, VRD RB(b)	0.06%	08/01/2025	4,665	4,665,000

Series 2020 A, Commercial Paper Notes	0.22%	09/03/2020	1,000	1,000,000

				21,465,000

Virginia-1.90%

Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.09%	08/01/2037	3,800	3,800,000

Washington-4.32%

Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	09/01/2049	4,550	4,550,000

Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	11/01/2047	4,085	4,085,000

				8,635,000

West Virginia-3.14%

Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.10%	07/01/2039	845	845,000

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.14%	01/01/2034	5,435	5,435,000

				6,280,000

Wisconsin-1.53%

Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.09%	10/01/2042	3,060	3,060,000

TOTAL INVESTMENTS IN SECURITIES(d)(e)-99.85% (Cost $199,735,000)				199,735,000

OTHER ASSETS LESS LIABILITIES-0.15%				308,127

NET ASSETS-100.00%				$200,043,127

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Schedule of Investments–(continued)

Invesco Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.8%; Japan: 5.3%; other countries less than 5% each: 11.6%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Also represents cost for federal income tax purposes.
(e)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank N.A.	6.7%

Wells Fargo Bank N.A.	6.6

Federal Home Loan Bank	6.4

Federal Home Loan Mortgage Corp.	6.3

TD Bank N.A.	6.2

PNC Bank N.A.	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Assets and Liabilities

August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in securities, at value	$1,784,724,046	$143,331,875	$13,547,669,573	$20,901,911,777	$1,495,716,725	$199,735,000

Repurchase agreements, at value and cost	830,572,324	178,878,687	9,491,478,726	10,990,573,484	-	-

Cash	33,603,197	-	-	-	37,054	61,208

Receivable for:
Investments sold	-	900,000	-	-	-	315,000

Interest	1,056,194	20,964	9,417,821	7,237,160	346,690	23,497

Fund expenses absorbed	-	5,056	-	115,182	5,041	-

Investment for trustee deferred compensation and retirement plans	3,644,669	1,008,721	2,164,080	987,082	118,706	356,729

Other assets	124,772	219,614	217,359	1,247,838	37,133	91,265

Total assets	2,653,725,202	324,364,917	23,050,947,559	31,902,072,523	1,496,261,349	200,582,699

Liabilities:

Payable for:
Investments purchased	83,707,955	-	399,847,556	-	44,984,634	-

Amount due custodian	-	12,463	1,795,459	35,860,836	-	-

Dividends	254,769	4,367	843,269	1,321,007	48,847	1,671

Accrued fees to affiliates	131,522	32,780	2,066,942	1,515,523	140,517	101,988

Accrued trustees’ and officers’ fees and benefits	14,771	7,700	62,856	97,276	9,975	7,064

Accrued operating expenses	73,996	50,032	426,940	44,482	53,713	47,638

Trustee deferred compensation and retirement plans	3,930,281	1,079,940	2,415,132	1,156,211	129,859	381,211

Total liabilities	88,113,294	1,187,282	407,458,154	39,995,335	45,367,545	539,572

Net assets applicable to shares outstanding	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net assets consist of:
Shares of beneficial interest	$2,564,796,446	$322,403,496	$22,642,905,919	$31,862,059,097	$1,450,989,544	$200,167,173

Distributable earnings (loss)	815,462	774,139	583,486	18,091	(95,740)	(124,046)

	$2,565,611,908	$323,177,635	$22,643,489,405	$31,862,077,188	$1,450,893,804	$200,043,127

Net Assets:
Institutional Class	$2,558,430,270	$320,753,104	$19,215,805,324	$30,259,135,986	$1,370,210,399	$150,996,969

Private Investment Class	$3,541,763	$1,276,217	$422,827,568	$582,081,907	$14,423,866	$10,134,533

Personal Investment Class	$10,252	$395,347	$281,818,329	$13,529,921	$741,749	$3,583,850

Cash Management Class	$2,947,071	$503,834	$371,957,560	$431,476,231	$340,627	$5,489,875

Reserve Class	$278,241	$105,438	$581,684,073	$401,437,716	$54,584,982	$26,823,422

Resource Class	$365,645	$122,593	$635,713,393	$143,147,544	$150,056	$3,004,200

Corporate Class	$38,666	$21,102	$1,133,683,158	$31,267,883	$10,442,125	$10,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,556,995,297	320,747,228	19,214,641,352	30,259,011,208	1,370,246,974	150,977,656

Private Investment Class	3,539,795	1,276,199	422,801,949	582,079,509	14,424,267	10,133,237

Personal Investment Class	10,246	395,341	281,801,254	13,529,865	741,770	3,583,392

Cash Management Class	2,945,434	503,827	371,935,023	431,474,453	340,636	5,489,173

Reserve Class	278,086	105,437	581,648,828	401,436,062	54,586,495	26,819,991

Resource Class	365,442	122,590	635,674,875	143,146,954	150,060	3,003,816

Corporate Class	38,644	21,102	1,133,614,467	31,267,755	10,442,415	10,277

Net asset value, offering and redemption price per share for each class	$1.0006	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,614,636,741	$322,207,996	$23,039,148,299	$31,892,485,261	$1,495,716,725	$199,735,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Statements of Operations

For the year ended August 31, 2020

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$34,284,787	$6,257,216	$203,953,802	$316,385,027	$12,665,627	$2,133,528

Expenses:

Advisory fees	3,579,174	698,375	29,385,396	31,594,396	1,616,131	450,697

Administrative services fees	1,063,769	209,751	8,705,596	14,279,270	553,117	100,713

Custodian fees	39,456	10,394	684,345	(696,813)	6,675	4,469

Distribution fees:
Private Investment Class	11,697	3,966	1,423,815	1,818,484	27,185	37,931

Personal Investment Class	56	2,327	1,943,548	114,195	1,812	12,104

Cash Management Class	5,877	418	298,824	265,250	4,655	16,154

Reserve Class	2,496	1,632	3,330,130	3,232,492	474,354	218,276

Resource Class	729	197	1,016,902	300,798	643	5,138

Corporate Class	68	6	92,017	19,425	1,901	3

Transfer agent fees	214,750	41,902	1,763,124	2,843,496	111,702	20,281

Trustees’ and officers’ fees and benefits	52,165	26,612	246,372	353,199	33,779	23,278

Registration and filing fees	85,059	89,032	158,643	223,526	82,407	98,838

Reports to shareholders	23,125	16,105	71,876	(81,108)	18,221	15,403

Professional services fees	44,905	37,263	110,574	(141,868)	39,486	36,199

Other	109,541	63,375	266,443	(198,642)	47,091	14,246

Total expenses	5,232,867	1,201,355	49,497,605	53,926,100	3,019,159	1,053,730

Less: Fees waived	(918,298)	(358,636)	(9,124,214)	(2,008,756)	(444,885)	(454,859)

Net expenses	4,314,569	842,719	40,373,391	51,917,344	2,574,274	598,871

Net investment income	29,970,218	5,414,497	163,580,411	264,467,683	10,091,353	1,534,657

Realized and unrealized gain (loss) from:

Net realized gain (loss) from investment securities	(15,623)	78	139,394	(189,477)	(57,411)	-

Change in net unrealized appreciation (depreciation) of investment securities	45,074	(41,714)	-	-	-	-

Net realized and unrealized gain (loss)	29,451	(41,636)	139,394	(189,477)	(57,411)	-

Net increase in net assets resulting from operations	$29,999,669	$5,372,861	$163,719,805	$264,278,206	$10,033,942	$1,534,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the years ended August 31, 2020 and 2019

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$29,970,218	$54,795,839	$5,414,497	$12,099,439

Net realized gain (loss)	(15,623)	29,559	78	723

Change in net unrealized appreciation (depreciation)	45,074	(26,913)	(41,714)	(10,820)

Net increase in net assets resulting from operations	29,999,669	54,798,485	5,372,861	12,089,342

Distributions to shareholders from distributable earnings:
Institutional Class	(29,817,713)	(54,388,381)	(5,392,900)	(12,042,840)

Private Investment Class	(36,868)	(107,595)	(11,032)	(26,438)

Personal Investment Class	(74)	(199)	(2,832)	(8,858)

Cash Management Class	(107,505)	(248,909)	(5,280)	(14,390)

Reserve Class	(1,504)	(5,872)	(1,098)	(3,794)

Resource Class	(3,570)	(20,589)	(1,140)	(2,658)

Corporate Class	(2,984)	(24,294)	(215)	(461)

Total distributions from distributable earnings	(29,970,218)	(54,795,839)	(5,414,497)	(12,099,439)

Share transactions-net:
Institutional Class	114,142,968	100,799,791	(331,356,151)	127,368,867

Private Investment Class	(1,176,345)	(1,144,582)	(71,436)	(241,794)

Personal Investment Class	-	(984)	(45,201)	(175,590)

Cash Management Class	(6,335,509)	3,104,748	(96,257)	(178,908)

Reserve Class	(24,329)	(115,774)	(167,883)	3,716

Resource Class	2,906	(632,819)	(674)	(62,642)

Corporate Class	(287,979)	(1,599,196)	251	457

Net increase (decrease) in net assets resulting from share transactions	106,321,712	100,411,184	(331,737,351)	126,714,106

Net increase (decrease) in net assets	106,351,163	100,413,830	(331,778,987)	126,704,009

Net assets:
Beginning of year	2,459,260,745	2,358,846,915	654,956,622	528,252,613

End of year	$2,565,611,908	$2,459,260,745	$323,177,635	$654,956,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$163,580,411	$484,811,474	$264,467,683	$518,471,634

Net realized gain (loss)	139,394	204,798	(189,477)	224,974

Net increase in net assets resulting from operations	163,719,805	485,016,272	264,278,206	518,696,608

Distributions to shareholders from distributable earnings:
Institutional Class	(146,246,982)	(438,858,990)	(254,196,609)	(491,630,206)

Private Investment Class	(3,446,279)	(9,738,598)	(4,200,784)	(8,737,051)

Personal Investment Class	(2,137,800)	(3,312,891)	(89,620)	(207,870)

Cash Management Class	(3,199,903)	(8,499,805)	(2,683,953)	(7,669,515)

Reserve Class	(1,117,598)	(3,008,307)	(1,290,595)	(3,929,202)

Resource Class	(4,967,684)	(13,201,572)	(1,599,458)	(4,570,537)

Corporate Class	(2,664,191)	(8,191,311)	(439,777)	(1,727,253)

Total distributions from distributable earnings	(163,780,437)	(484,811,474)	(264,500,796)	(518,471,634)

Share transactions-net:
Institutional Class	498,579,949	(1,514,751,400)	256,030,543	7,673,132,994

Private Investment Class	(83,191,362)	(11,707,755)	49,500,711	106,832,736

Personal Investment Class	(78,430,874)	242,362,528	(2,461,469)	7,670,768

Cash Management Class	(24,723,778)	(50,068,678)	66,475,768	31,650,960

Reserve Class	292,043,533	61,097,539	103,651,946	88,155,960

Resource Class	3,118,922	107,165,894	(37,467,649)	(51,677,589)

Corporate Class	704,514,058	(38,240,138)	(9,080,725)	(105,927,589)

Net increase (decrease) in net assets resulting from share transactions	1,311,910,448	(1,204,142,010)	426,649,125	7,749,838,240

Net increase (decrease) in net assets	1,311,849,816	(1,203,937,212)	426,426,535	7,750,063,214

Net assets:
Beginning of year	21,331,639,589	22,535,576,801	31,435,650,653	23,685,587,439

End of year	$22,643,489,405	$21,331,639,589	$31,862,077,188	$31,435,650,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the years ended August 31, 2020 and 2019

	Invesco Treasury Obligations Portfolio		InvescoTax-Free Cash Reserve Portfolio

	2020	2019	2020	2019

Operations:
Net investment income	$ 10,091,353	$ 25,841,669	$ 1,534,657	$ 2,660,015

Net realized gain (loss)	(57,411)	17,726	-	-

Net increase in net assets resulting from operations	10,033,942	25,859,395	1,534,657	2,660,015

Distributions to shareholders from distributable earnings:
Institutional Class	(9,782,969)	(25,123,428)	(1,172,112)	(1,816,364)

Private Investment Class	(65,930)	(111,394)	(106,524)	(305,352)

Personal Investment Class	(898)	(3,844)	(7,119)	(2,466)

Cash Management Class	(16,009)	(41,719)	(177,298)	(395,402)

Reserve Class	(212,244)	(557,964)	(50,307)	(80,976)

Resource Class	(1,150)	(3,101)	(21,222)	(59,305)

Corporate Class	(12,153)	(219)	(75)	(150)

Total distributions from distributable earnings	(10,091,353)	(25,841,669)	(1,534,657)	(2,660,015)

Share transactions-net:
Institutional Class	325,218,196	(235,306,840)	(10,043,247)	33,374,672

Private Investment Class	4,941,082	3,398,983	(10,353,451)	(7,570,673)

Personal Investment Class	630,111	(283,153)	1,041,703	2,531,656

Cash Management Class	(1,553,674)	(1,270,980)	(21,806,010)	(4,585,853)

Reserve Class	(123,709)	21,314,012	6,820,117	5,850,867

Resource Class	16,515	38,286	1,886,657	(1,381,960)

Corporate Class	10,431,998	216	85	135

Net increase (decrease) in net assets resulting from share transactions	339,560,519	(212,109,476)	(32,454,146)	28,218,844

Net increase (decrease) in net assets	339,503,108	(212,091,750)	(32,454,146)	28,218,844

Net assets:
Beginning of year	1,111,390,696	1,323,482,446	232,497,273	204,278,429

End of year	$1,450,893,804	$1,111,390,696	$200,043,127	$232,497,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                             Short-Term Investments Trust

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Year ended 08/31/20	$1.0004	$0.0059	$(0.0006)	$0.0053	$(0.0051)	$ -	$(0.0051)	$1.0006	0.53%	$ 278	0.85%(c)	1.09%(c)	0.59%(c)
Year ended 08/31/19	1.0004	0.0150	0.0000	0.0150	(0.0150)	-	(0.0150)	1.0004	1.51	303	1.05	1.09	1.50
Year ended 08/31/18	1.0002	0.0092	(0.0012)	0.0080	(0.0078)	-	(0.0078)	1.0004	0.80	418	0.99	1.10	0.92
Year ended 08/31/17	1.00	0.0016	0.0015	0.0031	(0.0024)	(0.0005)	(0.0029)	1.0002	0.30	944	0.53	1.13	0.16
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	100,187	0.41	1.16	0.08
Invesco STIC Prime Portfolio
Year ended 08/31/20	1.0001	0.0045	(0.0001)	0.0044	(0.0045)	-	(0.0045)	1.0000	0.45	105	0.90(c)	1.13(c)	0.44(c)
Year ended 08/31/19	1.0001	0.0139	0.0001	0.0140	(0.0140)	-	(0.0140)	1.0001	1.41	273	1.05	1.12	1.39
Year ended 08/31/18	1.0000	0.0083	(0.0005)	0.0078	(0.0077)	-	(0.0077)	1.0001	0.78	270	0.90	1.14	0.83
Year ended 08/31/17	1.00	0.0040	(0.0008)	0.0032	(0.0032)	-	(0.0032)	1.0000	0.32	501	0.40	1.14	0.40
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.15	21,474	0.25	1.19	0.15
Invesco Treasury Portfolio
Year ended 08/31/20	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.39	581,684	0.60(c)	1.08(c)	0.44(c)
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.32	289,625	1.05	1.08	1.31
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.64	228,520	0.88	1.07	0.67
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	250,728	0.50	1.07	0.20
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.07	159,126	0.27	1.14	0.04
Invesco Government & Agency Portfolio
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	(0.00)	1.00	0.40	401,438	0.63(c)	1.02(c)	0.37(c)
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.34	297,787	1.03	1.03	1.33
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.66	209,629	0.86	1.02	0.64
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	170,955	0.45	1.02	0.28
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	315,886	0.23	1.12	0.10
Invesco Treasury Obligations Portfolio
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.38	54,585	0.75(c)	1.07(c)	0.27(c)
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.29	54,711	1.05	1.08	1.28
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.65	33,396	0.88	1.08	0.64
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	35,625	0.40	1.09	0.26
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.09	36,641	0.18	1.34	0.07
Invesco Tax-Free Cash Reserve Portfolio
Year ended 08/31/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.23	26,823	0.69(c)	1.21(c)	0.26(c)
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.52	20,002	1.07	1.22	0.51
Year ended 08/31/18	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	14,151	0.77	1.25	0.44
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	13,658	0.43	1.24	0.33
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.05	21,535	0.15	1.29	0.07

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)

Ratios are based on average daily net assets (000’s omitted) of $287, $188, $382,774, $371,551, $54,523 and $25,089 for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                             Short-Term Investments Trust

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain

39                             Short-Term Investments Trust

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or

40                             Short-Term Investments Trust

instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the year ended August 31, 2020, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.13%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

41                             Short-Term Investments Trust

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended August 31, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation

Invesco Liquid Assets Portfolio	$ 916,953

Invesco STIC Prime Portfolio	354,758

Invesco Treasury Portfolio	6,130,127

Invesco Government & Agency Portfolio	-

Invesco Treasury Obligations Portfolio	274,586

Invesco Tax-Free Cash Reserve Portfolio	311,174

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the year ended August 31, 2020 are shown below:

		Private	Personal	Cash
		Investment	Investment	Management	Reserve	Resource	Corporate
	Fund Level	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	$-	$733	$9	$-	$582	$21	$-

Invesco STIC Prime Portfolio	2,018	887	573	71	287	41	1

Invesco Treasury Portfolio	-	417,235	624,782	18,501	1,713,928	216,249	3,392

Invesco Government & Agency Portfolio	-	456,411	41,926	18,079	1,450,150	42,117	73

Invesco Treasury Obligations Portfolio	-	7,598	1,200	217	161,180	41	63

Invesco Tax-Free Cash Reserve Portfolio	33,144	8,664	5,729	2,215	92,327	1,605	1

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2020, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to

42                             Short-Term Investments Trust

significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$93,743,593	$149,731,882	$-

Invesco STIC Prime Portfolio	49,203,977	45,363,263	-

Invesco Tax-Free Cash Reserve Portfolio	248,610,783	242,669,996	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019

	2020			2019
		Ordinary			Ordinary
	Ordinary	Income-Tax-	Long-Term	Ordinary	Income-Tax-
	Income*	Exempt	Capital Gains	Income*	Exempt

Invesco Liquid Assets Portfolio	$29,970,218	$-	$-	$54,795,839	$-

Invesco STIC Prime Portfolio	5,414,497	-	-	12,099,439	-

Invesco Treasury Portfolio	163,582,316	-	198,121	484,811,474	-

Invesco Government & Agency Portfolio	264,469,100	-	31,696	518,471,634	-

Invesco Treasury Obligations Portfolio	10,091,353	-	-	25,841,669	-

Invesco Tax-Free Cash Reserve Portfolio	-	1,534,657	-	-	2,660,015

*	Includes short-term capital gain distributions, if any.

43                             Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

				Net Unrealized
	Undistributed	Undistributed	Temporary	Appreciation		Shares of
	Ordinary	Tax-Exempt	Book/Tax	(Depreciation)-	Capital Loss	Beneficial	Total
	Income	Income	Differences	Investments	Carryforwards	Interest	Net Assets

Invesco Liquid Assets Portfolio	$3,354,188	$-	$(3,182,732)	$659,629	$(15,623)	$2,564,796,446	$2,565,611,908

Invesco STIC Prime Portfolio	1,639,256	-	(867,683)	2,566	-	322,403,496	323,177,635

Invesco Treasury Portfolio	2,573,305	-	(1,973,847)	(15,972)	-	22,642,905,919	22,643,489,405

Invesco Government & Agency Portfolio	1,162,580	-	(955,013)	-	(189,476)	31,862,059,097	31,862,077,188

Invesco Treasury Obligations Portfolio	91,628	-	(104,172)	(23,691)	(59,505)	1,450,989,544	1,450,893,804

Invesco Tax-Free Cash Reserve Portfolio	-	200,772	(305,726)	-	(19,092)	200,167,173	200,043,127

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2020, as follows:

	Not Subject to
Fund	Expiration	Total*

Invesco Liquid Assets Portfolio	$15,623	$15,623

Invesco Government & Agency Portfolio	189,476	189,476

Invesco Treasury Obligations Portfolio	59,505	59,505

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)

Invesco Liquid Assets Portfolio	$2,614,636,741	$676,866	$(17,237)	$659,629

Invesco STIC Prime Portfolio	322,207,996	2,599	(33)	2,566

Invesco Treasury Portfolio	23,039,164,271	-	(15,972)	(15,972)

Invesco Treasury Obligations Portfolio	1,495,740,416	-	(23,691)	(23,691)

*

For Invesco Treasury Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2020, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income (Loss)	Realized Gain (Loss)	Beneficial Interest

Invesco Liquid Assets Portfolio	$ 29,559	$ (29,559)	$ -

Invesco STIC Prime Portfolio	2,359	(2,359)	-

Invesco Treasury Portfolio	114,461	(153,462)	39,001

Invesco Government & Agency Portfolio	(1,417)	1,417	-

Invesco Treasury Obligations Portfolio	-	-	-

Invesco Tax-Free Cash Reserve Portfolio	-	-	-

44                             Short-Term Investments Trust

NOTE 10–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	15,429,264,962	$15,436,049,996	11,115,059,561	$11,118,203,826

Private Investment Class	556,769	556,939	286,881	286,945

Cash Management Class	57,447,877	57,471,129	183,906,129	183,953,776

Reserve Class	64,898	64,918	8,652	8,654

Resource Class	601	601	5,100	5,102

Corporate Class	172,360	172,517	396,987	397,046

Issued as reinvestment of dividends:
Institutional Class	6,416,422	6,418,790	10,250,841	10,253,316

Private Investment Class	32,532	32,543	86,006	86,026

Personal Investment Class	-	-	15	15

Cash Management Class	81,549	81,575	175,461	175,508

Reserve Class	1,504	1,504	5,870	5,872

Resource Class	3,570	3,570	20,583	20,589

Corporate Class	2,984	2,984	24,289	24,294

Reacquired:
Institutional Class	(15,321,899,211)	(15,328,325,818)	(11,024,583,994)	(11,027,657,351)

Private Investment Class	(1,765,341)	(1,765,827)	(1,517,171)	(1,517,553)

Personal Investment Class	-	-	(999)	(999)

Cash Management Class	(63,868,033)	(63,888,213)	(180,975,556)	(181,024,536)

Reserve Class	(90,719)	(90,751)	(130,254)	(130,300)

Resource Class	(1,265)	(1,265)	(658,263)	(658,510)

Corporate Class	(463,261)	(463,480)	(2,019,990)	(2,020,536)

Net increase in share activity	105,958,198	$106,321,712	100,340,148	$100,411,184

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 75% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,515,191,563	$1,515,273,645	1,752,564,099	$1,752,564,558

Private Investment Class	46,700	46,700	106,492	106,492

Personal Investment Class	561	561	-	-

Cash Management Class	-	-	32,538	32,538

Reserve Class	281	281	342	342

Resource Class	182	182	-	-

Corporate Class	36	36	-	-

Issued as reinvestment of dividends:
Institutional Class	4,489,681	4,489,681	7,389,194	7,389,194

Private Investment Class	11,032	11,032	25,796	25,796

Personal Investment Class	2,832	2,832	199	199

Cash Management Class	3,278	3,278	9,022	9,022

Reserve Class	1,098	1,098	3,751	3,751

Resource Class	1,140	1,140	2,606	2,606

Corporate Class	215	215	457	457

Reacquired:
Institutional Class	(1,851,039,089)	(1,851,119,477)	(1,632,583,978)	(1,632,584,885)

Private Investment Class	(129,157)	(129,168)	(374,081)	(374,082)

Personal Investment Class	(48,590)	(48,594)	(175,789)	(175,789)

Cash Management Class	(99,534)	(99,535)	(220,468)	(220,468)

Reserve Class	(169,247)	(169,262)	(377)	(377)

Resource Class	(1,996)	(1,996)	(65,248)	(65,248)

Net increase (decrease) in share activity	(331,739,014)	$(331,737,351)	126,714,555	$126,714,106

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 97% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	182,665,163,108	$182,665,163,108	187,978,433,067	$187,978,433,067

Private Investment Class	1,486,970,970	1,486,970,970	1,261,646,363	1,261,646,363

Personal Investment Class	2,422,880,087	2,422,880,087	1,630,224,829	1,630,224,829

Cash Management Class	861,417,932	861,417,932	2,148,188,357	2,148,188,357

Reserve Class	1,819,500,275	1,819,500,275	847,847,187	847,847,187

Resource Class	333,477,473	333,477,473	883,852,393	883,852,393

Corporate Class	6,641,915,581	6,641,915,581	7,123,495,519	7,123,495,519

Issued as reinvestment of dividends:
Institutional Class	45,062,613	45,062,613	115,324,756	115,324,756

Private Investment Class	1,524,217	1,524,217	3,080,285	3,080,285

Personal Investment Class	2,137,800	2,137,800	2,964,198	2,964,198

Cash Management Class	3,199,903	3,199,903	8,004,739	8,004,739

Reserve Class	1,117,598	1,117,598	2,800,991	2,800,991

Resource Class	377,525	377,525	2,341,092	2,341,092

Corporate Class	2,642,981	2,642,981	6,377,933	6,377,933

Reacquired:
Institutional Class	(182,211,645,772)	(182,211,645,772)	(189,608,509,223)	(189,608,509,223)

Private Investment Class	(1,571,686,549)	(1,571,686,549)	(1,276,434,403)	(1,276,434,403)

Personal Investment Class	(2,503,448,761)	(2,503,448,761)	(1,390,826,499)	(1,390,826,499)

Cash Management Class	(889,341,613)	(889,341,613)	(2,206,261,774)	(2,206,261,774)

Reserve Class	(1,528,574,340)	(1,528,574,340)	(789,550,639)	(789,550,639)

Resource Class	(330,736,076)	(330,736,076)	(779,027,591)	(779,027,591)

Corporate Class	(5,940,044,504)	(5,940,044,504)	(7,168,113,590)	(7,168,113,590)

Net increase (decrease) in share activity	1,311,910,448	$1,311,910,448	(1,204,142,010)	$(1,204,142,010)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	262,928,153,701	$262,928,153,701	201,304,629,047	$201,304,629,047

Private Investment Class	2,584,479,157	2,584,479,157	2,057,789,705	2,057,789,705

Personal Investment Class	62,737,197	62,737,197	33,910,046	33,910,046

Cash Management Class	657,577,573	657,577,573	970,595,900	970,595,900

Reserve Class	1,172,921,187	1,172,921,187	1,378,739,399	1,378,739,399

Resource Class	1,825,896,962	1,825,896,962	2,554,982,650	2,554,982,650

Corporate Class	820,373,313	820,373,313	573,841,827	573,841,827

Issued as reinvestment of dividends:
Institutional Class	73,415,945	73,415,945	126,914,764	126,914,764

Private Investment Class	3,046,192	3,046,192	4,227,798	4,227,798

Personal Investment Class	89,620	89,620	168,914	168,914

Cash Management Class	2,363,772	2,363,772	5,327,428	5,327,428

Reserve Class	1,290,595	1,290,595	3,618,437	3,618,437

Resource Class	1,403,826	1,403,826	3,149,980	3,149,980

Corporate Class	26,956	26,956	346,829	346,829

Reacquired:
Institutional Class	(262,745,539,103)	(262,745,539,103)	(193,758,410,817)	(193,758,410,817)

Private Investment Class	(2,538,024,638)	(2,538,024,638)	(1,955,184,767)	(1,955,184,767)

Personal Investment Class	(65,288,286)	(65,288,286)	(26,408,192)	(26,408,192)

Cash Management Class	(593,465,577)	(593,465,577)	(944,272,368)	(944,272,368)

Reserve Class	(1,070,559,836)	(1,070,559,836)	(1,294,201,876)	(1,294,201,876)

Resource Class	(1,864,768,437)	(1,864,768,437)	(2,609,810,219)	(2,609,810,219)

Corporate Class	(829,480,994)	(829,480,994)	(680,116,245)	(680,116,245)

Net increase in share activity	426,649,125	$426,649,125	7,749,838,240	$7,749,838,240

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 10% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

48                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Treasury Obligations Portfolio
	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	2,007,630,177	$2,007,630,177	902,898,047	$902,898,047

Private Investment Class	17,752,712	17,752,712	17,567,905	17,567,905

Personal Investment Class	12,396,845	12,396,845	1,755,557	1,755,557

Cash Management Class	38,202,008	38,202,008	1,001,917	1,001,917

Reserve Class	108,199,892	108,199,892	120,013,835	120,013,835

Resource Class	2,952,538	2,952,538	2,115,950	2,115,950

Corporate Class	16,000,000	16,000,000	-	-

Issued as reinvestment of dividends:

Institutional Class	1,687,442	1,687,442	2,012,405	2,012,405

Private Investment Class	65,930	65,930	107,684	107,684

Personal Investment Class	282	282	2,574	2,574

Cash Management Class	16,009	16,009	41,719	41,719

Reserve Class	212,244	212,244	513,925	513,925

Resource Class	424	424	1,002	1,002

Corporate Class	11,998	11,998	216	216

Reacquired:

Institutional Class	(1,684,099,423)	(1,684,099,423)	(1,140,217,292)	(1,140,217,292)

Private Investment Class	(12,877,560)	(12,877,560)	(14,276,606)	(14,276,606)

Personal Investment Class	(11,767,016)	(11,767,016)	(2,041,284)	(2,041,284)

Cash Management Class	(39,771,691)	(39,771,691)	(2,314,616)	(2,314,616)

Reserve Class	(108,535,845)	(108,535,845)	(99,213,748)	(99,213,748)

Resource Class	(2,936,447)	(2,936,447)	(2,078,666)	(2,078,666)

Corporate Class	(5,580,000)	(5,580,000)	-	-

Net increase (decrease) in share activity	339,560,519	$339,560,519	(212,109,476)	$(212,109,476)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

      In addition, 49% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

49                             Short-Term Investments Trust

NOTE 10–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio
	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	310,891,005	$310,891,005	205,082,518	$205,082,518

Private Investment Class	11,295,911	11,295,911	57,208,640	57,208,640

Personal Investment Class	11,189,176	11,189,176	5,818,771	5,818,771

Cash Management Class	7,389,500	7,389,500	49,844,196	49,844,196

Reserve Class	58,297,928	58,297,928	52,342,069	52,342,069

Resource Class	4,102,971	4,102,971	31,003,313	31,003,313

Corporate Class	10	10	110,000	110,000

Issued as reinvestment of dividends:

Institutional Class	770,263	770,263	919,230	919,230

Private Investment Class	106,524	106,524	281,127	281,127

Personal Investment Class	7,119	7,119	385	385

Cash Management Class	164,121	164,121	309,533	309,533

Reserve Class	50,307	50,307	79,513	79,513

Resource Class	21,121	21,121	51,611	51,611

Corporate Class	75	75	135	135

Reacquired:

Institutional Class	(321,704,515)	(321,704,515)	(172,627,076)	(172,627,076)

Private Investment Class	(21,755,886)	(21,755,886)	(65,060,440)	(65,060,440)

Personal Investment Class	(10,154,592)	(10,154,592)	(3,287,500)	(3,287,500)

Cash Management Class	(29,359,631)	(29,359,631)	(54,739,582)	(54,739,582)

Reserve Class	(51,528,118)	(51,528,118)	(46,570,715)	(46,570,715)

Resource Class	(2,237,435)	(2,237,435)	(32,436,884)	(32,436,884)

Corporate Class	-	-	(110,000)	(110,000)

Net increase (decrease) in share activity	(32,454,146)	$(32,454,146)	28,218,844	$28,218,844

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

50                             Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Short-Term Investments Trust and Reserve Class Shareholders of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (six of the funds constituting Short-Term Investments Trust, hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

51                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(03/01/20)	(08/31/20)[1]	Period[2]	(08/31/20)	Period[2]	Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$1,000.50	$3.22	$1,021.92	$3.25	0.64%
Invesco STIC Prime Portfolio	1,000.00	1,000.30	3.07	1,022.07	3.10	0.61
Invesco Treasury Portfolio	1,000.00	1,000.20	1.71	1,023.43	1.73	0.34
Invesco Government & Agency Portfolio	1,000.00	1,000.20	1.71	1,023.43	1.73	0.34
Invesco Treasury Obligations Portfolio	1,000.00	1,000.20	2.21	1,022.92	2.24	0.44
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,001.50	1.81	1,023.33	1.83	0.36

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

52                             Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of Short-Term Investments Trust as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of Short-Term Investments Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, with respect to Invesco Government & Agency Portfolio, Invesco Tax-Free Cash Reserve Portfolio and Invesco Treasury Obligations Portfolio only, separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

53                             Short-Term Investments Trust

Invesco Liquid Assets Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco STIC Prime Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Government & Agency Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Treasury Obligations Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components. The Board noted that each Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it

54                             Short-Term Investments Trust

provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board compared each Fund’s contractual management fee rate to the contractual management fee rates of funds in each Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Institutional Class shares of each Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

Invesco Treasury Obligations Portfolio

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

55                             Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State
Income Tax
	Long Term Capital Gain Distributions	Business Interest Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*

Invesco Liquid Assets Portfolio	$ -	99.19%	0.00%	0.00%	0.13%	0.00%

Invesco STIC Prime Portfolio	-	95.76%	0.00%	0.00%	0.07%	0.00%

Invesco Treasury Portfolio	198,121	99.91%	0.00%	0.00%	62.25%	0.00%

Invesco Government & Agency Portfolio	31,696	100.00%	0.00%	0.00%	24.37%	0.00%

Invesco Treasury Obligations Portfolio	-	100.00%	0.00%	0.00%	100.00%	0.00%

Invesco Tax-Free Cash Reserve Portfolio	-	0.00%	0.00%	0.00%	0.00%	100.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Liquid Assets Portfolio	$29,559	0.00%

Invesco STIC Prime Portfolio	-	0.00%

Invesco Treasury Portfolio	-	100.00%

Invesco Government & Agency Portfolio	-	100.00%

Invesco Treasury Obligations Portfolio	-	100.00%

Invesco Tax-Free Cash Reserve Portfolio	-	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

56                             Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	198	None

		Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett – 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non - profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields – 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo Technologies, Inc. (Technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

T-2                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Eli Jones – 1961 Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP
Prema Mathai-Davis – 1950 Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

			198	Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulizer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management TeamOlayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

T-3                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Ann Barnett Stern – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	198	None
Daniel S. Vandivort –1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None
James D. Vaughn – 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson – 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non-profit organization managing regional electricity market)

T-4                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President, Principal Executive Officer and Treasurer	1999

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk – 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-5                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings(Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos – 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Principal Financial and Accounting Officer – Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer – Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc.

Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-6                             Short-Term Investments Trust

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster – 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-7                             Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-AR-7

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial experts are David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Elizabeth Krentzman, Anthony J. LaCava, Jr., Teresa M. Ressel, Jr. Robert C. Troccoli and James Vaughn. David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Elizabeth Krentzman, Anthony J. LaCava, Jr., Teresa M. Ressel, Jr. Robert C. Troccoli and James Vaughn are “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Pursuant to PCAOB Rule 3526, PricewaterhouseCoopers LLC (“PwC”) advised the Registrant’s Audit Committee of the following matters identified between September 1, 2019 to October 29, 2020 that may be reasonably thought to bear on PwC’s independence. PwC advised the Audit Committee that five PwC Managers and one PwC Associate each held financial interests either directly or, in the case of two PwC Managers, indirectly through their spouse’s brokerage account, in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. In reporting the matters to the Audit Committee, PwC noted, among other things, that the impermissible holdings were disposed of by the individuals, the individuals were not in the chain of command of the audit or the audit partners of the Funds, the individuals either did not provide any audit services (or in the case of one PwC Manager and one PwC Associate, the individual did not have decision-making responsibility for matters that materially affected the audit and their audit work was reviewed by team members at least two levels higher than the individuals), or did not provide services of any kind to the Registrant or its affiliates, and the financial interests were not material to the net worth of each individual or their respective immediate family members and senior leadership of the Funds’ audit engagement team was unaware of the impermissible holdings until after the matters were confirmed to be independence exceptions or individuals ceased providing services. Based on the mitigating factors noted above, PwC advised the Audit Committee that it concluded that its objectivity and impartiality with respect to all issues encompassed within the audit engagement has not been impaired and that it believes it can continue to serve as the independent registered public accounting firm for the Funds in the Registrant.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PwC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2020	Fees Billed for Services Rendered to the Registrant for fiscal year end 2019

Audit Fees	$129,163	$161,482
Audit-Related Fees	$0	$0
Tax Fees(1)	$85,963	$98,730
All Other Fees	$0	$0

Total Fees	$215,126	$260,212

(1)

Tax Fees for the fiscal years ended August 31, 2020 and 2019 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Invesco Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2020 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2019 That Were Required to be Pre-Approved by the Registrant’s Audit Committee

Audit-Related Fees(1)	$701,000	$690,000
Tax Fees	$0	$0
All Other Fees	$0	$0
Total Fees	$701,000	$690,000

(1)	Audit-Related Fees for the fiscal years ended 2020 and 2019 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

[1]	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;

•	Human resources;

•	Broker-dealer, investment adviser, or investment banking services ;

•	Legal services;

•	Expert services unrelated to the audit;

•	Any service or product provided for a contingent fee or a commission;

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;

•	Tax services for persons in financial reporting oversight roles at the Fund; and

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;

•	Financial information systems design and implementation;

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

•	Actuarial services; and

•	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $5,769,000 for the fiscal year ended August 31, 2020 and $3,211,000 for the fiscal year ended August 31, 2019. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $6,555,963 for the fiscal year ended August 31, 2020 and $3,999,730 for the fiscal year ended August 31, 2019.

PwC provided audit services to the Investment Company complex of approximately $32 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 14, 2020, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Code of Ethics.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 6, 2020